Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)
Argentina – 0.2%
MercadoLibre, Inc.*	608	$387
Austria – 0.1%
Erste Group Bank A.G.	10,384	264
Brazil – 5.9%
Ambev S.A. ADR	1,062,963	2,668
Arezzo Industria e Comercio S.A.	31,200	416
Banco do Brasil S.A.	82,900	528
BB Seguridade Participacoes S.A.	226,300	1,124
CSN Mineracao S.A.	48,800	36
Hapvida Participacoes e Investimentos S.A.*	132,400	138
Hypera S.A.*	384,500	2,797
Localiza Rent a Car S.A.	105,100	1,052
Lojas Renner S.A.*	107,800	465
Suzano S.A.	333,153	3,171
TOTVS S.A.*	49,000	218
Vale S.A.	81,300	1,190
WEG S.A.	201,900	1,021
XP, Inc., Class A*	10,200	183
		15,007
Canada – 0.2%
First Quantum Minerals Ltd.	26,300	499
China – 26.0%
Airtac International Group	15,000	499
Alibaba Group Holding Ltd.*	336,700	4,803
Alibaba Group Holding Ltd. ADR*	2,778	316
ANTA Sports Products Ltd.	127,400	1,594
Baidu, Inc. ADR*	28,511	4,240
Baidu, Inc., Class A*	114,350	2,149
BYD Co. Ltd., Class H	70,000	2,820
Centre Testing International Group Co. Ltd., Class A	295,000	1,024
China Construction Bank Corp., Class H	2,103,000	1,414
China International Capital Corp. Ltd., Class H	688,400	1,491
China Longyuan Power Group Corp. Ltd., Class H	1,187,000	2,315
China Merchants Bank Co. Ltd., Class H	180,500	1,228
China Vanke Co. Ltd., Class H	426,300	1,089
China Yangtze Power Co. Ltd., Class A	304,900	1,054
Chongqing Brewery Co. Ltd., Class A	80,000	1,755
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
China – 26.0%continued
Contemporary Amperex Technology Co. Ltd., Class A	5,300	$424
Country Garden Holdings Co. Ltd.	321,000	202
Country Garden Services Holdings Co. Ltd.	156,500	712
Dongfeng Motor Group Co. Ltd., Class H	2,227,464	1,695
East Money Information Co. Ltd., Class A	369,300	1,404
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	60,800	354
JD.com, Inc., Class A	124,995	4,042
Jiumaojiu International Holdings Ltd.	383,000	1,037
LONGi Green Energy Technology Co. Ltd., Class A	112,980	1,125
Luzhou Laojiao Co. Ltd., Class A	19,200	709
Meituan, Class B*	114,600	2,896
NARI Technology Co. Ltd., Class A	418,680	1,693
NetEase, Inc.	67,200	1,258
NetEase, Inc. ADR	4,440	413
Pinduoduo, Inc. ADR*	16,060	992
Ping An Insurance Group Co. of China Ltd., Class H	345,500	2,391
Shenzhen Inovance Technology Co. Ltd., Class A	96,500	951
Shenzhen Inovance Technology Co. Ltd., Class A (Hong Kong Exchange)	167,292	1,648
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,900	464
Silergy Corp.	1,200	96
Sungrow Power Supply Co. Ltd., Class A	54,499	803
Tencent Holdings Ltd.	110,400	5,014
Topsports International Holdings Ltd.	48,516	44
Trip.com Group Ltd. ADR*	16,040	440
Want Want China Holdings Ltd.	2,034,969	1,775
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	119,800	1,135
XPeng, Inc. ADR*	43,500	1,381
Yadea Group Holdings Ltd.	80,000	157
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	48,048	1,564
Yunnan Energy New Material Co. Ltd., Class A	30,200	1,133
		65,743

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Denmark – 0.2%
Novo Nordisk A/S, Class B	5,040	$559
Egypt – 0.5%
Commercial International Bank Egypt S.A.E.	679,220	1,347
France – 0.6%
LVMH Moet Hennessy Louis Vuitton S.E.	764	471
Teleperformance	3,494	1,075
		1,546
Germany – 0.2%
Bayer A.G. (Registered)	7,938	472
Greece – 0.2%
OPAP S.A.	40,490	582
Hong Kong – 1.5%
AIA Group Ltd.	251,000	2,757
Bosideng International Holdings Ltd.	984,000	612
SITC International Holdings Co. Ltd.	144,000	408
		3,777
India – 10.7%
Apollo Hospitals Enterprise Ltd.	6,034	282
Axis Bank Ltd.*	128,446	1,038
Bajaj Finance Ltd.	13,122	900
Bharat Electronics Ltd.	37,404	111
Bharti Airtel Ltd.*	214,408	1,862
HDFC Bank Ltd.	77,958	1,334
HDFC Bank Ltd. ADR	23,543	1,294
Hero MotoCorp Ltd.	89,109	3,074
Housing Development Finance Corp. Ltd.	85,288	2,351
ICICI Bank Ltd. ADR	44,233	785
Infosys Ltd.	10,703	199
Infosys Ltd. ADR	149,311	2,764
Reliance Industries Ltd.	183,139	6,030
Tata Consultancy Services Ltd.	122,193	5,064
		27,088
Indonesia – 3.0%
Astra International Tbk PT	6,424,408	2,855
Bank Central Asia Tbk PT	3,910,800	1,905
Bank Mandiri Persero Tbk PT	1,973,000	1,053
Sumber Alfaria Trijaya Tbk PT	2,396,000	328
Telkom Indonesia Persero Tbk PT	3,991,600	1,073
Vale Indonesia Tbk PT*	658,000	250
		7,464
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Japan – 0.4%
Inpex Corp.	100,300	$1,082
Malaysia – 0.6%
Petronas Chemicals Group Bhd.	394,900	807
Public Bank Bhd.	802,400	796
		1,603
Mexico – 5.3%
Alfa S.A.B. de C.V., Class A	2,197,354	1,563
America Movil S.A.B. de C.V., Class L ADR	188,117	3,843
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	12,500	175
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	9,960	196
Grupo Financiero Banorte S.A.B. de C.V., Series O	242,300	1,354
Grupo Mexico S.A.B. de C.V., Series B	150,697	628
Nemak S.A.B. de C.V.*	942,524	188
Wal-Mart de Mexico S.A.B. de C.V.	1,600,275	5,507
		13,454
Netherlands – 0.1%
ASML Holding N.V.	422	204
Norway – 0.0%
Norsk Hydro ASA	15,000	85
Peru – 1.1%
Cia de Minas Buenaventura S.A.A. ADR	107,606	710
Credicorp Ltd.	16,926	2,030
		2,740
Poland – 0.1%
Dino Polska S.A.*	3,778	270
Russia – 0.0%
Gazprom PJSC(2)	66,340	—
LUKOIL PJSC(2)	9,885	—
Moscow Exchange MICEX-RTS PJSC(2) *	426,740	—
		—
Saudi Arabia – 1.1%
Al Rajhi Bank	20,978	462
Alinma Bank	36,618	327
Saudi Arabian Oil Co.	15,610	161
Saudi National Bank (The)	77,150	1,357
Saudi Telecom Co.	13,116	340
		2,647

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Singapore – 0.4%
DBS Group Holdings Ltd.	50,900	$1,089
South Africa – 5.8%
Absa Group Ltd.	100,361	956
AngloGold Ashanti Ltd.	59,342	875
Aspen Pharmacare Holdings Ltd.	61,724	529
Bid Corp. Ltd.	86,067	1,638
Bidvest Group (The) Ltd.	275,964	3,556
Capitec Bank Holdings Ltd.	6,100	745
Clicks Group Ltd.	66,075	1,115
FirstRand Ltd.	364,992	1,402
Shoprite Holdings Ltd.	70,432	858
Standard Bank Group Ltd.	195,361	1,866
Truworths International Ltd.	338,741	1,062
		14,602
South Korea – 11.7%
Amorepacific Corp.	13,751	1,380
Hana Financial Group, Inc.	38,002	1,154
Hyundai Mobis Co. Ltd.	7,083	1,087
Hyundai Motor Co.	31,615	4,399
Kia Corp.	2,803	167
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	18,817	1,362
LG H&H Co. Ltd.	2,468	1,294
NAVER Corp.	2,451	455
Orion Corp.	16,627	1,333
POSCO Holdings, Inc.	10,278	1,829
Samsung Biologics Co. Ltd.*	1,309	797
Samsung Electronics Co. Ltd.	213,079	9,334
Samsung SDI Co. Ltd.	1,263	518
Shinhan Financial Group Co. Ltd.	78,332	2,241
SK Hynix, Inc.	2,015	141
SK Telecom Co. Ltd.	49,254	1,975
S-Oil Corp.	1,808	144
		29,610
Switzerland – 0.3%
Nestle S.A. (Registered)	6,805	798
Taiwan – 7.6%
ASPEED Technology, Inc.	1,430	91
Chailease Holding Co. Ltd.	120,750	847
Chunghwa Telecom Co. Ltd.	243,000	999
CTBC Financial Holding Co. Ltd.	1,096,000	931
Delta Electronics, Inc.	41,500	307
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Taiwan – 7.6%continued
Far EasTone Telecommunications Co. Ltd.	414,000	$1,163
Hon Hai Precision Industry Co. Ltd.	1,256,796	4,598
MediaTek, Inc.	8,700	190
Taiwan Semiconductor Manufacturing Co. Ltd.	388,000	6,180
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,330	4,033
		19,339
Thailand – 1.6%
Airports of Thailand PCL NVDR*	153,900	309
Bangkok Dusit Medical Services PCL NVDR	658,400	466
Bumrungrad Hospital PCL NVDR	87,900	445
CP ALL PCL (Registered)	662,000	1,124
Kasikornbank PCL NVDR	90,400	386
PTT Exploration & Production PCL NVDR	299,200	1,347
		4,077
Turkey – 0.7%
Turkiye Petrol Rafinerileri A.S.*	111,873	1,775
United Arab Emirates – 2.2%
Dubai Islamic Bank PJSC	464,718	729
Emaar Properties PJSC	2,099,211	2,977
First Abu Dhabi Bank PJSC	359,223	1,838
		5,544
United Kingdom – 1.3%
Anglo American PLC	29,375	1,049
AstraZeneca PLC ADR	7,800	515
BAE Systems PLC	60,487	612
Diageo PLC	9,428	407
Reckitt Benckiser Group PLC	3,382	254
Shell PLC (London Exchange)	20,390	532
		3,369
United States – 2.0%
Copa Holdings S.A., Class A*	5,200	330
Danaher Corp.	414	105
Estee Lauder (The) Cos., Inc., Class A	2,025	516
Microsoft Corp.	4,051	1,040
Samsonite International S.A.*	184,200	372
Schlumberger N.V.	9,800	350
Tenaris S.A. ADR	92,895	2,387
		5,100

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Uruguay – 0.1%
Globant S.A.*	1,243	$216
Total Common Stocks
(Cost $225,355)		232,339

PARTICIPATION (EQUITY LINKED) NOTES – 0.7%
United Kingdom – 0.7%
Alinama Bank, Issued by HSBC PLC, Expires 4/4/24	110,907	987
Leejam Sports Co., Issued by HSBC Bank PLC, Expires 1/17/23	19,294	461
Saudi Arabian Oil Co., Issued by HSBC Bank PLC, Expires 2/28/24	30,167	312
		1,760
Total Participation (Equity Linked) Notes
(Cost $1,928)		1,760

PREFERRED STOCKS – 2.1%
Brazil – 1.7%
Banco Bradesco S.A. ADR, 1.07%(3)	272,156	887
Itau Unibanco Holding S.A., 0.86%(3)	263,700	1,144
Itau Unibanco Holding S.A. ADR, 0.74%(3)	559,257	2,394
		4,425
Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A. ADR, 3.11%(3)	4,972	415
South Korea – 0.2%
Samsung Electronics Co. Ltd., 2.78%(3)	12,542	503
Total Preferred Stocks
(Cost $5,628)		5,343

INVESTMENT COMPANIES – 2.2%
iShares Core S&P 500 ETF	7,500	2,844
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(4) (5)	2,635,043	2,635
Total Investment Companies
(Cost $6,008)		5,479

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.8%
U.S. Treasury Bill, 1.82%, 11/25/22(6) (7)	$1,990	$1,973
Total Short-Term Investments
(Cost $1,975)		1,973

Total Investments – 97.5%
(Cost $240,894)		246,894
Other Assets less Liabilities – 2.5%		6,447
Net Assets – 100.0%		$253,341

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2022 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	76	$3,810	Long	9/22	$14

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	17.7%
Hong Kong Dollar	17.5
Korean Won	11.9
Indian Rupee	8.8
Taiwan Dollar	6.3
South African Rand	5.8
Brazilian Real	5.3
Chinese Yuan Renminbi	5.2
All other currencies less than 5%	19.0
Total Investments	97.5
Other Assets less Liabilities	2.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$387	$—	$—	$387
Brazil	15,007	—	—	15,007
Canada	499	—	—	499
China	7,782	57,961	—	65,743
India	4,843	22,245	—	27,088
Mexico	13,454	—	—	13,454
Peru	2,740	—	—	2,740
Taiwan	4,033	15,306	—	19,339
United Kingdom	515	2,854	—	3,369
United States	4,728	372	—	5,100
Uruguay	216	—	—	216
All Other Countries(1)	—	79,397	—	79,397
Total Common Stocks	54,204	178,135	—	232,339
Participation (Equity Linked) Notes	—	1,760	—	1,760
Preferred Stocks:
South Korea	—	503	—	503
All Other Countries(1)	4,840	—	—	4,840
Total Preferred Stocks	4,840	503	—	5,343
Investment Companies	5,479	—	—	5,479
Short-Term Investments	—	1,973	—	1,973
Total Investments	$64,523	$182,371	$—	$246,894
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$14	$—	$—	$14

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,729	$71,161	$86,255	$7	$2,635	2,635,043
NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)
Argentina – 0.2%
MercadoLibre, Inc.*	1,014	$646
YPF S.A. ADR*	32,427	105
		751
Australia – 2.4%
Allkem Ltd.*	76,330	543
Atlassian Corp. PLC, Class A*	10,497	1,967
Bank of Queensland Ltd.	52,835	243
Beach Energy Ltd.	369,885	438
Charter Hall Group	33,393	250
CSL Ltd.	27,204	5,055
CSR Ltd.	55,951	157
Elders Ltd.	48,148	419
Iluka Resources Ltd.	44,706	291
Incitec Pivot Ltd.	114,563	264
JB Hi-Fi Ltd.	8,866	236
Nine Entertainment Co. Holdings Ltd.	165,080	208
OceanaGold Corp.*	30,467	58
OZ Minerals Ltd.	14,492	177
Pendal Group Ltd.	56,769	173
Seven Group Holdings Ltd.	18,469	212
Shopping Centres Australasia Property Group	148,200	281
Super Retail Group Ltd.	27,978	164
Technology One Ltd.	36,301	269
		11,405
Austria – 0.2%
ams-OSRAM A.G.*	37,451	338
Erste Group Bank A.G.	28,259	718
		1,056
Belgium – 0.2%
Ageas S.A./N.V.	23,877	1,051
Brazil – 0.6%
Atacadao S.A.	63,473	202
Cia de Saneamento Basico do Estado de Sao Paulo*	141,891	1,139
Telefonica Brasil S.A.	89,445	810
Ultrapar Participacoes S.A.	211,346	498
		2,649
Canada – 4.9%
Alimentation Couche-Tard, Inc.	23,866	931
ARC Resources Ltd.	96,306	1,214
ATS Automation Tooling Systems, Inc.*	13,649	375
AutoCanada, Inc.*	8,165	156
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Canada – 4.9%continued
Ballard Power Systems, Inc.*	6,857	$43
Barrick Gold Corp.	71,688	1,268
Boardwalk Real Estate Investment Trust	9,807	319
BRP, Inc.	8,106	499
Cameco Corp.	28,515	599
Canadian National Railway Co.	18,999	2,137
Canadian Pacific Railway Ltd.	89,510	6,251
Canfor Corp.*	11,327	198
Celestica, Inc.*	31,913	310
Descartes Systems Group (The), Inc.*	4,229	263
Dundee Precious Metals, Inc.	41,583	207
Element Fleet Management Corp.	27,750	289
Finning International, Inc.	19,457	410
Headwater Exploration, Inc.*	41,170	173
Kinross Gold Corp.	141,067	505
Laurentian Bank of Canada	6,355	191
Lululemon Athletica, Inc.*	13,412	3,656
Methanex Corp.	7,022	268
Parex Resources, Inc.	21,999	373
Shopify, Inc., Class A*	55,780	1,743
Stella-Jones, Inc.	7,279	184
TransAlta Corp.	10,350	118
Tricon Residential, Inc.	37,897	384
Vermilion Energy, Inc.	10,706	204
Yamana Gold, Inc.	37,269	173
		23,441
China – 1.9%
Beijing Capital International Airport Co. Ltd., Class H*	1,154,000	788
Dongfeng Motor Group Co. Ltd., Class H	1,340,646	1,020
Li Ning Co. Ltd.	317,000	2,997
Shenzhou International Group Holdings Ltd.	215,300	2,646
Tencent Holdings Ltd.	40,000	1,817
		9,268
Denmark – 1.5%
DSV A/S	12,536	1,756
Jyske Bank A/S (Registered)*	5,370	263
Novo Nordisk A/S, Class B	46,042	5,110
		7,129
Finland – 0.6%
Nokia OYJ	293,095	1,365
TietoEVRY OYJ	10,753	266

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Finland – 0.6%continued
Valmet OYJ	14,964	$368
Wartsila OYJ Abp	98,042	764
		2,763
France – 10.9%
Air Liquide S.A.	14,825	2,004
Alstom S.A.	94,058	2,153
Amundi S.A.(2)	505	28
Arkema S.A.	2,780	251
AXA S.A.	164,427	3,737
BNP Paribas S.A.	47,230	2,249
Carrefour S.A.	96,758	1,717
Cie de Saint-Gobain	38,363	1,666
Criteo S.A. ADR*	7,729	189
Danone S.A.	46,212	2,597
Dassault Aviation S.A.	4,672	729
Dassault Systemes S.E.	8,869	329
Edenred	5,153	244
Eiffage S.A.	5,746	522
Elis S.A.	21,682	292
Engie S.A.	151,796	1,762
Faurecia S.E.*	11,553	233
Ipsen S.A.	1,681	159
Kering S.A.	1,310	681
Klepierre S.A.*	21,210	408
La Francaise des Jeux S.A.E.M.(2)	7,048	245
LVMH Moet Hennessy Louis Vuitton S.E.	9,334	5,760
Nexans S.A.	3,477	272
Nexity S.A.	9,048	244
Orange S.A.	115,710	1,361
Pernod Ricard S.A.	22,464	4,161
Renault S.A.*	30,944	783
Rexel S.A.*	54,428	838
Sanofi	27,761	2,807
Schneider Electric S.E.	20,382	2,415
SCOR S.E.	24,053	517
Societe Generale S.A.	56,045	1,229
SOITEC*	2,160	311
Sopra Steria Group	2,522	380
SPIE S.A.	15,291	334
TotalEnergies S.E.	104,046	5,484
Valeo	35,248	690
Vallourec S.A.*	36,631	438
Vinci S.A.	17,898	1,608
		51,827
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Germany – 5.2%
adidas A.G.	9,927	$1,756
AIXTRON S.E.	10,972	278
Aurubis A.G.	3,520	239
Bayer A.G. (Registered)	24,642	1,464
Bechtle A.G.	6,629	271
CECONOMY A.G.	74,629	208
Continental A.G.	12,136	846
Daimler Truck Holding A.G.*	46,838	1,223
Dermapharm Holding S.E.	3,205	160
Deutsche Pfandbriefbank A.G.	32,447	292
Deutsche Telekom A.G. (Registered)	57,246	1,137
DWS Group GmbH & Co. KGaA	8,117	212
Freenet A.G.	12,433	308
Fresenius S.E. & Co. KGaA	50,541	1,531
GEA Group A.G.	7,986	275
Gerresheimer A.G.	4,245	276
HeidelbergCement A.G.	29,021	1,394
HUGO BOSS A.G.	4,541	240
K+S A.G. (Registered)	13,078	318
LANXESS A.G.	5,939	213
Mercedes-Benz Group A.G.	15,697	908
ProSiebenSat.1 Media S.E.	24,821	229
Rheinmetall A.G.	3,054	705
RTL Group S.A.	14,370	600
RWE A.G.	54,720	2,017
SAP S.E.	48,341	4,404
Siemens A.G. (Registered)	4,225	430
Siemens Healthineers A.G.(2)	45,431	2,309
TAG Immobilien A.G.	15,181	173
United Internet A.G. (Registered)	9,369	267
VERBIO Vereinigte BioEnergie A.G.	2,992	151
		24,834
Hong Kong – 1.7%
AIA Group Ltd.	483,711	5,313
ASM Pacific Technology Ltd.	27,000	230
China High Precision Automation Group Ltd.(3) *	982,000	—
CK Asset Holdings Ltd.	197,052	1,396
Hysan Development Co. Ltd.	75,000	226
LK Technology Holdings Ltd.	192,500	370
Pacific Basin Shipping Ltd.	659,000	255

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Hong Kong – 1.7%continued
United Laboratories International Holdings (The) Ltd.	212,000	$126
WH Group Ltd.(2)	561,627	434
		8,350
Indonesia – 0.3%
Bank Mandiri Persero Tbk PT	2,548,390	1,361
Ireland – 5.4%
Accenture PLC, Class A	23,686	6,577
AIB Group PLC	271,882	625
Bank of Ireland Group PLC	73,240	463
Bank of Ireland Group PLC (London Exchange)	179,742	1,132
Dalata Hotel Group PLC*	60,781	221
Experian PLC	170,333	4,993
Glanbia PLC	25,246	273
ICON PLC*	36,915	8,000
Medtronic PLC	21,454	1,926
Ryanair Holdings PLC ADR*	25,845	1,738
		25,948
Israel – 0.1%
Inmode Ltd.*	9,060	203
Perion Network Ltd.*	19,050	347
Radware Ltd.*	7,668	166
		716
Italy – 3.7%
Assicurazioni Generali S.p.A.	70,480	1,129
Banco BPM S.p.A.	76,899	221
BPER Banca	330,542	544
Buzzi Unicem S.p.A.	14,378	236
Enel S.p.A.	582,332	3,201
Eni S.p.A.	170,181	2,022
Ferrari N.V.	22,292	4,111
Iren S.p.A.	117,766	258
Reply S.p.A.	3,285	400
UniCredit S.p.A.	552,402	5,297
		17,419
Japan – 12.6%
Alfresa Holdings Corp.	38,873	523
Alps Alpine Co. Ltd.	48,649	494
ASKUL Corp.	15,800	189
BayCurrent Consulting, Inc.	1,200	320
Benesse Holdings, Inc.	2,917	47
CKD Corp.	16,000	204
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.6%continued
Daihen Corp.	6,500	$201
Dai-ichi Life Holdings, Inc.	71,769	1,325
DeNA Co. Ltd.	36,970	515
DMG Mori Co. Ltd.	13,900	172
Ebara Corp.	4,700	176
Eiken Chemical Co. Ltd.	15,400	202
Eisai Co. Ltd.	7,646	323
FANUC Corp.	20,300	3,182
Fuji Media Holdings, Inc.	24,510	208
Fuji Soft, Inc.	4,700	269
Fujikura Ltd.	33,000	187
FULLCAST Holdings Co. Ltd.	10,800	173
GungHo Online Entertainment, Inc.	13,000	230
H.U. Group Holdings, Inc.	13,200	287
Hino Motors Ltd.	139,074	715
Honda Motor Co. Ltd.	97,751	2,365
INFRONEER Holdings, Inc.*	28,900	206
Inpex Corp.	90,408	976
Internet Initiative Japan, Inc.	15,500	543
Invincible Investment Corp.	609	179
Isuzu Motors Ltd.	94,534	1,042
Japan Airlines Co. Ltd.*	58,853	1,031
Jeol Ltd.	4,200	162
JGC Holdings Corp.	73,580	956
Kamigumi Co. Ltd.	24,110	467
Kaneka Corp.	8,000	197
Kenedix Office Investment Corp.	43	216
Keyence Corp.	9,320	3,190
Kirin Holdings Co. Ltd.	60,033	946
Komeri Co. Ltd.	9,700	189
Kumagai Gumi Co. Ltd.	9,000	183
Lasertec Corp.	23,200	2,739
Makita Corp.	30,907	771
Mitsubishi Estate Co. Ltd.	88,020	1,278
Mitsubishi Heavy Industries Ltd.	18,320	641
Mitsubishi UFJ Financial Group, Inc.	348,834	1,866
Morinaga Milk Industry Co. Ltd.	4,800	172
MS&AD Insurance Group Holdings, Inc.	45,365	1,391
Murata Manufacturing Co. Ltd.	26,500	1,435
NEC Networks & System Integration Corp.	17,400	235
Nikon Corp.	59,296	686
Nippon Accommodations Fund, Inc.	47	236

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.6%continued
Nippon Electric Glass Co. Ltd.	17,800	$339
Nippon Suisan Kaisha Ltd.	62,000	262
Nippon Television Holdings, Inc.	45,882	408
Nissan Motor Co. Ltd.	223,398	871
Nomura Holdings, Inc.	107,303	392
North Pacific Bank Ltd.	88,300	145
Ono Pharmaceutical Co. Ltd.	71,588	1,838
Open House Group Co. Ltd.	11,100	442
Outsourcing, Inc.	21,100	161
Rengo Co. Ltd.	43,400	235
Resona Holdings, Inc.	401,587	1,504
Resorttrust, Inc.	14,300	234
Sankyo Co. Ltd.	7,500	227
Sankyu, Inc.	6,000	173
Sanwa Holdings Corp.	22,400	215
Sawai Group Holdings Co. Ltd.	6,300	191
Shimamura Co. Ltd.	12,884	1,131
Shinko Electric Industries Co. Ltd.	19,500	499
Stanley Electric Co. Ltd.	36,885	606
Starts Corp., Inc.	9,500	195
Subaru Corp.	63,562	1,131
Sumitomo Electric Industries Ltd.	100,753	1,114
Sumitomo Forestry Co. Ltd.	17,800	253
Sumitomo Heavy Industries Ltd.	30,173	667
Sumitomo Mitsui Financial Group, Inc.	78,081	2,319
Sumitomo Mitsui Trust Holdings, Inc.	44,147	1,360
Sumitomo Rubber Industries Ltd.	46,241	395
Suzuken Co. Ltd.	7,800	220
T&D Holdings, Inc.	147,341	1,761
Taiheiyo Cement Corp.	29,821	444
Taiyo Yuden Co. Ltd.	7,700	262
Takeda Pharmaceutical Co. Ltd.	53,872	1,514
Takeuchi Manufacturing Co. Ltd.	11,500	197
TechnoPro Holdings, Inc.	10,100	203
THK Co. Ltd.	40,186	755
Tokyo Ohka Kogyo Co. Ltd.	3,500	171
Tokyo Seimitsu Co. Ltd.	6,300	206
Tokyotokeiba Co. Ltd.	4,600	133
Toyo Tire Corp.	23,900	299
Tsuruha Holdings, Inc.	10,787	586
Ushio, Inc.	19,600	243
Valor Holdings Co. Ltd.	11,000	148
West Holdings Corp.	6,700	180
Yamato Holdings Co. Ltd.	67,300	1,076
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.6%continued
Zenkoku Hosho Co. Ltd.	7,900	$248
Zeon Corp.	15,200	147
		60,340
Macau – 0.5%
Sands China Ltd.*	892,800	2,180
Malaysia – 0.1%
CIMB Group Holdings Bhd.	566,557	638
Mexico – 0.1%
America Movil S.A.B. de C.V., Class L ADR	13,811	282
Netherlands – 4.7%
Aalberts N.V.	6,558	258
ABN AMRO Bank N.V. - C.V.A.	86,475	972
Adyen N.V.(2) *	2,612	3,840
Akzo Nobel N.V.	26,521	1,752
Argenx S.E. ADR*	1,203	456
ASM International N.V.	10,026	2,532
ASML Holding N.V.	2,430	1,173
ASML Holding N.V. (Registered)	9,178	4,368
ASR Nederland N.V.	10,606	431
BE Semiconductor Industries N.V.	4,094	197
Euronext N.V.	3,223	264
Fugro N.V.*	29,397	371
ING Groep N.V.	279,757	2,776
Koninklijke Philips N.V.	112,801	2,448
PostNL N.V.	102,906	314
Signify N.V.	12,135	406
VEON Ltd. ADR(4) *	172,707	79
		22,637
Norway – 0.1%
Norsk Hydro ASA	28,513	161
Sparebanken Vest	20,889	185
		346
Russia – 0.0%
Gazprom PJSC ADR(3) (4)	54,380	—
LUKOIL PJSC ADR(3) (4)	4,766	—
Mobile TeleSystems PJSC ADR(3) (4)	64,508	—
Sberbank of Russia PJSC (Moscow Exchange)(3) (4) *	186,456	—
		—

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Singapore – 0.1%
Frasers Logistics & Commercial Trust	334,000	$320
Sembcorp Industries Ltd.	185,000	380
		700
South Africa – 0.2%
MTN Group Ltd.	25,132	204
Old Mutual Ltd.	772,999	525
		729
South Korea – 2.8%
Cosmax, Inc.	2,076	91
Coway Co. Ltd.	19,364	954
Daeduck Electronics Co. Ltd./New	3,585	72
Dentium Co. Ltd.	1,244	82
Hankook Tire & Technology Co. Ltd.	18,522	471
Hyundai Mobis Co. Ltd.	5,825	894
JYP Entertainment Corp.	6,282	234
KB Financial Group, Inc.	35,248	1,309
KCC Corp.	740	164
KT Corp. ADR	101,101	1,411
LEENO Industrial, Inc.	1,908	191
LG Innotek Co. Ltd.	1,246	328
Lotte Chilsung Beverage Co. Ltd.	1,992	269
LOTTE Fine Chemical Co. Ltd.	4,092	207
LX Semicon Co. Ltd.	3,005	221
Osstem Implant Co. Ltd.	2,741	212
Partron Co. Ltd.	25,191	164
PharmaResearch Co. Ltd.	3,269	170
Samsung Electronics Co. Ltd.	67,989	2,978
Samsung Engineering Co. Ltd.*	18,950	316
Shinhan Financial Group Co. Ltd.	52,873	1,513
SK Hynix, Inc.	13,097	916
Youngone Corp.	5,187	154
		13,321
Spain – 3.6%
Acerinox S.A.	29,922	290
Aena S.M.E. S.A.*	13,332	1,696
Amadeus IT Group S.A.*	132,111	7,423
Applus Services S.A.	25,996	180
Banco Bilbao Vizcaya Argentaria S.A.	145,546	661
Bankinter S.A.	72,452	452
CaixaBank S.A.	622,741	2,167
Cia de Distribucion Integral Logista Holdings S.A.	14,764	289
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Spain – 3.6%continued
Corp. ACCIONA Energias Renovables S.A.	6,385	$246
Iberdrola S.A.	114,823	1,191
Industria de Diseno Textil S.A.	74,301	1,683
Laboratorios Farmaceuticos Rovi S.A.	6,837	421
Merlin Properties Socimi S.A.	24,591	237
		16,936
Sweden – 2.3%
Atlas Copco AB, Class A	183,218	1,714
Cibus Nordic Real Estate AB	11,046	171
Dometic Group AB	23,897	140
Evolution AB	58,657	5,341
Intrum AB	11,790	225
Saab AB, Class B	5,151	213
SKF AB, Class B	68,102	1,003
Swedbank AB, Class A	124,902	1,580
Trelleborg AB, Class B	12,134	245
Wihlborgs Fastigheter AB	37,006	259
		10,891
Switzerland – 7.7%
Adecco Group A.G. (Registered)	44,829	1,525
Alcon, Inc.	62,061	4,335
Bucher Industries A.G. (Registered)	952	333
Cie Financiere Richemont S.A., Class A (Registered)	4,279	456
Forbo Holding A.G. (Registered)	157	209
Galenica A.G.	5,242	403
Holcim A.G.*	35,684	1,528
Julius Baer Group Ltd.	11,714	541
Lonza Group A.G. (Registered)	4,090	2,181
Nestle S.A. (Registered)	35,844	4,205
Novartis A.G. (Registered)	71,792	6,073
PSP Swiss Property A.G. (Registered)	4,157	462
Roche Holding A.G. (Genusschein)	8,562	2,858
Siegfried Holding A.G. (Registered)*	333	213
Sika A.G. (Registered)	16,700	3,853
Sulzer A.G. (Registered)	3,778	235
Swatch Group (The) A.G. (Bearer)	4,006	951
Swissquote Group Holding S.A. (Registered)	1,963	200
Tecan Group A.G. (Registered)	848	248
Temenos A.G. (Registered)	12,450	1,063
UBS Group A.G. (Registered)	164,598	2,657

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Switzerland – 7.7%continued
Vontobel Holding A.G. (Registered)	6,050	$425
Zurich Insurance Group A.G.	4,115	1,791
		36,745
Taiwan – 0.9%
Catcher Technology Co. Ltd.	158,719	886
Hon Hai Precision Industry Co. Ltd.	290,538	1,063
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,532	2,251
		4,200
Thailand – 0.4%
Kasikornbank PCL (Registered)	76,047	324
Kasikornbank PCL NVDR	317,005	1,352
		1,676
Turkey – 0.1%
Turk Telekomunikasyon A.S.	643,579	339
Turkcell Iletisim Hizmetleri A.S.	353,613	343
		682
United Kingdom – 14.0%
888 Holdings PLC	103,050	212
Abcam PLC*	17,155	247
Airtel Africa PLC	140,835	232
Anglo American PLC	34,506	1,232
AstraZeneca PLC	52,748	6,914
Atlantica Sustainable Infrastructure PLC	7,360	237
Babcock International Group PLC*	139,395	526
BAE Systems PLC	50,787	514
Barclays PLC	1,106,955	2,072
BP PLC	950,540	4,477
British American Tobacco PLC	37,036	1,587
British Land (The) Co. PLC	117,563	640
BT Group PLC	562,992	1,278
Bunzl PLC	26,860	889
Capricorn Energy PLC*	109,427	291
Centrica PLC*	518,221	508
Compass Group PLC	119,654	2,450
Computacenter PLC	15,456	442
Cranswick PLC	6,400	240
CVS Group PLC	11,233	226
Drax Group PLC	30,079	236
easyJet PLC*	214,271	958
Endeavour Mining PLC	35,714	739
Ferguson PLC	21,583	2,417
Future PLC	12,805	271
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United Kingdom – 14.0%continued
GSK PLC	60,985	$1,311
IG Group Holdings PLC	28,437	240
IMI PLC	23,413	334
Inchcape PLC	36,973	313
J Sainsbury PLC	305,174	758
Kingfisher PLC	176,816	526
Land Securities Group PLC	80,750	653
LondonMetric Property PLC	104,663	291
Man Group PLC/Jersey	85,792	261
Marks & Spencer Group PLC*	247,954	411
Micro Focus International PLC	48,558	165
OSB Group PLC	57,759	341
Pets at Home Group PLC	51,931	195
Prudential PLC	278,571	3,465
Reckitt Benckiser Group PLC	40,090	3,011
Redrow PLC	49,380	294
RELX PLC	48,879	1,327
RELX PLC (London Exchange)	48,958	1,322
Rolls-Royce Holdings PLC*	3,872,827	3,917
RS GROUP PLC	27,217	288
Safestore Holdings PLC	32,156	416
Sage Group (The) PLC	287,120	2,221
Savills PLC	16,505	204
Serco Group PLC	179,683	381
Shell PLC	46,143	1,197
Shell PLC (London Exchange)	173,229	4,521
Spirent Communications PLC	81,367	246
Standard Chartered PLC	265,386	2,001
Tate & Lyle PLC	24,867	227
Travis Perkins PLC	14,024	166
Tritax Big Box REIT PLC	79,862	177
Unilever PLC (London Exchange)	83,332	3,793
Virgin Money UK PLC	89,223	142
Vistry Group PLC	23,846	243
WPP PLC	157,673	1,585
		66,778
United States – 4.5%
Aon PLC, Class A	30,290	8,169
EPAM Systems, Inc.*	7,966	2,348
International Game Technology PLC	13,153	244
Mettler-Toledo International, Inc.*	2,233	2,565
Reliance Worldwide Corp. Ltd.	74,699	209
ResMed, Inc.	19,286	4,043

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United States – 4.5%continued
SSR Mining, Inc.	9,567	$160
STERIS PLC	18,804	3,876
		21,614
Uruguay – 0.1%
Globant S.A.*	3,940	686
Total Common Stocks
(Cost $423,179)		451,349

PREFERRED STOCKS – 0.2% (1)
Germany – 0.2%
Henkel A.G. & Co. KGaA, 3.15%(5)	15,076	929
Total Preferred Stocks
(Cost $1,154)		929

INVESTMENT COMPANIES – 2.7%
iShares Core MSCI EAFE ETF	7,037	414
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(6) (7)	11,413,372	11,413
Vanguard FTSE Developed Markets ETF	23,355	953
Total Investment Companies
(Cost $12,947)		12,780

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bill, 1.82%, 11/25/22(8) (9)	$4,460	$4,423
Total Short-Term Investments
(Cost $4,427)		4,423

Total Investments – 98.4%
(Cost $441,707)		469,481
Other Assets less Liabilities – 1.6%		7,510
Net Assets – 100.0%		$476,991

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately $79,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR, 0.41%	9/27/17-12/29/21	$242
LUKOIL PJSC ADR, 3.26%	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR, 0.72%	1/28/22-2/11/22	498
Sberbank of Russia PJSC (Moscow Exchange), 385.50%	1/3/19-11/25/20	625
VEON Ltd. ADR, 0.24%	11/22/19-2/9/22	376

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2022 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	83	$7,705	Long	09/22	$(129)

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	29.1%
United States Dollar	17.4
British Pound	14.4
Japanese Yen	12.6
Swiss Franc	7.8
All other currencies less than 5%	17.1
Total Investments	98.4
Other Assets less Liabilities	1.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$751	$—	$—	$751
Australia	2,025	9,380	—	11,405
Brazil	2,649	—	—	2,649
Canada	23,441	—	—	23,441
France	189	51,638	—	51,827
Germany	1,394	23,440	—	24,834
Hong Kong	255	8,095	—	8,350
Ireland	18,241	7,707	—	25,948
Israel	716	—	—	716
Mexico	282	—	—	282
Netherlands	5,100	17,537	—	22,637
South Korea	1,623	11,698	—	13,321
Taiwan	2,251	1,949	—	4,200
United Kingdom	976	65,802	—	66,778
United States	21,405	209	—	21,614
Uruguay	686	—	—	686
All Other Countries(1)	—	171,910	—	171,910
Total Common Stocks	81,984	369,365	—	451,349
Preferred Stocks	—	929	—	929
Investment Companies	12,780	—	—	12,780
Short-Term Investments	—	4,423	—	4,423
Total Investments	$94,764	$374,717	$—	$469,481
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(129)	$—	$—	$(129)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$35,464	$65,873	$89,924	$15	$11,413	11,413,372
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)
Australia – 0.0%
MMG Ltd.*	744,000	$277
Brazil – 3.4%
Ambev S.A.	1,150,060	2,940
Americanas S.A.*	153,707	396
Atacadao S.A.	111,900	356
B3 S.A. - Brasil Bolsa Balcao	1,487,395	3,129
Banco Bradesco S.A.	380,277	1,043
Banco BTG Pactual S.A.*	292,600	1,252
Banco do Brasil S.A.	208,744	1,330
Banco Santander Brasil S.A.	91,236	501
BB Seguridade Participacoes S.A.	170,101	845
BRF S.A.*	145,120	377
CCR S.A.	289,700	696
Centrais Eletricas Brasileiras S.A.	257,100	2,268
Cia de Saneamento Basico do Estado de Sao Paulo*	83,571	671
Cia Siderurgica Nacional S.A.	165,690	488
Cosan S.A.	296,088	1,029
CPFL Energia S.A.	56,900	336
Energisa S.A.	47,900	369
Engie Brasil Energia S.A.	52,247	411
Equatorial Energia S.A.	246,870	1,079
Hapvida Participacoes e Investimentos S.A.*	1,129,384	1,178
Hypera S.A.*	100,058	728
JBS S.A.	202,036	1,222
Klabin S.A.	190,441	735
Localiza Rent a Car S.A.	146,266	1,464
Lojas Renner S.A.*	241,746	1,043
Magazine Luiza S.A.*	739,600	334
Natura & Co. Holding S.A.	214,101	552
Petro Rio S.A.*	172,000	722
Petroleo Brasileiro S.A.	897,134	5,239
Raia Drogasil S.A.	260,692	959
Rede D'Or Sao Luiz S.A.	97,300	539
Rumo S.A.	311,594	949
Suzano S.A.	181,885	1,731
Telefonica Brasil S.A.	123,173	1,115
TIM S.A.*	206,595	504
TOTVS S.A.*	132,955	592
Ultrapar Participacoes S.A.	170,248	401
Vale S.A.	972,013	14,231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Brazil – 3.4%continued
Vibra Energia S.A.	283,300	$903
WEG S.A.	407,248	2,058
		56,715
Chile – 0.3%
Banco de Chile	10,917,897	993
Banco de Credito e Inversiones S.A.	12,280	360
Banco Santander Chile	15,996,645	646
Cencosud S.A.	334,360	426
Cia Cervecerias Unidas S.A.	35,749	226
Cia Sud Americana de Vapores S.A.	3,744,431	335
Empresas CMPC S.A.	269,838	448
Empresas Copec S.A.	93,505	690
Enel Americas S.A.	6,129,482	582
Enel Chile S.A.	6,209,246	140
Falabella S.A.	178,955	419
		5,265
China – 31.8%
360 DigiTech, Inc. ADR	21,969	380
360 Security Technology, Inc., Class A	112,500	143
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	77
3SBio, Inc.	355,000	283
AAC Technologies Holdings, Inc.	175,000	404
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	10,146	177
AECC Aero-Engine Control Co. Ltd., Class A	19,700	83
AECC Aviation Power Co. Ltd., Class A	42,100	288
Agricultural Bank of China Ltd., Class A	1,255,300	567
Agricultural Bank of China Ltd., Class H	7,073,367	2,682
Aier Eye Hospital Group Co. Ltd., Class A	81,415	546
Air China Ltd., Class A*	107,800	187
Air China Ltd., Class H*	440,705	384
Airtac International Group	33,765	1,124
Alibaba Group Holding Ltd.*	3,690,480	52,644
A-Living Smart City Services Co. Ltd.	137,000	224
Aluminum Corp. of China Ltd., Class A*	210,100	150
Aluminum Corp. of China Ltd., Class H	911,435	351
Amlogic Shanghai Co. Ltd., Class A*	6,175	93
Angel Yeast Co. Ltd., Class A	7,700	56
Anhui Conch Cement Co. Ltd., Class A	66,700	352
Anhui Conch Cement Co. Ltd., Class H	292,075	1,277
Anhui Gujing Distillery Co. Ltd., Class A	5,200	194

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Anhui Gujing Distillery Co. Ltd., Class B	28,000	$437
Anhui Honglu Steel Construction Group Co. Ltd., Class A	2,990	15
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	84
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	93
Anjoy Foods Group Co. Ltd., Class A	4,100	103
ANTA Sports Products Ltd.	296,632	3,712
Apeloa Pharmaceutical Co. Ltd., Class A	9,400	29
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	60
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,100	134
Autohome, Inc. ADR	17,871	703
Avary Holding Shenzhen Co. Ltd., Class A	34,700	157
AVIC Electromechanical Systems Co. Ltd., Class A	56,100	104
AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	66
AviChina Industry & Technology Co. Ltd., Class H	576,313	335
AVICOPTER PLC, Class A	9,300	63
Baidu, Inc., Class A*	549,032	10,320
Bank of Beijing Co. Ltd., Class A	358,100	243
Bank of Changsha Co. Ltd., Class A	50,200	60
Bank of Chengdu Co. Ltd., Class A	54,800	136
Bank of China Ltd., Class A	531,800	259
Bank of China Ltd., Class H*	19,274,652	7,722
Bank of Communications Co. Ltd., Class A	560,200	417
Bank of Communications Co. Ltd., Class H	2,136,117	1,476
Bank of Hangzhou Co. Ltd., Class A	82,420	185
Bank of Jiangsu Co. Ltd., Class A	195,044	208
Bank of Nanjing Co. Ltd., Class A	147,996	230
Bank of Ningbo Co. Ltd., Class A	98,350	527
Bank of Shanghai Co. Ltd., Class A	234,371	229
Baoshan Iron & Steel Co. Ltd., Class A	332,796	300
BBMG Corp., Class A	139,100	58
Beijing Capital International Airport Co. Ltd., Class H*	450,000	307
Beijing Dabeinong Technology Group Co. Ltd., Class A*	40,700	48
Beijing Easpring Material Technology Co. Ltd., Class A	6,500	88
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Beijing Enlight Media Co. Ltd., Class A	44,100	$62
Beijing Kingsoft Office Software, Inc., Class A	7,466	220
Beijing New Building Materials PLC, Class A	20,100	104
Beijing Originwater Technology Co. Ltd., Class A	56,200	44
Beijing Roborock Technology Co. Ltd., Class A	1,075	99
Beijing Shiji Information Technology Co. Ltd., Class A	11,900	28
Beijing Shunxin Agriculture Co. Ltd., Class A	2,400	10
Beijing Sinnet Technology Co. Ltd., Class A	23,000	36
Beijing Tiantan Biological Products Corp. Ltd., Class A	12,240	44
Beijing United Information Technology Co. Ltd., Class A	8,555	113
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,970	185
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,900	38
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	586,200	440
Betta Pharmaceuticals Co. Ltd., Class A	6,800	62
BGI Genomics Co. Ltd., Class A	7,800	84
Bilibili, Inc., Class Z*	42,571	1,101
Bloomage Biotechnology Corp. Ltd., Class A	4,950	105
BOC International China Co. Ltd., Class A	52,000	104
BOE Technology Group Co. Ltd., Class A	511,700	301
BTG Hotels Group Co. Ltd., Class A	18,600	69
BYD Co. Ltd., Class A	26,100	1,308
BYD Co. Ltd., Class H	200,699	8,084
BYD Electronic International Co. Ltd.	154,000	485
By-health Co. Ltd., Class A	27,200	88
Caitong Securities Co. Ltd., Class A	80,210	94
CanSino Biologics, Inc., Class A*	1,522	45
CanSino Biologics, Inc., Class H*	23,200	238
CECEP Solar Energy Co. Ltd., Class A	45,600	57
CECEP Wind-Power Corp., Class A	77,400	56
CGN Power Co. Ltd., Class H	2,490,000	607
Chacha Food Co. Ltd., Class A	3,900	33

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Changchun High & New Technology Industry Group, Inc., Class A	6,800	$238
Changjiang Securities Co. Ltd., Class A	129,400	115
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,700	69
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	139
Chengtun Mining Group Co. Ltd., Class A	38,900	45
Chengxin Lithium Group Co. Ltd., Class A	13,600	123
Chifeng Jilong Gold Mining Co. Ltd., Class A*	19,100	45
China Baoan Group Co. Ltd., Class A	19,900	40
China Cinda Asset Management Co. Ltd., Class H	2,339,000	367
China CITIC Bank Corp. Ltd., Class H	2,127,286	956
China Coal Energy Co. Ltd., Class H	500,000	429
China Communications Services Corp. Ltd., Class H	517,035	228
China Conch Venture Holdings Ltd.	400,500	873
China Construction Bank Corp., Class A	152,900	139
China Construction Bank Corp., Class H	23,355,693	15,703
China CSSC Holdings Ltd., Class A	57,900	164
China Eastern Airlines Corp. Ltd., Class A*	145,900	120
China Energy Engineering Corp. Ltd.*	425,400	151
China Everbright Bank Co. Ltd., Class A	582,700	262
China Everbright Bank Co. Ltd., Class H	824,000	267
China Evergrande Group	1,126,411	149
China Feihe Ltd.	845,000	973
China Galaxy Securities Co. Ltd., Class A	73,900	107
China Galaxy Securities Co. Ltd., Class H	840,500	486
China Great Wall Securities Co. Ltd., Class A	72,100	110
China Greatwall Technology Group Co. Ltd., Class A	30,000	49
China Hongqiao Group Ltd.	543,500	624
China International Capital Corp. Ltd., Class A	12,400	83
China International Capital Corp. Ltd., Class H	379,200	821
China Jushi Co. Ltd., Class A	51,222	133
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
China Lesso Group Holdings Ltd.	274,000	$415
China Life Insurance Co. Ltd., Class A	43,900	204
China Life Insurance Co. Ltd., Class H	1,799,544	3,123
China Literature Ltd.*	106,200	523
China Longyuan Power Group Corp. Ltd., Class H	799,473	1,559
China Medical System Holdings Ltd.	328,000	513
China Meheco Co. Ltd., Class A	22,960	51
China Meidong Auto Holdings Ltd.	136,000	429
China Merchants Bank Co. Ltd., Class A	304,279	1,921
China Merchants Bank Co. Ltd., Class H	946,933	6,441
China Merchants Securities Co. Ltd., Class A	119,110	257
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,700	231
China Minmetals Rare Earth Co. Ltd., Class A	14,300	67
China Minsheng Banking Corp. Ltd., Class A	531,740	296
China Minsheng Banking Corp. Ltd., Class H	1,524,654	545
China National Building Material Co. Ltd., Class H	944,000	1,011
China National Chemical Engineering Co. Ltd., Class A	72,500	102
China National Nuclear Power Co. Ltd., Class A	268,298	276
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	56,400	297
China Oilfield Services Ltd., Class H	440,757	437
China Pacific Insurance Group Co. Ltd., Class A	95,300	335
China Pacific Insurance Group Co. Ltd., Class H	645,137	1,581
China Petroleum & Chemical Corp., Class A	490,700	299
China Petroleum & Chemical Corp., Class H	6,248,628	2,808
China Railway Group Ltd., Class A	312,500	287
China Railway Group Ltd., Class H	998,827	622
China Railway Signal & Communication Corp. Ltd., Class A	110,341	75
China Resources Microelectronics Ltd., Class A	17,447	154
China Resources Mixc Lifestyle Services Ltd.	167,200	840

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,200	$102
China Shenhua Energy Co. Ltd., Class A	99,600	494
China Shenhua Energy Co. Ltd., Class H	818,636	2,373
China Southern Airlines Co. Ltd., Class A*	176,800	193
China Southern Airlines Co. Ltd., Class H*	468,530	271
China State Construction Engineering Corp. Ltd., Class A	626,080	498
China Suntien Green Energy Corp. Ltd., Class H	396,000	205
China Three Gorges Renewables Group Co. Ltd., Class A	418,300	394
China Tourism Group Duty Free Corp. Ltd., Class A	28,600	999
China Tower Corp. Ltd., Class H	10,766,000	1,387
China United Network Communications Ltd., Class A	473,700	245
China Vanke Co. Ltd., Class A	149,700	461
China Vanke Co. Ltd., Class H	408,172	1,042
China Yangtze Power Co. Ltd., Class A	332,200	1,148
China Zhenhua Group Science & Technology Co. Ltd., Class A	10,000	203
China Zheshang Bank Co. Ltd., Class A	194,100	96
Chinasoft International Ltd.*	680,000	694
Chongqing Brewery Co. Ltd., Class A	5,300	116
Chongqing Changan Automobile Co. Ltd., Class A	109,668	284
Chongqing Fuling Zhacai Group Co. Ltd., Class A	7,500	39
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	76
Chongqing Zhifei Biological Products Co. Ltd., Class A	22,400	372
CIFI Ever Sunshine Services Group Ltd.	180,000	233
CIFI Holdings Group Co. Ltd.	1,002,581	510
CITIC Ltd.	1,452,803	1,475
CITIC Securities Co. Ltd., Class A	177,145	574
CITIC Securities Co. Ltd., Class H	508,900	1,140
CMOC Group Ltd., Class A	236,400	203
CMOC Group Ltd., Class H	891,000	507
CNGR Advanced Material Co. Ltd., Class A	4,100	76
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,225	$47
Contemporary Amperex Technology Co. Ltd., Class A	34,500	2,763
COSCO SHIPPING Development Co. Ltd., Class A	118,200	53
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	28,200	44
COSCO SHIPPING Holdings Co. Ltd., Class A	177,680	370
COSCO SHIPPING Holdings Co. Ltd., Class H	783,650	1,096
Country Garden Holdings Co. Ltd.	2,005,886	1,264
Country Garden Services Holdings Co. Ltd.	489,000	2,225
CRRC Corp. Ltd., Class A	349,300	272
CRRC Corp. Ltd., Class H	1,021,000	380
CSC Financial Co. Ltd., Class A	66,300	287
CSPC Pharmaceutical Group Ltd.	2,181,360	2,171
Daan Gene Co. Ltd., Class A	24,160	62
Dali Foods Group Co. Ltd.	493,500	263
Daqin Railway Co. Ltd., Class A	194,400	191
Daqo New Energy Corp. ADR*	14,351	1,024
DaShenLin Pharmaceutical Group Co. Ltd., Class A	6,744	32
DHC Software Co. Ltd., Class A	8,000	8
Do-Fluoride New Materials Co. Ltd., Class A	11,200	82
Dong-E-E-Jiao Co. Ltd., Class A	11,200	62
Dongfang Electric Corp. Ltd., Class A	42,400	104
Dongfeng Motor Group Co. Ltd., Class H	651,169	496
Dongxing Securities Co. Ltd., Class A	68,400	91
Dongyue Group Ltd.	361,000	453
East Money Information Co. Ltd., Class A	194,820	741
Ecovacs Robotics Co. Ltd., Class A	5,100	93
ENN Energy Holdings Ltd.	192,879	3,173
ENN Natural Gas Co. Ltd., Class A	31,600	88
Eve Energy Co. Ltd., Class A*	28,496	416
Everbright Securities Co. Ltd., Class A	41,698	99
Fangda Carbon New Material Co. Ltd., Class A*	55,582	63
FAW Jiefang Group Co. Ltd., Class A	17,300	24
Fiberhome Telecommunication Technologies Co. Ltd., Class A	3,400	7

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
First Capital Securities Co. Ltd., Class A	72,300	$69
Flat Glass Group Co. Ltd., Class A	26,000	148
Flat Glass Group Co. Ltd., Class H*	103,000	367
Focus Media Information Technology Co. Ltd., Class A	243,600	246
Foshan Haitian Flavouring & Food Co. Ltd., Class A	54,836	741
Fosun International Ltd.	586,365	543
Founder Securities Co. Ltd., Class A	133,500	134
Foxconn Industrial Internet Co. Ltd., Class A	149,900	220
Fujian Sunner Development Co. Ltd., Class A	20,900	60
Fuyao Glass Industry Group Co. Ltd., Class A	33,492	209
Fuyao Glass Industry Group Co. Ltd., Class H	141,600	729
Ganfeng Lithium Co. Ltd., Class A	16,600	369
Ganfeng Lithium Co. Ltd., Class H	85,120	954
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	75
GCL System Integration Technology Co. Ltd., Class A*	78,000	43
GD Power Development Co. Ltd., Class A	268,600	157
GDS Holdings Ltd., Class A*	177,080	749
GEM Co. Ltd., Class A	78,800	107
Gemdale Corp., Class A	56,900	115
Genscript Biotech Corp.*	282,000	1,025
GF Securities Co. Ltd., Class A	82,593	231
GF Securities Co. Ltd., Class H	279,400	370
Giant Network Group Co. Ltd., Class A	7,600	10
Gigadevice Semiconductor Beijing, Inc., Class A	8,880	189
Ginlong Technologies Co. Ltd., Class A	4,650	148
GoerTek, Inc., Class A	49,700	250
Gotion High-tech Co. Ltd., Class A	19,400	133
Great Wall Motor Co. Ltd., Class A	34,400	191
Great Wall Motor Co. Ltd., Class H	751,296	1,554
Gree Electric Appliances, Inc. of Zhuhai, Class A	39,000	197
Greentown China Holdings Ltd.	216,500	449
Greentown Service Group Co. Ltd.	326,000	370
GRG Banking Equipment Co. Ltd., Class A	71,600	99
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Guangdong Haid Group Co. Ltd., Class A	22,900	$205
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	66
Guanghui Energy Co. Ltd., Class A	102,200	160
Guangzhou Automobile Group Co. Ltd., Class A	72,700	166
Guangzhou Automobile Group Co. Ltd., Class H	721,664	700
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	103
Guangzhou Haige Communications Group, Inc. Co., Class A	64,500	88
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	86
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	93
Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,480	265
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	37,347	39
Guolian Securities Co. Ltd., Class A	59,300	109
Guosen Securities Co. Ltd., Class A	104,800	150
Guotai Junan Securities Co. Ltd., Class A	102,800	234
Guoyuan Securities Co. Ltd., Class A	79,560	74
Haidilao International Holding Ltd.*	274,000	655
Haier Smart Home Co. Ltd., Class A	97,997	403
Haier Smart Home Co. Ltd., Class H	553,400	2,079
Haitian International Holdings Ltd.	159,000	407
Haitong Securities Co. Ltd., Class A	156,600	230
Haitong Securities Co. Ltd., Class H	668,033	491
Hangzhou First Applied Material Co. Ltd., Class A	18,684	183
Hangzhou Lion Electronics Co. Ltd., Class A	10,000	101
Hangzhou Oxygen Plant Group Co. Ltd., Class A	16,400	77
Hangzhou Robam Appliances Co. Ltd., Class A	7,600	41
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	134
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,400	41
Hangzhou Tigermed Consulting Co. Ltd., Class H	36,000	417

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Hansoh Pharmaceutical Group Co. Ltd.	306,000	$618
Heilongjiang Agriculture Co. Ltd., Class A	30,600	68
Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	67
Henan Shuanghui Investment & Development Co. Ltd., Class A	52,300	229
Hengan International Group Co. Ltd.	155,398	730
Hengli Petrochemical Co. Ltd., Class A	84,760	282
Hengtong Optic-electric Co. Ltd., Class A	50,100	109
Hengyi Petrochemical Co. Ltd., Class A	57,330	90
Hesteel Co. Ltd., Class A	142,400	48
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	134
Hongfa Technology Co. Ltd., Class A	10,780	68
Hoshine Silicon Industry Co. Ltd., Class A	9,600	170
Hua Hong Semiconductor Ltd.*	143,000	516
Huadian Power International Corp. Ltd., Class A	121,800	72
Huadong Medicine Co. Ltd., Class A	22,720	154
Huafon Chemical Co. Ltd., Class A	78,500	99
Huagong Tech Co. Ltd., Class A	3,100	11
Huaibei Mining Holdings Co. Ltd., Class A	38,100	83
Hualan Biological Engineering, Inc., Class A	29,570	101
Huaneng Power International, Inc., Class A	184,300	194
Huaneng Power International, Inc., Class H	842,501	424
Huatai Securities Co. Ltd., Class A	125,200	266
Huatai Securities Co. Ltd., Class H	357,200	535
Huaxi Securities Co. Ltd., Class A	7,200	8
Huaxia Bank Co. Ltd., Class A	156,390	122
Huaxin Cement Co. Ltd., Class A	10,700	31
Huayu Automotive Systems Co. Ltd., Class A	42,200	145
Huazhu Group Ltd. ADR	47,499	1,810
Hubei Xingfa Chemicals Group Co. Ltd., Class A	17,300	114
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	175
Humanwell Healthcare Group Co. Ltd., Class A	13,900	33
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Hunan Valin Steel Co. Ltd., Class A	105,500	$80
Hundsun Technologies, Inc., Class A	18,189	118
Hygeia Healthcare Holdings Co. Ltd.	81,200	542
Iflytek Co. Ltd., Class A	40,200	248
Imeik Technology Development Co. Ltd., Class A	2,400	215
Industrial & Commercial Bank of China Ltd., Class A	873,600	623
Industrial & Commercial Bank of China Ltd., Class H	13,749,023	8,173
Industrial Bank Co. Ltd., Class A	293,200	873
Industrial Securities Co. Ltd., Class A	133,000	140
Ingenic Semiconductor Co. Ltd., Class A	4,400	70
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	602,400	212
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	63
Inner Mongolia ERDOS Resources Co. Ltd., Class A	18,200	49
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	68,300	50
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	95,700	557
Inner Mongolia Yitai Coal Co. Ltd., Class B	262,200	429
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	85
Innovent Biologics, Inc.*	250,000	1,139
Inspur Electronic Information Industry Co. Ltd., Class A	23,456	93
Intco Medical Technology Co. Ltd., Class A	10,620	40
iQIYI, Inc. ADR*	83,783	352
JA Solar Technology Co. Ltd., Class A	34,440	406
Jafron Biomedical Co. Ltd., Class A	13,500	103
Jason Furniture Hangzhou Co. Ltd., Class A	8,450	72
JCET Group Co. Ltd., Class A	37,900	153
JD Health International, Inc.*	272,850	2,194
JD.com, Inc., Class A	487,666	15,768
Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	139
Jiangsu Expressway Co. Ltd., Class H	336,000	338
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	152

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Jiangsu Hengrui Medicine Co. Ltd., Class A	92,885	$516
Jiangsu King's Luck Brewery JSC Ltd., Class A	17,800	136
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	23,900	655
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	106
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	64
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	32
Jiangsu Zhongtian Technology Co. Ltd., Class A*	52,400	182
Jiangxi Copper Co. Ltd., Class A	33,099	88
Jiangxi Copper Co. Ltd., Class H	265,000	367
Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	99
Jiangxi Zhengbang Technology Co. Ltd., Class A*	7,500	7
Jinke Properties Group Co. Ltd., Class A	89,000	38
Jinxin Fertility Group Ltd.	375,000	347
JiuGui Liquor Co. Ltd., Class A	3,600	100
Jiumaojiu International Holdings Ltd.	179,000	485
Jizhong Energy Resources Co. Ltd., Class A	54,400	61
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	64
Joinn Laboratories China Co. Ltd., Class A	2,520	43
Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	41
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	4,900	25
Juewei Food Co. Ltd., Class A	6,300	54
Kangmei Pharmaceutical Co. Ltd.(2) *	5,336	—
Kanzhun Ltd. ADR*	19,832	521
KE Holdings, Inc. ADR*	78,297	1,405
Keda Industrial Group Co. Ltd.	29,800	92
Kingdee International Software Group Co. Ltd.*	634,000	1,520
Kingfa Sci & Tech Co. Ltd., Class A	43,600	62
Kingsoft Corp. Ltd.	231,903	909
Kuaishou Technology*	424,600	4,762
Kuang-Chi Technologies Co. Ltd., Class A*	35,800	92
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Kunlun Tech Co. Ltd., Class A	19,700	$47
Kweichow Moutai Co. Ltd., Class A	18,395	5,643
LB Group Co. Ltd., Class A	29,400	88
Lenovo Group Ltd.	1,796,000	1,682
Lens Technology Co. Ltd., Class A	60,300	100
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	48
Li Auto, Inc. ADR*	133,041	5,097
Li Ning Co. Ltd.	573,500	5,421
Liaoning Port Co. Ltd., Class A	253,500	65
Lingyi iTech Guangdong Co., Class A*	118,000	88
Livzon Pharmaceutical Group, Inc., Class A	10,600	57
Logan Group Co. Ltd.(2)	383,000	111
Longfor Group Holdings Ltd.	441,731	2,128
LONGi Green Energy Technology Co. Ltd., Class A	110,771	1,103
Lufax Holding Ltd. ADR	205,256	1,232
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,080	54
Luxi Chemical Group Co. Ltd., Class A*	17,200	44
Luxshare Precision Industry Co. Ltd., Class A	111,605	565
Luzhou Laojiao Co. Ltd., Class A	20,600	761
Maanshan Iron & Steel Co. Ltd., Class A	92,100	52
Mango Excellent Media Co. Ltd., Class A*	22,070	110
Maxscend Microelectronics Co. Ltd., Class A	6,880	139
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	21,176	18
Meituan, Class B*	995,300	25,151
Metallurgical Corp. of China Ltd., Class A	281,200	147
Microport Scientific Corp.*	157,200	466
Ming Yang Smart Energy Group Ltd., Class A	32,200	163
Ming Yuan Cloud Group Holdings Ltd.	157,000	256
Minth Group Ltd.	180,000	493
Montage Technology Co. Ltd., Class A	13,959	126
Muyuan Foods Co. Ltd., Class A	73,578	608
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	20,904	88
Nanjing Securities Co. Ltd., Class A	54,800	68
NARI Technology Co. Ltd., Class A	102,722	415

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
National Silicon Industry Group Co. Ltd., Class A*	33,524	$115
NAURA Technology Group Co. Ltd., Class A	7,400	306
NavInfo Co. Ltd., Class A	33,500	76
NetEase, Inc.	504,075	9,434
New China Life Insurance Co. Ltd., Class A	36,100	174
New China Life Insurance Co. Ltd., Class H	203,652	579
New Hope Liuhe Co. Ltd., Class A*	53,500	122
New Oriental Education & Technology Group, Inc.*	356,120	729
Ninestar Corp., Class A	20,400	154
Ningbo Deye Technology Co. Ltd., Class A	2,200	92
Ningbo Joyson Electronic Corp., Class A(3) *	200	—
Ningbo Orient Wires & Cables Co. Ltd., Class A	10,500	121
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	140
Ningbo Shanshan Co. Ltd., Class A	24,200	108
Ningbo Tuopu Group Co. Ltd., Class A	16,700	171
Ningxia Baofeng Energy Group Co. Ltd., Class A	85,100	187
NIO, Inc. ADR*	319,477	6,939
Nongfu Spring Co. Ltd., Class H	430,200	2,501
North Industries Group Red Arrow Co. Ltd., Class A*	21,100	92
Northeast Securities Co. Ltd., Class A	40,300	42
Offshore Oil Engineering Co. Ltd., Class A	50,500	31
OFILM Group Co. Ltd., Class A*	45,000	45
Oppein Home Group, Inc., Class A	8,620	194
Orient Securities Co. Ltd., Class A	102,839	157
Ovctek China, Inc., Class A	8,900	76
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	131,000	74
People's Insurance Co. Group of China (The) Ltd., Class A	161,000	122
People's Insurance Co. Group of China (The) Ltd., Class H	1,907,535	584
Perfect World Co. Ltd., Class A	15,050	32
PetroChina Co. Ltd., Class A	314,400	248
PetroChina Co. Ltd., Class H	5,131,438	2,415
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Pharmaron Beijing Co. Ltd., Class A	12,750	$182
Pharmaron Beijing Co. Ltd., Class H	46,950	472
PICC Property & Casualty Co. Ltd., Class H	1,677,359	1,749
Pinduoduo, Inc. ADR*	106,756	6,598
Ping An Bank Co. Ltd., Class A*	273,500	613
Ping An Healthcare and Technology Co. Ltd.*	126,100	382
Ping An Insurance Group Co. of China Ltd., Class A	160,435	1,120
Ping An Insurance Group Co. of China Ltd., Class H	1,537,406	10,641
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	71
Poly Developments and Holdings Group Co. Ltd., Class A	186,800	489
Pop Mart International Group Ltd.	138,000	669
Postal Savings Bank of China Co. Ltd., Class A	402,100	324
Postal Savings Bank of China Co. Ltd., Class H	1,922,000	1,535
Power Construction Corp. of China Ltd., Class A	240,000	283
Proya Cosmetics Co. Ltd., Class A	1,700	42
Qingdao Rural Commercial Bank Corp., Class A	80,300	40
Raytron Technology Co. Ltd., Class A	7,223	43
Riyue Heavy Industry Co. Ltd., Class A	15,700	60
RLX Technology, Inc. ADR*	111,696	238
Rongsheng Petro Chemical Co. Ltd., Class A	150,900	348
SAIC Motor Corp. Ltd., Class A	105,093	280
Sailun Group Co. Ltd., Class A	48,300	81
Sangfor Technologies, Inc., Class A	6,700	104
Sany Heavy Equipment International Holdings Co. Ltd.	256,000	275
Sany Heavy Industry Co. Ltd., Class A	126,400	360
Satellite Chemical Co. Ltd., Class A	31,258	121
SDIC Power Holdings Co. Ltd., Class A	114,300	179
Sealand Securities Co. Ltd., Class A	95,440	52
Seazen Group Ltd.*	457,714	231
Seazen Holdings Co. Ltd., Class A	38,194	146
SF Holding Co. Ltd., Class A	72,000	601
SG Micro Corp., Class A	4,500	122
Shaanxi Coal Industry Co. Ltd., Class A	135,300	430

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	37,400	$86
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	21
Shandong Gold Mining Co. Ltd., Class A	45,337	124
Shandong Gold Mining Co. Ltd., Class H	195,750	339
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	119
Shandong Linglong Tyre Co. Ltd., Class A	17,500	66
Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	104
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	60
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	584,116	689
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	17,640	79
Shanghai Baosight Software Co. Ltd., Class A	13,000	106
Shanghai Baosight Software Co. Ltd., Class B	89,900	380
Shanghai Construction Group Co. Ltd., Class A	87,900	40
Shanghai Electric Group Co. Ltd., Class A	161,200	99
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,400	233
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	113,500	421
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	2,567	85
Shanghai International Airport Co. Ltd., Class A*	10,200	87
Shanghai International Port Group Co. Ltd., Class A	106,500	93
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	130
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	106
Shanghai Lingang Holdings Corp. Ltd., Class A	43,980	89
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	292,801	258
Shanghai M&G Stationery, Inc., Class A	10,400	87
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Shanghai Medicilon, Inc., Class A	1,218	$62
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	47,600	129
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	168,047	279
Shanghai Pudong Development Bank Co. Ltd., Class A	428,192	513
Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,960	290
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	84
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	77
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	44
Shanxi Coking Coal Energy Group Co. Ltd., Class A	75,920	153
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	79
Shanxi Meijin Energy Co. Ltd., Class A	56,000	102
Shanxi Securities Co. Ltd., Class A	100,630	86
Shanxi Taigang Stainless Steel Co. Ltd., Class A	43,700	36
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	18,360	892
Shenghe Resources Holding Co. Ltd., Class A	15,300	52
Shengyi Technology Co. Ltd., Class A	26,300	67
Shennan Circuits Co. Ltd., Class A	8,380	118
Shenwan Hongyuan Group Co. Ltd., Class A	302,200	194
Shenzhen Capchem Technology Co. Ltd., Class A	6,660	52
Shenzhen Dynanonic Co. Ltd., Class A	2,400	147
Shenzhen Energy Group Co. Ltd., Class A	106,655	102
Shenzhen Inovance Technology Co. Ltd., Class A	38,000	374
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	77
Shenzhen Kedali Industry Co. Ltd., Class A	5,400	129
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,700	830
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	66

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,400	$109
Shenzhen S.C. New Energy Technology Corp., Class A	5,300	71
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	76
Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	75
Shenzhen Sunlord Electronics Co. Ltd., Class A	3,400	14
Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	139
Shenzhou International Group Holdings Ltd.	199,400	2,451
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,740	97
Sichuan Chuantou Energy Co. Ltd., Class A	78,100	139
Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	86
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	39
Sichuan New Energy Power Co. Ltd.*	18,700	62
Sichuan Road & Bridge Co. Ltd., Class A	73,500	116
Sichuan Swellfun Co. Ltd., Class A	4,700	65
Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	85
Sieyuan Electric Co. Ltd., Class A	11,000	59
Silergy Corp.	20,000	1,595
Sinolink Securities Co. Ltd., Class A	81,000	109
Sinoma Science & Technology Co. Ltd., Class A	26,300	108
Sinomine Resource Group Co. Ltd., Class A	7,000	97
Sinopec Shanghai Petrochemical Co. Ltd., Class A	115,300	55
Sinopharm Group Co. Ltd., Class H	321,114	785
Sinotrans Ltd., Class A	75,400	44
Sinotruk Hong Kong Ltd.	162,500	230
Skshu Paint Co. Ltd., Class A*	6,300	122
Smoore International Holdings Ltd.	438,000	1,380
Songcheng Performance Development Co. Ltd., Class A	43,200	99
SooChow Securities Co. Ltd., Class A	45,943	48
Southwest Securities Co. Ltd., Class A	103,600	62
StarPower Semiconductor Ltd., Class A	2,600	150
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Sunac China Holdings Ltd.(2)	889,000	$401
Sungrow Power Supply Co. Ltd., Class A	23,300	343
Sunny Optical Technology Group Co. Ltd.	172,225	2,802
Sunwoda Electronic Co. Ltd., Class A	18,800	89
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	14,800	51
Suzhou Maxwell Technologies Co. Ltd., Class A	2,080	153
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	9,200	120
TAL Education Group ADR*	103,065	502
Tangshan Jidong Cement Co. Ltd., Class A	41,000	65
TBEA Co. Ltd., Class A	53,100	218
TCL Technology Group Corp., Class A	185,000	133
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	49,500	435
Tencent Holdings Ltd.	1,517,589	68,919
Tencent Music Entertainment Group ADR*	174,070	874
Thunder Software Technology Co. Ltd., Class A	4,600	90
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	57
Tianma Microelectronics Co. Ltd., Class A	25,400	38
Tianshan Aluminum Group Co. Ltd., Class A	36,700	36
Tianshui Huatian Technology Co. Ltd., Class A	27,200	38
Tibet Summit Resources Co. Ltd., Class A*	13,100	56
Tingyi Cayman Islands Holding Corp.	476,435	817
Titan Wind Energy Suzhou Co. Ltd., Class A	26,600	66
Toly Bread Co. Ltd., Class A	18,032	45
Tongcheng Travel Holdings Ltd.*	299,200	658
TongFu Microelectronics Co. Ltd., Class A*	22,400	52
Tongkun Group Co. Ltd., Class A	24,900	59
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	78
Tongwei Co. Ltd., Class A	64,900	582
Topchoice Medical Corp., Class A*	3,300	86
Topsports International Holdings Ltd.	467,000	425

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Transfar Zhilian Co. Ltd., Class A	83,600	$81
TravelSky Technology Ltd., Class H	212,000	419
Trina Solar Co. Ltd., Class A	32,237	314
Trip.com Group Ltd. ADR*	132,033	3,624
Tsingtao Brewery Co. Ltd., Class A	12,000	187
Tsingtao Brewery Co. Ltd., Class H	149,767	1,562
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	8,700	247
Uni-President China Holdings Ltd.	291,000	250
Unisplendour Corp. Ltd., Class A	32,948	96
Vipshop Holdings Ltd. ADR*	109,947	1,087
Walvax Biotechnology Co. Ltd., Class A	20,500	148
Wanhua Chemical Group Co. Ltd., Class A	48,800	708
Want Want China Holdings Ltd.	1,153,870	1,006
Weibo Corp. ADR*	17,609	407
Weichai Power Co. Ltd., Class A	124,500	233
Weichai Power Co. Ltd., Class H	452,812	731
Weihai Guangwei Composites Co. Ltd., Class A	4,000	35
Wens Foodstuffs Group Co. Ltd., Class A	96,200	306
Western Mining Co. Ltd., Class A	37,500	66
Western Securities Co. Ltd., Class A	61,100	60
Western Superconducting Technologies Co. Ltd., Class A	6,181	85
Westone Information Industry, Inc., Class A	12,900	83
Will Semiconductor Co. Ltd. Shanghai, Class A	12,100	313
Wingtech Technology Co. Ltd., Class A	19,400	247
Winning Health Technology Group Co. Ltd., Class A	12,330	16
Wuchan Zhongda Group Co. Ltd., Class A	119,900	92
Wuhan Guide Infrared Co. Ltd., Class A	57,643	111
Wuliangye Yibin Co. Ltd., Class A	55,700	1,683
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,980	64
WuXi AppTec Co. Ltd., Class A	40,992	638
WuXi AppTec Co. Ltd., Class H	82,411	1,100
Wuxi Biologics Cayman, Inc.*	872,000	8,032
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,480	118
Wuxi Shangji Automation Co. Ltd., Class A	3,920	92
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
XCMG Construction Machinery Co. Ltd., Class A	140,900	$114
Xiamen C & D, Inc., Class A	26,300	52
Xiamen Faratronic Co. Ltd., Class A	3,200	98
Xiamen Intretech, Inc., Class A	13,260	43
Xiamen Tungsten Co. Ltd., Class A	10,500	34
Xiaomi Corp., Class B*	3,716,800	6,495
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	42,100	94
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	184,436	346
Xinjiang Zhongtai Chemical Co. Ltd., Class A	38,600	45
Xinyi Solar Holdings Ltd.	1,178,318	1,817
XPeng, Inc. ADR*	102,975	3,268
Xtep International Holdings Ltd.	322,000	585
Yadea Group Holdings Ltd.	286,000	562
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	81
Yankuang Energy Group Co. Ltd., Class A	31,800	187
Yankuang Energy Group Co. Ltd., Class H	381,138	1,210
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	9,100	55
Yealink Network Technology Corp. Ltd., Class A	14,400	164
Yifeng Pharmacy Chain Co. Ltd., Class A	13,156	104
Yihai International Holding Ltd.*	119,000	436
Yihai Kerry Arawana Holdings Co. Ltd., Class A*	21,600	175
Yintai Gold Co. Ltd., Class A	20,100	29
YongXing Special Materials Technology Co. Ltd., Class A	6,200	141
Yonyou Network Technology Co. Ltd., Class A	42,835	139
Youngor Group Co. Ltd., Class A	48,800	48
Youngy Co. Ltd., Class A*	3,700	85
YTO Express Group Co. Ltd., Class A	54,800	167
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	34,600	86
Yum China Holdings, Inc.	103,572	5,023
Yunda Holding Co. Ltd., Class A	41,450	106
Yunnan Aluminium Co. Ltd., Class A	53,200	79
Yunnan Baiyao Group Co. Ltd., Class A	29,600	268

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	4,300	$140
Yunnan Energy New Material Co. Ltd., Class A	13,000	488
Yunnan Tin Co. Ltd., Class A	37,500	94
Zai Lab Ltd. ADR*	21,193	735
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	8,593	459
Zhaojin Mining Industry Co. Ltd., Class H*	283,500	245
Zhefu Holding Group Co. Ltd., Class A	87,100	62
Zhejiang Century Huatong Group Co. Ltd., Class A*	132,760	96
Zhejiang China Commodities City Group Co. Ltd., Class A	39,700	33
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	156
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	119
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	63
Zhejiang Expressway Co. Ltd., Class H*	331,294	307
Zhejiang HangKe Technology, Inc. Co., Class A	6,423	67
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	79
Zhejiang Huayou Cobalt Co. Ltd., Class A	24,115	345
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	174
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	8,500	66
Zhejiang Juhua Co. Ltd., Class A	24,800	49
Zhejiang NHU Co. Ltd., Class A	42,448	145
Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,786	48
Zhejiang Semir Garment Co. Ltd., Class A	38,700	34
Zhejiang Supor Co. Ltd., Class A	4,700	40
Zhejiang Weiming Environment Protection Co. Ltd., Class A	23,500	117
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	97
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	3,900	30
Zhejiang Yongtai Technology Co. Ltd., Class A	13,500	67
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 31.8%continued
Zheshang Securities Co. Ltd., Class A	75,700	$129
ZhongAn Online P&C Insurance Co. Ltd., Class H*	174,100	579
Zhongji Innolight Co. Ltd., Class A	12,900	60
Zhongsheng Group Holdings Ltd.	142,000	1,003
Zhongtai Securities Co. Ltd., Class A	56,700	65
Zhuzhou CRRC Times Electric Co. Ltd.	131,674	652
Zhuzhou CRRC Times Electric Co. Ltd., Class A	9,219	90
Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,400	49
Zhuzhou Kibing Group Co. Ltd., Class A	24,300	46
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	40,400	49
Zijin Mining Group Co. Ltd., Class A	291,600	408
Zijin Mining Group Co. Ltd., Class H	1,402,162	1,743
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	103
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	307,400	165
ZTE Corp., Class A	61,800	236
ZTE Corp., Class H	180,117	421
ZTO Express Cayman, Inc. ADR	102,707	2,819
		526,196
Colombia – 0.1%
Bancolombia S.A.	63,837	523
Ecopetrol S.A.	1,217,820	662
Interconexion Electrica S.A. ESP	111,749	562
		1,747
Czech Republic – 0.2%
CEZ A.S.	39,236	1,768
Komercni Banka A.S.	17,937	506
Moneta Money Bank A.S.	77,906	284
		2,558
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.	401,143	796
Eastern Co. S.A.E.	208,647	114
Egyptian Financial Group-Hermes Holding Co.*	142,538	90
		1,000
Greece – 0.2%
Alpha Services and Holdings S.A.*	591,147	520

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Greece – 0.2%continued
Eurobank Ergasias Services and Holdings S.A.*	630,688	$562
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	48,952	853
JUMBO S.A.	28,312	412
Mytilineos S.A.	24,053	355
National Bank of Greece S.A.*	133,184	398
OPAP S.A.	45,897	659
Public Power Corp. S.A.*	47,478	263
		4,022
Hong Kong – 2.2%
Alibaba Health Information Technology Ltd.*	1,160,000	820
Alibaba Pictures Group Ltd.*	2,910,000	286
Beijing Enterprises Holdings Ltd.	112,771	402
Beijing Enterprises Water Group Ltd.	995,886	301
Bosideng International Holdings Ltd.	808,000	503
Brilliance China Automotive Holdings Ltd.*	869,944	400
China Everbright Environment Group Ltd.	882,629	522
China Gas Holdings Ltd.	744,495	1,151
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China Jinmao Holdings Group Ltd.	1,357,791	372
China Mengniu Dairy Co. Ltd.*	769,870	3,848
China Merchants Port Holdings Co. Ltd.	324,329	556
China Overseas Land & Investment Ltd.	931,695	2,981
China Overseas Property Holdings Ltd.	335,000	364
China Power International Development Ltd.	1,261,000	803
China Resources Beer Holdings Co. Ltd.	394,948	2,997
China Resources Cement Holdings Ltd.	576,000	388
China Resources Gas Group Ltd.	225,958	1,063
China Resources Land Ltd.	777,432	3,677
China Resources Power Holdings Co. Ltd.	455,735	944
China Ruyi Holdings Ltd.*	1,136,000	417
China State Construction International Holdings Ltd.	495,600	549
China Taiping Insurance Holdings Co. Ltd.	350,904	434
China Traditional Chinese Medicine Holdings Co. Ltd.	700,000	433
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Hong Kong – 2.2%continued
COSCO SHIPPING Ports Ltd.	461,886	$326
Far East Horizon Ltd.	372,000	312
Geely Automobile Holdings Ltd.	1,475,641	3,372
Guangdong Investment Ltd.	686,514	727
Hopson Development Holdings Ltd.	199,320	305
HUTCHMED China Ltd. ADR*	23,480	297
Kingboard Holdings Ltd.	161,500	611
Kingboard Laminates Holdings Ltd.	235,500	291
Kunlun Energy Co. Ltd.	941,230	772
Nine Dragons Paper Holdings Ltd.	408,923	347
Orient Overseas International Ltd.	32,000	851
Shanghai Industrial Urban Development Group Ltd.(3)	1	—
Shenzhen International Holdings Ltd.	265,774	262
Shimao Group Holdings Ltd.(2)	354,903	169
Sino Biopharmaceutical Ltd.	2,494,750	1,607
Vinda International Holdings Ltd.	85,000	218
Wharf Holdings (The) Ltd.	298,000	1,087
Yuexiu Property Co. Ltd.	305,600	392
		36,157
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	98,145	760
OTP Bank Nyrt.	54,120	1,212
Richter Gedeon Nyrt.	32,954	597
		2,569
India – 12.2%
ACC Ltd.	17,735	477
Adani Enterprises Ltd.	66,823	1,856
Adani Green Energy Ltd.*	76,006	1,861
Adani Ports & Special Economic Zone Ltd.	123,544	1,053
Adani Power Ltd.*	188,168	628
Adani Total Gas Ltd.	66,858	2,028
Adani Transmission Ltd.*	66,824	2,116
Ambuja Cements Ltd.	144,428	665
Apollo Hospitals Enterprise Ltd.	24,472	1,143
Asian Paints Ltd.	93,221	3,188
AU Small Finance Bank Ltd.(4) *	38,192	287
Aurobindo Pharma Ltd.	63,672	414
Avenue Supermarts Ltd.*	40,043	1,730
Axis Bank Ltd.*	550,581	4,451
Bajaj Auto Ltd.	16,882	796
Bajaj Finance Ltd.	65,887	4,518
Bajaj Finserv Ltd.	9,249	1,283

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 12.2%continued
Balkrishna Industries Ltd.	18,594	$507
Bandhan Bank Ltd.	155,888	521
Berger Paints India Ltd.	59,087	426
Bharat Electronics Ltd.	295,386	877
Bharat Forge Ltd.	60,826	503
Bharat Petroleum Corp. Ltd.	209,787	820
Bharti Airtel Ltd.*	533,701	4,635
Biocon Ltd.	100,591	393
Britannia Industries Ltd.	26,320	1,157
Cholamandalam Investment and Finance Co. Ltd.	98,773	776
Cipla Ltd.	118,124	1,373
Coal India Ltd.	385,664	908
Colgate-Palmolive India Ltd.	29,022	547
Container Corp. of India Ltd.	65,704	495
Dabur India Ltd.	153,938	968
Divi's Laboratories Ltd.	32,103	1,478
DLF Ltd.	148,759	590
Dr. Reddy's Laboratories Ltd.	28,166	1,568
Eicher Motors Ltd.	32,650	1,158
GAIL India Ltd.	392,330	672
Godrej Consumer Products Ltd.*	99,544	956
Godrej Properties Ltd.*	30,025	451
Grasim Industries Ltd.	64,163	1,075
Havells India Ltd.	62,469	870
HCL Technologies Ltd.	263,293	3,251
HDFC Life Insurance Co. Ltd.	228,606	1,595
Hero MotoCorp Ltd.	26,513	915
Hindalco Industries Ltd.	326,614	1,404
Hindustan Petroleum Corp. Ltd.	153,379	422
Hindustan Unilever Ltd.	199,894	5,656
Housing Development Finance Corp. Ltd.	418,572	11,538
ICICI Bank Ltd.	1,248,841	11,213
ICICI Lombard General Insurance Co. Ltd.	57,891	823
ICICI Prudential Life Insurance Co. Ltd.	89,391	555
Indian Oil Corp. Ltd.	675,492	636
Indian Railway Catering & Tourism Corp. Ltd.	56,402	412
Indraprastha Gas Ltd.	76,377	345
Indus Towers Ltd.	171,528	455
Info Edge India Ltd.	17,041	813
Infosys Ltd.	817,361	15,211
InterGlobe Aviation Ltd.*	23,426	478
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 12.2%continued
ITC Ltd.	716,791	$2,486
Jindal Steel & Power Ltd.	98,766	413
JSW Steel Ltd.	174,839	1,252
Jubilant Foodworks Ltd.	99,125	645
Kotak Mahindra Bank Ltd.	134,931	2,845
Larsen & Toubro Infotech Ltd.	13,271	670
Larsen & Toubro Ltd.	166,747	3,297
Lupin Ltd.	49,003	380
Mahindra & Mahindra Ltd.	210,597	2,920
Marico Ltd.	127,094	770
Maruti Suzuki India Ltd.	29,277	3,147
Mindtree Ltd.	16,441	603
Mphasis Ltd.	20,900	609
MRF Ltd.	432	388
Muthoot Finance Ltd.	28,688	355
Nestle India Ltd.	8,128	1,799
NTPC Ltd.	938,223	1,699
Oil & Natural Gas Corp. Ltd.	610,112	1,169
Page Industries Ltd.	1,484	756
Petronet LNG Ltd.	190,074	524
PI Industries Ltd.	18,337	595
Pidilite Industries Ltd.	37,218	987
Piramal Enterprises Ltd.	29,453	619
Power Grid Corp. of India Ltd.	762,645	2,049
Reliance Industries Ltd.	739,893	24,362
Samvardhana Motherson International Ltd.	314,517	472
SBI Cards & Payment Services Ltd.	57,160	557
SBI Life Insurance Co. Ltd.	112,294	1,540
Shree Cement Ltd.	2,739	660
Shriram Transport Finance Co. Ltd.	46,073	756
Siemens Ltd.	17,278	526
SRF Ltd.	36,029	1,030
State Bank of India	432,295	2,556
Sun Pharmaceutical Industries Ltd.	232,626	2,446
Tata Consultancy Services Ltd.	224,325	9,297
Tata Consumer Products Ltd.	133,902	1,199
Tata Elxsi Ltd.	8,310	862
Tata Motors Ltd.*	403,103	2,109
Tata Power (The) Co. Ltd.	349,235	897
Tata Steel Ltd.	177,632	1,954
Tech Mahindra Ltd.	141,147	1,791
Titan Co. Ltd.	86,182	2,121
Torrent Pharmaceuticals Ltd.	12,015	436

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 12.2%continued
Trent Ltd.	46,180	$629
UltraTech Cement Ltd.	24,864	1,768
United Spirits Ltd.*	74,036	713
UPL Ltd.	120,320	965
Vedanta Ltd.	179,839	509
Wipro Ltd.	330,581	1,745
Yes Bank Ltd.*	2,640,668	423
Zomato Ltd.*	380,466	260
		201,500
Indonesia – 1.8%
Adaro Energy Indonesia Tbk PT	3,506,720	672
Adaro Minerals Indonesia Tbk PT*	1,984,600	211
Aneka Tambang Tbk	2,100,900	253
Astra International Tbk PT	4,912,760	2,183
Bank Central Asia Tbk PT	13,471,060	6,564
Bank Jago Tbk PT*	981,600	603
Bank Mandiri Persero Tbk PT	4,490,710	2,397
Bank Negara Indonesia Persero Tbk PT	1,771,309	934
Bank Rakyat Indonesia Persero Tbk PT	16,582,465	4,625
Barito Pacific Tbk PT	6,494,500	329
Charoen Pokphand Indonesia Tbk PT	1,801,335	725
Gudang Garam Tbk PT	124,115	260
Indah Kiat Pulp & Paper Corp. Tbk PT	698,300	356
Indofood CBP Sukses Makmur Tbk PT	641,700	412
Indofood Sukses Makmur Tbk PT	1,057,371	501
Kalbe Farma Tbk PT	5,122,780	571
Merdeka Copper Gold Tbk PT*	2,962,063	794
Sarana Menara Nusantara Tbk PT	5,931,400	438
Semen Indonesia Persero Tbk PT	728,655	349
Sumber Alfaria Trijaya Tbk PT	4,057,800	556
Telkom Indonesia Persero Tbk PT	12,040,162	3,236
Tower Bersama Infrastructure Tbk PT	1,989,700	393
Unilever Indonesia Tbk PT	1,783,540	571
United Tractors Tbk PT	402,771	766
Vale Indonesia Tbk PT*	604,500	230
		28,929
Kuwait – 0.8%
Agility Public Warehousing Co. K.S.C.	364,936	969
Boubyan Bank K.S.C.P.	316,598	798
Gulf Bank K.S.C.P.	393,173	409
Kuwait Finance House K.S.C.P.	1,237,131	3,514
Mabanee Co. KPSC	161,030	395
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Kuwait – 0.8%continued
Mobile Telecommunications Co. K.S.C.P.	525,907	$1,019
National Bank of Kuwait S.A.K.P.	1,741,062	5,921
		13,025
Malaysia – 1.4%
AMMB Holdings Bhd.	471,537	399
Axiata Group Bhd.	671,603	431
CIMB Group Holdings Bhd.	1,618,042	1,822
Dialog Group Bhd.	892,544	432
DiGi.Com Bhd.	755,900	601
Genting Bhd.	508,200	524
Genting Malaysia Bhd.	662,100	427
HAP Seng Consolidated Bhd.	172,800	280
Hartalega Holdings Bhd.	449,800	312
Hong Leong Bank Bhd.	154,298	717
Hong Leong Financial Group Bhd.	53,028	223
IHH Healthcare Bhd.	434,400	638
Inari Amertron Bhd.	643,200	384
IOI Corp. Bhd.	600,540	523
Kuala Lumpur Kepong Bhd.	103,192	514
Malayan Banking Bhd.	1,160,576	2,262
Malaysia Airports Holdings Bhd.*	162,293	243
Maxis Bhd.	534,451	400
MISC Bhd.	314,660	507
MR DIY Group M Bhd.	582,300	274
Nestle Malaysia Bhd.	18,100	544
Petronas Chemicals Group Bhd.	581,100	1,187
Petronas Dagangan Bhd.	77,100	370
Petronas Gas Bhd.	197,600	737
PPB Group Bhd.	145,500	524
Press Metal Aluminium Holdings Bhd.	883,800	955
Public Bank Bhd.	3,536,205	3,507
QL Resources Bhd.	271,050	320
RHB Bank Bhd.	361,615	470
Sime Darby Bhd.	616,028	298
Sime Darby Plantation Bhd.	505,165	497
Telekom Malaysia Bhd.	247,886	295
Tenaga Nasional Bhd.	627,950	1,137
Top Glove Corp. Bhd.	1,315,900	311
		23,065
Mexico – 2.0%
Alfa S.A.B. de C.V., Class A	716,437	509
America Movil S.A.B. de C.V., Series L	6,860,049	7,021
Arca Continental S.A.B. de C.V.	106,341	701

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Mexico – 2.0%continued
Cemex S.A.B. de C.V., Series CPO*	3,685,952	$1,439
Coca-Cola Femsa S.A.B. de C.V.	129,522	718
Fibra Uno Administracion S.A. de C.V.	766,501	765
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	473,443	3,195
Gruma S.A.B. de C.V., Class B	49,575	547
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,267	1,248
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	47,551	937
Grupo Bimbo S.A.B. de C.V., Series A	329,154	1,076
Grupo Carso S.A.B. de C.V., Series A1	105,306	390
Grupo Financiero Banorte S.A.B. de C.V., Series O	631,704	3,531
Grupo Financiero Inbursa S.A.B. de C.V., Series O*	513,633	822
Grupo Mexico S.A.B. de C.V., Series B	755,039	3,147
Grupo Televisa S.A.B., Series CPO	584,214	957
Industrias Penoles S.A.B. de C.V.	32,724	303
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	370,127	502
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	311,800	361
Orbia Advance Corp. S.A.B. de C.V.	244,880	575
Promotora y Operadora de Infraestructura S.A.B. de C.V.	58,780	432
Wal-Mart de Mexico S.A.B. de C.V.	1,275,627	4,390
		33,566
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	53,908	356
Credicorp Ltd.	17,366	2,082
Southern Copper Corp.	20,289	1,011
		3,449
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	408,219	353
AC Energy Corp.	2,008,431	293
Ayala Corp.	59,037	644
Ayala Land, Inc.	1,785,160	827
Bank of the Philippine Islands	436,206	673
BDO Unibank, Inc.	499,859	1,004
Converge Information and Communications Technology Solutions, Inc.*	547,600	210
Globe Telecom, Inc.	6,350	262
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Philippines – 0.7%continued
GT Capital Holdings, Inc.	18,112	$161
International Container Terminal Services, Inc.	249,200	834
JG Summit Holdings, Inc.	729,763	645
Jollibee Foods Corp.	105,773	392
Manila Electric Co.	56,430	369
Metro Pacific Investments Corp.	2,054,400	132
Metropolitan Bank & Trust Co.	430,259	374
Monde Nissin Corp.*	1,537,300	363
PLDT, Inc.	21,195	647
SM Investments Corp.	58,132	827
SM Prime Holdings, Inc.	2,808,613	1,867
Universal Robina Corp.	231,840	467
		11,344
Poland – 0.6%
Allegro.eu S.A.*	82,186	439
Bank Polska Kasa Opieki S.A.	46,382	848
CD Projekt S.A.	15,802	338
Cyfrowy Polsat S.A.	60,914	289
Dino Polska S.A.*	12,112	865
KGHM Polska Miedz S.A.	33,973	905
LPP S.A.	263	530
mBank S.A.*	3,976	200
Orange Polska S.A.	147,201	206
PGE Polska Grupa Energetyczna S.A.*	214,318	511
Polski Koncern Naftowy ORLEN S.A.	72,719	1,115
Polskie Gornictwo Naftowe i Gazownictwo S.A.	425,847	543
Powszechna Kasa Oszczednosci Bank Polski S.A.*	212,312	1,332
Powszechny Zaklad Ubezpieczen S.A.	147,487	989
Santander Bank Polska S.A.	8,701	454
		9,564
Qatar – 1.0%
Barwa Real Estate Co.	427,234	392
Commercial Bank PSQC (The)	482,260	908
Industries Qatar QSC	370,424	1,627
Masraf Al Rayan QSC	1,352,999	1,536
Mesaieed Petrochemical Holding Co.	1,090,651	746
Ooredoo QPSC	184,532	390
Qatar Electricity & Water Co. QSC	105,482	508
Qatar Fuel QSC	117,357	575
Qatar Gas Transport Co. Ltd.	627,881	645
Qatar International Islamic Bank QSC	176,158	516

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Qatar – 1.0%continued
Qatar Islamic Bank S.A.Q.	402,765	$2,465
Qatar National Bank QPSC	1,125,782	6,183
		16,491
Romania – 0.0%
NEPI Rockcastle S.A.	111,010	593
Russia – 0.0%
Alrosa PJSC(2) (5)	695,290	—
Gazprom PJSC(2)	3,218,050	—
Gazprom PJSC ADR(2)	134	—
Inter RAO UES PJSC(2)	10,354,623	—
LUKOIL PJSC(2)	112,883	—
Magnit PJSC(2)	2,287	—
Magnit PJSC GDR (Registered)(2)	82,678	—
MMC Norilsk Nickel PJSC(2)	17,106	—
Mobile TeleSystems PJSC ADR(2)	121,420	—
Moscow Exchange MICEX-RTS PJSC(2) *	419,576	—
Novatek PJSC GDR (Registered)(2)	24,702	—
Novolipetsk Steel PJSC(2)	408,255	—
Ozon Holdings PLC ADR(2) *	13,658	—
PhosAgro PJSC(2) *	224	—
PhosAgro PJSC GDR (Registered)(2)	34,779	—
Polymetal International PLC(2)	97,434	—
Polyus PJSC(2)	9,359	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (5) *	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (5) *	56,000	—
Severstal PAO(2) (5)	55,330	—
Severstal PAO GDR (Registered)(2) (5)	1,839	—
Surgutneftegas PJSC(2)	1,902,467	—
Surgutneftegas PJSC ADR(2)	4,629	—
Tatneft PJSC(2)	386,254	—
TCS Group Holding PLC GDR (Registered)(2) *	32,689	—
United Co. RUSAL International PJSC(2) *	832,063	—
VK Co. Ltd. GDR(2) *	30,900	—
VTB Bank PJSC(2) (5)	800,566,738	—
VTB Bank PJSC GDR(2) (4) (5)	11,036	—
VTB Bank PJSC GDR (Registered)(2) (5)	43,343	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Russia – 0.0%continued
X5 Retail Group N.V. GDR (Registered)(2)	32,705	$—
Yandex N.V., Class A(2) *	83,223	—
		—
Saudi Arabia – 4.1%
ACWA Power Co.*	19,485	776
Advanced Petrochemical Co.	30,369	416
Al Rajhi Bank	476,369	10,492
Alinma Bank	237,461	2,119
Almarai Co. JSC	60,116	840
Arab National Bank	149,806	1,178
Bank AlBilad*	117,771	1,375
Bank Al-Jazira	95,960	571
Banque Saudi Fransi	143,163	1,811
Bupa Arabia for Cooperative Insurance Co.	14,724	627
Dar Al Arkan Real Estate Development Co.*	118,293	340
Dr. Sulaiman Al Habib Medical Services Group Co.	21,313	1,103
Elm Co.	5,854	398
Emaar Economic City*	94,791	250
Etihad Etisalat Co.	92,016	860
Jarir Marketing Co.	14,798	642
Mobile Telecommunications Co. Saudi Arabia*	107,840	324
Mouwasat Medical Services Co.	12,277	698
National Industrialization Co.*	80,450	346
Rabigh Refining & Petrochemical Co.*	96,998	442
Riyad Bank	327,051	2,802
SABIC Agri-Nutrients Co.	51,998	1,911
Sahara International Petrochemical Co.	87,254	1,170
Saudi Arabian Mining Co.*	212,754	2,832
Saudi Arabian Oil Co.	586,834	6,072
Saudi Basic Industries Corp.	218,267	5,914
Saudi British Bank (The)	224,562	2,440
Saudi Electricity Co.	200,762	1,299
Saudi Industrial Investment Group	93,249	710
Saudi Investment Bank (The)	119,082	619
Saudi Kayan Petrochemical Co.*	177,022	746
Saudi National Bank (The)	532,990	9,377
Saudi Research & Media Group*	9,082	455
Saudi Tadawul Group Holding Co.	8,805	444
Saudi Telecom Co.	145,910	3,781

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Saudi Arabia – 4.1%continued
Savola Group (The)	64,216	$575
Yanbu National Petrochemical Co.	62,684	845
		67,600
Singapore – 0.0%
BOC Aviation Ltd.	51,600	435
JOYY, Inc. ADR	13,141	392
		827
South Africa – 3.4%
Absa Group Ltd.	196,055	1,867
African Rainbow Minerals Ltd.	26,637	351
Anglo American Platinum Ltd.	12,898	1,132
AngloGold Ashanti Ltd.	101,915	1,503
Aspen Pharmacare Holdings Ltd.	94,216	807
Bid Corp. Ltd.	81,781	1,556
Bidvest Group (The) Ltd.	70,975	915
Capitec Bank Holdings Ltd.	21,194	2,588
Clicks Group Ltd.	59,479	1,004
Discovery Ltd.*	121,078	955
Exxaro Resources Ltd.	60,379	737
FirstRand Ltd.	1,226,456	4,713
Foschini Group (The) Ltd.	80,860	607
Gold Fields Ltd.	216,469	2,021
Growthpoint Properties Ltd.	827,225	628
Harmony Gold Mining Co. Ltd.	135,883	424
Impala Platinum Holdings Ltd.	204,120	2,274
Kumba Iron Ore Ltd.	16,235	527
Mr Price Group Ltd.	62,468	682
MTN Group Ltd.	412,450	3,353
MultiChoice Group	90,343	643
Naspers Ltd., Class N	52,981	7,750
Nedbank Group Ltd.	111,321	1,420
Northam Platinum Holdings Ltd.*	83,614	880
Old Mutual Ltd.	1,199,353	814
Pepkor Holdings Ltd.	406,762	478
Reinet Investments S.C.A.	32,529	571
Remgro Ltd.	127,989	1,023
Sanlam Ltd.	432,104	1,406
Sasol Ltd.*	137,682	3,181
Shoprite Holdings Ltd.	121,518	1,480
Sibanye Stillwater Ltd.	682,719	1,697
SPAR Group (The) Ltd.	46,152	394
Standard Bank Group Ltd.	326,383	3,117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Africa – 3.4%continued
Vodacom Group Ltd.	156,197	$1,261
Woolworths Holdings Ltd.	238,502	796
		55,555
South Korea – 10.2%
Alteogen, Inc.*	7,237	341
Amorepacific Corp.	7,121	715
AMOREPACIFIC Group	7,059	203
BGF retail Co. Ltd.	1,886	275
Celltrion Healthcare Co. Ltd.	20,701	1,095
Celltrion Pharm, Inc.*	3,772	229
Celltrion, Inc.	23,966	3,303
Cheil Worldwide, Inc.	17,369	318
CJ CheilJedang Corp.	2,028	593
CJ Corp.	3,342	200
CJ ENM Co. Ltd.	2,933	212
CJ Logistics Corp.*	2,158	190
Coway Co. Ltd.	13,869	683
DB Insurance Co. Ltd.	11,217	530
Doosan Bobcat, Inc.	13,155	294
Doosan Enerbility Co. Ltd.*	97,444	1,458
Ecopro B.M. Co. Ltd.	12,408	1,089
E-MART, Inc.	5,111	416
F&F Co. Ltd./New	4,191	435
Green Cross Corp.	1,658	216
GS Engineering & Construction Corp.	16,727	407
GS Holdings Corp.	10,631	343
Hana Financial Group, Inc.	72,820	2,211
Hankook Tire & Technology Co. Ltd.	17,580	447
Hanmi Pharm Co. Ltd.	1,516	360
Hanon Systems	45,017	349
Hanwha Solutions Corp.*	27,738	812
HD Hyundai Co. Ltd.	11,442	524
HLB, Inc.*	23,137	633
HMM Co. Ltd.	65,418	1,241
Hotel Shilla Co. Ltd.	7,376	405
HYBE Co. Ltd.*	3,918	441
Hyundai Engineering & Construction Co. Ltd.	19,094	609
Hyundai Glovis Co. Ltd.	4,499	623
Hyundai Heavy Industries Co. Ltd.*	4,295	474
Hyundai Mobis Co. Ltd.	14,848	2,278
Hyundai Motor Co.	33,506	4,662
Hyundai Steel Co.	21,287	528
Iljin Materials Co. Ltd.	5,720	309

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Korea – 10.2%continued
Industrial Bank of Korea	63,344	$470
Kakao Corp.	75,860	4,090
Kakao Games Corp.*	8,204	316
KakaoBank Corp.*	28,947	677
Kangwon Land, Inc.*	24,053	471
KB Financial Group, Inc.	95,816	3,558
Kia Corp.	63,957	3,816
Korea Aerospace Industries Ltd.	17,930	744
Korea Electric Power Corp.*	62,195	1,088
Korea Investment Holdings Co. Ltd.	10,473	498
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	10,311	746
Korea Zinc Co. Ltd.	2,050	770
Korean Air Lines Co. Ltd.*	42,149	820
Krafton, Inc.*	5,970	1,010
KT&G Corp.	26,658	1,687
Kumho Petrochemical Co. Ltd.	4,449	477
L&F Co. Ltd.*	5,592	902
LG Chem Ltd.	11,982	4,768
LG Corp.	22,967	1,382
LG Display Co. Ltd.	56,188	628
LG Electronics, Inc.	26,257	1,790
LG Energy Solution Ltd.*	5,119	1,467
LG H&H Co. Ltd.	2,273	1,191
LG Innotek Co. Ltd.	3,520	927
LG Uplus Corp.	50,332	495
Lotte Chemical Corp.	4,260	592
Lotte Shopping Co. Ltd.	2,720	218
Meritz Financial Group, Inc.	7,649	153
Meritz Fire & Marine Insurance Co. Ltd.	8,739	224
Meritz Securities Co. Ltd.	64,881	227
Mirae Asset Securities Co. Ltd.	67,236	343
NAVER Corp.	31,882	5,915
NCSoft Corp.	3,993	1,076
Netmarble Corp.	5,056	269
NH Investment & Securities Co. Ltd.	32,897	230
Orion Corp.	6,069	486
Pan Ocean Co. Ltd.	67,215	308
Pearl Abyss Corp.*	7,463	295
POSCO Chemical Co. Ltd.	6,584	544
POSCO Holdings, Inc.	19,080	3,395
S-1 Corp.	4,075	202
Samsung Biologics Co. Ltd.*	4,316	2,628
Samsung C&T Corp.	20,377	1,934
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Korea – 10.2%continued
Samsung Electro-Mechanics Co. Ltd.	13,572	$1,360
Samsung Electronics Co. Ltd.	1,161,010	50,858
Samsung Engineering Co. Ltd.*	37,555	627
Samsung Fire & Marine Insurance Co. Ltd.	7,424	1,155
Samsung Heavy Industries Co. Ltd.*	148,669	696
Samsung Life Insurance Co. Ltd.	19,420	938
Samsung SDI Co. Ltd.	13,372	5,488
Samsung SDS Co. Ltd.	8,347	838
Samsung Securities Co. Ltd.	14,997	387
SD Biosensor, Inc.	8,476	254
Seegene, Inc.	9,540	266
Shinhan Financial Group Co. Ltd.	112,644	3,223
SK Biopharmaceuticals Co. Ltd.*	7,692	445
SK Bioscience Co. Ltd.*	5,580	432
SK Chemicals Co. Ltd.	2,873	204
SK Hynix, Inc.	132,598	9,275
SK IE Technology Co. Ltd.*	6,328	479
SK Innovation Co. Ltd.*	13,480	1,999
SK Square Co. Ltd.*	23,677	710
SK Telecom Co. Ltd.	6,808	273
SK, Inc.	8,997	1,497
SKC Co. Ltd.	5,052	518
S-Oil Corp.	10,865	867
Woori Financial Group, Inc.	125,697	1,174
Yuhan Corp.	12,318	532
		168,773
Taiwan – 13.6%
Accton Technology Corp.	120,000	971
Acer, Inc.	693,800	507
Advantech Co. Ltd.	103,793	1,209
ASE Technology Holding Co. Ltd.	802,928	2,068
Asia Cement Corp.	582,567	858
ASMedia Technology, Inc.	7,000	262
Asustek Computer, Inc.	171,546	1,790
AUO Corp.	1,984,215	1,088
Catcher Technology Co. Ltd.	167,111	933
Cathay Financial Holding Co. Ltd.	1,920,212	3,289
Chailease Holding Co. Ltd.	333,790	2,343
Chang Hwa Commercial Bank Ltd.	1,145,586	669
Cheng Shin Rubber Industry Co. Ltd.	455,184	542
China Airlines Ltd.*	674,000	533
China Development Financial Holding Corp.	3,760,143	1,857

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Taiwan – 13.6%continued
China Steel Corp.	2,861,156	$2,736
Chunghwa Telecom Co. Ltd.	920,493	3,785
Compal Electronics, Inc.	1,066,759	820
CTBC Financial Holding Co. Ltd.	4,265,878	3,625
Delta Electronics, Inc.	471,343	3,492
E Ink Holdings, Inc.	209,000	1,319
E.Sun Financial Holding Co. Ltd.	2,920,348	2,846
Eclat Textile Co. Ltd.	47,182	660
eMemory Technology, Inc.	16,000	551
Eva Airways Corp.*	618,000	657
Evergreen Marine Corp. Taiwan Ltd.	617,891	1,756
Far Eastern New Century Corp.	797,789	855
Far EasTone Telecommunications Co. Ltd.	389,345	1,094
Feng TAY Enterprise Co. Ltd.	102,928	607
First Financial Holding Co. Ltd.	2,518,478	2,226
Formosa Chemicals & Fibre Corp.	855,499	2,148
Formosa Petrochemical Corp.	278,487	878
Formosa Plastics Corp.	1,006,682	3,672
Fubon Financial Holding Co. Ltd.	1,719,453	3,455
Giant Manufacturing Co. Ltd.	69,483	560
Globalwafers Co. Ltd.	52,000	788
Hon Hai Precision Industry Co. Ltd.	3,031,942	11,091
Hotai Motor Co. Ltd.	71,900	1,478
Hua Nan Financial Holdings Co. Ltd.	2,083,022	1,582
Innolux Corp.	2,445,900	994
Inventec Corp.	596,314	503
Largan Precision Co. Ltd.	24,835	1,442
Lite-On Technology Corp.	481,964	936
MediaTek, Inc.	369,334	8,044
Mega Financial Holding Co. Ltd.	2,671,543	3,173
Micro-Star International Co. Ltd.	160,000	610
momo.com, Inc.	15,600	335
Nan Ya Plastics Corp.	1,158,951	3,233
Nan Ya Printed Circuit Board Corp.	56,000	487
Nanya Technology Corp.	297,071	493
Nien Made Enterprise Co. Ltd.	46,000	454
Novatek Microelectronics Corp.	140,850	1,423
Pegatron Corp.	496,594	951
Pou Chen Corp.	545,093	540
Powerchip Semiconductor Manufacturing Corp.*	648,000	873
President Chain Store Corp.	138,220	1,266
Quanta Computer, Inc.	653,576	1,750
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Taiwan – 13.6%continued
Realtek Semiconductor Corp.	111,457	$1,359
Ruentex Development Co. Ltd.	275,989	681
Shanghai Commercial & Savings Bank (The) Ltd.	872,359	1,560
Shin Kong Financial Holding Co. Ltd.	2,864,907	845
SinoPac Financial Holdings Co. Ltd.	2,451,792	1,386
Synnex Technology International Corp.	320,940	574
Taishin Financial Holding Co. Ltd.	2,492,789	1,365
Taiwan Cement Corp.	1,335,824	1,774
Taiwan Cooperative Financial Holding Co. Ltd.	2,319,816	2,093
Taiwan High Speed Rail Corp.	516,000	487
Taiwan Mobile Co. Ltd.	419,076	1,525
Taiwan Semiconductor Manufacturing Co. Ltd.	5,986,749	95,349
Unimicron Technology Corp.	305,000	1,617
Uni-President Enterprises Corp.	1,172,150	2,642
United Microelectronics Corp.	2,884,043	3,779
Vanguard International Semiconductor Corp.	222,000	570
Voltronic Power Technology Corp.	16,000	777
Walsin Lihwa Corp.	586,000	710
Wan Hai Lines Ltd.	148,700	596
Win Semiconductors Corp.	80,000	517
Winbond Electronics Corp.	717,000	524
Wiwynn Corp.	21,000	490
WPG Holdings Ltd.	382,290	711
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	103,377	1,066
Yang Ming Marine Transport Corp.	418,000	1,155
Yuanta Financial Holding Co. Ltd.	2,343,846	1,552
Zhen Ding Technology Holding Ltd.	171,850	595
		225,406
Thailand – 1.8%
Advanced Info Service PCL (Registered)	194,000	1,067
Advanced Info Service PCL NVDR	96,399	531
Airports of Thailand PCL NVDR*	1,038,300	2,087
Asset World Corp. PCL NVDR	1,960,900	271
B Grimm Power PCL NVDR (Registered)	224,600	223
Bangkok Commercial Asset Management PCL NVDR (Registered)	424,900	209
Bangkok Dusit Medical Services PCL NVDR	2,516,100	1,780

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Thailand – 1.8%continued
Bangkok Expressway & Metro PCL NVDR (Registered)	1,985,998	$492
Berli Jucker PCL NVDR	295,700	272
BTS Group Holdings PCL NVDR	1,897,900	459
Bumrungrad Hospital PCL NVDR	115,187	584
Carabao Group PCL NVDR	69,200	209
Central Pattana PCL NVDR	490,200	847
Central Retail Corp. PCL NVDR (Registered)	427,958	424
Charoen Pokphand Foods PCL NVDR	951,557	700
CP ALL PCL (Registered)	905,200	1,536
CP ALL PCL NVDR	510,336	867
Delta Electronics Thailand PCL NVDR	76,100	716
Electricity Generating PCL NVDR	57,100	285
Energy Absolute PCL NVDR	409,600	946
Global Power Synergy PCL NVDR	158,300	289
Gulf Energy Development PCL NVDR (Registered)	712,550	939
Home Product Center PCL NVDR	1,389,104	501
Indorama Ventures PCL NVDR	429,947	573
Intouch Holdings PCL NVDR	273,500	531
JMT Network Services PCL NVDR	156,100	324
Krung Thai Bank PCL (Registered)	699,750	307
Krung Thai Bank PCL NVDR	175,093	77
Krungthai Card PCL NVDR	210,000	339
Land & Houses PCL NVDR	2,054,400	486
Minor International PCL NVDR*	775,730	746
Muangthai Capital PCL NVDR (Registered)	207,700	252
Osotspa PCL NVDR	365,600	355
PTT Exploration & Production PCL (Registered)	242,500	1,094
PTT Exploration & Production PCL NVDR	95,343	429
PTT Global Chemical PCL (Registered)	189,814	244
PTT Global Chemical PCL NVDR	347,576	448
PTT Oil & Retail Business PCL NVDR	717,300	517
PTT PCL (Registered)	1,835,000	1,765
PTT PCL NVDR	587,500	567
Ratch Group PCL NVDR	266,600	289
SCB X PCL (Registered)	195,100	574
SCB X PCL NVDR	29,776	88
SCG Packaging PCL NVDR	307,200	483
Siam Cement (The) PCL (Registered)	51,000	540
Siam Cement (The) PCL NVDR	137,598	1,457
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Thailand – 1.8%continued
Srisawad Corp. PCL NVDR	174,500	$240
Thai Oil PCL (Registered)	97,800	142
Thai Oil PCL NVDR	158,195	232
Thai Union Group PCL NVDR	693,700	336
True Corp. PCL NVDR	2,772,852	361
		30,030
Turkey – 0.3%
Akbank T.A.S.	789,089	380
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(3)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	148,621	204
BIM Birlesik Magazalar A.S.	118,914	577
Eregli Demir ve Celik Fabrikalari T.A.S.	351,123	572
Ford Otomotiv Sanayi A.S.	17,538	281
Haci Omer Sabanci Holding A.S.	233,905	265
Is Gayrimenkul Yatirim Ortakligi A.S.(3) *	1	—
KOC Holding A.S.	193,586	425
Turk Hava Yollari A.O.*	128,160	360
Turkcell Iletisim Hizmetleri A.S.	279,000	271
Turkiye Is Bankasi A.S., Class C	892,053	234
Turkiye Petrol Rafinerileri A.S.*	31,203	495
Turkiye Sise ve Cam Fabrikalari A.S.	311,150	402
		4,466
United Arab Emirates – 1.2%
Abu Dhabi Commercial Bank PJSC	674,592	1,628
Abu Dhabi Islamic Bank PJSC	357,071	730
Abu Dhabi National Oil Co. for Distribution PJSC	758,723	872
Aldar Properties PJSC	936,328	1,136
Dubai Islamic Bank PJSC	684,530	1,074
Emaar Properties PJSC	973,676	1,381
Emirates NBD Bank PJSC	457,923	1,647
Emirates Telecommunications Group Co. PJSC	845,360	6,013
First Abu Dhabi Bank PJSC	1,073,234	5,491
		19,972
United States – 0.2%
BeiGene Ltd. ADR*	11,501	1,862

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United States – 0.2%continued
Legend Biotech Corp. ADR*	11,287	$621
Parade Technologies Ltd.	18,000	690
		3,173
Total Common Stocks
(Cost $1,138,300)		1,553,834

PREFERRED STOCKS – 2.0% (1)
Brazil – 1.2%
Banco Bradesco S.A., 1.14%(6)	1,305,194	4,287
Braskem S.A., Class A, 4.56%(6)	48,400	344
Centrais Eletricas Brasileiras S.A., Class B, 6.59%(6)	60,541	540
Cia Energetica de Minas Gerais, 2.21%(6)	325,610	649
Gerdau S.A., 3.58%(6)	284,361	1,217
Itau Unibanco Holding S.A., 0.86%(6)	1,176,698	5,104
Itausa S.A., 0.91%(6)	1,122,065	1,788
Petroleo Brasileiro S.A., 20.44%(6)	1,167,361	6,228
		20,157
Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.98%(6)	34,696	2,893
Colombia – 0.0%
Bancolombia S.A., 9.84%(6)	107,389	833
Russia – 0.0%
Surgutneftegas PJSC, 13.53%(2) (6)	1,903,637	—
South Korea – 0.6%
Hyundai Motor Co., 5.8%(6)	5,872	394
Hyundai Motor Co. (2nd Preferred), 5.82%(6)	8,986	607
LG Chem Ltd., 5.01%(6)	1,950	361
LG H&H Co. Ltd., 3.69%(6)	509	128
Samsung Electronics Co. Ltd., 2.78%(6)	199,392	8,000
		9,490
Total Preferred Stocks
(Cost $29,524)		33,373

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Taiwan – 0.0%
Taishin Financial Holding Co. Ltd.(2) *	49,000	$—
Walsin Lihwa Corp.*	40,986	4
		4
Total Rights
(Cost $—)		4

INVESTMENT COMPANIES – 3.3%
iShares Core MSCI Emerging Markets ETF	454,000	22,273
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	30,983,205	30,983
Total Investment Companies
(Cost $53,797)		53,256

Total Investments – 99.3%
(Cost $1,221,621)		1,640,467
Other Assets less Liabilities – 0.7%		12,192
Net Assets – 100.0%		$1,652,659

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately$0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR	5/11/07-10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Indian Rupee	27,953	United States Dollar	356	9/21/22	$4
Citibank	Korean Won	1,717,399	United States Dollar	1,353	9/21/22	18
Citibank	South African Rand	1,583	United States Dollar	99	9/21/22	3
Citibank	United States Dollar	80	Hong Kong Dollar	626	9/21/22	—*
Goldman Sachs	Brazillian Real	10,432	United States Dollar	2,066	9/21/22	120
Goldman Sachs	Taiwan Dollar	9,279	United States Dollar	316	9/21/22	2
Subtotal Appreciation						147
Total						$147

*	Amount rounds to less than one thousand.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	977	$48,982	Long	9/22	$(133)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	25.6%
Taiwan Dollar	13.8
Indian Rupee	12.2
Korean Won	10.8
United States Dollar	6.4
Chinese Yuan Renminbi	5.5
All other currencies less than 5%	25.0
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$56,715	$—	$—	$56,715
Chile	5,265	—	—	5,265
China	44,638	481,046	512	526,196
Colombia	1,747	—	—	1,747
Egypt	204	796	—	1,000
Hong Kong	297	35,691	169	36,157
Mexico	33,566	—	—	33,566
Peru	3,449	—	—	3,449
Singapore	392	435	—	827
Thailand	1,155	28,875	—	30,030
United States	2,483	690	—	3,173
All Other Countries(1)	—	855,709	—	855,709
Total Common Stocks	149,911	1,403,242	681	1,553,834

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks:
South Korea	$—	$9,490	$—	$9,490
All Other Countries(1)	23,883	—	—	23,883
Total Preferred Stocks	23,883	9,490	—	33,373
Rights	4	—	—	4
Investment Companies	53,256	—	—	53,256
Total Investments	$227,054	$1,412,732	$681	$1,640,467
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$147	$—	$147
Futures Contracts	(133)	—	—	(133)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$41,401	$117,977	$128,395	$32	$30,983	30,983,205
NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)
Australia – 4.2%
Abacus Property Group	232,513	$412
Arena REIT	230,478	677
BGP Holdings PLC(2) (3) *	6,535,576	—
BWP Trust	324,795	872
Centuria Industrial REIT	382,105	740
Centuria Office REIT	233,215	274
Charter Hall Long Wale REIT	407,894	1,201
Charter Hall Retail REIT	352,984	916
Charter Hall Social Infrastructure REIT	232,836	542
Dexus	705,382	4,319
Dexus Industria REIT	139,153	262
GDI Property Group Partnership	294,983	185
Goodman Group	1,099,576	13,527
GPT Group (The)	1,252,093	3,643
Growthpoint Properties Australia Ltd.	165,907	390
Home Consortium Ltd.	58,697	183
HomeCo Daily Needs REIT	939,385	829
Ingenia Communities Group	227,416	624
Irongate Group	353,437	464
Lifestyle Communities Ltd.	60,281	565
Mirvac Group	2,544,940	3,466
National Storage REIT	686,810	1,013
Scentre Group	3,409,454	6,088
Shopping Centres Australasia Property Group	752,821	1,428
Stockland	1,564,246	3,899
Vicinity Centres	2,543,195	3,223
Waypoint REIT Ltd.	490,076	784
		50,526
Austria – 0.1%
CA Immobilien Anlagen A.G.	29,413	933
IMMOFINANZ A.G.*	22,797	346
S IMMO A.G.	22,072	526
		1,805
Belgium – 1.0%
Aedifica S.A.	23,957	2,298
Befimmo S.A.	14,444	715
Cofinimmo S.A.	20,052	2,178
Immobel S.A.	2,619	166
Intervest Offices & Warehouses N.V.	15,421	404
Montea N.V.	7,510	719
Retail Estates N.V.	7,152	476
Shurgard Self Storage S.A.	18,146	846
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Belgium – 1.0%continued
Warehouses De Pauw - C.V.A.	97,994	$3,083
Xior Student Housing N.V.	15,225	663
		11,548
Brazil – 0.2%
Aliansce Sonae Shopping Centers S.A.	81,400	249
BR Malls Participacoes S.A.	517,213	745
BR Properties S.A.	133,452	225
Iguatemi S.A.	120,000	411
Iguatemi S.A. (Brazil Stock Exchange)	128,800	57
JHSF Participacoes S.A.	221,263	246
LOG Commercial Properties e Participacoes S.A.	35,800	125
Multiplan Empreendimentos Imobiliarios S.A.*	183,772	771
		2,829
Canada – 1.6%
Allied Properties Real Estate Investment Trust	42,296	1,091
Artis Real Estate Investment Trust	42,298	386
Boardwalk Real Estate Investment Trust	15,374	500
BSR Real Estate Investment Trust	18,776	281
Canadian Apartment Properties REIT	54,265	1,890
Choice Properties Real Estate Investment Trust	110,030	1,201
City Office REIT, Inc.	29,333	380
Crombie Real Estate Investment Trust	32,736	410
CT Real Estate Investment Trust	35,325	455
Dream Industrial Real Estate Investment Trust	78,244	734
Dream Office Real Estate Investment Trust	15,964	240
First Capital Real Estate Investment Trust	73,854	860
Granite Real Estate Investment Trust	21,996	1,349
H&R Real Estate Investment Trust	92,690	897
InterRent Real Estate Investment Trust	46,178	430
Killam Apartment Real Estate Investment Trust	37,669	502
Minto Apartment Real Estate Investment Trust	10,902	124
Morguard North American Residential Real Estate Investment Trust	11,716	149
Nexus Industrial REIT	14,139	106
NorthWest Healthcare Properties Real Estate Investment Trust	72,468	679
Primaris Real Estate Investment Trust	29,782	283

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Canada – 1.6%continued
RioCan Real Estate Investment Trust	96,227	$1,497
Slate Grocery REIT, Class U	19,272	218
SmartCentres Real Estate Investment Trust	49,888	1,065
StorageVault Canada, Inc.	143,552	661
Summit Industrial Income REIT	59,851	796
Tricon Residential, Inc.	167,773	1,701
		18,885
Chile – 0.1%
Cencosud Shopping S.A.	310,380	283
Parque Arauco S.A.	299,139	233
Plaza S.A.	258,122	200
		716
China – 2.1%
Agile Group Holdings Ltd.	613,226	249
China Aoyuan Group Ltd.(2)	767,000	90
China Evergrande Group	2,512,000	332
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	316,100	636
China SCE Group Holdings Ltd.	675,000	95
China Vanke Co. Ltd., Class A	397,540	1,223
China Vanke Co. Ltd., Class H	1,092,841	2,791
CIFI Holdings Group Co. Ltd.	2,558,632	1,301
Country Garden Holdings Co. Ltd.	5,197,672	3,276
Datang Group Holdings Ltd.*	233,000	104
Dexin China Holdings Co. Ltd.*	542,000	188
Ganglong China Property Group Ltd.	280,000	162
Gemdale Corp., Class A	181,000	364
Greenland Hong Kong Holdings Ltd.	346,000	68
Greentown China Holdings Ltd.	565,000	1,173
Guangzhou R&F Properties Co. Ltd., Class H	937,402	248
Huijing Holdings Co. Ltd.	520,000	119
Jinke Properties Group Co. Ltd., Class A	235,600	101
Kaisa Group Holdings Ltd.(2) *	1,510,428	145
KWG Group Holdings Ltd.*	629,094	204
Logan Group Co. Ltd.(2)	937,000	272
Longfor Group Holdings Ltd.	1,184,000	5,705
Midea Real Estate Holding Ltd.	195,600	317
Nam Tai Property, Inc.(2) *	6,697	27
Poly Developments and Holdings Group Co. Ltd., Class A	474,500	1,242
Powerlong Real Estate Holdings Ltd.	636,000	108
Radiance Holdings Group Co. Ltd.	549,000	324
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
China – 2.1%continued
Redco Properties Group Ltd.*	476,000	$122
Redsun Properties Group Ltd.	661,000	216
Ronshine China Holdings Ltd.*	130,500	32
Seazen Group Ltd.*	1,195,904	604
Seazen Holdings Co. Ltd., Class A	85,400	326
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	172,216	176
Shanghai Lingang Holdings Corp. Ltd., Class A	66,600	135
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	694,251	611
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,800	78
Shui On Land Ltd.	2,029,277	276
Sino-Ocean Group Holding Ltd.	1,907,000	327
Skyfame Realty Holdings Ltd.	1,348,000	17
SOHO China Ltd.*	1,105,256	210
Sunac China Holdings Ltd.(2)	2,210,050	997
Sunkwan Properties Group Ltd.*	368,000	59
Yincheng International Holding Co. Ltd.*	266,000	115
Yuzhou Group Holdings Co. Ltd.	674,531	41
Zhenro Properties Group Ltd.*	797,000	60
Zhongliang Holdings Group Co. Ltd.	348,500	59
		25,325
Egypt – 0.0%
Talaat Moustafa Group	651,171	243
Finland – 0.2%
Citycon OYJ*	50,673	344
Kojamo OYJ	88,334	1,524
		1,868
France – 1.2%
Altarea S.C.A.	2,535	347
Carmila S.A.*	35,399	501
Covivio	30,833	1,727
Gecina S.A.	30,131	2,835
ICADE	22,732	1,117
Klepierre S.A.*	140,674	2,709
Mercialys S.A.	44,570	363
Nexity S.A.	25,905	698
Unibail-Rodamco-Westfield*	76,947	3,927
		14,224
Germany – 2.0%
ADLER Group S.A.*	42,086	166

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Germany – 2.0%continued
Aroundtown S.A.	652,394	$2,075
Deutsche EuroShop A.G.	31,811	739
DIC Asset A.G.	30,192	334
Grand City Properties S.A.	62,536	844
Hamborner REIT A.G.	48,171	431
Instone Real Estate Group S.E.	27,585	329
LEG Immobilien S.E.	47,862	3,968
Sirius Real Estate Ltd.	768,890	835
TAG Immobilien A.G.	95,161	1,086
Vonovia S.E.	456,474	14,067
		24,874
Greece – 0.0%
LAMDA Development S.A.*	40,165	237
Hong Kong – 7.0%
C&D International Investment Group Ltd.	316,234	856
Champion REIT	1,722,846	767
China Jinmao Holdings Group Ltd.	3,610,000	990
China Merchants Land Ltd.*	94,000	8
China Overseas Grand Oceans Group Ltd.	1,044,500	556
China Overseas Land & Investment Ltd.	2,495,042	7,982
China Resources Land Ltd.	2,088,155	9,876
China South City Holdings Ltd.	2,842,000	239
Chinese Estates Holdings Ltd.*	198,500	57
CK Asset Holdings Ltd.	1,313,500	9,304
Cosmopolitan International Holdings Ltd.*	990,000	210
Far East Consortium International Ltd.	678,807	216
Fortune Real Estate Investment Trust	979,000	812
Gemdale Properties & Investment Corp. Ltd.	3,134,000	284
Hang Lung Group Ltd.	527,000	1,000
Hang Lung Properties Ltd.	1,309,452	2,485
Henderson Land Development Co. Ltd.	948,555	3,570
Hongkong Land Holdings Ltd.	749,018	3,766
Hopson Development Holdings Ltd.	489,269	749
Hysan Development Co. Ltd.	404,045	1,217
Jiayuan International Group Ltd.*	578,303	32
K Wah International Holdings Ltd.	674,802	249
Kerry Properties Ltd.	382,599	1,064
Link REIT	1,381,826	11,285
Poly Property Group Co. Ltd.	857,000	207
Prosperity REIT	862,000	264
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Hong Kong – 7.0%continued
Road King Infrastructure Ltd.	65,000	$46
Shanghai Industrial Urban Development Group Ltd.	600,000	52
Shenzhen Investment Ltd.	1,429,191	285
Shimao Group Holdings Ltd.(2)	817,369	390
Shun Tak Holdings Ltd.*	578,000	117
Sino Land Co. Ltd.	2,246,299	3,317
Sun Hung Kai Properties Ltd.	945,925	11,193
Sunlight Real Estate Investment Trust	692,000	322
Swire Properties Ltd.	753,200	1,872
Wharf Holdings (The) Ltd.	789,317	2,879
Wharf Real Estate Investment Co. Ltd.	1,091,317	5,203
Yuexiu Property Co. Ltd.	875,288	1,124
Yuexiu Real Estate Investment Trust	1,363,940	532
Zensun Enterprises Ltd.*	306,000	121
		85,498
India – 0.7%
Brigade Enterprises Ltd.	70,718	398
Brookfield India Real Estate Trust	69,503	288
DLF Ltd.	412,598	1,637
Embassy Office Parks REIT	275,687	1,307
Godrej Properties Ltd.*	81,533	1,224
Indiabulls Real Estate Ltd.*	264,551	205
Mahindra Lifespace Developers Ltd.*	46,585	241
Mindspace Business Parks REIT	94,704	420
NESCO Ltd.	4,831	34
Oberoi Realty Ltd.*	87,036	814
Phoenix Mills (The) Ltd.	64,697	971
Prestige Estates Projects Ltd.	95,589	469
Sunteck Realty Ltd.	36,522	230
		8,238
Indonesia – 0.1%
Ciputra Development Tbk PT	6,406,936	370
Lippo Karawaci Tbk PT*	19,216,210	145
Pakuwon Jati Tbk PT*	11,677,340	370
Rimo International Lestari Tbk PT*	42,545,100	71
Summarecon Agung Tbk PT*	6,767,396	259
		1,215
Ireland – 0.0%
Irish Residential Properties REIT PLC	315,643	419
Israel – 0.8%
AFI Properties Ltd.	5,934	286
Africa Israel Residences Ltd.	3,876	200

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Israel – 0.8%continued
Amot Investments Ltd.	153,227	$925
Azrieli Group Ltd.	27,699	1,950
Blue Square Real Estate Ltd.	3,725	258
Electra Real Estate Ltd.	15,939	225
Israel Canada T.R Ltd.	76,659	297
Israel Land Development - Urban Renewal Ltd.	10,105	155
Isras Investment Co. Ltd.	1,184	227
Mega Or Holdings Ltd.	16,291	491
Melisron Ltd.*	15,205	1,020
Mivne Real Estate KD Ltd.	411,119	1,202
Prashkovsky Investments and Construction Ltd.	4,581	143
Property & Building Corp. Ltd.*	2,040	161
Reit 1 Ltd.	124,414	653
Sella Capital Real Estate Ltd.	127,414	348
Summit Real Estate Holdings Ltd.	25,887	414
YH Dimri Construction & Development Ltd.	5,366	411
		9,366
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.	28,578	106
Japan – 9.7%
Activia Properties, Inc.	451	1,342
Advance Logistics Investment Corp.	395	438
Advance Residence Investment Corp.	875	2,328
Aeon Mall Co. Ltd.	70,066	857
AEON REIT Investment Corp.	1,064	1,201
Comforia Residential REIT, Inc.	414	1,022
CRE Logistics REIT, Inc.	348	484
Daiwa House Industry Co. Ltd.	393,800	9,185
Daiwa House REIT Investment Corp.	1,426	3,233
Daiwa Office Investment Corp.	208	1,067
Daiwa Securities Living Investments Corp.	1,267	1,112
Frontier Real Estate Investment Corp.	325	1,253
Fukuoka REIT Corp.	444	551
Global One Real Estate Investment Corp.	671	525
GLP J-REIT	2,788	3,408
Goldcrest Co. Ltd.	11,400	145
Hankyu Hanshin REIT, Inc.	427	470
Heiwa Real Estate Co. Ltd.	20,900	600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 9.7%continued
Heiwa Real Estate REIT, Inc.	595	$641
Hoshino Resorts REIT, Inc.	150	725
Hulic Co. Ltd.	245,740	1,903
Hulic REIT, Inc.	897	1,056
Ichigo Office REIT Investment Corp.	823	511
Ichigo, Inc.	155,400	359
Industrial & Infrastructure Fund Investment Corp.	1,261	1,669
Invincible Investment Corp.	3,935	1,157
Japan Excellent, Inc.	766	692
Japan Hotel REIT Investment Corp.	2,902	1,451
Japan Logistics Fund, Inc.	544	1,257
Japan Metropolitan Fund Invest	4,576	3,566
Japan Prime Realty Investment Corp.	548	1,610
Japan Real Estate Investment Corp.	813	3,739
Katitas Co. Ltd.	32,200	694
Keihanshin Building Co. Ltd.	20,000	194
Kenedix Office Investment Corp.	274	1,374
Kenedix Residential Next Investment Corp.	642	1,028
Kenedix Retail REIT Corp.	404	819
LaSalle Logiport REIT	1,197	1,469
Leopalace21 Corp.*	102,200	216
Mirai Corp.	1,036	381
Mitsubishi Estate Co. Ltd.	772,180	11,213
Mitsubishi Estate Logistics REIT Investment Corp.	291	987
Mitsui Fudosan Co. Ltd.	595,162	12,807
Mitsui Fudosan Logistics Park, Inc.	353	1,335
Mori Hills REIT Investment Corp.	1,045	1,173
Mori Trust Hotel Reit, Inc.	233	216
Mori Trust Sogo Reit, Inc.	643	673
Nippon Accommodations Fund, Inc.	320	1,608
Nippon Building Fund, Inc.	1,014	5,045
Nippon Prologis REIT, Inc.	1,395	3,431
NIPPON REIT Investment Corp.	291	781
Nomura Real Estate Holdings, Inc.	76,100	1,866
Nomura Real Estate Master Fund, Inc.	2,764	3,451
NTT UD REIT Investment Corp.	914	996
One REIT, Inc.	165	327
Orix JREIT, Inc.	1,715	2,324
SAMTY Co. Ltd.	13,000	193
Samty Residential Investment Corp.	227	227
Sekisui House Reit, Inc.	2,701	1,601

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 9.7%continued
SOSiLA Logistics REIT, Inc.	455	$486
Star Asia Investment Corp.	1,037	469
Starts Proceed Investment Corp.	148	264
Sumitomo Realty & Development Co. Ltd.	200,525	5,300
Sun Frontier Fudousan Co. Ltd.	18,700	154
Takara Leben Real Estate Investment Corp.	377	326
TKP Corp.*	6,600	86
TOC Co. Ltd.	19,100	101
Tokyo Tatemono Co. Ltd.	126,500	1,744
Tokyu REIT, Inc.	580	850
Tosei Corp.	20,800	193
United Urban Investment Corp.	1,935	2,026
		117,985
Kuwait – 0.1%
Mabanee Co. KPSC	424,753	1,043
National Real Estate Co. KPSC*	679,734	355
		1,398
Malaysia – 0.2%
Axis Real Estate Investment Trust	980,400	427
IGB Real Estate Investment Trust	1,111,200	403
IOI Properties Group Bhd.	879,300	200
Mah Sing Group Bhd.	556,400	76
Matrix Concepts Holdings Bhd.	323,200	173
Sime Darby Property Bhd.	1,331,200	136
SP Setia Bhd. Group	969,669	150
Sunway Real Estate Investment Trust	1,247,000	422
YTL Hospitality REIT	202,300	43
		2,030
Mexico – 0.4%
Concentradora Fibra Danhos S.A. de C.V.	169,853	191
Corp. Inmobiliaria Vesta S.A.B. de C.V.	384,400	717
Fibra Uno Administracion S.A. de C.V.	2,085,533	2,080
Macquarie Mexico Real Estate Management S.A. de C.V.	518,189	657
PLA Administradora Industrial S de RL de C.V.	528,800	710
Prologis Property Mexico S.A. de C.V.	328,891	863
		5,218
Netherlands – 0.1%
Eurocommercial Properties N.V.	27,602	597
NSI N.V.	14,101	486
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Netherlands – 0.1%continued
Vastned Retail N.V.	6,377	$143
Wereldhave N.V.	21,245	321
		1,547
New Zealand – 0.2%
Argosy Property Ltd.	516,836	399
Goodman Property Trust	655,529	819
Kiwi Property Group Ltd.	1,032,365	628
Precinct Properties New Zealand Ltd.	878,193	751
		2,597
Norway – 0.1%
Entra ASA	40,472	511
Selvaag Bolig ASA	31,182	113
		624
Philippines – 0.7%
AREIT, Inc.	316,600	201
Ayala Land, Inc.	4,785,281	2,216
Filinvest REIT Corp.	1,412,400	175
Megaworld Corp.	5,864,001	230
MREIT, Inc.	655,400	181
RL Commercial REIT, Inc.	2,689,900	304
Robinsons Land Corp.	1,140,096	357
SM Prime Holdings, Inc.	7,617,053	5,063
Vista Land & Lifescapes, Inc.	1,500,400	54
		8,781
Qatar – 0.1%
Barwa Real Estate Co.	1,301,592	1,194
United Development Co. QSC	1,189,543	455
		1,649
Romania – 0.1%
NEPI Rockcastle S.A.	291,519	1,558
Russia – 0.0%
LSR Group PJSC(2) *	30,351	—
Saudi Arabia – 0.2%
Arriyadh Development Co.	62,018	373
Dar Al Arkan Real Estate Development Co.*	364,223	1,046
Emaar Economic City*	273,980	722
Jadwa REIT Saudi Fund	104,692	327
Saudi Real Estate Co.*	131,688	470
		2,938
Singapore – 3.1%
AIMS APAC REIT	352,900	343

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Singapore – 3.1%continued
Ascendas India Trust	570,300	$481
Ascendas Real Estate Investment Trust	2,207,034	4,530
Ascott Residence Trust	1,296,714	1,065
CapitaLand China Trust	809,927	671
CapitaLand Integrated Commercial Trust	3,482,014	5,443
CDL Hospitality Trusts	544,953	499
City Developments Ltd.	267,100	1,568
Cromwell European Real Estate Investment Trust	215,971	441
Digital Core REIT Management Pte Ltd.*	497,300	383
ESR-LOGOS REIT	3,234,496	944
Far East Hospitality Trust	564,603	260
Frasers Centrepoint Trust	692,809	1,143
Frasers Hospitality Trust	402,000	203
Frasers Logistics & Commercial Trust	1,885,146	1,807
Keppel DC REIT	888,334	1,260
Keppel Pacific Oak U.S. REIT	577,000	404
Keppel REIT	1,274,720	1,000
Lendlease Global Commercial REIT	1,136,466	651
Manulife U.S. Real Estate Investment Trust	1,048,503	598
Mapletree Commercial Trust	703,554	927
Mapletree Industrial Trust	1,326,832	2,485
Mapletree Logistics Trust	2,111,191	2,556
Mapletree North Asia Commercial Trust	1,563,800	1,351
OUE Commercial Real Estate Investment Trust	1,414,800	392
OUE Ltd.	195,100	180
Parkway Life Real Estate Investment Trust	268,600	942
Prime U.S. REIT	363,100	245
Sasseur Real Estate Investment Trust	364,000	204
SPH REIT	1,421,900	957
Starhill Global REIT	990,090	414
Suntec Real Estate Investment Trust	1,482,291	1,730
UOL Group Ltd.	295,697	1,568
Yanlord Land Group Ltd.	358,300	274
		37,919
South Africa – 0.5%
Equites Property Fund Ltd.	447,506	486
Fortress REIT Ltd., Class A	757,686	498
Fortress REIT Ltd., Class B*	652,521	143
Growthpoint Properties Ltd.	2,265,355	1,719
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
South Africa – 0.5%continued
Hyprop Investments Ltd.	229,770	$470
Investec Property Fund Ltd.	429,880	277
Redefine Properties Ltd.	4,462,796	1,007
Resilient REIT Ltd.	205,281	674
Vukile Property Fund Ltd.	473,856	370
		5,644
South Korea – 0.1%
Dongwon Development Co. Ltd.	28,359	91
ESR Kendall Square REIT Co. Ltd.	87,082	379
JR Global Reit	70,463	263
LOTTE REIT Co. Ltd.	80,509	334
SK D&D Co. Ltd.	6,930	138
SK REITs Co. Ltd.	32,980	146
		1,351
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.*	192,396	1,231
Lar Espana Real Estate Socimi S.A.	42,362	210
Merlin Properties Socimi S.A.	215,181	2,077
		3,518
Sweden – 1.4%
Atrium Ljungberg AB, Class B	30,961	406
Castellum AB	170,442	2,192
Catena AB	19,541	710
Cibus Nordic Real Estate AB	29,625	457
Corem Property Group AB, Class B	368,305	413
Dios Fastigheter AB	59,554	414
Fabege AB	173,332	1,638
Fastighets AB Balder, Class B*	413,895	1,985
Hufvudstaden AB, Class A	76,957	851
K-fast Holding AB*	30,895	61
Nyfosa AB	106,382	796
Pandox AB*	60,974	684
Platzer Fastigheter Holding AB, Class B	41,898	271
Sagax AB, Class B	125,404	2,316
Samhallsbyggnadsbolaget i Norden AB	684,242	1,141
Samhallsbyggnadsbolaget i Norden AB, Class D	101,948	155
Wallenstam AB, Class B	223,242	977
Wihlborgs Fastigheter AB	185,946	1,301
		16,768
Switzerland – 1.0%
Allreal Holding A.G. (Registered)	10,024	1,663

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Switzerland – 1.0%continued
Intershop Holding A.G.	735	$475
IWG PLC*	478,934	1,092
Mobimo Holding A.G. (Registered)	4,534	1,102
PSP Swiss Property A.G. (Registered)	29,947	3,332
Swiss Prime Site A.G. (Registered)	49,988	4,387
		12,051
Taiwan – 0.4%
Cathay Real Estate Development Co. Ltd.	370,000	217
Chong Hong Construction Co. Ltd.	121,000	299
Farglory Land Development Co. Ltd.	158,000	332
Highwealth Construction Corp.	529,800	805
Huaku Development Co. Ltd.	156,000	466
Kindom Development Co. Ltd.	229,900	252
Prince Housing & Development Corp.	696,000	278
Ruentex Development Co. Ltd.	755,300	1,863
		4,512
Thailand – 0.5%
Amata Corp. PCL NVDR	599,935	311
AP Thailand PCL (Registered)	441,405	125
AP Thailand PCL NVDR	1,109,404	314
Central Pattana PCL (Registered)	581,626	1,003
Central Pattana PCL NVDR	747,798	1,292
Land & Houses PCL NVDR	5,486,300	1,297
Origin Property PCL NVDR	475,400	136
Pruksa Holding PCL NVDR	509,300	189
Quality Houses PCL NVDR	5,105,700	304
Sansiri PCL NVDR	7,774,766	222
SC Asset Corp. PCL (Registered)	747,984	69
SC Asset Corp. PCL NVDR	332,924	30
Singha Estate PCL NVDR*	1,939,300	106
Supalai PCL (Registered)	280,445	148
Supalai PCL NVDR	627,300	330
WHA Corp. PCL NVDR	5,754,100	499
		6,375
Turkey – 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.*	280,360	239
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,515,170	3,051
United Kingdom – 3.9%
Assura PLC	1,913,396	1,524
Balanced Commercial Property Trust Ltd.	522,854	711
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United Kingdom – 3.9%continued
Big Yellow Group PLC	113,067	$1,807
British Land (The) Co. PLC	578,118	3,149
Capital & Counties Properties PLC	477,670	816
Civitas Social Housing PLC	413,766	396
CLS Holdings PLC	121,818	300
Custodian REIT PLC	283,762	345
Derwent London PLC	66,011	2,100
Empiric Student Property PLC	378,385	396
Grainger PLC	471,537	1,615
Great Portland Estates PLC	137,829	962
Hammerson PLC	2,215,540	512
Helical PLC	78,607	358
Home Reit PLC	521,146	721
Impact Healthcare REIT PLC	165,981	236
Land Securities Group PLC	462,467	3,741
LondonMetric Property PLC	596,857	1,660
LXI REIT PLC	631,342	1,094
Picton Property Income (The) Ltd.	370,240	399
Primary Health Properties PLC	813,353	1,350
PRS REIT (The) PLC	308,566	397
Regional REIT Ltd.	275,257	243
Safestore Holdings PLC	139,484	1,803
Secure Income REIT PLC	180,311	1,034
Segro PLC	787,876	9,369
Shaftesbury PLC	125,291	797
Supermarket Income Reit PLC	631,445	921
Target Healthcare REIT PLC	427,222	564
Tritax Big Box REIT PLC	1,223,227	2,704
UK Commercial Property REIT Ltd.	543,366	496
UNITE Group (The) PLC	219,671	2,847
Urban Logistics REIT PLC	307,605	605
Warehouse Reit PLC	269,511	484
Watkin Jones PLC	147,740	396
Workspace Group PLC	90,018	609
		47,461
United States – 53.5%
Acadia Realty Trust	58,377	912
Agree Realty Corp.	47,089	3,397
Alexander's, Inc.	1,406	312
Alexandria Real Estate Equities, Inc.	99,543	14,437
American Assets Trust, Inc.	34,491	1,024
American Campus Communities, Inc.	92,568	5,968
American Homes 4 Rent, Class A	205,057	7,267
Americold Realty Trust, Inc.	174,255	5,235

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 53.5%continued
Apartment Income REIT Corp.	102,560	$4,266
Apartment Investment and Management Co., Class A*	98,237	629
Apple Hospitality REIT, Inc.	141,384	2,074
AvalonBay Communities, Inc.	91,715	17,816
Bluerock Residential Growth REIT, Inc.	19,183	504
Boston Properties, Inc.	97,513	8,677
Brandywine Realty Trust	111,535	1,075
Brixmor Property Group, Inc.	193,586	3,912
Broadstone Net Lease, Inc.	107,000	2,195
Camden Property Trust	64,526	8,677
CareTrust REIT, Inc.	61,650	1,137
CBL & Associates Properties, Inc.*	7,998	188
Centerspace	9,908	808
Chatham Lodging Trust*	30,450	318
Community Healthcare Trust, Inc.	14,616	529
Corporate Office Properties Trust	75,115	1,967
Cousins Properties, Inc.	96,381	2,817
CubeSmart	147,137	6,286
DiamondRock Hospitality Co.*	135,012	1,108
Digital Realty Trust, Inc.	186,066	24,157
DigitalBridge Group, Inc.*	368,904	1,800
Diversified Healthcare Trust	132,572	241
Douglas Emmett, Inc.	115,035	2,574
Duke Realty Corp.	251,278	13,808
Eagle Hospitality Trust*	496,400	34
Easterly Government Properties, Inc.	55,882	1,064
EastGroup Properties, Inc.	27,149	4,190
Empire State Realty Trust, Inc., Class A	89,736	631
Equinix, Inc.	59,332	38,982
Equity Commonwealth*	73,388	2,020
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	116,044	8,178
Equity Residential	234,144	16,910
Essex Property Trust, Inc.	42,937	11,228
Extra Space Storage, Inc.	87,653	14,911
Federal Realty OP L.P.	46,349	4,437
First Industrial Realty Trust, Inc.	86,271	4,096
Four Corners Property Trust, Inc.	52,868	1,406
Franklin Street Properties Corp.	61,084	255
FRP Holdings, Inc.*	4,275	258
Getty Realty Corp.	26,626	706
Gladstone Commercial Corp.	24,823	468
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 53.5%continued
Global Medical REIT, Inc.	40,510	$455
Global Net Lease, Inc.	66,565	943
Healthcare Realty Trust, Inc.	99,381	2,703
Healthcare Trust of America, Inc., Class A	144,274	4,027
Healthpeak Properties, Inc.	353,536	9,160
Highwoods Properties, Inc.	67,796	2,318
Host Hotels & Resorts, Inc.	467,638	7,333
Howard Hughes (The) Corp.*	27,054	1,841
Hudson Pacific Properties, Inc.	98,850	1,467
Independence Realty Trust, Inc.	144,664	2,999
Indus Realty Trust, Inc.	2,533	150
Industrial Logistics Properties Trust	39,143	551
Innovative Industrial Properties, Inc.	16,219	1,782
InvenTrust Properties Corp.	44,274	1,142
Invitation Homes, Inc.	399,059	14,198
Iron Mountain, Inc.	190,304	9,266
JBG SMITH Properties	74,688	1,766
Kennedy-Wilson Holdings, Inc.	78,871	1,494
Kilroy Realty Corp.	68,942	3,608
Kimco Realty Corp.	403,902	7,985
Kite Realty Group Trust	143,397	2,479
Life Storage, Inc.	55,144	6,157
LTC Properties, Inc.	26,224	1,007
LXP Industrial Trust	188,417	2,024
Macerich (The) Co.	136,339	1,187
Medical Properties Trust, Inc.	390,746	5,967
Mid-America Apartment Communities, Inc.	75,780	13,236
National Health Investors, Inc.	29,926	1,814
National Retail Properties, Inc.	114,388	4,919
National Storage Affiliates Trust	57,389	2,873
Necessity Retail REIT (The), Inc.	80,992	590
NETSTREIT Corp.	26,928	508
NexPoint Residential Trust, Inc.	15,239	953
Office Properties Income Trust	31,509	629
Omega Healthcare Investors, Inc.	155,601	4,386
One Liberty Properties, Inc.	11,349	295
Orion Office REIT, Inc.	34,394	377
Paramount Group, Inc.	115,741	837
Park Hotels & Resorts, Inc.	152,430	2,068
Pebblebrook Hotel Trust	84,967	1,408
Phillips Edison & Co., Inc.	73,789	2,465
Physicians Realty Trust	150,311	2,623

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 53.5%continued
Piedmont Office Realty Trust, Inc., Class A	80,897	$1,061
Plymouth Industrial REIT, Inc.	21,353	375
Prologis, Inc.	484,350	56,984
PS Business Parks, Inc.	13,762	2,576
Public Storage	103,246	32,282
Realty Income Corp.	387,094	26,423
Regency Centers Corp.	101,160	6,000
Retail Opportunity Investments Corp.	83,009	1,310
Rexford Industrial Realty, Inc.	105,704	6,087
RLJ Lodging Trust	106,421	1,174
RPT Realty	57,283	563
Ryman Hospitality Properties, Inc.*	33,728	2,564
Sabra Health Care REIT, Inc.	149,258	2,085
Saul Centers, Inc.	10,164	479
Seritage Growth Properties, Class A*	22,147	115
Service Properties Trust	95,499	499
Simon Property Group, Inc.	214,442	20,355
SITE Centers Corp.	122,257	1,647
SL Green Realty Corp.	42,402	1,957
Spirit Realty Capital, Inc.	82,077	3,101
St. Joe (The) Co.	21,034	832
STAG Industrial, Inc.	116,646	3,602
STORE Capital Corp.	158,936	4,145
Summit Hotel Properties, Inc.*	66,412	483
Sun Communities, Inc.	75,960	12,105
Sunstone Hotel Investors, Inc.*	142,838	1,417
Tanger Factory Outlet Centers, Inc.	68,831	979
Terreno Realty Corp.	49,971	2,785
UDR, Inc.	209,258	9,634
UMH Properties, Inc.	33,411	590
Universal Health Realty Income Trust	8,060	429
Urban Edge Properties	78,005	1,186
Urstadt Biddle Properties, Inc., Class A	20,907	339
Ventas, Inc.	261,007	13,424
Veris Residential, Inc.*	49,707	658
Vornado Realty Trust	105,766	3,024
Washington Real Estate Investment Trust	57,500	1,225
Welltower, Inc.	292,900	24,120
WeWork, Inc., Class A*	111,395	559
Whitestone REIT	28,904	311
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 53.5%continued
WP Carey, Inc.	124,858	$10,346
Xenia Hotels & Resorts, Inc.*	74,442	1,082
		650,791
Total Common Stocks
(Cost $924,665)		1,193,927

RIGHTS – 0.0%
South Korea – 0.0%
JR Global Reit(4) *	13,520	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(5) (6)	10,195,850	10,196
Total Investment Companies
(Cost $10,196)		10,196

Total Investments – 99.1%
(Cost $934,861)		1,204,123
Other Assets less Liabilities – 0.9%		11,419
Net Assets – 100.0%		$1,215,542

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of this restricted illiquid security amounted to approximately$0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Value rounds to less than one thousand.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	British Pound	263	United States Dollar	322	9/21/22	$—*
BNP	Canadian Dollar	80	United States Dollar	62	9/21/22	—*
UBS	Japanese Yen	55,130	United States Dollar	414	9/21/22	5
Subtotal Appreciation						5
BNP	Euro	1,291	United States Dollar	1,359	9/21/22	(2)
BNP	Swiss Franc	390	United States Dollar	396	9/21/22	(15)
BNP	United States Dollar	17	Swedish Krona	169	9/21/22	—*
Citibank	Hong Kong Dollar	1,144	United States Dollar	146	9/21/22	—*
Citibank	United States Dollar	187	Singapore Dollar	259	9/21/22	—*
JPMorgan Chase	Norwegian Krone	590	United States Dollar	60	9/21/22	—*
JPMorgan Chase	United States Dollar	258	Australian Dollar	366	9/21/22	(6)
Subtotal Depreciation						(23)
Total						$(18)

*	Amounts round to less than a thousand.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	16	$3,032	Long	9/22	$(32)
E-Mini S&P MidCap 400 (United States Dollar)	33	7,484	Long	9/22	(266)
MSCI EAFE Index (United States Dollar)	40	3,713	Long	9/22	18
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	76	$3,810	Long	9/22	$11
S&P/TSX 60 Index (Canadian Dollar)	24	4,260	Long	9/22	(188)
Total					$(457)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	54.9%
Japanese Yen	9.7
Hong Kong Dollar	8.4
All other currencies less than 5%	26.1
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$2,829	$—	$—	$2,829
Canada	18,885	—	—	18,885
Chile	716	—	—	716
China	—	23,794	1,531	25,325
Hong Kong	—	85,108	390	85,498

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2022 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Mexico	$5,218	$—	$—	$5,218
United States	650,757	34	—	650,791
All Other Countries(1)	—	404,665	—	404,665
Total Common Stocks	678,405	513,601	1,921	1,193,927
Rights	—*	—	—	—
Investment Companies	10,196	—	—	10,196
Total Investments	$688,601	$513,601	$1,921	$1,204,123
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	11	—	—	11
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(468)	—	—	(468)
Total Other Financial Instruments	$(457)	$(18)	$—	$(475)

(1)	Classifications as defined in the Schedule of Investments.
*	Amounts round to less than a thousand.
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$23,490	$21,838	$35,132	$10	$10,196	10,195,850
EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)
Argentina – 0.1%
MercadoLibre, Inc.*	2,263	$1,441
Australia – 2.2%
APA Group	59,589	463
Aristocrat Leisure Ltd.	29,434	699
ASX Ltd.	9,750	550
Aurizon Holdings Ltd.	89,894	236
Australia & New Zealand Banking Group Ltd.	139,903	2,129
BlueScope Steel Ltd.	24,874	273
Brambles Ltd.	72,176	533
Cochlear Ltd.	3,317	455
Coles Group Ltd.	65,667	808
Commonwealth Bank of Australia	85,009	5,306
Computershare Ltd.	27,449	467
Dexus	53,616	328
Domino's Pizza Enterprises Ltd.	3,016	141
Endeavour Group Ltd.	66,229	346
Evolution Mining Ltd.	94,808	153
Fortescue Metals Group Ltd.	84,516	1,040
Goodman Group	84,236	1,036
GPT Group (The)	95,452	278
IDP Education Ltd.	10,385	171
Lendlease Corp. Ltd.	34,511	217
Macquarie Group Ltd.	18,230	2,072
Mineral Resources Ltd.	8,143	276
Mirvac Group	198,273	270
Newcrest Mining Ltd.	44,136	628
Northern Star Resources Ltd.	57,840	267
Orica Ltd.	19,275	209
QBE Insurance Group Ltd.	74,457	625
Ramsay Health Care Ltd.	8,996	455
REA Group Ltd.	2,769	213
Santos Ltd.	159,013	811
Scentre Group	257,011	459
SEEK Ltd.	16,340	237
Sonic Healthcare Ltd.	22,972	524
Stockland	118,228	295
Suncorp Group Ltd.	62,118	471
Telstra Corp. Ltd.	209,857	557
Transurban Group	153,881	1,528
Vicinity Centres	189,539	240
Woodside Energy Group Ltd.	93,951	2,057
		27,823
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Austria – 0.1%
OMV A.G.	7,273	$342
Verbund A.G.	3,334	326
voestalpine A.G.	5,796	123
		791
Belgium – 0.1%
D'ieteren Group	1,228	180
KBC Group N.V.	12,523	703
Solvay S.A., Class A	3,723	302
Umicore S.A.	10,263	359
		1,544
Canada – 3.7%
Agnico Eagle Mines Ltd.	22,911	1,049
Alimentation Couche-Tard, Inc.	42,205	1,646
Aurora Cannabis, Inc.(2) *	—	—
Bank of Montreal	32,316	3,108
Bank of Nova Scotia (The)	60,553	3,584
Brookfield Asset Management, Inc., Class A	70,446	3,134
CAE, Inc.*	15,364	379
Cameco Corp.	19,216	404
Canadian Apartment Properties REIT	4,009	140
Canadian National Railway Co.	29,650	3,335
Canadian Tire Corp. Ltd., Class A	2,733	345
Enbridge, Inc.	101,161	4,272
FirstService Corp.	1,913	232
Fortis, Inc.	23,318	1,102
Gildan Activewear, Inc.	9,318	268
Hydro One Ltd.	16,404	441
Intact Financial Corp.	8,806	1,242
Ivanhoe Mines Ltd., Class A*	30,369	175
Keyera Corp.	10,691	244
Kinross Gold Corp.	59,959	213
Lululemon Athletica, Inc.*	5,874	1,601
Lundin Mining Corp.	32,275	205
Magna International, Inc.	14,307	786
Metro, Inc.	12,212	655
National Bank of Canada	16,907	1,109
Northland Power, Inc.	11,287	336
Nutrien Ltd.	27,475	2,188
Open Text Corp.	13,543	512
Parkland Corp.	7,685	209
Pembina Pipeline Corp.	27,840	984
Power Corp. of Canada	27,461	707
Ritchie Bros. Auctioneers, Inc.	5,347	348

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Canada – 3.7%continued
Rogers Communications, Inc., Class B	17,923	$859
Shopify, Inc., Class A*	56,920	1,779
TELUS Corp.	1,105	25
TELUS Corp. (Toronto Exchange)	21,544	480
Thomson Reuters Corp.	8,481	884
Toromont Industries Ltd.	4,246	343
Toronto-Dominion Bank (The)	90,772	5,952
Wheaton Precious Metals Corp.	22,244	801
		46,076
Chile – 0.0%
Antofagasta PLC	19,087	268
Denmark – 1.3%
AP Moller - Maersk A/S, Class A	160	371
AP Moller - Maersk A/S, Class B	263	618
Chr Hansen Holding A/S	5,286	386
Coloplast A/S, Class B	5,809	663
Demant A/S*	5,098	191
Genmab A/S*	3,281	1,064
GN Store Nord A/S	6,648	235
Novo Nordisk A/S, Class B	83,866	9,308
Novozymes A/S, Class B	10,257	618
Orsted A/S(3)	9,442	987
Pandora A/S	4,770	301
Vestas Wind Systems A/S	50,379	1,068
		15,810
Finland – 0.5%
Elisa OYJ	7,222	406
Kesko OYJ, Class B	13,335	315
Neste OYJ	21,130	936
Nordea Bank Abp	164,991	1,453
Orion OYJ, Class B	4,940	221
Sampo OYJ, Class A	25,051	1,091
Stora Enso OYJ (Registered)	27,722	435
UPM-Kymmene OYJ	26,685	816
Wartsila OYJ Abp	23,048	180
		5,853
France – 2.9%
Accor S.A.*	8,383	230
Air Liquide S.A.	26,040	3,520
Alstom S.A.	15,354	351
AXA S.A.	96,576	2,195
BioMerieux	2,051	200
BNP Paribas S.A.	55,368	2,636
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
France – 2.9%continued
Bouygues S.A.	11,428	$353
Bureau Veritas S.A.	14,777	379
Carrefour S.A.	30,133	535
Cie Generale des Etablissements Michelin S.C.A.	33,793	929
Covivio	2,554	143
Danone S.A.	32,581	1,831
Eiffage S.A.	4,277	388
EssilorLuxottica S.A.	14,321	2,166
Gecina S.A.	2,162	203
Kering S.A.	3,733	1,940
Klepierre S.A.*	10,572	204
L'Oreal S.A.	12,005	4,148
Orange S.A.	99,523	1,170
Publicis Groupe S.A.	11,525	569
Schneider Electric S.E.	26,937	3,191
SEB S.A.	1,312	127
Societe Generale S.A.	39,456	865
Teleperformance	2,937	904
TotalEnergies S.E.	123,514	6,511
Unibail-Rodamco-Westfield*	5,780	295
Valeo	10,401	204
Vivendi S.E.	37,105	379
Worldline S.A.(3) *	11,684	432
		36,998
Germany – 1.6%
adidas A.G.	8,652	1,530
Allianz S.E. (Registered)	20,355	3,886
Bayerische Motoren Werke A.G.	16,557	1,275
Beiersdorf A.G.	5,074	518
Brenntag S.E.	7,507	489
Carl Zeiss Meditec A.G. (Bearer)	2,002	239
Commerzbank A.G.*	52,149	365
Delivery Hero S.E.(3) *	7,876	295
Deutsche Boerse A.G.	9,476	1,585
Evonik Industries A.G.	10,556	225
GEA Group A.G.	7,719	266
HeidelbergCement A.G.	7,224	347
HelloFresh S.E.*	7,976	258
Henkel A.G. & Co. KGaA	5,063	310
LEG Immobilien S.E.	3,723	309
Merck KGaA	6,465	1,091
MTU Aero Engines A.G.	2,708	493
Puma S.E.	5,388	355

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Germany – 1.6%continued
SAP S.E.	52,059	$4,743
Symrise A.G.	6,507	708
Telefonica Deutschland Holding A.G.	48,018	138
Zalando S.E.(3) *	11,005	288
		19,713
Hong Kong – 0.8%
AIA Group Ltd.	602,800	6,621
BOC Hong Kong Holdings Ltd.	184,500	730
Chow Tai Fook Jewellery Group Ltd.	97,200	183
CK Infrastructure Holdings Ltd.	32,000	197
Hang Seng Bank Ltd.	37,778	667
HKT Trust & HKT Ltd.	197,000	265
Hong Kong & China Gas Co. Ltd.	546,463	589
MTR Corp. Ltd.	77,626	406
Sino Land Co. Ltd.	164,000	242
Swire Pacific Ltd., Class A	25,000	150
Swire Properties Ltd.	58,278	145
WH Group Ltd.(3)	405,500	314
		10,509
Ireland – 1.3%
Accenture PLC, Class A	31,477	8,740
Allegion PLC	4,320	423
Aptiv PLC*	13,532	1,205
CRH PLC	38,365	1,328
DCC PLC	4,954	310
James Hardie Industries PLC - CDI	21,858	479
Jazz Pharmaceuticals PLC*	3,085	481
Kerry Group PLC, Class A	7,990	765
Kingspan Group PLC	7,495	451
Smurfit Kappa Group PLC	12,218	412
Trane Technologies PLC	11,695	1,519
		16,113
Israel – 0.1%
Bank Leumi Le-Israel B.M.	76,604	686
Kornit Digital Ltd.*	2,495	79
		765
Italy – 0.4%
Amplifon S.p.A.	6,088	187
Enel S.p.A.	405,692	2,230
Intesa Sanpaolo S.p.A.	823,243	1,548
Nexi S.p.A.(3) *	25,924	216
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Italy – 0.4%continued
Prysmian S.p.A.	12,704	$351
Tenaris S.A.	22,918	294
		4,826
Japan – 6.2%
Aeon Co. Ltd.	32,100	557
Ajinomoto Co., Inc.	22,700	552
ANA Holdings, Inc.*	8,600	159
Asahi Kasei Corp.	64,200	491
Astellas Pharma, Inc.	93,100	1,451
Azbil Corp.	6,000	158
Bridgestone Corp.	28,300	1,033
Chubu Electric Power Co., Inc.	31,200	314
Chugai Pharmaceutical Co. Ltd.	33,230	850
Dai Nippon Printing Co. Ltd.	11,200	242
Daifuku Co. Ltd.	5,200	298
Dai-ichi Life Holdings, Inc.	49,700	918
Daiichi Sankyo Co. Ltd.	87,400	2,206
Daikin Industries Ltd.	12,500	2,006
Daiwa House Industry Co. Ltd.	30,300	707
Denso Corp.	21,600	1,149
Eisai Co. Ltd.	12,305	520
FANUC Corp.	9,600	1,505
Fast Retailing Co. Ltd.	2,900	1,517
FUJIFILM Holdings Corp.	17,700	950
Fujitsu Ltd.	9,800	1,227
Hankyu Hanshin Holdings, Inc.	11,300	308
Hikari Tsushin, Inc.	1,000	103
Hirose Electric Co. Ltd.	1,500	198
Hitachi Construction Machinery Co. Ltd.	5,600	124
Hitachi Metals Ltd.*	9,900	150
Hoshizaki Corp.	5,400	161
Hoya Corp.	18,500	1,581
Hulic Co. Ltd.	18,900	146
Ibiden Co. Ltd.	5,700	159
Inpex Corp.	51,100	552
Isuzu Motors Ltd.	29,300	323
Ito En Ltd.	2,600	116
ITOCHU Corp.	59,400	1,606
Japan Real Estate Investment Corp.	61	281
JFE Holdings, Inc.	23,900	251
JSR Corp.	8,800	229
Kajima Corp.	20,300	233
Kao Corp.	23,900	965

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Japan – 6.2%continued
KDDI Corp.	80,500	$2,546
Keio Corp.	5,300	190
Kikkoman Corp.	7,400	393
Komatsu Ltd.	46,300	1,031
Kubota Corp.	50,000	748
Kurita Water Industries Ltd.	5,500	200
Lixil Corp.	14,500	272
Marubeni Corp.	76,700	692
Mazda Motor Corp.	28,500	233
McDonald's Holdings Co. Japan Ltd.	4,000	146
MEIJI Holdings Co. Ltd.	5,900	290
Mitsubishi Chemical Holdings Corp.	63,700	345
Mitsubishi Estate Co. Ltd.	58,700	852
Mitsui & Co. Ltd.	69,800	1,541
Mitsui Chemicals, Inc.	9,000	192
MS&AD Insurance Group Holdings, Inc.	22,000	675
Murata Manufacturing Co. Ltd.	28,745	1,557
Nintendo Co. Ltd.	5,500	2,377
Nippon Building Fund, Inc.	79	393
NIPPON EXPRESS HOLDINGS, Inc.	3,800	207
Nippon Paint Holdings Co. Ltd.	41,800	312
Nippon Prologis REIT, Inc.	105	258
Nippon Steel Corp.	40,800	569
Nippon Yusen K.K.	7,900	542
Nissin Foods Holdings Co. Ltd.	3,100	214
Nitori Holdings Co. Ltd.	4,100	389
Nitto Denko Corp.	7,200	466
Nomura Holdings, Inc.	146,900	537
Nomura Real Estate Holdings, Inc.	6,000	147
Nomura Research Institute Ltd.	17,076	455
NTT Data Corp.	30,600	420
Obayashi Corp.	32,300	235
Odakyu Electric Railway Co. Ltd.	14,600	197
Omron Corp.	9,100	463
Open House Group Co. Ltd.	4,000	159
Oriental Land Co. Ltd.	10,000	1,393
ORIX Corp.	59,900	1,006
Osaka Gas Co. Ltd.	18,700	359
Pan Pacific International Holdings Corp.	18,200	291
Panasonic Corp.	109,100	883
Rakuten Group, Inc.	42,400	191
Recruit Holdings Co. Ltd.	72,000	2,123
Rohm Co. Ltd.	4,300	298
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Japan – 6.2%continued
SCSK Corp.	8,200	$138
Sekisui Chemical Co. Ltd.	18,400	252
Sekisui House Ltd.	31,300	548
Seven & i Holdings Co. Ltd.	37,700	1,461
SG Holdings Co. Ltd.	13,900	235
Sharp Corp.	12,200	94
Shimadzu Corp.	11,800	373
Shimizu Corp.	28,500	158
Shin-Etsu Chemical Co. Ltd.	18,700	2,111
Shionogi & Co. Ltd.	13,200	667
SoftBank Corp.	143,600	1,594
Sompo Holdings, Inc.	15,400	679
Sony Group Corp.	62,900	5,140
Sumitomo Chemical Co. Ltd.	74,000	289
Sumitomo Electric Industries Ltd.	36,400	403
Sumitomo Metal Mining Co. Ltd.	12,500	392
Sumitomo Mitsui Trust Holdings, Inc.	16,600	511
Sumitomo Realty & Development Co. Ltd.	15,000	396
Suntory Beverage & Food Ltd.	7,200	272
Sysmex Corp.	8,242	497
Taisei Corp.	9,500	296
TDK Corp.	19,400	600
Terumo Corp.	32,000	965
Tobu Railway Co. Ltd.	9,200	210
Tokyo Electron Ltd.	7,400	2,400
Tokyo Gas Co. Ltd.	19,500	403
Tokyu Corp.	26,300	310
Toray Industries, Inc.	67,000	376
Tosoh Corp.	12,500	155
TOTO Ltd.	6,900	228
Unicharm Corp.	19,800	663
USS Co. Ltd.	11,000	190
West Japan Railway Co.	11,200	412
Yamaha Corp.	6,800	280
Yamaha Motor Co. Ltd.	15,000	275
Yaskawa Electric Corp.	12,000	387
Yokogawa Electric Corp.	11,200	184
Z Holdings Corp.	129,600	379
ZOZO, Inc.	6,300	114
		78,120
Jersey – 0.0%
Novocure Ltd.*	4,516	314

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Netherlands – 1.8%
Akzo Nobel N.V.	9,014	$596
ASML Holding N.V.	20,247	9,772
IMCD N.V.	2,820	390
ING Groep N.V.	194,702	1,932
JDE Peet's N.V.	4,887	139
Koninklijke Ahold Delhaize N.V.	52,185	1,360
Koninklijke DSM N.V.	8,680	1,254
Koninklijke KPN N.V.	162,381	579
NN Group N.V.	13,925	637
NXP Semiconductors N.V.	13,094	1,938
Prosus N.V.*	41,387	2,735
Randstad N.V.	6,024	294
Wolters Kluwer N.V.	13,082	1,273
		22,899
New Zealand – 0.1%
Auckland International Airport Ltd.*	61,662	276
Fisher & Paykel Healthcare Corp. Ltd.	28,490	355
Mercury NZ Ltd.	35,178	124
Meridian Energy Ltd.	61,195	179
Spark New Zealand Ltd.	93,900	282
Xero Ltd.*	6,545	348
		1,564
Norway – 0.4%
Aker BP ASA	15,426	533
DNB Bank ASA	46,734	841
Equinor ASA	48,794	1,697
Gjensidige Forsikring ASA	10,207	207
Mowi ASA	20,406	466
Norsk Hydro ASA	67,958	383
Orkla ASA	36,648	294
Salmar ASA	2,965	209
Telenor ASA	34,986	466
		5,096
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	24,272	285
Jeronimo Martins SGPS S.A.	13,458	292
		577
Singapore – 0.3%
CapitaLand Integrated Commercial Trust	259,273	405
Capitaland Investment Ltd.	132,358	365
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Singapore – 0.3%continued
City Developments Ltd.	21,100	$124
Grab Holdings Ltd., Class A*	53,475	135
Keppel Corp. Ltd.	71,300	334
Singapore Airlines Ltd.*	68,900	253
Singapore Exchange Ltd.	42,000	286
United Overseas Bank Ltd.	58,900	1,115
UOL Group Ltd.	25,082	133
		3,150
Spain – 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	332,662	1,510
Iberdrola S.A.	288,754	2,996
Industria de Diseno Textil S.A.	54,484	1,234
Naturgy Energy Group S.A.	7,161	206
Red Electrica Corp. S.A.	20,100	381
Repsol S.A.	72,702	1,070
		7,397
Sweden – 0.8%
Alfa Laval AB	15,240	368
Assa Abloy AB, Class B	49,230	1,054
Atlas Copco AB, Class A	136,205	1,275
Atlas Copco AB, Class B	76,120	638
Boliden AB	13,873	441
Electrolux AB, Class B	11,819	159
Epiroc AB, Class A	32,314	499
Epiroc AB, Class B	19,274	261
EQT AB	14,534	302
Essity AB, Class B	29,746	777
Hennes & Mauritz AB, Class B	35,430	424
Holmen AB, Class B	4,696	191
Husqvarna AB, Class B	19,762	145
Nibe Industrier AB, Class B	74,411	559
Sandvik AB	52,558	853
SKF AB, Class B	19,428	286
Svenska Cellulosa AB S.C.A., Class B	30,422	455
Tele2 AB, Class B	28,385	323
Telefonaktiebolaget LM Ericsson, Class B	145,685	1,087
Telia Co. AB	129,229	495
		10,592
Switzerland – 2.7%
ABB Ltd. (Registered)	81,908	2,189
Adecco Group A.G. (Registered)	8,208	279

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Switzerland – 2.7%continued
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	52	$529
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	629
Chubb Ltd.	21,224	4,172
Cie Financiere Richemont S.A., Class A (Registered)	26,016	2,771
Clariant A.G. (Registered)*	10,405	199
Coca-Cola HBC A.G. - CDI	9,510	211
Geberit A.G. (Registered)	1,819	875
Givaudan S.A. (Registered)	460	1,626
Kuehne + Nagel International A.G. (Registered)	2,669	632
Lonza Group A.G. (Registered)	3,713	1,980
Roche Holding A.G. (Genusschein)	34,983	11,678
SGS S.A. (Registered)	314	719
Sika A.G. (Registered)	7,265	1,676
Sonova Holding A.G. (Registered)	2,688	856
Straumann Holding A.G. (Registered)	5,496	661
Swiss Life Holding A.G. (Registered)	1,586	773
Swiss Re A.G.	15,067	1,169
Temenos A.G. (Registered)	3,121	266
Vifor Pharma A.G.*	2,315	401
		34,291
United Kingdom – 5.5%
Abrdn PLC	109,625	214
Amcor PLC	74,802	930
Ashtead Group PLC	22,256	934
Associated British Foods PLC	18,022	348
AstraZeneca PLC	77,187	10,118
Barratt Developments PLC	52,489	293
Berkeley Group Holdings PLC*	5,268	239
British Land (The) Co. PLC	43,288	236
BT Group PLC	340,322	772
Bunzl PLC	16,641	551
Burberry Group PLC	20,154	403
CNH Industrial N.V.	51,464	597
Coca-Cola Europacific Partners PLC	10,191	526
Compass Group PLC	89,218	1,827
Croda International PLC	7,000	552
Ferguson PLC	10,923	1,223
GSK PLC	253,297	5,446
HSBC Holdings PLC	1,008,509	6,579
Informa PLC*	72,912	470
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United Kingdom – 5.5%continued
InterContinental Hotels Group PLC	9,314	$494
Intertek Group PLC	7,831	401
J Sainsbury PLC	86,975	216
Johnson Matthey PLC	9,178	215
Kingfisher PLC	101,266	301
Land Securities Group PLC	35,050	283
Legal & General Group PLC	300,105	876
Linde PLC (New York Exchange)	25,532	7,341
Lloyds Banking Group PLC	3,538,440	1,825
Mondi PLC	24,304	431
National Grid PLC	181,658	2,328
Next PLC	6,462	461
Ocado Group PLC*	29,204	278
Pearson PLC	33,544	306
Pentair PLC	7,987	366
Persimmon PLC	15,945	362
Prudential PLC	137,289	1,708
Reckitt Benckiser Group PLC	35,622	2,676
RELX PLC (London Exchange)	96,361	2,602
Rentokil Initial PLC	93,666	541
Schroders PLC	6,488	211
Segro PLC	60,095	715
Spirax-Sarco Engineering PLC	3,563	429
St. James's Place PLC	27,350	368
Taylor Wimpey PLC	177,026	252
Tesco PLC	380,851	1,185
Unilever PLC (London Exchange)	127,608	5,808
Vodafone Group PLC	1,343,434	2,072
Whitbread PLC	10,190	308
Willis Towers Watson PLC	5,873	1,159
WPP PLC	56,395	567
		69,343
United States – 64.6%
3M Co.	28,488	3,687
A.O. Smith Corp.	6,466	354
ABIOMED, Inc.*	2,296	568
Adobe, Inc.*	23,499	8,602
Advance Auto Parts, Inc.	2,981	516
Aflac, Inc.	30,827	1,706
Agilent Technologies, Inc.	14,990	1,780
Align Technology, Inc.*	3,745	886
Allstate (The) Corp.	13,784	1,747
Ally Financial, Inc.	16,336	547
Alphabet, Inc., Class A*	14,980	32,645

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Alphabet, Inc., Class C*	14,146	$30,944
AMERCO	476	228
American Express Co.	32,160	4,458
American International Group, Inc.	40,681	2,080
American Tower Corp.	22,710	5,804
American Water Works Co., Inc.	9,072	1,350
Ameriprise Financial, Inc.	5,557	1,321
AmerisourceBergen Corp.	7,826	1,107
Amgen, Inc.	27,728	6,746
Annaly Capital Management, Inc.	76,348	451
ANSYS, Inc.*	4,385	1,049
Applied Materials, Inc.	44,008	4,004
Arch Capital Group Ltd.*	19,014	865
Arthur J. Gallagher & Co.	10,406	1,697
Assurant, Inc.	2,728	472
Atmos Energy Corp.	6,689	750
Autodesk, Inc.*	10,978	1,888
Automatic Data Processing, Inc.	20,930	4,396
Baker Hughes Co.	47,557	1,373
Ball Corp.	16,079	1,106
Bank of New York Mellon (The) Corp.	38,113	1,590
Baxter International, Inc.	25,059	1,610
Best Buy Co., Inc.	10,672	696
Biogen, Inc.*	7,324	1,494
BioMarin Pharmaceutical, Inc.*	9,192	762
Bio-Techne Corp.	1,971	683
BlackRock, Inc.	7,577	4,615
BorgWarner, Inc.	11,737	392
Boston Properties, Inc.	7,477	665
Bristol-Myers Squibb Co.	108,587	8,361
Bunge Ltd.	7,079	642
Burlington Stores, Inc.*	3,345	456
C.H. Robinson Worldwide, Inc.	6,424	651
Cable One, Inc.	264	340
Cadence Design Systems, Inc.*	13,845	2,077
Campbell Soup Co.	10,376	499
Cardinal Health, Inc.	13,616	712
Carlyle Group (The), Inc.	9,739	308
CarMax, Inc.*	8,080	731
Carrier Global Corp.	42,868	1,529
Catalent, Inc.*	8,506	913
Caterpillar, Inc.	26,704	4,774
Cboe Global Markets, Inc.	5,340	604
CBRE Group, Inc., Class A*	16,746	1,233
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Celanese Corp.	5,296	$623
Charles Schwab (The) Corp.	72,196	4,561
Cheniere Energy, Inc.	11,444	1,522
Cigna Corp.	15,994	4,215
Cisco Systems, Inc.	206,899	8,822
Citizens Financial Group, Inc.	24,798	885
Citrix Systems, Inc.	6,166	599
Clorox (The) Co.	6,141	866
CME Group, Inc.	17,904	3,665
Coca-Cola (The) Co.	205,063	12,901
Cognex Corp.	8,553	364
Colgate-Palmolive Co.	39,764	3,187
Conagra Brands, Inc.	23,961	820
Consolidated Edison, Inc.	17,650	1,679
Copart, Inc.*	10,704	1,163
Crown Castle International Corp.	21,531	3,625
CSX Corp.	109,287	3,176
Cummins, Inc.	7,117	1,377
DaVita, Inc.*	2,853	228
Deere & Co.	14,523	4,349
Delta Air Lines, Inc.*	7,568	219
DENTSPLY SIRONA, Inc.	10,534	376
Dexcom, Inc.*	19,373	1,444
Discover Financial Services	14,086	1,332
Dover Corp.	7,244	879
Eaton Corp. PLC	19,877	2,504
eBay, Inc.	29,337	1,222
Ecolab, Inc.	12,877	1,980
Edison International	19,015	1,203
Edwards Lifesciences Corp.*	31,066	2,954
Elanco Animal Health, Inc.*	20,962	411
Electronic Arts, Inc.	14,015	1,705
Elevance Health, Inc.	12,026	5,804
Eli Lilly & Co.	40,317	13,072
Equinix, Inc.	4,522	2,971
Equitable Holdings, Inc.	19,246	502
Essential Utilities, Inc.	12,067	553
Estee Lauder (The) Cos., Inc., Class A	11,589	2,951
Eversource Energy	17,173	1,451
Expeditors International of Washington, Inc.	8,459	824
FactSet Research Systems, Inc.	1,884	725
Fastenal Co.	28,703	1,433
First Republic Bank	8,822	1,272

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Fortive Corp.	17,076	$929
Fortune Brands Home & Security, Inc.	6,546	392
Franklin Resources, Inc.	14,530	339
Generac Holdings, Inc.*	3,186	671
General Mills, Inc.	30,076	2,269
Genuine Parts Co.	7,110	946
Gilead Sciences, Inc.	62,395	3,857
Guidewire Software, Inc.*	3,989	283
Halliburton Co.	44,956	1,410
Hartford Financial Services Group (The), Inc.	16,332	1,069
Hasbro, Inc.	6,650	544
HCA Healthcare, Inc.	12,122	2,037
Healthpeak Properties, Inc.	26,344	683
Hewlett Packard Enterprise Co.	64,915	861
Hilton Worldwide Holdings, Inc.	13,952	1,555
Hologic, Inc.*	12,483	865
Home Depot (The), Inc.	52,008	14,264
Hormel Foods Corp.	14,935	707
HP, Inc.	52,521	1,722
HubSpot, Inc.*	2,215	666
Humana, Inc.	6,312	2,954
Huntington Bancshares, Inc.	71,909	865
IDEX Corp.	3,781	687
IDEXX Laboratories, Inc.*	4,208	1,476
Illinois Tool Works, Inc.	15,596	2,842
Illumina, Inc.*	7,833	1,444
Ingersoll Rand, Inc.	20,053	844
Insulet Corp.*	3,468	756
Intel Corp.	202,771	7,586
Intercontinental Exchange, Inc.	28,007	2,634
International Business Machines Corp.	44,795	6,325
International Flavors & Fragrances, Inc.	12,715	1,515
International Paper Co.	17,842	746
Interpublic Group of (The) Cos., Inc.	19,963	550
Intuit, Inc.	13,408	5,168
Invesco Ltd.	17,266	278
JB Hunt Transport Services, Inc.	4,116	648
Johnson & Johnson	130,877	23,232
Johnson Controls International PLC	35,153	1,683
Kellogg Co.	12,774	911
Keurig Dr. Pepper, Inc.	38,960	1,379
KeyCorp	46,470	801
Keysight Technologies, Inc.*	9,140	1,260
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Kimberly-Clark Corp.	16,791	$2,269
Kinder Morgan, Inc.	101,864	1,707
Knight-Swift Transportation Holdings, Inc.	7,797	361
Kroger (The) Co.	34,801	1,647
Laboratory Corp. of America Holdings	4,584	1,074
Lam Research Corp.	6,950	2,962
Lear Corp.	2,956	372
Lennox International, Inc.	1,696	350
Lincoln National Corp.	8,335	390
LKQ Corp.	13,365	656
Loews Corp.	10,286	610
Lowe's Cos., Inc.	33,382	5,831
LPL Financial Holdings, Inc.	3,924	724
Lumen Technologies, Inc.	45,026	491
Marathon Petroleum Corp.	28,198	2,318
MarketAxess Holdings, Inc.	1,836	470
Marsh & McLennan Cos., Inc.	25,028	3,886
Martin Marietta Materials, Inc.	3,128	936
Masco Corp.	11,740	594
Mastercard, Inc., Class A	43,468	13,713
McCormick & Co., Inc. (Non Voting)	12,273	1,022
McDonald's Corp.	37,023	9,140
Merck & Co., Inc.	125,897	11,478
Mettler-Toledo International, Inc.*	1,138	1,307
Microsoft Corp.	354,683	91,093
Moody's Corp.	8,308	2,260
Morgan Stanley	66,544	5,061
Mosaic (The) Co.	18,379	868
Motorola Solutions, Inc.	8,387	1,758
Nasdaq, Inc.	5,693	868
Newell Brands, Inc.	20,356	388
Newmont Corp.	39,782	2,374
NIKE, Inc., Class B	63,560	6,496
Norfolk Southern Corp.	11,948	2,716
Northern Trust Corp.(5)	9,866	952
NortonLifeLock, Inc.	28,496	626
Nucor Corp.	13,423	1,401
NVIDIA Corp.	124,519	18,876
Old Dominion Freight Line, Inc.	4,870	1,248
ONEOK, Inc.	22,351	1,240
Otis Worldwide Corp.	21,237	1,501
Owens Corning	4,887	363
PepsiCo, Inc.	68,889	11,481

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Phillips 66	23,937	$1,963
Plug Power, Inc.*	25,447	422
PNC Financial Services Group (The), Inc.	20,845	3,289
Pool Corp.	2,013	707
PPG Industries, Inc.	11,782	1,347
Principal Financial Group, Inc.	13,113	876
Procter & Gamble (The) Co.	119,349	17,161
Progressive (The) Corp.	29,099	3,383
Prologis, Inc.	36,871	4,338
Prudential Financial, Inc.	18,787	1,798
Quanta Services, Inc.	7,047	883
Quest Diagnostics, Inc.	6,011	799
Raymond James Financial, Inc.	9,734	870
Regions Financial Corp.	46,093	864
Republic Services, Inc.	11,029	1,443
ResMed, Inc.	7,299	1,530
Rivian Automotive, Inc., Class A*	8,884	229
Robert Half International, Inc.	5,338	400
Rockwell Automation, Inc.	5,803	1,157
Rollins, Inc.	10,880	380
Roper Technologies, Inc.	5,269	2,079
S&P Global, Inc.	17,645	5,947
Salesforce, Inc.*	49,081	8,100
SBA Communications Corp.	5,426	1,737
Schlumberger N.V.	70,518	2,522
Sempra Energy	15,741	2,365
ServiceNow, Inc.*	9,972	4,742
Sherwin-Williams (The) Co.	12,326	2,760
Sirius XM Holdings, Inc.	38,788	238
Snap-on, Inc.	2,601	512
Splunk, Inc.*	7,779	688
State Street Corp.	18,287	1,127
Steel Dynamics, Inc.	9,515	629
STERIS PLC	4,945	1,019
SVB Financial Group*	2,934	1,159
Synchrony Financial	26,107	721
T. Rowe Price Group, Inc.	11,397	1,295
Take-Two Interactive Software, Inc.*	8,063	988
Targa Resources Corp.	10,678	637
Target Corp.	23,872	3,371
Teladoc Health, Inc.*	7,892	262
Teleflex, Inc.	2,358	580
Tesla, Inc.*	43,755	29,465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 64.6%continued
Texas Instruments, Inc.	45,958	$7,061
Thermo Fisher Scientific, Inc.	19,487	10,587
TJX (The) Cos., Inc.	59,459	3,321
Tractor Supply Co.	5,629	1,091
Travelers (The) Cos., Inc.	12,025	2,034
Trimble, Inc.*	12,664	737
Truist Financial Corp.	66,173	3,139
U.S. Bancorp	70,169	3,229
UGI Corp.	10,522	406
Ulta Beauty, Inc.*	2,706	1,043
Union Pacific Corp.	31,720	6,765
United Parcel Service, Inc., Class B	36,486	6,660
United Rentals, Inc.*	3,628	881
Vail Resorts, Inc.	2,043	445
Valero Energy Corp.	20,407	2,169
Ventas, Inc.	20,027	1,030
Verizon Communications, Inc.	209,059	10,610
Vertex Pharmaceuticals, Inc.*	12,681	3,573
VF Corp.	16,520	730
Visa, Inc., Class A	82,594	16,262
VMware, Inc., Class A	10,441	1,190
W.W. Grainger, Inc.	2,258	1,026
Walt Disney (The) Co.*	90,752	8,567
Warner Bros. Discovery, Inc.*	111,120	1,491
Waters Corp.*	3,019	999
Webster Financial Corp.	8,905	375
Welltower, Inc.	22,346	1,840
West Pharmaceutical Services, Inc.	3,713	1,123
Western Union (The) Co.	20,109	331
Westrock Co.	12,892	514
Weyerhaeuser Co.	37,244	1,234
Williams (The) Cos., Inc.	60,684	1,894
Xylem, Inc.	8,865	693
Zebra Technologies Corp., Class A*	2,657	781
Zendesk, Inc.*	5,973	442
Zoetis, Inc.	23,533	4,045
ZoomInfo Technologies, Inc.*	12,892	429
		811,938
Total Common Stocks
(Cost $1,071,360)		1,233,811

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Bayerische Motoren Werke A.G., 8.62%(6)	2,775	$196
Henkel A.G. & Co. KGaA, 3.15%(6)	9,103	561
		757
Total Preferred Stocks
(Cost $946)		757

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	12,251,669	12,252
Total Investment Companies
(Cost $12,252)		12,252

Total Investments – 99.1%
(Cost $1,084,558)		1,246,820
Other Assets less Liabilities – 0.9%		11,032
Net Assets – 100.0%		$1,257,852

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	51	Danish Krone	361	9/21/22	$—*
JPMorgan Chase	Australian Dollar	212	United States Dollar	149	9/21/22	3
Subtotal Appreciation						3
BNP	Euro	70	United States Dollar	74	9/21/22	—*
BNP	Swiss Franc	313	United States Dollar	317	9/21/22	(11)
BNP	United States Dollar	410	British Pound	336	9/21/22	(1)
BNP	United States Dollar	239	Canadian Dollar	307	9/21/22	(1)
BNP	United States Dollar	33	Swedish Krona	332	9/21/22	—*
Citibank	Hong Kong Dollar	913	United States Dollar	117	9/21/22	—*
UBS	United States Dollar	78	Japanese Yen	10,390	9/21/22	(1)
Subtotal Depreciation						(14)
Total						$(11)

*	Amounts round to less than a thousand.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	78	$14,779	Long	09/22	$(260)
Euro Stoxx 50 (Euro)	74	2,668	Long	09/22	(36)
FTSE 100 Index (British Pound)	13	1,127	Long	09/22	(5)
S&P/TSX 60 Index (Canadian Dollar)	1	178	Long	09/22	(14)
SPI 200 Index (Australian Dollar)	8	892	Long	09/22	(43)
Topix Index (Japanese Yen)	11	1,516	Long	09/22	(29)
Total					$(387)

EQUITY FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	68.1%
Euro	8.1
Japanese Yen	6.2
All other currencies less than 5%	16.7
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,441	$—	$—	$1,441
Canada	46,076	—	—	46,076
Germany	1,055	18,658	—	19,713
Ireland	12,368	3,745	—	16,113
Israel	79	686	—	765
Jersey	314	—	—	314
Netherlands	1,938	20,961	—	22,899
Singapore	135	3,015	—	3,150
Switzerland	4,172	30,119	—	34,291
United Kingdom	10,322	59,021	—	69,343
United States	811,938	—	—	811,938
All Other Countries(1)	—	207,768	—	207,768
Total Common Stocks	889,838	343,973	—	1,233,811
Preferred Stocks	—	757	—	757
Investment Companies	12,252	—	—	12,252
Total Investments	$902,090	$344,730	$—	$1,246,820
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14)	—	(14)
Futures Contracts	(387)	—	—	(387)
Total Other Financial Instruments	$(387)	$(11)	$—	$(398)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,982	$84,478	$87,208	$—	$19	$12,252	12,251,669
Northern Trust Corp.	1,112	31	—	(191)	7	952	9,866
Total	$16,094	$84,509	$87,208	$(191)	$26	$13,204	12,261,535
NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	59,124	$2,803
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	17,882	802
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	95,393	2,267
FlexShares® Disciplined Duration MBS Index Fund(1)	311,212	6,609
FlexShares® Global Quality Real Estate Index Fund(1)	38,923	2,216
FlexShares® High Yield Value-Scored Bond Index Fund(1)	330,951	13,367
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	136,534	3,443
FlexShares® International Quality Dividend Index Fund(1)	262,691	5,367
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	91,893	5,299
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	89,389	4,384
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	151,118	5,995
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	82,944	12,045
FlexShares® Quality Dividend Index Fund(1)	198,022	10,046
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	85,709	4,429
FlexShares® U.S. Quality Low Volatility Index Fund(1)	173,409	8,528
iShares 10+ Year Investment Grade Corporate Bond ETF	30,217	1,611
iShares 1-5 Year Investment Grade Corporate Bond ETF	120,863	6,110
iShares 20+ Year Treasury Bond ETF	33,026	3,794
iShares 3-7 Year Treasury Bond ETF	35,707	4,261
iShares 5-10 Year Investment Grade Corporate Bond ETF	40,985	2,093
iShares 7-10 Year Treasury Bond ETF	19,717	2,017
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0%continued
iShares MBS ETF	38,654	$3,768
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	866,116	866
Total Investment Companies
(Cost $116,177)		112,120

Total Investments – 100.0%
(Cost $116,177)		112,120
Liabilities less Other Assets – (0.0%)		(15)
NET ASSETS – 100.0%		$112,105

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.

EQUITY FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	10.7%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	9.0	FlexShares® Quality Dividend Index Fund
U.S. Equity	7.6	FlexShares® U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Developed	4.8	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	4.7	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	2.0	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	3.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	11.9	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	5.9	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	5.4	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	3.8	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	3.4	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	3.4	iShares MBS ETF
U.S. Bonds - Investment Grade	3.1	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
U.S. Bonds - Investment Grade	2.5	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.9	iShares 5-10 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	1.8	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.4	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.7	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
Global Infrastructure	4.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	5.3	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.8	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
At June 30, 2022, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$112,120	$—	$—	$112,120

NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued	June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$6,315	$—	$3,327	$35	$(220)	$23	$2,803	59,124
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	910	130	99	(102)	(37)	9	802	17,882
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,567	—	35	(265)	—*	33	2,267	95,393
FlexShares® Disciplined Duration MBS Index Fund	5,418	1,736	318	(190)	(37)	43	6,609	311,212
FlexShares® Global Quality Real Estate Index Fund	2,546	193	34	(492)	3	16	2,216	38,923
FlexShares® High Yield Value-Scored Bond Index Fund	15,424	246	341	(1,929)	(33)	235	13,367	330,951
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,851	49	197	(252)	(8)	96	3,443	136,534
FlexShares® International Quality Dividend Index Fund	6,435	—	161	(915)	8	120	5,367	262,691
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,423	17	180	(986)	25	97	5,299	91,893
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	5,139	—	152	(618)	15	50	4,384	89,389
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7,655	—	583	(1,225)	148	93	5,995	151,118
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	15,919	238	1,555	(2,925)	368	49	12,045	82,944
FlexShares® Quality Dividend Index Fund	11,778	131	170	(1,709)	16	64	10,046	198,022
FlexShares® Ready Access Variable Income Fund	2,548	—	2,547	2	(3)	1	—	—
FlexShares® STOXX Global Broad Infrastructure Index Fund	2,557	2,284	21	(396)	5	40	4,429	85,709
FlexShares® U.S. Quality Low Volatility Index Fund	10,538	—	952	(1,243)	185	31	8,528	173,409
Northern Institutional Funds - U.S. Government Portfolio (Shares)	16	11,890	11,040	—	—	1	866	866,116
Total	$106,039	$16,914	$21,712	$(13,210)	$435	$1,001	$88,466	2,991,310

*	Amount rounds to less than one thousand.
EQUITY FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INCOME EQUITY FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	4,082	$1,755
Air Freight & Logistics – 1.4%
United Parcel Service, Inc., Class B	10,926	1,994
Automobiles – 1.1%
Tesla, Inc.(1) *	2,205	1,485
Banks – 3.5%
Bank of Hawaii Corp.	5,628	419
Citigroup, Inc.	37,279	1,714
First Hawaiian, Inc.	17,666	401
JPMorgan Chase & Co.	20,352	2,292
		4,826
Beverages – 1.5%
Coca-Cola (The) Co.	31,142	1,959
PepsiCo, Inc.	1,063	177
		2,136
Biotechnology – 4.4%
AbbVie, Inc.	17,432	2,670
Amgen, Inc.	7,581	1,845
Gilead Sciences, Inc.	26,475	1,636
		6,151
Capital Markets – 1.5%
Ameriprise Financial, Inc.	3,194	759
Bank of New York Mellon (The) Corp.	19,521	814
Janus Henderson Group PLC	13,655	321
Jefferies Financial Group, Inc.	6,892	191
		2,085
Chemicals – 2.0%
CF Industries Holdings, Inc.	9,031	774
Chemours (The) Co.	15,082	483
Dow, Inc.	15,739	812
LyondellBasell Industries N.V., Class A	8,956	784
		2,853
Communications Equipment – 1.4%
Cisco Systems, Inc.	46,084	1,965
Ubiquiti, Inc.	39	10
		1,975
Consumer Finance – 1.9%
Ally Financial, Inc.	5,266	176
American Express Co.	11,262	1,561
Discover Financial Services	3,125	296
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Consumer Finance – 1.9%continued
OneMain Holdings, Inc.	10,134	$379
Synchrony Financial	8,095	224
		2,636
Containers & Packaging – 0.4%
International Paper Co.	14,701	615
Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc., Class B*	3,146	859
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	55,499	1,163
Lumen Technologies, Inc.	74,340	811
Verizon Communications, Inc.	31,083	1,578
		3,552
Electric Utilities – 1.6%
Evergy, Inc.	7,590	495
Exelon Corp.	19,874	901
PPL Corp.	29,868	810
		2,206
Electrical Equipment – 0.7%
Emerson Electric Co.	12,196	970
Entertainment – 0.5%
Activision Blizzard, Inc.	5,328	415
Warner Bros. Discovery, Inc.*	13,425	180
World Wrestling Entertainment, Inc., Class A	1,761	110
		705
Equity Real Estate Investment Trusts – 3.7%
Apartment Income REIT Corp.	8,890	370
Brixmor Property Group, Inc.	18,756	379
Cousins Properties, Inc.	11,916	348
Digital Realty Trust, Inc.	6,485	842
Extra Space Storage, Inc.	2,011	342
Healthpeak Properties, Inc.	23,989	622
Highwoods Properties, Inc.	10,443	357
Iron Mountain, Inc.	15,643	762
Mid-America Apartment Communities, Inc.	4,288	749
Simon Property Group, Inc.	1,412	134
SL Green Realty Corp.	5,992	276
		5,181
Food & Staples Retailing – 0.2%
Costco Wholesale Corp.	462	221

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Food Products – 0.7%
General Mills, Inc.	12,815	$967
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	14,580	1,584
Health Care Providers & Services – 1.4%
Cardinal Health, Inc.	13,231	692
UnitedHealth Group, Inc.	2,393	1,229
		1,921
Hotels, Restaurants & Leisure – 1.2%
Starbucks Corp.	14,811	1,131
Wyndham Hotels & Resorts, Inc.	2,365	156
Yum! Brands, Inc.	3,834	435
		1,722
Household Durables – 0.1%
Newell Brands, Inc.	6,483	124
Household Products – 2.3%
Clorox (The) Co.	3,217	453
Colgate-Palmolive Co.	17,205	1,379
Procter & Gamble (The) Co.	9,616	1,383
		3,215
Industrial Conglomerates – 1.1%
3M Co.	12,054	1,560
Insurance – 3.2%
Aflac, Inc.	15,038	832
Allstate (The) Corp.	5,267	668
MetLife, Inc.	14,810	930
Principal Financial Group, Inc.	10,110	675
Prudential Financial, Inc.	8,444	808
Unum Group	15,387	523
		4,436
Interactive Media & Services – 3.4%
Alphabet, Inc., Class A(1) *	1,941	4,230
Meta Platforms, Inc., Class A(1) *	3,281	529
		4,759
Internet & Direct Marketing Retail – 2.3%
Amazon.com, Inc.(1) *	27,240	2,893
eBay, Inc.	8,230	343
		3,236
IT Services – 4.0%
Accenture PLC, Class A	2,568	713
International Business Machines Corp.	16,246	2,294
Mastercard, Inc., Class A	3,943	1,244
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
IT Services – 4.0%continued
Visa, Inc., Class A	4,851	$955
Western Union (The) Co.	25,580	421
		5,627
Machinery – 1.2%
Cummins, Inc.	2,895	560
Illinois Tool Works, Inc.	5,847	1,066
		1,626
Media – 1.5%
Comcast Corp., Class A	5,582	219
Interpublic Group of (The) Cos., Inc.	24,529	675
Nexstar Media Group, Inc., Class A	522	85
Omnicom Group, Inc.	10,687	680
Sirius XM Holdings, Inc.	68,043	417
		2,076
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	6,763	198
Southern Copper Corp.	6,224	310
		508
Mortgage Real Estate Investment Trusts – 0.6%
AGNC Investment Corp.	36,943	409
Annaly Capital Management, Inc.	68,914	407
Starwood Property Trust, Inc.	2,010	42
		858
Multiline Retail – 0.3%
Target Corp.	2,926	413
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc.	13,266	839
WEC Energy Group, Inc.	1,996	201
		1,040
Oil, Gas & Consumable Fuels – 4.7%
Antero Midstream Corp.	44,636	404
Chevron Corp.	3,199	463
Devon Energy Corp.	16,094	887
Exxon Mobil Corp.	31,361	2,686
Kinder Morgan, Inc.	41,983	704
ONEOK, Inc.	13,234	735
Targa Resources Corp.	6,291	375
Texas Pacific Land Corp.	54	80
Williams (The) Cos., Inc.	8,779	274
		6,608
Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	653	50

EQUITY FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Pharmaceuticals – 7.1%continued
Eli Lilly & Co.	8,893	$2,883
Johnson & Johnson	19,405	3,445
Merck & Co., Inc.	961	88
Organon & Co.	14,948	504
Pfizer, Inc.	55,141	2,891
		9,861
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	3,041	779
Union Pacific Corp.	3,866	825
		1,604
Semiconductors & Semiconductor Equipment – 6.9%
Applied Materials, Inc.	2,536	231
Broadcom, Inc.	4,330	2,104
Intel Corp.	5,697	213
KLA Corp.	2,317	739
Lam Research Corp.	2,832	1,207
Microchip Technology, Inc.	13,309	773
NVIDIA Corp.(1)	4,828	732
QUALCOMM, Inc.	15,111	1,930
Texas Instruments, Inc.	11,357	1,745
		9,674
Software – 7.5%
Intuit, Inc.	3,039	1,171
Microsoft Corp.	29,263	7,516
Oracle Corp.	24,834	1,735
		10,422
Specialty Retail – 3.1%
Best Buy Co., Inc.	9,886	645
Dick's Sporting Goods, Inc.	762	57
Home Depot (The), Inc.	8,735	2,396
Lowe's Cos., Inc.	4,507	787
Williams-Sonoma, Inc.	3,429	380
		4,265
Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.(1)	74,033	10,122
HP, Inc.	27,048	886
NetApp, Inc.	8,336	544
Seagate Technology Holdings PLC	7,445	532
		12,084
Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands, Inc.	1,808	19
NIKE, Inc., Class B	551	56
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Textiles, Apparel & Luxury Goods – 1.0%continued
Ralph Lauren Corp.	7,436	$667
Tapestry, Inc.	23,570	719
		1,461
Thrifts & Mortgage Finance – 0.2%
TFS Financial Corp.	23,666	325
Tobacco – 2.8%
Altria Group, Inc.	38,464	1,606
Philip Morris International, Inc.	23,300	2,301
		3,907
Trading Companies & Distributors – 0.4%
Fastenal Co.	10,488	524
Total Common Stocks
(Cost $109,078)		138,612

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(2) (3)	890,489	890
Total Investment Companies
(Cost $890)		890

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.82%, 11/25/22(4) (5)	$165	$164
	Total Short-Term Investments
	(Cost $164)	164

	Total Investments – 100.0%
	(Cost $110,132)	139,666
	Other Assets less Liabilities – 0.0%	40
	NET ASSETS – 100.0%	$139,706

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	June 30, 2022 (UNAUDITED)

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	5	$947	Long	9/22	$1
At June 30, 2022, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 7/15/22, Strike Price $2,700.00	(19)	$(4,140)	$(3)
Amazon.com, Inc., Exp. Date 7/15/22, Strike Price $135.00	(272)	(2,889)	(1)
Apple, Inc., Exp. Date 7/15/22, Strike Price $160.00	(370)	(5,059)	(2)
Meta Platforms, Inc., Exp. Date 7/15/22, Strike Price $225.00	(32)	(516)	—*
NVIDIA Corp., Exp. Date 7/15/22, Strike Price $215.00	(48)	(728)	—*
Tesla, Inc., Exp. Date 7/15/22, Strike Price $950.00	(22)	(1,481)	(1)
Total Written Options Contracts			$(7)
(Premiums Received (000s) $16)

*	Amount rounds to less than one thousand.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.2%
Security Type(1)	% of Net Assets
Investment Companies	0.7%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$138,612	$—	$—	$138,612
Investment Companies	890	—	—	890
Short-Term Investments	—	164	—	164
Total Investments	$139,502	$164	$—	$139,666
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$—	$—	$1
Liabilities
Written Options	(7)	—	—	(7)
Total Other Financial Instruments	$(6)	$—	$—	$(6)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,445	$3,409	$3,964	$1	$890	890,489
EQUITY FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)
Australia – 5.8%
Aristocrat Leisure Ltd.	21,103	$501
Australia & New Zealand Banking Group Ltd.	81,891	1,246
BHP Group Ltd.	19,585	564
Brambles Ltd.	54,704	404
Coles Group Ltd.	35,252	434
CSL Ltd.	1,045	194
Fortescue Metals Group Ltd.	68,395	841
Lottery (The) Corp. Ltd.*	16,900	53
National Australia Bank Ltd.	2,618	50
Origin Energy Ltd.	37,559	150
Sonic Healthcare Ltd.	9,959	227
Stockland	188,463	470
Tabcorp Holdings Ltd.	17,529	13
Telstra Corp. Ltd.	289,690	769
Wesfarmers Ltd.	8,614	249
Woodside Energy Group Ltd.	3,538	77
		6,242
Austria – 0.3%
Erste Group Bank A.G.	6,852	174
voestalpine A.G.	7,131	152
		326
Belgium – 0.6%
Ageas S.A./N.V.	6,049	266
Proximus S.A.DP	24,922	368
		634
Canada – 11.0%
AltaGas Ltd.	7,513	158
Canadian Apartment Properties REIT	9,649	336
Canadian National Railway Co.	7,700	866
Canadian Natural Resources Ltd.	26,984	1,450
Canadian Tire Corp. Ltd., Class A	542	68
Canadian Utilities Ltd., Class A	4,926	147
CGI, Inc.*	9,843	784
Constellation Software, Inc.	86	128
Emera, Inc.	1,744	82
Fairfax Financial Holdings Ltd.	2,003	1,061
Fortis, Inc.	747	35
Hydro One Ltd.	6,826	184
IGM Financial, Inc.	34,599	927
Loblaw Cos. Ltd.	2,690	243
Lundin Mining Corp.	59,563	378
Manulife Financial Corp.	37,816	656
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Canada – 11.0%continued
National Bank of Canada	7,804	$512
Nutrien Ltd.	3,324	265
Royal Bank of Canada	11,824	1,145
Suncor Energy, Inc.	28,890	1,014
TFI International, Inc.	11,102	891
West Fraser Timber Co. Ltd.	8,032	616
		11,946
Denmark – 2.1%
AP Moller - Maersk A/S, Class B	206	484
Carlsberg A/S, Class B	5,111	652
Novo Nordisk A/S, Class B	7,007	778
Orsted A/S(2)	88	9
Pandora A/S	5,507	348
		2,271
Finland – 0.5%
Fortum OYJ	10,222	154
Kesko OYJ, Class B	12,275	290
Wartsila OYJ Abp	18,665	145
		589
France – 9.1%
BNP Paribas S.A.	25,171	1,198
Capgemini S.E.	6,040	1,044
Carrefour S.A.	9,816	174
Cie de Saint-Gobain	18,269	794
Cie Generale des Etablissements Michelin S.C.A.	30,296	833
Dassault Aviation S.A.	1,503	235
Engie S.A.	22,791	264
Gecina S.A.	2,022	190
Ipsen S.A.	2,116	200
La Francaise des Jeux S.A.E.M.(2)	2,650	92
L'Oreal S.A.	2,989	1,033
LVMH Moet Hennessy Louis Vuitton S.E.	1,131	698
Publicis Groupe S.A.	13,264	655
Sanofi	12,002	1,214
Societe Generale S.A.	8,632	189
TotalEnergies S.E.	19,481	1,027
Veolia Environnement S.A.*	145	4
		9,844
Germany – 5.6%
Bayerische Motoren Werke A.G.	9,257	713
Covestro A.G.(2)	14,431	499
Deutsche Bank A.G. (Registered)	16,260	142

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Germany – 5.6%continued
Deutsche Post A.G. (Registered)	25,787	$966
E.ON S.E.	5,549	46
Fresenius Medical Care A.G. & Co. KGaA	2,287	114
GEA Group A.G.	16,098	555
Mercedes-Benz Group A.G.	17,829	1,032
Merck KGaA	5,653	954
RWE A.G.	2,359	87
SAP S.E.	3,399	310
Siemens A.G. (Registered)	6,028	613
Uniper S.E.	5,769	85
		6,116
Hong Kong – 2.8%
BOC Hong Kong Holdings Ltd.	278,495	1,102
Chow Tai Fook Jewellery Group Ltd.	96,314	181
CK Asset Holdings Ltd.	112,492	797
CK Infrastructure Holdings Ltd.	22,477	138
CLP Holdings Ltd.	6,098	51
Hang Seng Bank Ltd.	8,709	154
Jardine Matheson Holdings Ltd.	1,300	68
Power Assets Holdings Ltd.	26,657	168
Sun Hung Kai Properties Ltd.	34,031	403
		3,062
Ireland – 1.2%
CRH PLC	13,036	451
DCC PLC	13,222	826
		1,277
Israel – 1.7%
Bank Leumi Le-Israel B.M.	38,137	341
Check Point Software Technologies Ltd.*	7,518	916
Inmode Ltd.*	21,763	488
Wix.com Ltd.*	1,177	77
		1,822
Italy – 0.5%
Enel S.p.A.	75,147	413
Poste Italiane S.p.A.(2)	9,169	86
		499
Japan – 20.1%
Bridgestone Corp.	17,110	625
Brother Industries Ltd.	35,322	621
Canon, Inc.	2,400	55
Dai Nippon Printing Co. Ltd.	10,200	220
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 20.1%continued
Daito Trust Construction Co. Ltd.	5,020	$433
Daiwa House Industry Co. Ltd.	19,500	455
Disco Corp.	3,800	895
FUJIFILM Holdings Corp.	3,300	177
Honda Motor Co. Ltd.	18,100	438
Hoya Corp.	9,700	829
Iida Group Holdings Co. Ltd.	46,800	721
Isuzu Motors Ltd.	87,700	967
ITOCHU Corp.	42,727	1,155
Itochu Techno-Solutions Corp.	1,500	37
Japan Post Bank Co. Ltd.	86,600	674
Japan Post Insurance Co. Ltd.	44,800	717
Japan Tobacco, Inc.	800	14
KDDI Corp.	35,419	1,120
Lawson, Inc.	2,400	80
Marubeni Corp.	9,900	89
MEIJI Holdings Co. Ltd.	9,700	476
MINEBEA MITSUMI, Inc.	200	3
Mitsubishi Corp.	500	15
Mitsubishi Electric Corp.	73,000	781
Mitsubishi UFJ Financial Group, Inc.	98,400	526
Mitsui & Co. Ltd.	14,800	327
NGK Insulators Ltd.	1,100	15
Nintendo Co. Ltd.	1,500	648
Nippon Telegraph & Telephone Corp.	12,534	360
Nippon Yusen K.K.	5,200	357
Ono Pharmaceutical Co. Ltd.	27,100	696
Open House Group Co. Ltd.	1,300	52
Otsuka Corp.	600	18
Persol Holdings Co. Ltd.	44,500	810
Ryohin Keikaku Co. Ltd.	31,300	319
SCSK Corp.	12,400	209
Secom Co. Ltd.	100	6
Sekisui House Ltd.	17,700	310
SG Holdings Co. Ltd.	6,800	115
Sompo Holdings, Inc.	9,600	423
Sumitomo Chemical Co. Ltd.	179,100	699
Sumitomo Corp.	22,200	304
Sumitomo Mitsui Financial Group, Inc.	9,700	288
Suntory Beverage & Food Ltd.	17,576	665
Takeda Pharmaceutical Co. Ltd.	6,400	180
Tokyo Gas Co. Ltd.	6,200	128
TOPPAN, Inc.	31,700	530
Tosoh Corp.	46,444	577

EQUITY FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Japan – 20.1%continued
Toyo Suisan Kaisha Ltd.	16,600	$647
Toyota Motor Corp.	3,300	51
Trend Micro, Inc.	12,900	628
Yamaha Motor Co. Ltd.	16,500	303
		21,788
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,475	108
Netherlands – 4.4%
Aegon N.V.	162,701	709
ASM International N.V.	1,107	280
ASML Holding N.V.	1,067	515
Heineken N.V.	9,224	845
ING Groep N.V.	18,029	179
Koninklijke Ahold Delhaize N.V.	18,450	481
NN Group N.V.	21,285	973
Randstad N.V.	15,623	762
		4,744
New Zealand – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	10,133	126
Norway – 1.5%
Equinor ASA	9,433	328
Norsk Hydro ASA	74,987	423
Yara International ASA	21,653	908
		1,659
Portugal – 0.6%
Jeronimo Martins SGPS S.A.	27,187	591
Singapore – 2.2%
Oversea-Chinese Banking Corp. Ltd.	71,500	587
Singapore Technologies Engineering Ltd.	287,900	847
United Overseas Bank Ltd.	51,000	966
		2,400
Spain – 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	230,862	1,048
Endesa S.A.	6,828	129
Iberdrola S.A.	50,594	525
Industria de Diseno Textil S.A.	11,534	261
Naturgy Energy Group S.A.	5,432	156
Repsol S.A.	13,213	195
		2,314
Sweden – 2.0%
Boliden AB	7,051	224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
Sweden – 2.0%continued
Getinge AB, Class B	20,153	$466
Hexagon AB, Class B	60,573	630
Husqvarna AB, Class B	48,052	354
Industrivarden AB, Class C	677	15
Sandvik AB	7,609	123
Securitas AB, Class B	6,801	59
Skanska AB, Class B	22,530	346
		2,217
Switzerland – 10.1%
ABB Ltd. (Registered)	9,802	262
Cie Financiere Richemont S.A., Class A (Registered)	12,290	1,309
Coca-Cola HBC A.G. - CDI	15,779	350
Holcim A.G.*	2,539	109
Kuehne + Nagel International A.G. (Registered)	1,013	240
Logitech International S.A. (Registered)	6,679	348
Nestle S.A. (Registered)	14,100	1,654
Novartis A.G. (Registered)	18,436	1,560
Roche Holding A.G. (Genusschein)	6,929	2,313
STMicroelectronics N.V.	14,252	453
Swisscom A.G. (Registered)	1,698	940
UBS Group A.G. (Registered)	87,688	1,415
		10,953
United Kingdom – 12.8%
3i Group PLC	64,554	872
Anglo American PLC	25,236	901
AstraZeneca PLC	1,641	215
Barclays PLC	551,000	1,032
Barratt Developments PLC	7,431	41
Berkeley Group Holdings PLC*	10,969	498
British American Tobacco PLC	26,302	1,127
BT Group PLC	23,399	53
Bunzl PLC	2,867	95
CNH Industrial N.V.	48,967	568
Diageo PLC	4,522	195
Ferguson PLC	2,057	230
GSK PLC	85,780	1,845
HSBC Holdings PLC	86,936	567
Imperial Brands PLC	32,668	730
InterContinental Hotels Group PLC	163	9
J Sainsbury PLC	132,050	328
National Grid PLC	27,388	351
NatWest Group PLC	145,004	386

NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% (1)continued
United Kingdom – 12.8%continued
Persimmon PLC	9,297	$211
Rio Tinto PLC	7,492	448
Sage Group (The) PLC	47,367	366
Segro PLC	9,216	110
Shell PLC	88,992	2,322
SSE PLC	5,622	111
United Utilities Group PLC	1,248	16
WPP PLC	23,698	238
		13,865
Total Common Stocks
(Cost $114,195)		105,393

PREFERRED STOCKS – 0.0% (1) (3)
Germany – 0.0%
Volkswagen A.G., 5.9%(4)	219	29
Total Preferred Stocks
(Cost $36)		29

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(5) (6)	989,396	989
Total Investment Companies
(Cost $989)		989

Total Investments – 98.1%
(Cost $115,220)		106,411
Other Assets less Liabilities – 1.9%		2,072
Net Assets – 100.0%		$108,483

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Rounds to less than 0.1%.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	38	$1,370	Long	9/22	$(20)
FTSE 100 Index (British Pound)	5	433	Long	9/22	(2)
S&P/TSX 60 Index (Canadian Dollar)	2	355	Long	9/22	(14)
SPI 200 Index (Australian Dollar)	2	223	Long	9/22	(3)
Yen Denominated Nikkei 225 (Japanese Yen)	7	681	Long	9/22	(14)
Total					$(53)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	25.0%
Japanese Yen	20.1
British Pound	13.4
Canadian Dollar	11.0
Swiss Franc	9.4
Australian Dollar	5.8
All other currencies less than 5%	13.4
Total Investments	98.1
Other Assets less Liabilities	1.9
Net Assets	100.0%

EQUITY FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$53	$6,189	$—	$6,242
Canada	11,946	—	—	11,946
Germany	499	5,617	—	6,116
Israel	1,481	341	—	1,822
All Other Countries(1)	—	79,267	—	79,267
Total Common Stocks	13,979	91,414	—	105,393
Preferred Stocks	—	29	—	29
Investment Companies	989	—	—	989
Total Investments	$14,968	$91,443	$—	$106,411
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(53)	$—	$—	$(53)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,627	$8,088	$8,726	$1	$989	989,396
NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)
Australia – 7.6%
Ampol Ltd.	69,317	$1,629
APA Group	344,798	2,681
Aristocrat Leisure Ltd.	177,958	4,226
ASX Ltd.	56,844	3,208
Aurizon Holdings Ltd.	550,770	1,447
Australia & New Zealand Banking Group Ltd.	818,581	12,455
BGP Holdings PLC(2) (3) *	1,085,479	—
BHP Group Ltd.	1,484,790	42,766
BlueScope Steel Ltd.	135,203	1,483
Brambles Ltd.	421,643	3,115
Cochlear Ltd.	18,971	2,604
Coles Group Ltd.	396,978	4,882
Commonwealth Bank of Australia	500,575	31,247
Computershare Ltd.	158,865	2,704
CSL Ltd.	141,157	26,228
Dexus	308,968	1,892
Domino's Pizza Enterprises Ltd.	18,304	858
Endeavour Group Ltd.	404,469	2,114
Evolution Mining Ltd.	530,325	853
Fortescue Metals Group Ltd.	501,700	6,171
Goodman Group	496,326	6,106
GPT Group (The)	568,328	1,654
IDP Education Ltd.	63,087	1,036
Insurance Australia Group Ltd.	744,012	2,240
Lendlease Corp. Ltd.	205,647	1,294
Lottery (The) Corp. Ltd.*	631,301	1,970
Macquarie Group Ltd.	106,021	12,050
Medibank Pvt Ltd.	831,013	1,865
Mineral Resources Ltd.	51,356	1,738
Mirvac Group	1,079,625	1,470
National Australia Bank Ltd.	947,296	17,915
Newcrest Mining Ltd.	263,788	3,751
Northern Star Resources Ltd.	351,125	1,619
Orica Ltd.	124,071	1,348
Origin Energy Ltd.	528,236	2,104
Qantas Airways Ltd.*	258,118	797
QBE Insurance Group Ltd.	436,252	3,661
Ramsay Health Care Ltd.	53,728	2,717
REA Group Ltd.	14,975	1,154
Reece Ltd.	67,484	643
Rio Tinto Ltd.	109,212	7,824
Santos Ltd.	948,622	4,836
Scentre Group	1,525,891	2,725
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Australia – 7.6%continued
SEEK Ltd.	101,806	$1,477
Sonic Healthcare Ltd.	134,715	3,071
South32 Ltd.	1,360,206	3,755
Stockland	713,700	1,779
Suncorp Group Ltd.	367,302	2,785
Telstra Corp. Ltd.	1,195,099	3,174
Transurban Group	905,310	8,991
Treasury Wine Estates Ltd.	218,594	1,711
Vicinity Centres	1,159,071	1,469
Washington H Soul Pattinson & Co. Ltd.	64,896	1,055
Wesfarmers Ltd.	330,816	9,575
Westpac Banking Corp.	1,025,957	13,817
WiseTech Global Ltd.	43,985	1,141
Woodside Energy Group Ltd.	550,776	12,061
Woolworths Group Ltd.	356,192	8,750
		309,691
Austria – 0.2%
Erste Group Bank A.G.	99,606	2,530
OMV A.G.	43,901	2,062
Verbund A.G.	20,745	2,031
voestalpine A.G.	32,794	698
		7,321
Belgium – 0.9%
Ageas S.A./N.V.	48,963	2,156
Anheuser-Busch InBev S.A./N.V.	255,490	13,782
D'ieteren Group	7,417	1,086
Elia Group S.A./N.V.	9,912	1,406
Groupe Bruxelles Lambert S.A.	28,402	2,373
KBC Group N.V.	74,041	4,159
Proximus S.A.DP	47,525	701
Sofina S.A.	4,582	937
Solvay S.A., Class A	21,631	1,755
UCB S.A.	37,323	3,161
Umicore S.A.	62,033	2,168
Warehouses De Pauw - C.V.A.	40,752	1,282
		34,966
Chile – 0.0%
Antofagasta PLC	119,332	1,678
Denmark – 2.7%
AP Moller - Maersk A/S, Class A	937	2,173
AP Moller - Maersk A/S, Class B	1,580	3,711
Carlsberg A/S, Class B	29,586	3,774
Chr Hansen Holding A/S	31,126	2,271

EQUITY FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Denmark – 2.7%continued
Coloplast A/S, Class B	34,708	$3,964
Danske Bank A/S	201,675	2,858
Demant A/S*	29,618	1,112
DSV A/S	55,884	7,825
Genmab A/S*	19,289	6,257
GN Store Nord A/S	36,969	1,304
Novo Nordisk A/S, Class B	493,888	54,817
Novozymes A/S, Class B	60,716	3,656
Orsted A/S(4)	55,534	5,807
Pandora A/S	27,234	1,721
ROCKWOOL A/S, Class B	2,523	570
Tryg A/S	105,104	2,362
Vestas Wind Systems A/S	296,692	6,287
		110,469
Finland – 1.2%
Elisa OYJ	42,730	2,402
Fortum OYJ	126,684	1,903
Kesko OYJ, Class B	82,698	1,952
Kone OYJ, Class B	100,704	4,815
Neste OYJ	125,401	5,556
Nokia OYJ	1,583,758	7,378
Nordea Bank Abp	965,728	8,505
Orion OYJ, Class B	32,054	1,432
Sampo OYJ, Class A	146,682	6,388
Stora Enso OYJ (Registered)	163,061	2,560
UPM-Kymmene OYJ	157,703	4,824
Wartsila OYJ Abp	143,640	1,120
		48,835
France – 10.7%
Accor S.A.*	49,672	1,364
Aeroports de Paris*	8,862	1,129
Air Liquide S.A.	153,575	20,757
Airbus S.E.	172,554	16,943
Alstom S.A.	92,524	2,118
Amundi S.A.(4)	17,965	994
Arkema S.A.	16,887	1,522
AXA S.A.	567,170	12,889
BioMerieux	12,093	1,181
BNP Paribas S.A.	324,780	15,464
Bollore S.E.	259,867	1,212
Bouygues S.A.	67,027	2,073
Bureau Veritas S.A.	86,342	2,214
Capgemini S.E.	47,408	8,198
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 10.7%continued
Carrefour S.A.	183,696	$3,259
Cie de Saint-Gobain	144,666	6,284
Cie Generale des Etablissements Michelin S.C.A.	200,048	5,501
Covivio	14,503	812
Credit Agricole S.A.	364,290	3,337
Danone S.A.	192,386	10,812
Dassault Aviation S.A.	7,105	1,109
Dassault Systemes S.E.	194,318	7,200
Edenred	73,770	3,496
Eiffage S.A.	24,227	2,200
Electricite de France S.A.	171,532	1,404
Engie S.A.	532,024	6,175
EssilorLuxottica S.A.	84,774	12,823
Eurazeo S.E.	13,451	840
Eurofins Scientific S.E.	39,784	3,145
Gecina S.A.	13,585	1,278
Getlink S.E.	130,287	2,308
Hermes International	9,353	10,566
Ipsen S.A.	11,509	1,087
Kering S.A.	22,048	11,455
Klepierre S.A.*	61,320	1,181
La Francaise des Jeux S.A.E.M.(4)	31,791	1,108
Legrand S.A.	78,735	5,860
L'Oreal S.A.	70,613	24,397
LVMH Moet Hennessy Louis Vuitton S.E.	81,488	50,289
Orange S.A.	589,161	6,928
Pernod Ricard S.A.	61,259	11,347
Publicis Groupe S.A.	67,791	3,347
Remy Cointreau S.A.	6,587	1,160
Renault S.A.*	58,542	1,482
Safran S.A.	100,468	10,051
Sanofi	333,765	33,752
Sartorius Stedim Biotech	8,084	2,559
Schneider Electric S.E.	158,466	18,773
SEB S.A.	7,739	747
Societe Generale S.A.	236,633	5,190
Sodexo S.A.	25,779	1,829
Teleperformance	17,218	5,297
Thales S.A.	31,625	3,879
TotalEnergies S.E.	726,633	38,302
Ubisoft Entertainment S.A.*	27,475	1,214
Unibail-Rodamco-Westfield*	26,509	1,353
Unibail-Rodamco-Westfield - CDI*	142,686	371

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 10.7%continued
Valeo	61,312	$1,200
Veolia Environnement S.A.*	194,973	4,824
Vinci S.A.	156,291	14,041
Vivendi S.E.	214,889	2,193
Wendel S.E.	7,692	650
Worldline S.A.(4) *	70,739	2,617
		439,090
Germany – 7.1%
adidas A.G.	50,286	8,894
Allianz S.E. (Registered)	119,914	22,891
Aroundtown S.A.	300,026	954
BASF S.E.	268,791	11,697
Bayer A.G. (Registered)	287,865	17,103
Bayerische Motoren Werke A.G.	97,553	7,510
Bechtle A.G.	24,288	993
Beiersdorf A.G.	29,537	3,017
Brenntag S.E.	44,842	2,919
Carl Zeiss Meditec A.G. (Bearer)	12,046	1,439
Commerzbank A.G.*	317,318	2,223
Continental A.G.	32,687	2,278
Covestro A.G.(4)	56,023	1,936
Daimler Truck Holding A.G.*	133,826	3,493
Delivery Hero S.E.(4) *	49,256	1,846
Deutsche Bank A.G. (Registered)	614,061	5,351
Deutsche Boerse A.G.	55,925	9,354
Deutsche Lufthansa A.G. (Registered)*	178,894	1,043
Deutsche Post A.G. (Registered)	291,417	10,918
Deutsche Telekom A.G. (Registered)	949,050	18,843
E.ON S.E.	664,002	5,571
Evonik Industries A.G.	62,685	1,338
Fresenius Medical Care A.G. & Co. KGaA	60,269	3,010
Fresenius S.E. & Co. KGaA	123,633	3,746
GEA Group A.G.	46,687	1,609
Hannover Rueck S.E.	17,514	2,541
HeidelbergCement A.G.	42,318	2,033
HelloFresh S.E.*	47,772	1,546
Henkel A.G. & Co. KGaA	29,981	1,835
Infineon Technologies A.G.	378,890	9,167
KION Group A.G.	21,944	910
Knorr-Bremse A.G.	22,233	1,268
LEG Immobilien S.E.	22,075	1,830
Mercedes-Benz Group A.G.	235,016	13,600
Merck KGaA	37,943	6,404
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Germany – 7.1%continued
MTU Aero Engines A.G.	15,788	$2,874
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	40,866	9,604
Nemetschek S.E.	17,415	1,054
Puma S.E.	30,086	1,981
Rational A.G.	1,462	850
Rheinmetall A.G.	12,932	2,986
RWE A.G.	189,894	6,999
SAP S.E.	305,807	27,860
Scout24 S.E.(4)	24,469	1,257
Siemens A.G. (Registered)	224,192	22,818
Siemens Energy A.G.	129,561	1,900
Siemens Healthineers A.G.(4)	83,738	4,257
Symrise A.G.	39,350	4,282
Telefonica Deutschland Holding A.G.	290,382	834
Uniper S.E.	29,407	436
United Internet A.G. (Registered)	28,710	819
Volkswagen A.G.	9,093	1,657
Vonovia S.E.	203,019	6,257
Zalando S.E.(4) *	65,911	1,724
		291,559
Hong Kong – 3.3%
AIA Group Ltd.	3,540,686	38,891
BOC Hong Kong Holdings Ltd.	1,098,608	4,348
Budweiser Brewing Co. APAC Ltd.(4)	521,100	1,563
Chow Tai Fook Jewellery Group Ltd.	600,000	1,129
CK Asset Holdings Ltd.	595,638	4,219
CK Hutchison Holdings Ltd.	794,138	5,401
CK Infrastructure Holdings Ltd.	166,353	1,022
CLP Holdings Ltd.	488,014	4,051
ESR Group Ltd.*	598,200	1,619
Futu Holdings Ltd. ADR*	17,399	908
Galaxy Entertainment Group Ltd.	645,148	3,861
Hang Lung Properties Ltd.	603,501	1,145
Hang Seng Bank Ltd.	227,979	4,028
Henderson Land Development Co. Ltd.	437,929	1,648
HK Electric Investments & HK Electric Investments Ltd.	832,227	764
HKT Trust & HKT Ltd.	1,151,220	1,547
Hong Kong & China Gas Co. Ltd.	3,343,005	3,601
Hong Kong Exchanges & Clearing Ltd.	354,596	17,701
Hongkong Land Holdings Ltd.	346,700	1,743
Jardine Matheson Holdings Ltd.	64,100	3,374

EQUITY FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Hong Kong – 3.3%continued
Link REIT	618,778	$5,054
MTR Corp. Ltd.	443,636	2,318
New World Development Co. Ltd.	458,111	1,654
Power Assets Holdings Ltd.	407,817	2,569
Sino Land Co. Ltd.	1,026,165	1,515
SITC International Holdings Co. Ltd.	405,000	1,148
Sun Hung Kai Properties Ltd.	426,758	5,050
Swire Pacific Ltd., Class A	143,551	863
Swire Properties Ltd.	340,587	847
Techtronic Industries Co. Ltd.	402,333	4,206
WH Group Ltd.(4)	2,452,713	1,898
Wharf Real Estate Investment Co. Ltd.	484,766	2,311
Xinyi Glass Holdings Ltd.	532,000	1,280
		133,276
Ireland – 0.9%
AerCap Holdings N.V.*	40,475	1,657
CRH PLC	224,671	7,777
DCC PLC	29,770	1,860
Experian PLC	271,321	7,954
Flutter Entertainment PLC - CDI*	48,693	4,930
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	131,314	2,876
Kerry Group PLC, Class A	46,365	4,441
Kingspan Group PLC	45,714	2,750
Smurfit Kappa Group PLC	71,858	2,425
		36,670
Israel – 0.7%
Azrieli Group Ltd.	12,362	870
Bank Hapoalim B.M.	384,925	3,235
Bank Leumi Le-Israel B.M.	428,649	3,836
Check Point Software Technologies Ltd.*	30,133	3,670
CyberArk Software Ltd.*	11,912	1,524
Elbit Systems Ltd.	7,883	1,807
ICL Group Ltd.	205,724	1,879
Israel Discount Bank Ltd., Class A	355,469	1,861
Kornit Digital Ltd.*	13,593	431
Mizrahi Tefahot Bank Ltd.	43,080	1,433
Nice Ltd.*	18,675	3,599
Teva Pharmaceutical Industries Ltd. ADR*	326,950	2,459
Tower Semiconductor Ltd.*	32,538	1,520
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Israel – 0.7%continued
Wix.com Ltd.*	16,691	$1,094
ZIM Integrated Shipping Services Ltd.	24,907	1,176
		30,394
Italy – 1.9%
Amplifon S.p.A.	36,670	1,129
Assicurazioni Generali S.p.A.	328,350	5,259
Atlantia S.p.A.	146,013	3,427
Davide Campari-Milano N.V.	155,838	1,645
DiaSorin S.p.A.	7,857	1,032
Enel S.p.A.	2,393,622	13,156
Eni S.p.A.	741,989	8,815
Ferrari N.V.	17,627	3,251
Ferrari N.V. (New York Exchange)	19,445	3,568
FinecoBank Banca Fineco S.p.A.	177,882	2,144
Infrastrutture Wireless Italiane S.p.A.(4)	96,117	978
Intesa Sanpaolo S.p.A.	4,811,695	9,047
Mediobanca Banca di Credito Finanziario S.p.A.	184,960	1,610
Moncler S.p.A.	60,221	2,601
Nexi S.p.A.(4) *	146,191	1,217
Poste Italiane S.p.A.(4)	158,553	1,490
Prysmian S.p.A.	72,878	2,011
Recordati Industria Chimica e Farmaceutica S.p.A.	31,359	1,370
Snam S.p.A.	598,439	3,141
Telecom Italia S.p.A.*	3,047,503	799
Tenaris S.A.	140,576	1,806
Terna - Rete Elettrica Nazionale	410,139	3,224
UniCredit S.p.A.	620,930	5,954
		78,674
Japan – 21.7%
Advantest Corp.	56,000	2,976
Aeon Co. Ltd.	195,100	3,387
AGC, Inc.	56,400	1,985
Aisin Corp.	44,800	1,388
Ajinomoto Co., Inc.	138,300	3,365
ANA Holdings, Inc.*	46,800	863
Asahi Group Holdings Ltd.	133,400	4,373
Asahi Intecc Co. Ltd.	65,000	980
Asahi Kasei Corp.	361,900	2,766
Astellas Pharma, Inc.	546,700	8,518
Azbil Corp.	32,700	860
Bandai Namco Holdings, Inc.	59,300	4,190
Bridgestone Corp.	167,500	6,115

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Brother Industries Ltd.	69,500	$1,223
Canon, Inc.	296,700	6,750
Capcom Co. Ltd.	52,700	1,281
Central Japan Railway Co.	42,500	4,906
Chiba Bank (The) Ltd.	154,000	842
Chubu Electric Power Co., Inc.	194,200	1,956
Chugai Pharmaceutical Co. Ltd.	197,965	5,066
Concordia Financial Group Ltd.	320,400	1,110
CyberAgent, Inc.	128,100	1,277
Dai Nippon Printing Co. Ltd.	66,700	1,439
Daifuku Co. Ltd.	30,800	1,764
Dai-ichi Life Holdings, Inc.	295,200	5,450
Daiichi Sankyo Co. Ltd.	513,700	12,968
Daikin Industries Ltd.	72,700	11,668
Daito Trust Construction Co. Ltd.	18,600	1,604
Daiwa House Industry Co. Ltd.	178,500	4,163
Daiwa House REIT Investment Corp.	640	1,451
Daiwa Securities Group, Inc.	384,400	1,718
Denso Corp.	126,000	6,702
Dentsu Group, Inc.	63,018	1,894
Disco Corp.	8,700	2,049
East Japan Railway Co.	89,912	4,600
Eisai Co. Ltd.	74,700	3,154
ENEOS Holdings, Inc.	910,997	3,439
FANUC Corp.	55,700	8,731
Fast Retailing Co. Ltd.	17,000	8,890
Fuji Electric Co. Ltd.	38,600	1,601
FUJIFILM Holdings Corp.	105,000	5,638
Fujitsu Ltd.	57,800	7,235
GLP J-REIT	1,264	1,545
GMO Payment Gateway, Inc.	12,500	881
Hakuhodo DY Holdings, Inc.	69,000	634
Hamamatsu Photonics K.K.	42,370	1,647
Hankyu Hanshin Holdings, Inc.	67,000	1,828
Hikari Tsushin, Inc.	5,800	595
Hirose Electric Co. Ltd.	8,328	1,100
Hitachi Construction Machinery Co. Ltd.	29,900	663
Hitachi Ltd.	283,800	13,447
Hitachi Metals Ltd.*	63,000	953
Honda Motor Co. Ltd.	479,000	11,587
Hoshizaki Corp.	32,200	961
Hoya Corp.	108,100	9,241
Hulic Co. Ltd.	108,100	837
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Ibiden Co. Ltd.	32,200	$900
Idemitsu Kosan Co. Ltd.	62,488	1,501
Iida Group Holdings Co. Ltd.	41,264	636
Inpex Corp.	304,800	3,290
Isuzu Motors Ltd.	175,400	1,934
Ito En Ltd.	15,900	712
ITOCHU Corp.	349,000	9,439
Itochu Techno-Solutions Corp.	27,600	673
Japan Airlines Co. Ltd.*	42,200	739
Japan Exchange Group, Inc.	147,200	2,126
Japan Metropolitan Fund Invest	2,099	1,636
Japan Post Bank Co. Ltd.	120,500	937
Japan Post Holdings Co. Ltd.	729,000	5,209
Japan Post Insurance Co. Ltd.	58,100	930
Japan Real Estate Investment Corp.	359	1,651
Japan Tobacco, Inc.	347,000	6,002
JFE Holdings, Inc.	142,800	1,502
JSR Corp.	53,700	1,395
Kajima Corp.	129,800	1,490
Kakaku.com, Inc.	39,200	647
Kansai Electric Power (The) Co., Inc.	202,000	2,001
Kao Corp.	137,300	5,541
KDDI Corp.	475,700	15,042
Keio Corp.	30,300	1,085
Keisei Electric Railway Co. Ltd.	37,600	1,037
Keyence Corp.	57,056	19,526
Kikkoman Corp.	43,100	2,289
Kintetsu Group Holdings Co. Ltd.	51,300	1,596
Kirin Holdings Co. Ltd.	243,000	3,830
Kobayashi Pharmaceutical Co. Ltd.	16,000	987
Kobe Bussan Co. Ltd.	43,600	1,067
Koei Tecmo Holdings Co. Ltd.	18,720	605
Koito Manufacturing Co. Ltd.	31,414	998
Komatsu Ltd.	273,900	6,097
Konami Holdings Corp.	27,600	1,529
Kose Corp.	9,600	874
Kubota Corp.	296,500	4,435
Kurita Water Industries Ltd.	28,900	1,051
Kyocera Corp.	95,400	5,106
Kyowa Kirin Co. Ltd.	75,100	1,689
Lasertec Corp.	22,500	2,657
Lixil Corp.	87,900	1,647
M3, Inc.	131,400	3,781
Makita Corp.	65,000	1,622

EQUITY FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Marubeni Corp.	458,500	$4,139
Mazda Motor Corp.	167,700	1,373
McDonald's Holdings Co. Japan Ltd.	24,200	881
MEIJI Holdings Co. Ltd.	32,426	1,592
MINEBEA MITSUMI, Inc.	109,100	1,860
MISUMI Group, Inc.	82,100	1,733
Mitsubishi Chemical Holdings Corp.	373,300	2,024
Mitsubishi Corp.	371,200	11,038
Mitsubishi Electric Corp.	559,800	5,992
Mitsubishi Estate Co. Ltd.	342,500	4,974
Mitsubishi HC Capital, Inc.	188,300	869
Mitsubishi Heavy Industries Ltd.	94,700	3,315
Mitsubishi UFJ Financial Group, Inc.	3,501,295	18,734
Mitsui & Co. Ltd.	408,000	9,010
Mitsui Chemicals, Inc.	55,200	1,177
Mitsui Fudosan Co. Ltd.	267,900	5,765
Mitsui OSK Lines Ltd.	100,900	2,317
Mizuho Financial Group, Inc.	711,218	8,087
MonotaRO Co. Ltd.	75,300	1,120
MS&AD Insurance Group Holdings, Inc.	131,843	4,042
Murata Manufacturing Co. Ltd.	167,891	9,093
NEC Corp.	71,000	2,760
Nexon Co. Ltd.	147,700	3,026
NGK Insulators Ltd.	74,300	1,002
Nidec Corp.	130,200	8,051
Nihon M&A Center, Inc.	91,200	971
Nintendo Co. Ltd.	32,500	14,046
Nippon Building Fund, Inc.	442	2,199
NIPPON EXPRESS HOLDINGS, Inc.	22,800	1,239
Nippon Paint Holdings Co. Ltd.	241,300	1,800
Nippon Prologis REIT, Inc.	608	1,495
Nippon Sanso Holdings Corp.	51,400	820
Nippon Shinyaku Co. Ltd.	14,100	858
Nippon Steel Corp.	239,761	3,346
Nippon Telegraph & Telephone Corp.	351,712	10,098
Nippon Yusen K.K.	48,100	3,300
Nissan Chemical Corp.	38,300	1,766
Nissan Motor Co. Ltd.	684,400	2,668
Nisshin Seifun Group, Inc.	56,505	662
Nissin Foods Holdings Co. Ltd.	19,000	1,312
Nitori Holdings Co. Ltd.	23,800	2,259
Nitto Denko Corp.	41,700	2,701
Nomura Holdings, Inc.	838,900	3,068
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Nomura Real Estate Holdings, Inc.	32,700	$802
Nomura Real Estate Master Fund, Inc.	1,254	1,566
Nomura Research Institute Ltd.	99,222	2,642
NTT Data Corp.	186,200	2,557
Obayashi Corp.	194,800	1,415
Obic Co. Ltd.	20,500	2,902
Odakyu Electric Railway Co. Ltd.	87,200	1,174
Oji Holdings Corp.	235,200	1,020
Olympus Corp.	365,600	7,353
Omron Corp.	55,400	2,817
Ono Pharmaceutical Co. Ltd.	108,500	2,785
Open House Group Co. Ltd.	24,600	980
Oracle Corp. Japan	10,900	630
Oriental Land Co. Ltd.	58,500	8,147
ORIX Corp.	348,200	5,845
Osaka Gas Co. Ltd.	113,000	2,170
Otsuka Corp.	34,200	1,010
Otsuka Holdings Co. Ltd.	113,515	4,033
Pan Pacific International Holdings Corp.	113,000	1,804
Panasonic Corp.	648,800	5,249
Persol Holdings Co. Ltd.	52,700	959
Rakuten Group, Inc.	261,700	1,182
Recruit Holdings Co. Ltd.	421,700	12,436
Renesas Electronics Corp.*	337,400	3,044
Resona Holdings, Inc.	628,910	2,356
Ricoh Co. Ltd.	169,800	1,321
Rohm Co. Ltd.	26,600	1,842
SBI Holdings, Inc.	73,960	1,448
SCSK Corp.	45,500	766
Secom Co. Ltd.	62,200	3,845
Seiko Epson Corp.	81,000	1,147
Sekisui Chemical Co. Ltd.	114,300	1,566
Sekisui House Ltd.	178,400	3,122
Seven & i Holdings Co. Ltd.	221,200	8,575
SG Holdings Co. Ltd.	86,500	1,460
Sharp Corp.	74,000	573
Shimadzu Corp.	70,400	2,228
Shimano, Inc.	21,300	3,603
Shimizu Corp.	164,100	908
Shin-Etsu Chemical Co. Ltd.	109,500	12,361
Shionogi & Co. Ltd.	77,700	3,928
Shiseido Co. Ltd.	117,400	4,717
Shizuoka Bank (The) Ltd.	123,300	741
SMC Corp.	16,900	7,541

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
SoftBank Corp.	845,800	$9,388
SoftBank Group Corp.	352,800	13,634
Sompo Holdings, Inc.	93,245	4,114
Sony Group Corp.	369,800	30,221
Square Enix Holdings Co. Ltd.	25,700	1,139
Subaru Corp.	180,800	3,216
SUMCO Corp.	100,100	1,288
Sumitomo Chemical Co. Ltd.	449,700	1,756
Sumitomo Corp.	327,700	4,482
Sumitomo Electric Industries Ltd.	199,500	2,206
Sumitomo Metal Mining Co. Ltd.	73,300	2,297
Sumitomo Mitsui Financial Group, Inc.	383,542	11,391
Sumitomo Mitsui Trust Holdings, Inc.	96,819	2,983
Sumitomo Realty & Development Co. Ltd.	90,000	2,379
Suntory Beverage & Food Ltd.	41,800	1,581
Suzuki Motor Corp.	109,600	3,448
Sysmex Corp.	49,798	3,001
T&D Holdings, Inc.	154,300	1,844
Taisei Corp.	57,700	1,798
Takeda Pharmaceutical Co. Ltd.	439,566	12,353
TDK Corp.	115,600	3,575
Terumo Corp.	189,900	5,726
TIS, Inc.	66,600	1,746
Tobu Railway Co. Ltd.	56,400	1,290
Toho Co. Ltd.	33,000	1,194
Tokio Marine Holdings, Inc.	184,400	10,746
Tokyo Electric Power Co. Holdings, Inc.*	452,500	1,892
Tokyo Electron Ltd.	43,800	14,207
Tokyo Gas Co. Ltd.	116,900	2,419
Tokyu Corp.	153,500	1,809
TOPPAN, Inc.	77,000	1,287
Toray Industries, Inc.	394,900	2,217
Toshiba Corp.	114,400	4,653
Tosoh Corp.	77,100	958
TOTO Ltd.	42,900	1,418
Toyota Industries Corp.	43,300	2,684
Toyota Motor Corp.	3,113,220	47,946
Toyota Tsusho Corp.	62,200	2,033
Trend Micro, Inc.	40,100	1,952
Unicharm Corp.	120,000	4,018
USS Co. Ltd.	64,300	1,112
Welcia Holdings Co. Ltd.	27,100	543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
West Japan Railway Co.	64,300	$2,367
Yakult Honsha Co. Ltd.	36,900	2,130
Yamaha Corp.	40,100	1,651
Yamaha Motor Co. Ltd.	89,100	1,634
Yamato Holdings Co. Ltd.	88,600	1,416
Yaskawa Electric Corp.	70,300	2,267
Yokogawa Electric Corp.	68,100	1,117
Z Holdings Corp.	793,500	2,321
ZOZO, Inc.	37,200	671
		890,365
Jordan – 0.0%
Hikma Pharmaceuticals PLC	52,388	1,032
Macau – 0.1%
Sands China Ltd.*	721,099	1,761
Netherlands – 4.5%
ABN AMRO Bank N.V. - C.V.A.	126,801	1,426
Adyen N.V.(4) *	6,281	9,233
Aegon N.V.	532,484	2,321
Akzo Nobel N.V.	53,952	3,564
ArcelorMittal S.A.	177,539	4,031
Argenx S.E.*	14,326	5,407
ASM International N.V.	13,870	3,503
ASML Holding N.V.	119,315	57,585
Euronext N.V.	25,722	2,107
EXOR N.V.	31,421	1,972
Heineken Holding N.V.	30,294	2,216
Heineken N.V.	75,357	6,901
IMCD N.V.	16,387	2,264
ING Groep N.V.	1,146,588	11,379
JDE Peet's N.V.	28,152	804
Just Eat Takeaway.com N.V.*	54,494	871
Koninklijke Ahold Delhaize N.V.	308,051	8,028
Koninklijke DSM N.V.	51,017	7,370
Koninklijke KPN N.V.	965,709	3,445
Koninklijke Philips N.V.	257,892	5,596
NN Group N.V.	82,753	3,785
OCI N.V.	31,429	1,036
Prosus N.V.*	242,360	16,017
QIAGEN N.V.*	66,427	3,120
Randstad N.V.	34,425	1,679
Stellantis N.V.	465,853	5,802
Stellantis N.V. (New York Exchange)	173,310	2,142

EQUITY FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Netherlands – 4.5%continued
Universal Music Group N.V.	215,267	$4,349
Wolters Kluwer N.V.	77,429	7,532
		185,485
New Zealand – 0.2%
Auckland International Airport Ltd.*	358,943	1,608
Fisher & Paykel Healthcare Corp. Ltd.	167,074	2,081
Mercury NZ Ltd.	216,235	763
Meridian Energy Ltd.	386,420	1,128
Spark New Zealand Ltd.	528,543	1,584
Xero Ltd.*	40,326	2,146
		9,310
Norway – 0.8%
Adevinta ASA*	83,749	610
Aker BP ASA	94,761	3,275
DNB Bank ASA	274,735	4,945
Equinor ASA	287,570	10,003
Gjensidige Forsikring ASA	59,937	1,217
Kongsberg Gruppen ASA	27,717	997
Mowi ASA	123,839	2,825
Norsk Hydro ASA	398,883	2,249
Orkla ASA	224,183	1,794
Salmar ASA	18,011	1,271
Telenor ASA	200,808	2,675
Yara International ASA	49,834	2,091
		33,952
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	821,168	3,838
Galp Energia SGPS S.A.	141,287	1,656
Jeronimo Martins SGPS S.A.	86,149	1,873
		7,367
Singapore – 1.4%
Ascendas Real Estate Investment Trust	1,020,192	2,094
CapitaLand Integrated Commercial Trust	1,548,616	2,421
Capitaland Investment Ltd.	719,462	1,981
City Developments Ltd.	123,700	726
DBS Group Holdings Ltd.	532,605	11,400
Genting Singapore Ltd.	1,582,580	821
Grab Holdings Ltd., Class A*	326,581	826
Keppel Corp. Ltd.	402,550	1,882
Mapletree Commercial Trust	683,900	902
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Singapore – 1.4%continued
Mapletree Logistics Trust	971,787	$1,176
Oversea-Chinese Banking Corp. Ltd.	991,951	8,145
Sea Ltd. ADR*	106,084	7,093
Singapore Airlines Ltd.*	401,935	1,478
Singapore Exchange Ltd.	254,700	1,736
Singapore Technologies Engineering Ltd.	440,300	1,296
Singapore Telecommunications Ltd.	2,440,025	4,447
United Overseas Bank Ltd.	345,349	6,538
UOL Group Ltd.	122,280	648
Venture Corp. Ltd.	81,100	972
Wilmar International Ltd.	580,000	1,688
		58,270
Spain – 2.5%
Acciona S.A.	7,436	1,374
ACS Actividades de Construccion y Servicios S.A.	66,775	1,620
Aena S.M.E. S.A.*	22,313	2,838
Amadeus IT Group S.A.*	133,025	7,474
Banco Bilbao Vizcaya Argentaria S.A.	1,963,996	8,914
Banco Santander S.A.	5,110,854	14,412
CaixaBank S.A.	1,318,695	4,589
Cellnex Telecom S.A.*	157,147	6,122
EDP Renovaveis S.A.	86,724	2,049
Enagas S.A.	72,079	1,592
Endesa S.A.	95,483	1,802
Ferrovial S.A.	142,881	3,644
Grifols S.A.	89,490	1,693
Iberdrola S.A.	1,689,926	17,536
Industria de Diseno Textil S.A.	322,304	7,299
Naturgy Energy Group S.A.	43,483	1,253
Red Electrica Corp. S.A.	113,053	2,140
Repsol S.A.	426,510	6,280
Siemens Gamesa Renewable Energy S.A.*	71,300	1,346
Telefonica S.A.	1,564,836	7,976
		101,953
Sweden – 3.1%
Alfa Laval AB	88,267	2,130
Assa Abloy AB, Class B	294,697	6,306
Atlas Copco AB, Class A	777,838	7,279
Atlas Copco AB, Class B	461,716	3,867
Boliden AB	80,395	2,557
Electrolux AB, Class B	67,610	911

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Sweden – 3.1%continued
Embracer Group AB*	188,740	$1,441
Epiroc AB, Class A	199,526	3,084
Epiroc AB, Class B	111,843	1,513
EQT AB	87,692	1,823
Essity AB, Class B	179,072	4,675
Evolution AB	54,144	4,930
Fastighets AB Balder, Class B*	191,166	917
Getinge AB, Class B	65,425	1,513
Hennes & Mauritz AB, Class B	213,503	2,552
Hexagon AB, Class B	567,836	5,904
Holmen AB, Class B	28,056	1,139
Husqvarna AB, Class B	123,626	910
Industrivarden AB, Class A	35,290	795
Industrivarden AB, Class C	47,561	1,059
Indutrade AB	82,568	1,508
Investment AB Latour, Class B	43,691	865
Investor AB, Class A	145,759	2,619
Investor AB, Class B	535,480	8,813
Kinnevik AB, Class B*	73,763	1,190
L E Lundbergforetagen AB, Class B	22,433	913
Lifco AB, Class B	68,727	1,105
Nibe Industrier AB, Class B	451,273	3,392
Sagax AB, Class B	57,072	1,054
Sandvik AB	308,545	5,009
Securitas AB, Class B	91,348	793
Sinch AB*	157,666	511
Skandinaviska Enskilda Banken AB, Class A	481,173	4,728
Skanska AB, Class B	97,142	1,491
SKF AB, Class B	113,684	1,675
Svenska Cellulosa AB S.C.A., Class B	178,894	2,675
Svenska Handelsbanken AB, Class A	430,310	3,681
Swedbank AB, Class A	268,342	3,395
Swedish Match AB	468,268	4,781
Swedish Orphan Biovitrum AB*	50,667	1,097
Tele2 AB, Class B	149,665	1,705
Telefonaktiebolaget LM Ericsson, Class B	853,720	6,372
Telia Co. AB	775,279	2,970
Volvo AB, Class A	61,781	995
Volvo AB, Class B	444,974	6,897
Volvo Car AB, Class B*	176,529	1,172
		126,711
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Switzerland – 10.8%
ABB Ltd. (Registered)	483,237	$12,915
Adecco Group A.G. (Registered)	48,522	1,651
Alcon, Inc.	146,757	10,252
Bachem Holding A.G., Class B (Registered)	9,370	651
Baloise Holding A.G. (Registered)	13,314	2,185
Barry Callebaut A.G. (Registered)	1,018	2,280
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	309	3,143
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	32	3,355
Cie Financiere Richemont S.A., Class A (Registered)	152,876	16,281
Clariant A.G. (Registered)*	61,024	1,163
Coca-Cola HBC A.G. - CDI	60,332	1,340
Credit Suisse Group A.G. (Registered)	786,175	4,476
EMS-Chemie Holding A.G. (Registered)	2,120	1,579
Geberit A.G. (Registered)	10,598	5,097
Givaudan S.A. (Registered)	2,718	9,606
Glencore PLC*	2,892,277	15,673
Holcim A.G.*	123,298	5,281
Holcim A.G. (OTC US Exchange)*	38,348	1,648
Julius Baer Group Ltd.	63,794	2,947
Kuehne + Nagel International A.G. (Registered)	16,129	3,819
Logitech International S.A. (Registered)	51,268	2,669
Lonza Group A.G. (Registered)	21,914	11,685
Nestle S.A. (Registered)	826,813	97,003
Novartis A.G. (Registered)	642,720	54,369
Partners Group Holding A.G.	6,634	5,985
Roche Holding A.G. (Bearer)	7,618	2,941
Roche Holding A.G. (Genusschein)	206,510	68,939
Schindler Holding A.G. (Participation Certificate)	12,209	2,229
Schindler Holding A.G. (Registered)	6,195	1,115
SGS S.A. (Registered)	1,829	4,190
Sika A.G. (Registered)	42,484	9,801
Sonova Holding A.G. (Registered)	15,734	5,011
STMicroelectronics N.V.	198,411	6,308
Straumann Holding A.G. (Registered)	32,014	3,851
Swatch Group (The) A.G. (Bearer)	8,382	1,989
Swatch Group (The) A.G. (Registered)	16,434	730
Swiss Life Holding A.G. (Registered)	9,307	4,537
Swiss Prime Site A.G. (Registered)	22,746	1,996
Swiss Re A.G.	88,221	6,842

EQUITY FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Switzerland – 10.8%continued
Swisscom A.G. (Registered)	7,658	$4,239
Temenos A.G. (Registered)	18,841	1,608
UBS Group A.G. (Registered)	1,037,277	16,744
VAT Group A.G.	7,731	1,846
Vifor Pharma A.G.*	13,529	2,345
Zurich Insurance Group A.G.	44,100	19,195
		443,509
United Kingdom – 15.1%
3i Group PLC	285,885	3,862
Abrdn PLC	661,578	1,289
Admiral Group PLC	54,346	1,485
Anglo American PLC	371,478	13,264
Ashtead Group PLC	130,069	5,456
Associated British Foods PLC	102,489	1,981
AstraZeneca PLC	454,933	59,633
Auto Trader Group PLC(4)	279,279	1,889
AVEVA Group PLC	33,903	926
Aviva PLC	827,878	4,045
BAE Systems PLC	920,288	9,308
Barclays PLC	4,900,607	9,175
Barratt Developments PLC	289,942	1,616
Berkeley Group Holdings PLC*	33,040	1,499
BP PLC	5,704,155	26,866
British American Tobacco PLC	638,610	27,369
British Land (The) Co. PLC	263,252	1,434
BT Group PLC	2,066,364	4,689
Bunzl PLC	100,359	3,324
Burberry Group PLC	119,332	2,387
CNH Industrial N.V.	302,033	3,506
Coca-Cola Europacific Partners PLC	59,614	3,077
Compass Group PLC	522,029	10,687
Croda International PLC	41,072	3,239
Diageo PLC	679,687	29,323
Entain PLC*	174,765	2,652
Ferguson PLC	64,081	7,175
GSK PLC	1,493,615	32,116
Halma PLC	112,064	2,763
Hargreaves Lansdown PLC	108,563	1,042
HSBC Holdings PLC	5,944,610	38,782
Imperial Brands PLC	266,694	5,961
Informa PLC*	444,172	2,862
InterContinental Hotels Group PLC	53,706	2,847
Intertek Group PLC	48,117	2,466
J Sainsbury PLC	494,001	1,227
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 15.1%continued
JD Sports Fashion PLC	772,306	$1,086
Johnson Matthey PLC	55,225	1,296
Kingfisher PLC	607,895	1,808
Land Securities Group PLC	211,559	1,711
Legal & General Group PLC	1,741,053	5,082
Lloyds Banking Group PLC	20,851,422	10,755
London Stock Exchange Group PLC	96,840	9,002
M&G PLC	749,696	1,777
Melrose Industries PLC	1,239,903	2,264
Mondi PLC	143,339	2,543
National Grid PLC	1,070,375	13,717
NatWest Group PLC	1,669,017	4,440
Next PLC	38,830	2,772
Ocado Group PLC*	148,957	1,417
Pearson PLC	203,163	1,856
Persimmon PLC	92,030	2,089
Phoenix Group Holdings PLC	224,737	1,617
Prudential PLC	806,657	10,034
Reckitt Benckiser Group PLC	211,040	15,851
RELX PLC (London Exchange)	569,966	15,391
Rentokil Initial PLC	539,744	3,120
Rio Tinto PLC	329,071	19,677
Rolls-Royce Holdings PLC*	2,496,240	2,525
Sage Group (The) PLC	297,510	2,301
Schroders PLC	36,730	1,196
Segro PLC	356,852	4,244
Severn Trent PLC	74,475	2,466
Shell PLC	2,232,002	58,245
Smith & Nephew PLC	259,648	3,630
Smiths Group PLC	115,800	1,975
Spirax-Sarco Engineering PLC	21,727	2,615
SSE PLC	314,921	6,226
St. James's Place PLC	154,848	2,081
Standard Chartered PLC	762,739	5,751
Taylor Wimpey PLC	1,042,287	1,482
Tesco PLC	2,247,023	6,989
Unilever PLC	752,044	34,229
United Utilities Group PLC	196,781	2,444
Vodafone Group PLC	7,900,275	12,187

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 15.1%continued
Whitbread PLC	56,603	$1,710
WPP PLC	331,082	3,327
		616,150
Total Common Stocks
(Cost $3,022,969)		3,998,488

PREFERRED STOCKS – 0.4% (1)
Germany – 0.4%
Bayerische Motoren Werke A.G., 8.62%(5)	15,945	1,130
Henkel A.G. & Co. KGaA, 3.15%(5)	51,719	3,186
Porsche Automobil Holding S.E., 4.04%(5)	45,367	3,001
Sartorius A.G., 0.38%(5)	7,323	2,558
Volkswagen A.G., 5.9%(5)	54,363	7,259
		17,134
Total Preferred Stocks
(Cost $14,434)		17,134

INVESTMENT COMPANIES – 1.1%
iShares Core MSCI EAFE ETF	430,000	25,306
iShares MSCI EAFE ETF	191,300	11,954
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(6) (7)	6,444,853	6,445
Total Investment Companies
(Cost $44,305)		43,705

Total Investments – 99.1%
(Cost $3,081,708)		4,059,327
Other Assets less Liabilities – 0.9%		36,248
Net Assets – 100.0%		$4,095,575

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of this restricted illiquid security amounted to approximately$0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	6,641	Euro	6,308	9/21/22	$10
BNP	United States Dollar	134	Swiss Franc	132	9/21/22	5
Citibank	United States Dollar	328	Hong Kong Dollar	2,566	9/21/22	—*
JPMorgan Chase	Euro	1,940	United States Dollar	2,052	9/21/22	7
JPMorgan Chase	United States Dollar	219	Norwegian Krone	2,153	9/21/22	—*
Subtotal Appreciation						22
BNP	Danish Krone	71	United States Dollar	10	9/21/22	—*
BNP	United States Dollar	4,689	British Pound	3,840	9/21/22	(7)
BNP	United States Dollar	129	New Zealand Dollar	205	9/21/22	(1)
BNP	United States Dollar	2,006	Swedish Krona	20,282	9/21/22	(16)

EQUITY FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	53	Singapore Dollar	73	9/21/22	$—*
JPMorgan Chase	United States Dollar	1,676	Australian Dollar	2,375	9/21/22	(36)
UBS	United States Dollar	2,838	Japanese Yen	378,110	9/21/22	(34)
Subtotal Depreciation						(94)
Total						$(72)

*	Amounts round to less than a thousand.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	454	$16,371	Long	9/22	$(276)
FTSE 100 Index (British Pound)	105	9,102	Long	9/22	(60)
Hang Seng Index (Hong Kong Dollar)	7	970	Long	7/22	(3)
SPI 200 Index (Australian Dollar)	47	5,240	Long	9/22	(311)
Topix Index (Japanese Yen)	71	9,788	Long	9/22	(278)
Total					$(928)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	30.1%
Japanese Yen	21.7
British Pound	15.6
Swiss Franc	10.2
Australian Dollar	7.7
All other currencies less than 5%	13.8
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$1,970	$307,721	$—	$309,691
Germany	19,948	271,611	—	291,559
Hong Kong	908	132,368	—	133,276
Ireland	1,657	35,013	—	36,670
Israel	10,354	20,040	—	30,394
Italy	3,568	75,106	—	78,674
Netherlands	2,142	183,343	—	185,485
Singapore	7,919	50,351	—	58,270
United Kingdom	3,077	613,073	—	616,150
All Other Countries(1)	—	2,258,319	—	2,258,319
Total Common Stocks	51,543	3,946,945	—	3,998,488
Preferred Stocks	—	17,134	—	17,134
Investment Companies	43,705	—	—	43,705
Total Investments	$95,248	$3,964,079	$—	$4,059,327
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22
Liabilities
Forward Foreign Currency Exchange Contracts	—	(94)	—	(94)
Futures Contracts	(928)	—	—	(928)
Total Other Financial Instruments	$(928)	$(72)	$—	$(1,000)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,601	$72,484	$75,640	$10	$6,445	6,444,853
EQUITY FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP CORE FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 1.6%
General Dynamics Corp.	9,167	$2,028
Lockheed Martin Corp.	3,797	1,633
Northrop Grumman Corp.	263	126
		3,787
Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	8,971	874
United Parcel Service, Inc., Class B	14,850	2,711
		3,585
Automobiles – 1.5%
Harley-Davidson, Inc.	8,563	271
Tesla, Inc.*	4,916	3,311
		3,582
Banks – 3.2%
Bank of America Corp.	61,096	1,902
Citigroup, Inc.	30,015	1,380
Fifth Third Bancorp	25,479	856
JPMorgan Chase & Co.	11,872	1,337
U.S. Bancorp	7,001	322
Wells Fargo & Co.	51,379	2,013
		7,810
Beverages – 0.9%
Coca-Cola (The) Co.	31,627	1,990
PepsiCo, Inc.	1,005	167
		2,157
Biotechnology – 2.3%
AbbVie, Inc.	10,534	1,613
Amgen, Inc.	11,408	2,776
Regeneron Pharmaceuticals, Inc.*	1,813	1,072
		5,461
Building Products – 0.2%
A.O. Smith Corp.	9,076	496
Capital Markets – 2.5%
Ameriprise Financial, Inc.	3,177	755
Bank of New York Mellon (The) Corp.	43,508	1,815
Goldman Sachs Group (The), Inc.	5,791	1,720
Jefferies Financial Group, Inc.	50,377	1,391
Virtu Financial, Inc., Class A	18,865	442
		6,123
Chemicals – 2.0%
CF Industries Holdings, Inc.	1,711	147
Chemours (The) Co.	1,521	49
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Chemicals – 2.0%continued
Dow, Inc.	35,109	$1,812
Huntsman Corp.	9,220	261
Olin Corp.	29,434	1,362
Westlake Corp.	12,848	1,259
		4,890
Communications Equipment – 1.1%
Cisco Systems, Inc.	64,645	2,757
Consumer Finance – 0.8%
Discover Financial Services	9,185	869
SLM Corp.	72,690	1,158
		2,027
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc., Class B*	9,920	2,708
Voya Financial, Inc.	25,916	1,543
		4,251
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	39,430	2,001
Electric Utilities – 1.9%
Constellation Energy Corp.	13,684	784
Edison International	952	60
Entergy Corp.	193	22
Exelon Corp.	41,053	1,860
FirstEnergy Corp.	22,170	851
IDACORP, Inc.	4,642	492
NRG Energy, Inc.	11,593	442
		4,511
Electrical Equipment – 0.8%
Acuity Brands, Inc.	8,944	1,378
Emerson Electric Co.	8,090	643
		2,021
Electronic Equipment, Instruments & Components – 0.5%
Arrow Electronics, Inc.*	11,297	1,266
Entertainment – 0.7%
Activision Blizzard, Inc.	5,966	465
Electronic Arts, Inc.	1,922	234
Liberty Media Corp.-Liberty Formula One, Class C*	2,588	164
Netflix, Inc.*	960	168
World Wrestling Entertainment, Inc., Class A	9,348	584
		1,615

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Equity Real Estate Investment Trusts – 2.3%
Equity Residential	15,792	$1,141
Host Hotels & Resorts, Inc.	30,950	485
Lamar Advertising Co., Class A	3,787	333
Rayonier, Inc.	42,838	1,601
Simon Property Group, Inc.	3,916	372
Weyerhaeuser Co.	53,448	1,770
		5,702
Food & Staples Retailing – 1.2%
Albertsons Cos., Inc., Class A	2,040	55
Costco Wholesale Corp.	318	152
Kroger (The) Co.	35,291	1,670
Walmart, Inc.	9,260	1,126
		3,003
Food Products – 1.9%
Archer-Daniels-Midland Co.	4,978	386
General Mills, Inc.	30,510	2,302
Tyson Foods, Inc., Class A	22,024	1,896
		4,584
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	27,886	3,030
Envista Holdings Corp.*	4,817	185
Hologic, Inc.*	7,340	509
ICU Medical, Inc.*	1,338	220
IDEXX Laboratories, Inc.*	3,225	1,131
Medtronic PLC	7,914	710
		5,785
Health Care Providers & Services – 3.8%
HCA Healthcare, Inc.	3,937	662
Laboratory Corp. of America Holdings	7,368	1,727
McKesson Corp.	2,106	687
Quest Diagnostics, Inc.	7,483	995
UnitedHealth Group, Inc.	10,008	5,140
		9,211
Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.*	185	323
Boyd Gaming Corp.	11,440	569
McDonald's Corp.	4,322	1,067
Starbucks Corp.	6,503	497
Yum! Brands, Inc.	2,545	289
		2,745
Household Durables – 0.4%
NVR, Inc.*	258	1,033
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Household Products – 1.4%
Colgate-Palmolive Co.	11,948	$958
Procter & Gamble (The) Co.	17,088	2,457
		3,415
Independent Power & Renewable Electricity Producers – 0.6%
AES (The) Corp.	64,256	1,350
Industrial Conglomerates – 0.8%
3M Co.	14,171	1,834
Insurance – 2.1%
Aflac, Inc.	32,315	1,788
Brighthouse Financial, Inc.*	26,875	1,102
MetLife, Inc.	31,320	1,967
Prudential Financial, Inc.	1,472	141
		4,998
Interactive Media & Services – 5.8%
Alphabet, Inc., Class A*	4,988	10,870
Meta Platforms, Inc., Class A*	19,966	3,220
		14,090
Internet & Direct Marketing Retail – 2.9%
Amazon.com, Inc.*	59,800	6,351
eBay, Inc.	17,927	747
		7,098
IT Services – 4.8%
Accenture PLC, Class A	9,691	2,691
Automatic Data Processing, Inc.	2,838	596
Cognizant Technology Solutions Corp., Class A	24,579	1,659
Concentrix Corp.	5,437	737
Gartner, Inc.*	2,078	503
International Business Machines Corp.	6,697	946
Mastercard, Inc., Class A	2,596	819
Paychex, Inc.	10,894	1,240
SS&C Technologies Holdings, Inc.	22,584	1,311
Visa, Inc., Class A	5,969	1,175
		11,677
Life Sciences Tools & Services – 1.7%
Danaher Corp.	180	46
IQVIA Holdings, Inc.*	559	121
Mettler-Toledo International, Inc.*	902	1,036
Thermo Fisher Scientific, Inc.	1,611	875
Waters Corp.*	5,959	1,973
		4,051

EQUITY FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Machinery – 1.9%
Allison Transmission Holdings, Inc.	33,599	$1,292
Crane Holdings Co.	17,735	1,553
Snap-on, Inc.	8,568	1,688
		4,533
Media – 1.7%
Comcast Corp., Class A	8,875	348
Fox Corp., Class A	29,778	958
Interpublic Group of (The) Cos., Inc.	30,344	835
Nexstar Media Group, Inc., Class A	2,306	376
Omnicom Group, Inc.	24,560	1,562
		4,079
Metals & Mining – 0.5%
Cleveland-Cliffs, Inc.*	5,398	83
Nucor Corp.	11,601	1,211
		1,294
Multiline Retail – 0.6%
Kohl's Corp.	11,092	396
Target Corp.	7,698	1,087
		1,483
Multi-Utilities – 0.5%
Ameren Corp.	2,457	222
Public Service Enterprise Group, Inc.	15,895	1,006
		1,228
Oil, Gas & Consumable Fuels – 4.5%
Chevron Corp.	4,974	720
Continental Resources, Inc.	1,075	70
EOG Resources, Inc.	2,690	297
Exxon Mobil Corp.	52,883	4,529
Marathon Oil Corp.	78,590	1,767
Marathon Petroleum Corp.	15,008	1,234
Occidental Petroleum Corp.	38,072	2,242
		10,859
Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	38,844	2,991
Eli Lilly & Co.	242	79
Johnson & Johnson	29,600	5,254
Merck & Co., Inc.	1,801	164
Pfizer, Inc.	74,722	3,918
		12,406
Professional Services – 0.5%
Robert Half International, Inc.	17,193	1,288
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	15,565	$1,146
Road & Rail – 0.7%
Landstar System, Inc.	12,525	1,821
Semiconductors & Semiconductor Equipment – 5.5%
Advanced Micro Devices, Inc.*	2,454	188
Applied Materials, Inc.	13,402	1,219
Broadcom, Inc.	6,085	2,956
KLA Corp.	5,485	1,750
Lam Research Corp.	85	36
Microchip Technology, Inc.	11,942	694
NVIDIA Corp.	12,501	1,895
QUALCOMM, Inc.	16,628	2,124
Texas Instruments, Inc.	15,836	2,433
		13,295
Software – 7.4%
Adobe, Inc.*	2,836	1,038
Microsoft Corp.	61,884	15,894
NortonLifeLock, Inc.	8,863	194
Oracle Corp.	10,543	737
Teradata Corp.*	1,819	67
		17,930
Specialty Retail – 2.9%
AutoNation, Inc.*	4,168	466
AutoZone, Inc.*	995	2,138
Bath & Body Works, Inc.	9,920	267
Dick's Sporting Goods, Inc.	6,212	468
Home Depot (The), Inc.	7,635	2,094
Lowe's Cos., Inc.	944	165
O'Reilly Automotive, Inc.*	812	513
Williams-Sonoma, Inc.	7,522	835
		6,946
Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	126,012	17,228
HP, Inc.	18,304	600
NetApp, Inc.	1,901	124
Seagate Technology Holdings PLC	3,311	237
		18,189
Textiles, Apparel & Luxury Goods – 0.8%
Ralph Lauren Corp.	9,635	864
Tapestry, Inc.	36,697	1,120
		1,984

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Tobacco – 1.5%
Altria Group, Inc.	25,765	$1,076
Philip Morris International, Inc.	26,318	2,599
		3,675
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc.	977	444
Total Common Stocks
(Cost $185,261)		241,516

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	808,082	808
Total Investment Companies
(Cost $808)		808

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.82%, 11/25/22(3) (4)	$215	$213
	Total Short-Term Investments
	(Cost $213)	213

	Total Investments – 100.0%
	(Cost $186,282)	242,537
	Liabilities less Other Assets – (0.0%)	(15)
	NET ASSETS – 100.0%	$242,522

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	5	$947	Long	9/22	$—*

*	Amount rounds to less than one thousand.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.6%
Investment Companies	0.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$241,516	$—	$—	$241,516
Investment Companies	808	—	—	808
Short-Term Investments	—	213	—	213
Total Investments	$242,324	$213	$—	$242,537
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$—*	$—	$—	$—*

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

EQUITY FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$811	$5,840	$5,843	$1	$808	808,082
NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.8%
Curtiss-Wright Corp.	1,106	$146
General Dynamics Corp.	3,557	787
Raytheon Technologies Corp.	1,473	142
		1,075
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	3,123	304
Auto Components – 0.2%
Gentex Corp.	5,190	145
Banks – 8.2%
Bank of America Corp.	38,084	1,186
Citigroup, Inc.	14,712	677
Fifth Third Bancorp	760	25
JPMorgan Chase & Co.	13,231	1,490
Prosperity Bancshares, Inc.	4,759	325
SVB Financial Group*	917	362
U.S. Bancorp	16,753	771
		4,836
Biotechnology – 2.7%
Biogen, Inc.*	2,371	484
Gilead Sciences, Inc.	13,979	864
Horizon Therapeutics PLC*	2,726	217
		1,565
Building Products – 0.8%
Builders FirstSource, Inc.*	2,787	150
Carrier Global Corp.	9,715	346
		496
Capital Markets – 2.4%
Affiliated Managers Group, Inc.	2,571	300
Bank of New York Mellon (The) Corp.	11,943	498
Goldman Sachs Group (The), Inc.	784	233
Jefferies Financial Group, Inc.	10,093	279
Morgan Stanley	592	45
State Street Corp.	756	46
		1,401
Chemicals – 2.4%
Dow, Inc.	11,072	571
Eastman Chemical Co.	2,948	265
LyondellBasell Industries N.V., Class A	3,692	323
Olin Corp.	5,412	250
		1,409
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Communications Equipment – 2.0%
Cisco Systems, Inc.	27,897	$1,190
Construction & Engineering – 0.2%
AECOM	2,043	133
Consumer Finance – 1.4%
Capital One Financial Corp.	5,249	547
Synchrony Financial	9,606	265
		812
Containers & Packaging – 0.5%
International Paper Co.	6,370	266
Diversified Consumer Services – 0.6%
Grand Canyon Education, Inc.*	3,769	355
Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc., Class B*	4,923	1,344
Electric Utilities – 3.7%
Duke Energy Corp.	5,369	576
Entergy Corp.	3,319	374
Evergy, Inc.	5,324	347
Exelon Corp.	9,688	439
Pinnacle West Capital Corp.	1,369	100
PPL Corp.	13,156	357
		2,193
Electrical Equipment – 0.9%
Acuity Brands, Inc.	1,218	188
Hubbell, Inc.	1,875	335
		523
Electronic Equipment, Instruments & Components – 0.9%
Trimble, Inc.*	4,080	238
Zebra Technologies Corp., Class A*	959	282
		520
Entertainment – 1.5%
Liberty Media Corp.-Liberty Formula One, Class C*	3,287	209
Walt Disney (The) Co.*	2,652	250
Warner Bros. Discovery, Inc.*	30,086	404
		863
Equity Real Estate Investment Trusts – 4.7%
Brixmor Property Group, Inc.	8,208	166
Cousins Properties, Inc.	8,734	255
Equity Residential	5,973	431
Healthpeak Properties, Inc.	12,686	329
Host Hotels & Resorts, Inc.	17,995	282
Kilroy Realty Corp.	3,052	160

EQUITY FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 4.7%continued
Medical Properties Trust, Inc.	19,456	$297
National Retail Properties, Inc.	1,139	49
Regency Centers Corp.	5,311	315
SL Green Realty Corp.	2,262	104
WP Carey, Inc.	4,434	368
		2,756
Food & Staples Retailing – 3.1%
Albertsons Cos., Inc., Class A	9,200	246
Kroger (The) Co.	11,849	561
Walmart, Inc.	8,425	1,024
		1,831
Food Products – 2.8%
Campbell Soup Co.	7,458	358
Flowers Foods, Inc.	3,315	87
General Mills, Inc.	9,785	738
Kraft Heinz (The) Co.	6,384	244
Tyson Foods, Inc., Class A	2,751	237
		1,664
Health Care Equipment & Supplies – 2.3%
Becton Dickinson and Co.	1,280	316
Envista Holdings Corp.*	3,072	118
Medtronic PLC	6,893	619
QuidelOrtho Corp.*	1,683	163
Teleflex, Inc.	460	113
		1,329
Health Care Providers & Services – 4.9%
CVS Health Corp.	3,606	334
Elevance Health, Inc.	1,675	808
Henry Schein, Inc.*	3,633	279
Laboratory Corp. of America Holdings	1,538	361
Molina Healthcare, Inc.*	630	176
UnitedHealth Group, Inc.	1,865	958
		2,916
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings, Inc.*	143	250
Choice Hotels International, Inc.	187	21
Domino's Pizza, Inc.	740	288
McDonald's Corp.	3,279	810
Starbucks Corp.	2,802	214
Wyndham Hotels & Resorts, Inc.	2,797	184
Yum! Brands, Inc.	3,412	387
		2,154
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Durables – 0.7%
NVR, Inc.*	76	$304
Whirlpool Corp.	526	82
		386
Household Products – 1.1%
Procter & Gamble (The) Co.	4,504	648
Independent Power & Renewable Electricity Producers – 0.3%
Vistra Corp.	7,745	177
Industrial Conglomerates – 0.0%
General Electric Co.	29	2
Insurance – 5.3%
Aflac, Inc.	10,444	578
Alleghany Corp.*	280	233
American International Group, Inc.	1,585	81
Assured Guaranty Ltd.	1,298	73
Brighthouse Financial, Inc.*	662	27
Globe Life, Inc.	3,621	353
GoHealth, Inc., Class A*	153,964	92
Lincoln National Corp.	1,430	67
Loews Corp.	5,633	334
MetLife, Inc.	11,330	711
Prudential Financial, Inc.	6,037	578
		3,127
IT Services – 2.9%
Cognizant Technology Solutions Corp., Class A	8,540	576
Fidelity National Information Services, Inc.	1,352	124
Genpact Ltd.	5,484	232
Global Payments, Inc.	440	49
International Business Machines Corp.	5,220	737
		1,718
Life Sciences Tools & Services – 1.5%
Danaher Corp.	918	232
QIAGEN N.V. (New York Exchange)*	7,392	349
Thermo Fisher Scientific, Inc.	583	317
		898
Machinery – 3.6%
Crane Holdings Co.	3,597	315
Cummins, Inc.	2,270	439
Dover Corp.	2,530	307
Oshkosh Corp.	3,706	304

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 3.6%continued
Parker-Hannifin Corp.	1,697	$418
Snap-on, Inc.	1,650	325
		2,108
Media – 3.2%
Comcast Corp., Class A	29,206	1,146
Fox Corp., Class A	4,115	132
Interpublic Group of (The) Cos., Inc.	11,397	314
Liberty Media Corp.-Liberty SiriusXM, Class A*	211	8
Nexstar Media Group, Inc., Class A	1,948	317
		1,917
Metals & Mining – 1.4%
Cleveland-Cliffs, Inc.*	7,446	115
Freeport-McMoRan, Inc.	8,450	247
Nucor Corp.	4,414	461
		823
Multi-Utilities – 0.7%
Consolidated Edison, Inc.	4,400	418
Oil, Gas & Consumable Fuels – 6.9%
Chevron Corp.	9,006	1,304
Exxon Mobil Corp.	19,869	1,701
Marathon Petroleum Corp.	5,043	415
Occidental Petroleum Corp.	11,503	677
		4,097
Pharmaceuticals – 8.6%
Bristol-Myers Squibb Co.	15,635	1,204
Johnson & Johnson	5,841	1,037
Merck & Co., Inc.	13,853	1,263
Pfizer, Inc.	30,364	1,592
		5,096
Professional Services – 0.5%
ManpowerGroup, Inc.	1,480	113
Science Applications International Corp.	2,018	188
		301
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.*	1,874	328
Road & Rail – 1.7%
Norfolk Southern Corp.	3,194	726
XPO Logistics, Inc.*	6,291	303
		1,029
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	6,245	$234
Microchip Technology, Inc.	4,788	278
NXP Semiconductors N.V.	287	43
Qorvo, Inc.*	183	17
Skyworks Solutions, Inc.	922	85
Teradyne, Inc.	3,008	269
		926
Software – 2.7%
ANSYS, Inc.*	1,423	341
Intuit, Inc.	561	216
Roper Technologies, Inc.	1,700	671
Synopsys, Inc.*	1,193	362
		1,590
Specialty Retail – 0.8%
AutoNation, Inc.*	1,101	123
Dick's Sporting Goods, Inc.	397	30
Williams-Sonoma, Inc.	2,622	291
		444
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp.*	80	20
Tapestry, Inc.	1,207	37
		57
Thrifts & Mortgage Finance – 0.5%
MGIC Investment Corp.	24,298	306
Total Common Stocks
(Cost $59,647)		58,476

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	426,494	426
Total Investment Companies
(Cost $426)		426

EQUITY FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.82%, 11/25/22(3) (4)	$150	$149
	Total Short-Term Investments
	(Cost $149)	149

	Total Investments – 100.0%
	(Cost $60,222)	59,051
	Liabilities less Other Assets – (0.0%)	(21)
	NET ASSETS – 100.0%	$59,030

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	2	$379	Long	9/22	$2
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Investment Companies	0.7%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$58,476	$—	$—	$58,476
Investment Companies	426	—	—	426
Short-Term Investments	—	149	—	149
Total Investments	$58,902	$149	$—	$59,051
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$403	$1,951	$1,928	$1	$426	426,494
NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 1.3%
Axon Enterprise, Inc.*	72,123	$6,720
Curtiss-Wright Corp.	39,094	5,163
Hexcel Corp.	84,809	4,436
Mercury Systems, Inc.*	58,815	3,783
Woodward, Inc.	60,991	5,641
		25,743
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	102,260	4,425
Airlines – 0.1%
JetBlue Airways Corp.*	327,789	2,744
Auto Components – 1.4%
Adient PLC*	94,937	2,813
Dana, Inc.	142,983	2,012
Fox Factory Holding Corp.*	42,237	3,402
Gentex Corp.	238,101	6,660
Goodyear Tire & Rubber (The) Co.*	283,060	3,031
Lear Corp.	60,212	7,580
Visteon Corp.*	28,704	2,973
		28,471
Automobiles – 0.4%
Harley-Davidson, Inc.	149,932	4,747
Thor Industries, Inc.	55,235	4,128
		8,875
Banks – 6.9%
Associated Banc-Corp	150,135	2,741
Bank of Hawaii Corp.	40,327	3,000
Bank OZK	113,348	4,254
Cadence Bank	184,272	4,327
Cathay General Bancorp	75,878	2,971
Commerce Bancshares, Inc.	110,619	7,262
Cullen/Frost Bankers, Inc.	57,426	6,687
East West Bancorp, Inc.	143,017	9,267
First Financial Bankshares, Inc.	129,093	5,069
First Horizon Corp.	542,194	11,852
FNB Corp.	338,427	3,675
Fulton Financial Corp.	162,194	2,344
Glacier Bancorp, Inc.	109,100	5,174
Hancock Whitney Corp.	87,472	3,878
Home BancShares, Inc.	192,707	4,003
International Bancshares Corp.	52,906	2,120
Old National Bancorp	294,188	4,351
PacWest Bancorp	117,654	3,137
Pinnacle Financial Partners, Inc.	76,821	5,555
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Banks – 6.9%continued
Prosperity Bancshares, Inc.	92,759	$6,333
Synovus Financial Corp.	146,131	5,268
Texas Capital Bancshares, Inc.*	51,872	2,731
UMB Financial Corp.	43,205	3,720
Umpqua Holdings Corp.	217,643	3,650
United Bankshares, Inc.	136,362	4,782
Valley National Bancorp	422,111	4,394
Washington Federal, Inc.	65,060	1,953
Webster Financial Corp.	179,405	7,562
Wintrust Financial Corp.	60,924	4,883
		136,943
Beverages – 0.1%
Boston Beer (The) Co., Inc., Class A*	9,404	2,849
Biotechnology – 1.9%
Arrowhead Pharmaceuticals, Inc.*	105,881	3,728
Exelixis, Inc.*	325,946	6,786
Halozyme Therapeutics, Inc.*	140,142	6,166
Neurocrine Biosciences, Inc.*	96,953	9,451
United Therapeutics Corp.*	45,936	10,825
		36,956
Building Products – 2.4%
Builders FirstSource, Inc.*	175,210	9,409
Carlisle Cos., Inc.	52,389	12,501
Lennox International, Inc.	33,552	6,931
Owens Corning	98,509	7,320
Simpson Manufacturing Co., Inc.	43,333	4,360
Trex Co., Inc.*	114,753	6,245
		46,766
Capital Markets – 1.9%
Affiliated Managers Group, Inc.	39,350	4,588
Evercore, Inc., Class A	41,354	3,871
Federated Hermes, Inc.	93,659	2,978
Interactive Brokers Group, Inc., Class A	87,891	4,835
Janus Henderson Group PLC	168,428	3,960
Jefferies Financial Group, Inc.	194,792	5,380
SEI Investments Co.	104,910	5,667
Stifel Financial Corp.	108,270	6,065
		37,344
Chemicals – 2.7%
Ashland Global Holdings, Inc.	51,580	5,315
Avient Corp.	93,109	3,732
Cabot Corp.	57,499	3,668
Chemours (The) Co.	158,024	5,060

EQUITY FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Chemicals – 2.7%continued
Ingevity Corp.*	38,739	$2,446
Minerals Technologies, Inc.	32,845	2,015
NewMarket Corp.	6,795	2,045
Olin Corp.	140,901	6,521
RPM International, Inc.	130,543	10,276
Scotts Miracle-Gro (The) Co.	40,539	3,202
Sensient Technologies Corp.	42,549	3,428
Valvoline, Inc.	180,377	5,200
		52,908
Commercial Services & Supplies – 1.5%
Brink's (The) Co.	47,029	2,855
Clean Harbors, Inc.*	50,285	4,408
IAA, Inc.*	134,634	4,412
MillerKnoll, Inc.	77,711	2,041
MSA Safety, Inc.	36,735	4,448
Stericycle, Inc.*	92,404	4,052
Tetra Tech, Inc.	54,236	7,406
		29,622
Communications Equipment – 0.8%
Calix, Inc.*	57,039	1,947
Ciena Corp.*	153,423	7,012
Lumentum Holdings, Inc.*	70,133	5,570
Viasat, Inc.*	74,313	2,276
		16,805
Construction & Engineering – 1.8%
AECOM	142,441	9,290
Dycom Industries, Inc.*	30,283	2,818
EMCOR Group, Inc.	51,997	5,354
Fluor Corp.*	143,605	3,495
MasTec, Inc.*	57,380	4,112
MDU Resources Group, Inc.	204,452	5,518
Valmont Industries, Inc.	21,477	4,824
		35,411
Construction Materials – 0.2%
Eagle Materials, Inc.	39,737	4,369
Consumer Finance – 0.5%
FirstCash Holdings, Inc.	39,403	2,739
Navient Corp.	151,709	2,123
SLM Corp.	273,927	4,366
		9,228
Containers & Packaging – 0.9%
AptarGroup, Inc.	66,000	6,812
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Containers & Packaging – 0.9%continued
Greif, Inc., Class A	27,393	$1,709
Silgan Holdings, Inc.	85,216	3,523
Sonoco Products Co.	98,023	5,591
		17,635
Diversified Consumer Services – 1.1%
Graham Holdings Co., Class B	4,014	2,275
Grand Canyon Education, Inc.*	32,333	3,046
H&R Block, Inc.	162,233	5,730
Service Corp. International	160,939	11,124
		22,175
Diversified Financial Services – 0.3%
Voya Financial, Inc.	102,811	6,120
Diversified Telecommunication Services – 0.2%
Iridium Communications, Inc.*	128,583	4,830
Electric Utilities – 1.5%
ALLETE, Inc.	58,133	3,417
Hawaiian Electric Industries, Inc.	110,067	4,502
IDACORP, Inc.	50,817	5,382
OGE Energy Corp.	202,656	7,814
PNM Resources, Inc.	86,116	4,115
Portland General Electric Co.	90,008	4,350
		29,580
Electrical Equipment – 1.8%
Acuity Brands, Inc.	35,138	5,413
EnerSys	42,174	2,487
Hubbell, Inc.	54,143	9,669
nVent Electric PLC	169,089	5,297
Regal Rexnord Corp.	67,493	7,662
Sunrun, Inc.*	213,712	4,992
Vicor Corp.*	21,305	1,166
		36,686
Electronic Equipment, Instruments & Components – 3.3%
Arrow Electronics, Inc.*	67,023	7,513
Avnet, Inc.	99,425	4,263
Belden, Inc.	45,292	2,413
Cognex Corp.	174,974	7,440
Coherent, Inc.*	25,167	6,700
II-VI, Inc.*	107,102	5,457
IPG Photonics Corp.*	35,462	3,338
Jabil, Inc.	142,268	7,286
Littelfuse, Inc.	24,895	6,324
National Instruments Corp.	131,707	4,113

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Electronic Equipment, Instruments & Components – 3.3%continued
TD SYNNEX Corp.	41,475	$3,778
Vishay Intertechnology, Inc.	134,973	2,405
Vontier Corp.	161,515	3,713
		64,743
Energy Equipment & Services – 0.5%
ChampionX Corp.	206,937	4,108
NOV, Inc.	398,815	6,744
		10,852
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	44,168	2,760
Equity Real Estate Investment Trusts – 8.7%
American Campus Communities, Inc.	141,486	9,122
Apartment Income REIT Corp.	158,086	6,577
Brixmor Property Group, Inc.	304,316	6,150
Corporate Office Properties Trust	114,790	3,006
Cousins Properties, Inc.	149,411	4,367
Douglas Emmett, Inc.	179,003	4,006
EastGroup Properties, Inc.	42,333	6,533
EPR Properties	75,144	3,527
First Industrial Realty Trust, Inc.	134,084	6,366
Healthcare Realty Trust, Inc.	154,439	4,201
Highwoods Properties, Inc.	105,443	3,605
Hudson Pacific Properties, Inc.	144,425	2,143
Independence Realty Trust, Inc.	221,948	4,601
JBG SMITH Properties	108,661	2,569
Kilroy Realty Corp.	105,625	5,527
Kite Realty Group Trust	219,779	3,800
Lamar Advertising Co., Class A	87,681	7,713
Life Storage, Inc.	85,575	9,555
Macerich (The) Co.	220,248	1,918
Medical Properties Trust, Inc.	608,717	9,295
National Retail Properties, Inc.	177,125	7,617
National Storage Affiliates Trust	85,706	4,291
Omega Healthcare Investors, Inc.	236,761	6,674
Park Hotels & Resorts, Inc.	234,037	3,176
Pebblebrook Hotel Trust	134,304	2,226
Physicians Realty Trust	229,547	4,006
PotlatchDeltic Corp.	69,488	3,071
PS Business Parks, Inc.	20,551	3,846
Rayonier, Inc.	148,705	5,559
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Rexford Industrial Realty, Inc.	167,342	9,637
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Equity Real Estate Investment Trusts – 8.7%continued
Sabra Health Care REIT, Inc.	235,672	$3,292
SL Green Realty Corp.	64,244	2,965
Spirit Realty Capital, Inc.	136,588	5,160
STORE Capital Corp.	256,461	6,689
		172,790
Food & Staples Retailing – 1.5%
BJ's Wholesale Club Holdings, Inc.*	136,900	8,532
Casey's General Stores, Inc.	37,361	6,911
Grocery Outlet Holding Corp.*	89,430	3,812
Performance Food Group Co.*	155,965	7,171
Sprouts Farmers Market, Inc.*	111,963	2,835
		29,261
Food Products – 1.8%
Darling Ingredients, Inc.*	163,708	9,790
Flowers Foods, Inc.	200,606	5,280
Hain Celestial Group (The), Inc.*	89,523	2,125
Ingredion, Inc.	67,292	5,932
Lancaster Colony Corp.	19,790	2,549
Pilgrim's Pride Corp.*	49,587	1,549
Post Holdings, Inc.*	56,893	4,685
Sanderson Farms, Inc.	21,590	4,653
		36,563
Gas Utilities – 1.7%
National Fuel Gas Co.	92,901	6,136
New Jersey Resources Corp.	97,910	4,360
ONE Gas, Inc.	55,065	4,471
Southwest Gas Holdings, Inc.	67,936	5,916
Spire, Inc.	53,110	3,950
UGI Corp.	211,556	8,168
		33,001
Health Care Equipment & Supplies – 3.3%
Enovis Corp.*	48,014	2,641
Envista Holdings Corp.*	165,229	6,368
Globus Medical, Inc., Class A*	79,637	4,471
Haemonetics Corp.*	51,194	3,337
ICU Medical, Inc.*	20,475	3,366
Inari Medical, Inc.*	34,868	2,370
Integra LifeSciences Holdings Corp.*	71,757	3,877
LivaNova PLC*	53,533	3,344
Masimo Corp.*	51,863	6,777
Neogen Corp.*	107,712	2,595
NuVasive, Inc.*	53,213	2,616
Penumbra, Inc.*	36,053	4,489

EQUITY FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Health Care Equipment & Supplies – 3.3%continued
QuidelOrtho Corp.*	50,278	$4,886
Shockwave Medical, Inc.*	36,364	6,952
STAAR Surgical Co.*	47,876	3,396
Tandem Diabetes Care, Inc.*	65,191	3,858
		65,343
Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.*	91,979	6,221
Amedisys, Inc.*	32,676	3,435
Chemed Corp.	15,199	7,134
Encompass Health Corp.	100,373	5,626
HealthEquity, Inc.*	85,734	5,263
LHC Group, Inc.*	31,556	4,915
Option Care Health, Inc.*	141,249	3,925
Patterson Cos., Inc.	86,869	2,632
Progyny, Inc.*	72,672	2,111
R1 RCM, Inc.*	137,225	2,876
Tenet Healthcare Corp.*	109,462	5,753
		49,891
Hotels, Restaurants & Leisure – 2.5%
Boyd Gaming Corp.	80,319	3,996
Choice Hotels International, Inc.	33,026	3,687
Churchill Downs, Inc.	34,542	6,616
Cracker Barrel Old Country Store, Inc.	23,148	1,933
Light & Wonder, Inc.*	96,122	4,517
Marriott Vacations Worldwide Corp.	41,657	4,840
Papa John's International, Inc.	32,439	2,709
Six Flags Entertainment Corp.*	77,364	1,679
Texas Roadhouse, Inc.	68,514	5,015
Travel + Leisure Co.	85,677	3,326
Wendy's (The) Co.	174,947	3,303
Wingstop, Inc.	29,812	2,229
Wyndham Hotels & Resorts, Inc.	93,055	6,115
		49,965
Household Durables – 1.4%
Helen of Troy Ltd.*	23,914	3,884
KB Home	88,759	2,526
Leggett & Platt, Inc.	134,185	4,640
Taylor Morrison Home Corp.*	119,743	2,797
Tempur Sealy International, Inc.	178,800	3,821
Toll Brothers, Inc.	110,942	4,948
TopBuild Corp.*	32,973	5,512
		28,128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Household Products – 0.1%
Energizer Holdings, Inc.	65,138	$1,847
Insurance – 4.5%
Alleghany Corp.*	13,639	11,363
American Financial Group, Inc.	67,283	9,339
Brighthouse Financial, Inc.*	76,427	3,135
CNO Financial Group, Inc.	118,803	2,149
First American Financial Corp.	109,158	5,777
Hanover Insurance Group (The), Inc.	35,985	5,263
Kemper Corp.	59,999	2,874
Kinsale Capital Group, Inc.	21,705	4,984
Mercury General Corp.	27,533	1,220
Old Republic International Corp.	288,526	6,451
Primerica, Inc.	39,160	4,687
Reinsurance Group of America, Inc.	67,471	7,914
RenaissanceRe Holdings Ltd.	44,876	7,017
RLI Corp.	40,587	4,732
Selective Insurance Group, Inc.	60,635	5,272
Unum Group	204,206	6,947
		89,124
Interactive Media & Services – 0.3%
TripAdvisor, Inc.*	102,785	1,829
Ziff Davis, Inc.*	47,400	3,533
		5,362
IT Services – 2.1%
Bread Financial Holdings, Inc.	49,671	1,841
Concentrix Corp.	43,296	5,873
Euronet Worldwide, Inc.*	50,828	5,113
Genpact Ltd.	171,519	7,265
Kyndryl Holdings, Inc.*	178,727	1,748
Maximus, Inc.	61,599	3,851
Sabre Corp.*	334,724	1,951
Western Union (The) Co.	388,444	6,398
WEX, Inc.*	45,302	7,047
		41,087
Leisure Products – 1.2%
Brunswick Corp.	77,015	5,035
Callaway Golf Co.*	119,051	2,429
Mattel, Inc.*	357,731	7,988
Polaris, Inc.	56,347	5,594
YETI Holdings, Inc.*	86,410	3,739
		24,785
Life Sciences Tools & Services – 1.7%
Azenta, Inc.	75,391	5,436

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Life Sciences Tools & Services – 1.7%continued
Bruker Corp.	100,618	$6,315
Medpace Holdings, Inc.*	27,431	4,105
Repligen Corp.*	51,920	8,432
Sotera Health Co.*	101,523	1,989
Syneos Health, Inc.*	103,249	7,401
		33,678
Machinery – 4.2%
AGCO Corp.	61,539	6,074
Chart Industries, Inc.*	36,430	6,098
Crane Holdings Co.	48,507	4,247
Donaldson Co., Inc.	124,304	5,984
Esab Corp.	45,470	1,989
Flowserve Corp.	131,078	3,753
Graco, Inc.	170,587	10,134
ITT, Inc.	84,859	5,706
Kennametal, Inc.	84,722	1,968
Lincoln Electric Holdings, Inc.	58,972	7,275
Middleby (The) Corp.*	55,214	6,922
Oshkosh Corp.	66,736	5,482
Terex Corp.	71,005	1,943
Timken (The) Co.	67,970	3,606
Toro (The) Co.	105,318	7,982
Watts Water Technologies, Inc., Class A	27,972	3,436
		82,599
Marine – 0.2%
Kirby Corp.*	60,500	3,681
Media – 0.9%
Cable One, Inc.	4,944	6,374
John Wiley & Sons, Inc., Class A	43,282	2,067
New York Times (The) Co., Class A	167,548	4,675
TEGNA, Inc.	224,147	4,700
		17,816
Metals & Mining – 2.8%
Alcoa Corp.	185,902	8,473
Cleveland-Cliffs, Inc.*	481,131	7,395
Commercial Metals Co.	122,902	4,068
Reliance Steel & Aluminum Co.	62,798	10,667
Royal Gold, Inc.	66,643	7,116
Steel Dynamics, Inc.	181,649	12,016
United States Steel Corp.	262,063	4,694
Worthington Industries, Inc.	31,735	1,400
		55,829
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Multiline Retail – 0.8%
Kohl's Corp.	130,708	$4,665
Macy's, Inc.	286,646	5,252
Nordstrom, Inc.	113,930	2,407
Ollie's Bargain Outlet Holdings, Inc.*	59,510	3,496
		15,820
Multi-Utilities – 0.4%
Black Hills Corp.	65,977	4,801
NorthWestern Corp.	54,206	3,194
		7,995
Oil, Gas & Consumable Fuels – 3.4%
Antero Midstream Corp.	331,953	3,004
CNX Resources Corp.*	198,681	3,270
DT Midstream, Inc.	98,390	4,823
EQT Corp.	299,617	10,307
Equitrans Midstream Corp.	407,087	2,589
HF Sinclair Corp.	151,794	6,855
Matador Resources Co.	112,760	5,254
Murphy Oil Corp.	148,401	4,480
PDC Energy, Inc.	96,859	5,968
Range Resources Corp.*	263,031	6,510
Targa Resources Corp.	230,953	13,781
		66,841
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	83,525	4,377
Personal Products – 0.4%
BellRing Brands, Inc.*	111,539	2,776
Coty, Inc., Class A*	343,775	2,754
Nu Skin Enterprises, Inc., Class A	50,092	2,169
		7,699
Pharmaceuticals – 0.8%
Jazz Pharmaceuticals PLC*	63,212	9,861
Perrigo Co. PLC	135,244	5,487
		15,348
Professional Services – 1.9%
ASGN, Inc.*	52,018	4,695
CACI International, Inc., Class A*	23,782	6,701
FTI Consulting, Inc.*	35,034	6,336
Insperity, Inc.	36,336	3,627
KBR, Inc.	141,738	6,859

EQUITY FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Professional Services – 1.9%continued
ManpowerGroup, Inc.	53,698	$4,103
Science Applications International Corp.	56,771	5,285
		37,606
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	49,582	8,670
Road & Rail – 1.7%
Avis Budget Group, Inc.*	34,835	5,124
Knight-Swift Transportation Holdings, Inc.	164,727	7,625
Landstar System, Inc.	37,334	5,429
Ryder System, Inc.	52,093	3,702
Saia, Inc.*	26,539	4,989
Werner Enterprises, Inc.	60,618	2,336
XPO Logistics, Inc.*	99,397	4,787
		33,992
Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.	103,095	1,747
Cirrus Logic, Inc.*	57,514	4,172
CMC Materials, Inc.	28,773	5,021
First Solar, Inc.*	99,752	6,796
Lattice Semiconductor Corp.*	138,517	6,718
MKS Instruments, Inc.	55,998	5,747
Power Integrations, Inc.	58,570	4,393
Semtech Corp.*	63,648	3,499
Silicon Laboratories, Inc.*	37,196	5,216
SiTime Corp.*	15,906	2,593
SunPower Corp.*	82,660	1,307
Synaptics, Inc.*	39,812	4,700
Universal Display Corp.	43,654	4,415
Wolfspeed, Inc.*	124,540	7,902
		64,226
Software – 3.4%
ACI Worldwide, Inc.*	114,899	2,975
Aspen Technology, Inc.*	28,468	5,229
Blackbaud, Inc.*	46,560	2,704
CDK Global, Inc.	118,623	6,497
CommVault Systems, Inc.*	45,572	2,866
Envestnet, Inc.*	56,348	2,973
Fair Isaac Corp.*	26,294	10,541
Manhattan Associates, Inc.*	63,688	7,299
NCR Corp.*	139,030	4,325
Paylocity Holding Corp.*	39,947	6,968
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Software – 3.4%continued
Qualys, Inc.*	33,571	$4,235
Sailpoint Technologies Holdings, Inc.*	95,816	6,006
Teradata Corp.*	106,680	3,948
		66,566
Specialty Retail – 2.8%
American Eagle Outfitters, Inc.	153,261	1,713
AutoNation, Inc.*	36,234	4,050
Dick's Sporting Goods, Inc.	59,092	4,454
Five Below, Inc.*	55,883	6,339
Foot Locker, Inc.	83,505	2,108
GameStop Corp., Class A*	62,287	7,618
Gap (The), Inc.	216,359	1,783
Lithia Motors, Inc.	29,149	8,010
Murphy U.S.A., Inc.	22,641	5,272
RH*	17,898	3,799
Victoria's Secret & Co.*	67,776	1,896
Williams-Sonoma, Inc.	71,050	7,883
		54,925
Technology Hardware, Storage & Peripherals – 0.1%
Xerox Holdings Corp.	118,761	1,764
Textiles, Apparel & Luxury Goods – 1.7%
Capri Holdings Ltd.*	149,874	6,146
Carter's, Inc.	40,321	2,842
Columbia Sportswear Co.	33,276	2,382
Crocs, Inc.*	62,826	3,058
Deckers Outdoor Corp.*	27,426	7,003
Hanesbrands, Inc.	349,711	3,599
Skechers U.S.A., Inc., Class A*	137,158	4,880
Under Armour, Inc., Class A*	193,874	1,615
Under Armour, Inc., Class C*	208,354	1,579
		33,104
Thrifts & Mortgage Finance – 0.6%
Essent Group Ltd.	109,562	4,262
MGIC Investment Corp.	315,438	3,975
New York Community Bancorp, Inc.	468,913	4,281
		12,518
Trading Companies & Distributors – 1.0%
GATX Corp.	35,893	3,379
MSC Industrial Direct Co., Inc., Class A	47,328	3,555
Univar Solutions, Inc.*	172,101	4,280
Watsco, Inc.	33,409	7,979
		19,193

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Water Utilities – 0.5%
Essential Utilities, Inc.	232,081	$10,641
Total Common Stocks
(Cost $1,518,460)		1,956,875

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(2) (3)	22,769,020	22,769
Total Investment Companies
(Cost $22,769)		22,769

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 1.82%, 11/25/22(4) (5)	$5,565	$5,519
	Total Short-Term Investments
	(Cost $5,523)	5,519

	Total Investments – 99.9%
	(Cost $1,546,752)	1,985,163
	Other Assets less Liabilities – 0.1%	1,679
	NET ASSETS – 100.0%	$1,986,842

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	130	$29,484	Long	9/22	$26
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.5%
Investment Companies	1.1%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,956,875	$—	$—	$1,956,875
Investment Companies	22,769	—	—	22,769
Short-Term Investments	—	5,519	—	5,519
Total Investments	$1,979,644	$5,519	$—	$1,985,163
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$26	$—	$—	$26

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$52,517	$51,131	$80,879	$26	$22,769	22,769,020
EQUITY FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)
Australia – 5.9%
Atlas Arteria Ltd.	3,079,077	$17,116
Aurizon Holdings Ltd.	2,851,972	7,495
Transurban Group	3,841,639	38,151
		62,762
Austria – 0.5%
ANDRITZ A.G.	138,133	5,569
Brazil – 0.7%
CCR S.A.	2,445,300	5,873
Cia de Saneamento de Minas Gerais-COPASA	726,969	1,602
		7,475
Canada – 4.2%
Ag Growth International, Inc.	186,183	4,294
Canadian National Railway Co.	55,680	6,263
Emera, Inc.	222,608	10,428
Hydro One Ltd.	412,887	11,102
Northland Power, Inc.	155,755	4,637
Pembina Pipeline Corp.	214,500	7,582
		44,306
China – 0.7%
Jiangsu Expressway Co. Ltd., Class H	7,496,000	7,550
Denmark – 1.2%
Orsted A/S(2)	120,171	12,566
France – 6.0%
Eutelsat Communications S.A.	410,400	4,637
Getlink S.E.	172,243	3,051
Rubis S.C.A.	297,335	6,991
SES S.A.	714,775	6,282
Veolia Environnement S.A.*	533,694	13,203
Vinci S.A.	333,797	29,988
		64,152
Germany – 1.8%
E.ON S.E.	848,141	7,116
Friedrich Vorwerk Group S.E.	70,581	1,900
RWE A.G.	267,432	9,857
		18,873
Hong Kong – 3.4%
Beijing Enterprises Water Group Ltd.	6,720,000	2,032
China Everbright Environment Group Ltd.	6,178,000	3,653
China Gas Holdings Ltd.	2,197,400	3,397
China Water Affairs Group Ltd.	5,201,732	4,847
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Hong Kong – 3.4%continued
CK Infrastructure Holdings Ltd.	664,000	$4,080
Guangdong Investment Ltd.	9,604,000	10,172
Power Assets Holdings Ltd.	1,261,320	7,945
		36,126
Ireland – 1.0%
Greencoat Renewables PLC	8,479,100	10,486
Italy – 8.4%
Atlantia S.p.A.	630,714	14,803
Enel S.p.A.	2,625,272	14,429
Hera S.p.A.	2,648,531	7,688
Infrastrutture Wireless Italiane S.p.A.(2)	436,620	4,442
Italgas S.p.A.	1,415,432	8,266
Snam S.p.A.	4,238,399	22,246
Terna - Rete Elettrica Nazionale	2,232,362	17,545
		89,419
Japan – 1.0%
Kurita Water Industries Ltd.	167,400	6,089
West Japan Railway Co.	126,000	4,638
		10,727
Mexico – 1.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	387,763	7,644
Promotora y Operadora de Infraestructura S.A.B. de C.V.	721,906	5,308
		12,952
Netherlands – 0.2%
Arcadis N.V.	56,882	1,926
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	3,221
Spain – 5.9%
Aena S.M.E. S.A.*	123,890	15,756
Ferrovial S.A.	1,015,030	25,884
Iberdrola S.A.	1,604,190	16,646
Red Electrica Corp. S.A.	263,111	4,982
		63,268
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)*	84,113	12,725
Landis+Gyr Group A.G.*	78,173	4,101
		16,826
United Kingdom – 8.9%
Atlantica Sustainable Infrastructure PLC	126,646	4,086

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United Kingdom – 8.9%continued
Costain Group PLC*	1,279,344	$533
National Grid PLC	2,549,489	32,672
Pennon Group PLC	833,630	9,698
Severn Trent PLC	294,185	9,742
SSE PLC	717,624	14,187
United Utilities Group PLC	1,519,742	18,877
VH Global Sustainable Energy Opportunities PLC	3,653,503	4,871
		94,666
United States – 41.7%
AECOM	57,114	3,725
Alexandria Real Estate Equities, Inc.	44,076	6,392
Alliant Energy Corp.	123,877	7,260
Ameren Corp.	33,991	3,071
American Tower Corp.	76,255	19,490
American Water Works Co., Inc.	26,093	3,882
Avista Corp.	70,937	3,087
Bunge Ltd.	65,730	5,961
CenterPoint Energy, Inc.	337,252	9,976
Cheniere Energy, Inc.	73,909	9,832
Consolidated Edison, Inc.	114,458	10,885
Consolidated Water Co. Ltd.	131,498	1,907
CSX Corp.	1,106,769	32,163
Dominion Energy, Inc.	263,049	20,994
DT Midstream, Inc.	169,675	8,317
Entergy Corp.	146,340	16,484
Equinix, Inc.	16,385	10,765
Essential Utilities, Inc.	243,880	11,182
Evergy, Inc.	166,824	10,885
First Solar, Inc.*	27,174	1,851
FirstEnergy Corp.	319,365	12,260
Fluence Energy, Inc.*	254,113	2,409
Gladstone Land Corp.	51,017	1,131
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	114,521	4,336
NextEra Energy, Inc.	583,374	45,188
Norfolk Southern Corp.	167,926	38,168
NorthWestern Corp.	108,286	6,381
Ormat Technologies, Inc.	98,035	7,681
Pinnacle West Capital Corp.	308,351	22,547
PPL Corp.	458,552	12,441
Quanta Services, Inc.	14,610	1,831
Republic Services, Inc.	34,156	4,470
SBA Communications Corp.	63,098	20,195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United States – 41.7%continued
Sempra Energy	97,306	$14,622
Shoals Technologies Group, Inc., Class A*	104,827	1,728
SJW Group	40,183	2,508
Targa Resources Corp.	83,544	4,985
Union Pacific Corp.	44,800	9,555
Valmont Industries, Inc.	20,888	4,692
Welltower, Inc.	125,781	10,358
Willdan Group, Inc.*	126,149	3,479
Xcel Energy, Inc.	206,946	14,644
		443,718
Total Common Stocks
(Cost $1,006,949)		1,006,588

INVESTMENT COMPANIES – 4.3%
International Public Partnerships Ltd.	2,748,735	5,449
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(3) (4)	32,704,329	32,704
Renewables Infrastructure Group (The) Ltd.	4,323,916	7,127
Total Investment Companies
(Cost $46,296)		45,280

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.82%, 11/25/22(5) (6)	$4,180	$4,145
Total Short-Term Investments
(Cost $4,149)		4,145

Total Investments – 99.3%
(Cost $1,057,394)		1,056,013
Other Assets less Liabilities – 0.7%		7,821
Net Assets – 100.0%		$1,063,834

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2022 is disclosed.
(5)	Discount rate at the time of purchase.

EQUITY FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	39	$7,390	Long	9/22	$(15)
MSCI EAFE Index (United States Dollar)	64	5,941	Long	9/22	(9)
Total					$(24)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	45.6%
Euro	24.1
British Pound	9.7
Australian Dollar	5.9
All other currencies less than 5%	14.0
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$7,475	$—	$—	$7,475
Canada	44,306	—	—	44,306
Mexico	12,952	—	—	12,952
United Kingdom	4,086	90,580	—	94,666
United States	443,718	—	—	443,718
All Other Countries(1)	—	403,471	—	403,471
Total Common Stocks	512,537	494,051	—	1,006,588
Investment Companies	32,704	12,576	—	45,280
Short-Term Investments	—	4,145	—	4,145
Total Investments	$545,241	$510,772	$—	$1,056,013
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(24)	$—	$—	$(24)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$39,055	$167,387	$173,738	$49	$32,704	32,704,329
NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)
Australia – 3.9%
BGP Holdings PLC(2) (3) *	3,277,404	$—
Goodman Group	243,479	2,995
National Storage REIT	1,084,978	1,600
Rural Funds Group	107,332	187
Stockland	230,728	575
Vicinity Centres	672,078	852
		6,209
Belgium – 1.2%
Shurgard Self Storage S.A.	29,988	1,398
VGP N.V.	2,859	456
Warehouses De Pauw - C.V.A.	2,640	83
		1,937
Canada – 2.9%
Allied Properties Real Estate Investment Trust	25,311	653
Brookfield Asset Management, Inc., Class A	33,257	1,479
Granite Real Estate Investment Trust	31,331	1,922
Tricon Residential, Inc.	59,363	602
		4,656
China – 1.1%
ESR Group Ltd.*	649,800	1,759
France – 0.3%
Gecina S.A.	5,126	482
Germany – 3.4%
LEG Immobilien S.E.	20,492	1,699
Vonovia S.E.	125,232	3,859
		5,558
Hong Kong – 4.2%
CK Asset Holdings Ltd.	176,500	1,250
Hang Lung Properties Ltd.	347,000	659
Link REIT	124,900	1,020
Sino Land Co. Ltd.	1,075,683	1,589
Swire Properties Ltd.	875,400	2,176
		6,694
India – 0.7%
Embassy Office Parks REIT	229,681	1,088
Japan – 6.4%
Activia Properties, Inc.	152	452
Advance Residence Investment Corp.	162	431
Heiwa Real Estate Co. Ltd.	13,200	379
Hulic REIT, Inc.	425	500
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)continued
Japan – 6.4%continued
Industrial & Infrastructure Fund Investment Corp.	276	$365
Japan Hotel REIT Investment Corp.	1,612	806
Japan Logistics Fund, Inc.	509	1,176
Japan Metropolitan Fund Invest	913	712
Katitas Co. Ltd.	89,800	1,936
LaSalle Logiport REIT	312	383
Mitsui Fudosan Co. Ltd.	71,300	1,534
Orix JREIT, Inc.	428	580
Star Asia Investment Corp.	1,460	661
Tokyu Fudosan Holdings Corp.	74,400	392
		10,307
Mexico – 0.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	435,119	811
Netherlands – 0.2%
CTP N.V.	34,501	398
Singapore – 3.4%
Ascendas India Trust	948,300	799
CapitaLand Integrated Commercial Trust	710,887	1,111
Capitaland Investment Ltd.	735,700	2,026
CDL Hospitality Trusts	8,379	8
City Developments Ltd.	95,600	561
Mapletree Logistics Trust	339,410	411
Parkway Life Real Estate Investment Trust	175,000	614
		5,530
Spain – 1.8%
Cellnex Telecom S.A.*	59,118	2,303
Merlin Properties Socimi S.A.	64,566	623
		2,926
Sweden – 0.4%
Fastighets AB Balder, Class B*	127,160	610
United Kingdom – 6.7%
Big Yellow Group PLC	109,672	1,753
Grainger PLC	558,932	1,914
Helical PLC	84,772	386
Helios Towers PLC*	861,967	1,269
Land Securities Group PLC	85,000	687
Safestore Holdings PLC	31,544	408
Segro PLC	95,256	1,133
Shaftesbury PLC	268,397	1,706

EQUITY FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)continued
United Kingdom – 6.7%continued
UNITE Group (The) PLC	103,210	$1,338
Workspace Group PLC	32,000	217
		10,811
United States – 59.2%
Agree Realty Corp.	19,817	1,429
Alexandria Real Estate Equities, Inc.	29,951	4,344
American Homes 4 Rent, Class A	78,944	2,798
American Tower Corp.	6,514	1,665
AvalonBay Communities, Inc.	12,082	2,347
Boston Properties, Inc.	12,478	1,110
Brixmor Property Group, Inc.	89,572	1,810
CubeSmart	46,029	1,966
Digital Realty Trust, Inc.	17,739	2,303
Douglas Emmett, Inc.	37,254	834
Encompass Health Corp.	28,029	1,571
Equinix, Inc.	6,612	4,344
Equity LifeStyle Properties, Inc.	59,348	4,182
Essex Property Trust, Inc.	6,846	1,790
Extra Space Storage, Inc.	18,243	3,104
First Industrial Realty Trust, Inc.	27,332	1,298
Healthcare Trust of America, Inc., Class A	30,340	847
Host Hotels & Resorts, Inc.	56,977	893
Invitation Homes, Inc.	69,170	2,461
Life Storage, Inc.	18,228	2,035
Mid-America Apartment Communities, Inc.	11,805	2,062
National Retail Properties, Inc.	84,018	3,613
Park Hotels & Resorts, Inc.	97,490	1,323
Phillips Edison & Co., Inc.	61,702	2,062
Prologis, Inc.	83,301	9,800
Rayonier, Inc.	61,394	2,295
Rexford Industrial Realty, Inc.	31,472	1,813
SBA Communications Corp.	6,869	2,198
Simon Property Group, Inc.	28,833	2,737
SITE Centers Corp.	63,020	849
Spirit Realty Capital, Inc.	56,280	2,126
STAG Industrial, Inc.	41,509	1,282
Sun Communities, Inc.	32,844	5,234
UDR, Inc.	49,049	2,258
Urban Edge Properties	94,541	1,438
VICI Properties, Inc.	151,631	4,517
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.3% (1)continued
United States – 59.2%continued
Welltower, Inc.	55,918	$4,605
Weyerhaeuser Co.	58,900	1,951
		95,294
Total Common Stocks
(Cost $152,011)		155,070

INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(4) (5)	4,806,000	4,806
Total Investment Companies
(Cost $4,806)		4,806

Total Investments – 99.3%
(Cost $156,817)		159,876
Other Assets less Liabilities – 0.7%		1,201
Net Assets – 100.0%		$161,077

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	June 30, 2022 (UNAUDITED)
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	62.1%
Euro	7.0
British Pound	6.7
Japanese Yen	6.4
Hong Kong Dollar	5.3
All other currencies less than 5%	11.8
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$4,656	$—	$—	$4,656
Mexico	811	—	—	811
United States	95,294	—	—	95,294
All Other Countries(1)	—	54,309	—	54,309
Total Common Stocks	100,761	54,309	—	155,070
Investment Companies	4,806	—	—	4,806
Total Investments	$105,567	$54,309	$—	$159,876

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,523	$31,821	$33,538	$7	$4,806	4,806,000
EQUITY FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
NORTHERN ENGAGE360TM FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)
Australia – 0.6%
Macquarie Group Ltd.	9,124	$1,037
Mirvac Group	496,125	676
		1,713
Austria – 0.3%
Erste Group Bank A.G.	26,724	679
Brazil – 0.3%
WEG S.A.	132,186	668
Canada – 2.4%
Brookfield Asset Management, Inc., Class A	33,509	1,490
Cameco Corp.	73,300	1,541
Canadian Pacific Railway Ltd.	19,432	1,357
Magna International, Inc.	28,500	1,565
Shopify, Inc., Class A*	9,090	284
		6,237
China – 2.5%
Alibaba Group Holding Ltd. ADR*	11,292	1,283
BYD Co. Ltd., Class H	41,330	1,665
Ping An Insurance Group Co. of China Ltd., Class H	178,368	1,234
Trip.com Group Ltd. ADR*	31,323	860
Weichai Power Co. Ltd., Class H	417,644	674
Xinyi Solar Holdings Ltd.	490,730	757
		6,473
Denmark – 1.0%
Novo Nordisk A/S, Class B	10,962	1,217
Orsted A/S(2)	8,952	936
Vestas Wind Systems A/S	26,824	568
		2,721
Finland – 0.4%
Sampo OYJ, Class A	24,462	1,065
France – 3.3%
AXA S.A.	68,795	1,563
Cie Generale des Etablissements Michelin S.C.A.	56,236	1,546
LVMH Moet Hennessy Louis Vuitton S.E.	2,400	1,481
Schneider Electric S.E.	10,092	1,196
TotalEnergies S.E.	41,500	2,188
Valeo	34,712	679
		8,653
Germany – 4.6%
adidas A.G.	5,310	939
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Germany – 4.6%continued
BioNTech S.E. ADR	5,098	$760
Deutsche Telekom A.G. (Registered)	85,764	1,703
Infineon Technologies A.G.	33,718	816
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,700	1,574
Nemetschek S.E.	22,900	1,386
Rational A.G.	1,800	1,047
SAP S.E.	14,924	1,360
SAP S.E. ADR	8,990	816
Symrise A.G.	13,000	1,415
Vonovia S.E.	14,617	450
		12,266
Hong Kong – 1.1%
AIA Group Ltd.	160,800	1,766
China Traditional Chinese Medicine Holdings Co. Ltd.	1,670,572	1,034
		2,800
India – 0.5%
HDFC Bank Ltd. ADR	24,329	1,337
Indonesia – 0.9%
Bank Rakyat Indonesia Persero Tbk PT	4,273,878	1,192
Telkom Indonesia Persero Tbk PT	4,363,199	1,173
		2,365
Ireland – 0.9%
Kerry Group PLC, Class A	9,606	920
Medtronic PLC	16,800	1,508
		2,428
Japan – 7.9%
Daikin Industries Ltd.	6,176	991
Eisai Co. Ltd.	14,530	614
FANUC Corp.	7,300	1,144
Hoya Corp.	10,614	907
KDDI Corp.	52,200	1,651
Kubota Corp.	90,500	1,354
Kurita Water Industries Ltd.	27,756	1,010
Marui Group Co. Ltd.	58,700	1,028
Mitsubishi UFJ Financial Group, Inc.	136,700	731
Nidec Corp.	16,200	1,002
ORIX Corp.	83,616	1,404
Otsuka Holdings Co. Ltd.	43,600	1,549
Pan Pacific International Holdings Corp.	50,800	811
Recruit Holdings Co. Ltd.	19,752	582

NORTHERN FUNDS QUARTERLY REPORT     107    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Japan – 7.9%continued
Shimano, Inc.	5,570	$942
Shiseido Co. Ltd.	18,968	762
Sony Group Corp.	36,614	2,992
TDK Corp.	24,536	759
Yamaha Corp.	16,620	684
		20,917
Netherlands – 1.5%
Core Laboratories N.V.	21,784	432
Heineken N.V.	13,400	1,227
ING Groep N.V.	123,430	1,225
Koninklijke Ahold Delhaize N.V.	42,416	1,105
		3,989
Russia – 0.0%
Moscow Exchange MICEX-RTS PJSC(3) *	51,540	—
Singapore – 1.3%
DBS Group Holdings Ltd.	83,600	1,789
Oversea-Chinese Banking Corp. Ltd.	192,638	1,582
Sea Ltd. ADR*	788	53
		3,424
South Africa – 0.4%
Naspers Ltd., Class N	7,630	1,116
South Korea – 1.2%
LG Chem Ltd.	3,246	1,292
SK Hynix, Inc.	14,209	994
SK Telecom Co. Ltd. ADR	35,915	801
		3,087
Sweden – 1.0%
Assa Abloy AB, Class B	46,403	993
Atlas Copco AB, Class B	84,388	707
Essity AB, Class B	32,772	856
Spotify Technology S.A.*	1,060	99
		2,655
Switzerland – 1.7%
Alcon, Inc.	23,900	1,669
CRISPR Therapeutics A.G.*	12,878	783
Roche Holding A.G. (Genusschein)	6,478	2,163
		4,615
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
Taiwan – 1.1%
Delta Electronics, Inc.	140,084	$1,038
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,040	1,965
		3,003
Thailand – 0.4%
Kasikornbank PCL (Registered)	240,492	1,026
United Kingdom – 4.3%
Barratt Developments PLC	153,367	855
Croda International PLC	10,561	833
Dechra Pharmaceuticals PLC	17,802	750
DS Smith PLC	172,918	584
GSK PLC	91,700	1,972
Linde PLC (New York Exchange)	4,305	1,238
Manchester United PLC, Class A	29,711	330
nVent Electric PLC	14,521	455
Rentokil Initial PLC	268,300	1,551
Spirax-Sarco Engineering PLC	5,588	672
SSE PLC	31,512	623
Unilever PLC	34,894	1,589
		11,452
United States – 54.1%
10X Genomics, Inc., Class A*	3,773	171
2U, Inc.*	16,103	169
Activision Blizzard, Inc.	8,501	662
Adobe, Inc.*	11,194	4,098
ADT, Inc.	14,751	91
Aflac, Inc.	9,083	503
Air Products and Chemicals, Inc.	10,112	2,432
Akamai Technologies, Inc.*	4,912	449
Albemarle Corp.	4,949	1,034
Alexandria Real Estate Equities, Inc.	2,578	374
Alphabet, Inc., Class C*	1,022	2,236
Amazon.com, Inc.*	15,619	1,659
American Tower Corp.	11,544	2,950
Amgen, Inc.	8,100	1,971
Amphenol Corp., Class A	17,717	1,141
Apple, Inc.	14,161	1,936
Applied Materials, Inc.	7,264	661
Autodesk, Inc.*	2,597	447
Automatic Data Processing, Inc.	3,403	715
Avnet, Inc.	18,108	776
Axalta Coating Systems Ltd.*	22,604	500
Bank of America Corp.	12,316	383

EQUITY FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 54.1%continued
Becton Dickinson and Co.	2,344	$578
Berkshire Hathaway, Inc., Class B*	6,137	1,675
Block, Inc.*	11,378	699
BOK Financial Corp.	9,142	691
BorgWarner, Inc.	14,598	487
Broadridge Financial Solutions, Inc.	3,468	494
Cardinal Health, Inc.	7,685	402
CarMax, Inc.*	4,760	431
Carnival PLC*	38,183	295
CBRE Group, Inc., Class A*	14,163	1,043
Charles River Laboratories International, Inc.*	4,447	951
Charles Schwab (The) Corp.	40,033	2,529
Coca-Cola (The) Co.	29,200	1,837
Coinbase Global, Inc., Class A*	9,075	427
Corning, Inc.	11,135	351
D.R. Horton, Inc.	6,421	425
Danaher Corp.	8,600	2,180
Darden Restaurants, Inc.	4,874	551
Dolby Laboratories, Inc., Class A	21,500	1,539
DraftKings, Inc., Class A*	20,172	235
Duke Energy Corp.	3,853	413
EastGroup Properties, Inc.	3,346	516
Ecolab, Inc.	3,628	558
Editas Medicine, Inc.*	5,249	62
Elevance Health, Inc.	2,269	1,095
Emergent BioSolutions, Inc.*	8,183	254
Envista Holdings Corp.*	8,848	341
EverQuote, Inc., Class A*	36,881	326
Exact Sciences Corp.*	14,549	573
Exxon Mobil Corp.	8,351	715
FactSet Research Systems, Inc.	1,875	721
Fate Therapeutics, Inc.*	5,930	147
First American Financial Corp.	7,273	385
First Republic Bank	13,150	1,896
FirstCash Holdings, Inc.	22,500	1,564
Flex Ltd.*	27,209	394
FMC Corp.	17,900	1,915
Fortive Corp.	18,904	1,028
General Dynamics Corp.	6,800	1,504
Gentex Corp.	14,733	412
Ginkgo Bioworks Holdings, Inc.*	67,292	160
Global Payments, Inc.	5,999	664
Goldman Sachs Group (The), Inc.	3,955	1,175
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 54.1%continued
GXO Logistics, Inc.*	30,097	$1,302
Hackett Group (The), Inc.	29,364	557
Hexcel Corp.	15,999	837
Hologic, Inc.*	10,235	709
Honeywell International, Inc.	17,207	2,991
Houlihan Lokey, Inc.	1,423	112
Humana, Inc.	1,181	553
Huntington Ingalls Industries, Inc.	2,334	508
Intel Corp.	6,168	231
Intellia Therapeutics, Inc.*	19,237	996
Interpublic Group of (The) Cos., Inc.	17,190	473
Intuit, Inc.	6,033	2,325
Invitae Corp.*	45,028	110
J.M. Smucker (The) Co.	2,033	260
Johnson & Johnson	13,367	2,373
JPMorgan Chase & Co.	4,705	530
Kennametal, Inc.	22,397	520
Keysight Technologies, Inc.*	2,036	281
Kimball Electronics, Inc.*	26,581	534
KKR & Co., Inc.	9,070	420
Knowles Corp.*	18,051	313
Laboratory Corp. of America Holdings	2,694	631
Lazard Ltd., Class A	17,399	564
Lennar Corp., Class A	31,400	2,216
Littelfuse, Inc.	1,558	396
Lumentum Holdings, Inc.*	7,742	615
M&T Bank Corp.	3,115	496
Madison Square Garden Entertainment Corp.*	11,760	619
Madison Square Garden Sports Corp.*	2,155	325
Markel Corp.*	1,854	2,398
Martin Marietta Materials, Inc.	7,300	2,184
Mattel, Inc.*	30,611	684
Meta Platforms, Inc., Class A*	3,014	486
Mettler-Toledo International, Inc.*	1,221	1,403
Microchip Technology, Inc.	74,085	4,303
Microsoft Corp.	21,426	5,503
Mohawk Industries, Inc.*	3,677	456
Molson Coors Beverage Co., Class B	5,581	304
Moody's Corp.	6,274	1,706
Morgan Stanley	5,652	430
NIKE, Inc., Class B	10,635	1,087
Norfolk Southern Corp.	3,056	695

NORTHERN FUNDS QUARTERLY REPORT     109    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 54.1%continued
NOV, Inc.	9,842	$166
NVIDIA Corp.	694	105
Omnicom Group, Inc.	2,781	177
Oshkosh Corp.	21,100	1,733
Pacific Biosciences of California, Inc.*	14,570	64
PagerDuty, Inc.*	17,878	443
Palantir Technologies, Inc., Class A*	8,443	77
Parsons Corp.*	18,849	762
PayPal Holdings, Inc.*	10,109	706
PepsiCo, Inc.	7,659	1,276
PPG Industries, Inc.	3,478	398
Procter & Gamble (The) Co.	9,800	1,409
Progressive (The) Corp.	8,810	1,024
QUALCOMM, Inc.	14,000	1,788
Raymond James Financial, Inc.	8,745	782
RenaissanceRe Holdings Ltd.	2,915	456
Resideo Technologies, Inc.*	17,784	345
Robinhood Markets, Inc., Class A*	31,687	260
ROBLOX Corp., Class A*	6,568	216
Roku, Inc.*	11,104	912
Roper Technologies, Inc.	2,689	1,061
Royal Caribbean Cruises Ltd.*	6,983	244
RPM International, Inc.	18,900	1,488
Ryder System, Inc.	7,405	526
Salesforce, Inc.*	6,191	1,022
Schlumberger N.V.	16,852	603
Sealed Air Corp.	8,089	467
Snap-on, Inc.	1,720	339
Southern (The) Co.	5,915	422
Stanley Black & Decker, Inc.	4,832	507
Starbucks Corp.	6,799	519
Stericycle, Inc.*	9,088	398
Stifel Financial Corp.	10,151	569
Stratasys Ltd.*	18,709	351
Syneos Health, Inc.*	5,868	421
Synopsys, Inc.*	3,421	1,039
Sysco Corp.	7,611	645
TechTarget, Inc.*	11,229	738
Teladoc Health, Inc.*	16,228	539
Tesla, Inc.*	1,758	1,184
TJX (The) Cos., Inc.	9,842	550
TransDigm Group, Inc.*	3,773	2,025
TuSimple Holdings, Inc., Class A*	16,069	116
Twilio, Inc., Class A*	5,077	425
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.7% (1)continued
United States – 54.1%continued
U.S. Bancorp	19,204	$884
UiPath, Inc., Class A*	23,074	420
Union Pacific Corp.	3,562	760
Unity Software, Inc.*	9,698	357
Vail Resorts, Inc.	997	217
Veracyte, Inc.*	8,297	165
Visa, Inc., Class A	8,228	1,620
Vontier Corp.	45,774	1,052
Walgreens Boots Alliance, Inc.	12,848	487
Walt Disney (The) Co.*	16,538	1,561
Zimmer Biomet Holdings, Inc.	3,415	359
Zoom Video Communications, Inc., Class A*	8,615	930
		142,541
Total Common Stocks
(Cost $267,063)		247,230

PREFERRED STOCKS – 1.6% (1)
Brazil – 0.3%
Itau Unibanco Holding S.A. ADR, 0.74%(4)	201,015	861
Chile – 0.5%
Sociedad Quimica y Minera de Chile S.A. ADR, 3.11%(4)	14,426	1,205
South Korea – 0.8%
Samsung Electronics Co. Ltd., 2.78%(4)	51,200	2,054
Total Preferred Stocks
(Cost $4,463)		4,120

Total Investments – 95.3%
(Cost $271,526)		251,350
Other Assets less Liabilities – 4.7%		12,360
Net Assets – 100.0%		$263,710

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EQUITY FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
ADR – American Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	60.8%
Euro	10.3
Japanese Yen	7.9
All other currencies less than 5%	16.3
Total Investments	95.3
Other Assets less Liabilities	4.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$668	$—	$—	$668
Canada	6,237	—	—	6,237
China	2,143	4,330	—	6,473
Germany	2,991	9,275	—	12,266
India	1,337	—	—	1,337
Ireland	1,508	920	—	2,428
Netherlands	432	3,557	—	3,989
Singapore	53	3,371	—	3,424
South Korea	801	2,286	—	3,087
Sweden	99	2,556	—	2,655
Switzerland	783	3,832	—	4,615
Taiwan	1,965	1,038	—	3,003
United Kingdom	2,023	9,429	—	11,452
United States	142,246	295	—	142,541
All Other Countries(1)	—	43,055	—	43,055
Total Common Stocks	163,286	83,944	—	247,230
Preferred Stocks:
South Korea	—	2,054	—	2,054
All Other Countries(1)	2,066	—	—	2,066
Total Preferred Stocks	2,066	2,054	—	4,120
Total Investments	$165,352	$85,998	$—	$251,350

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,672	$19,504	$31,176	$10	$—	—
NORTHERN FUNDS QUARTERLY REPORT     111    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8%
Aerospace & Defense – 0.9%
AAR Corp.*	7,391	$309
Aerojet Rocketdyne Holdings, Inc.*	14,560	591
AeroVironment, Inc.*	5,776	475
Astronics Corp.*	2,504	25
Astronics Corp., Class B*	3,668	35
Ducommun, Inc.*	3,254	140
Kaman Corp.	5,362	168
Maxar Technologies, Inc.	12,486	326
Mercury Systems, Inc.*	9,546	614
Moog, Inc., Class A	5,037	400
National Presto Industries, Inc.	1,332	87
Park Aerospace Corp.	2,783	36
Parsons Corp.*	2,373	96
Spirit AeroSystems Holdings, Inc., Class A	17,900	524
Vectrus, Inc.*	4,385	147
		3,973
Air Freight & Logistics – 0.3%
Air T, Inc.*	753	12
Air Transport Services Group, Inc.*	10,000	287
Atlas Air Worldwide Holdings, Inc.*	4,567	282
Forward Air Corp.	7,131	656
		1,237
Airlines – 0.3%
Allegiant Travel Co.*	3,217	364
Copa Holdings S.A., Class A*	6,525	413
Hawaiian Holdings, Inc.*	10,043	144
SkyWest, Inc.*	11,723	249
		1,170
Auto Components – 1.2%
Adient PLC*	17,391	515
American Axle & Manufacturing Holdings, Inc.*	7,068	53
Dana, Inc.	27,028	380
Dorman Products, Inc.*	7,116	781
Gentherm, Inc.*	8,629	539
Goodyear Tire & Rubber (The) Co.*	55,642	596
LCI Industries	7,368	824
Modine Manufacturing Co.*	2,561	27
Motorcar Parts of America, Inc.*	5,230	69
Patrick Industries, Inc.	4,692	243
Standard Motor Products, Inc.	4,563	205
Stoneridge, Inc.*	4,709	81
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Auto Components – 1.2%continued
Tenneco, Inc., Class A*	9,641	$165
Visteon Corp.*	5,208	540
XPEL, Inc.*	3,049	140
		5,158
Automobiles – 0.1%
Winnebago Industries, Inc.	8,847	429
Workhorse Group, Inc.*	20,683	54
		483
Banks – 9.4%
1st Source Corp.	5,374	244
Allegiance Bancshares, Inc.	2,339	88
Amalgamated Financial Corp.	6,170	122
American National Bankshares, Inc.	2,604	90
Ameris Bancorp	14,292	574
Ames National Corp.	2,507	56
Arrow Financial Corp.	5,337	170
Associated Banc-Corp	22,141	404
Atlantic Union Bankshares Corp.	16,728	567
Banc of California, Inc.	6,556	116
BancFirst Corp.	4,513	432
Bancorp (The), Inc.*	7,140	139
Bank First Corp.	3,348	254
Bank of Hawaii Corp.	6,869	511
Bank of Marin Bancorp	3,624	115
Bank of NT Butterfield & Son (The) Ltd.	9,878	308
Bank of South Carolina Corp.	5,364	93
Bank7 Corp.	9,046	207
BankFinancial Corp.	1,787	17
BankUnited, Inc.	13,656	486
Bankwell Financial Group, Inc.	7,690	239
Banner Corp.	8,682	488
Bar Harbor Bankshares	1,937	50
BCB Bancorp, Inc.	508	9
Berkshire Bancorp, Inc.*	121	1
Brookline Bancorp, Inc.	23,044	307
Burke & Herbert Bank & Trust Co.	20	41
C&F Financial Corp.	467	21
Cadence Bank	35,390	831
Cambridge Bancorp	899	74
Camden National Corp.	3,943	174
Capital City Bank Group, Inc.	3,998	112
Cathay General Bancorp	16,098	630
CBTX, Inc.	3,740	99

EQUITY FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Banks – 9.4%continued
Central Pacific Financial Corp.	675	$14
Citizens & Northern Corp.	774	19
City Holding Co.	3,893	311
Columbia Banking System, Inc.	13,283	381
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	9,630	609
Community Financial (The) Corp.	3,455	127
Community Trust Bancorp, Inc.	2,938	119
ConnectOne Bancorp, Inc.	2,356	58
Customers Bancorp, Inc.*	7,254	246
CVB Financial Corp.	20,872	518
Dime Community Bancshares, Inc.	4,651	138
Eagle Bancorp, Inc.	6,743	320
Eagle Financial Services, Inc.	100	4
Eastern Bankshares, Inc.	25,191	465
Enterprise Bancorp, Inc.	2,022	65
Enterprise Financial Services Corp.	5,503	228
Equity Bancshares, Inc., Class A	3,418	100
FB Financial Corp.	2,445	96
Financial Institutions, Inc.	4,428	115
Finward Bancorp	689	26
First Bancorp	7,850	274
First BanCorp (New York Exchange)	30,494	394
First Bancorp (The), Inc.	825	25
First Bancshares (The), Inc.	4,919	141
First Busey Corp.	11,491	263
First Commonwealth Financial Corp.	29,559	397
First Community Bankshares, Inc.	1,777	52
First Financial Bankshares, Inc.	27,923	1,097
First Financial Corp.	2,764	123
First Financial Northwest, Inc.	699	11
First Foundation, Inc.	5,309	109
First Hawaiian, Inc.	19,224	437
First Internet Bancorp	1,662	61
First Interstate BancSystem, Inc., Class A	18,179	693
First Merchants Corp.	10,676	380
First Mid Bancshares, Inc.	37	1
First Northwest Bancorp	521	8
First of Long Island (The) Corp.	3,635	64
First Savings Financial Group, Inc.	9,378	225
First United Corp.	7,959	149
Flushing Financial Corp.	4,414	94
FNB Corp.	59,010	641
Fulton Financial Corp.	29,237	422
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Banks – 9.4%continued
German American Bancorp, Inc.	5,454	$186
Glacier Bancorp, Inc.	19,238	912
Great Southern Bancorp, Inc.	1,715	100
Hancock Whitney Corp.	17,099	758
Hanmi Financial Corp.	3,790	85
Hawthorn Bancshares, Inc.	1,457	37
Heartland Financial U.S.A., Inc.	5,911	246
Heritage Financial Corp.	8,306	209
Hilltop Holdings, Inc.	14,689	392
Home BancShares, Inc.	28,504	592
HomeStreet, Inc.	4,275	148
HomeTrust Bancshares, Inc.	1,342	34
Hope Bancorp, Inc.	22,426	310
Independent Bank Corp.	9,590	762
Independent Bank Group, Inc.	10,601	720
International Bancshares Corp.	12,561	503
Investar Holding Corp.	10,430	228
Lakeland Bancorp, Inc.	7,540	110
Lakeland Financial Corp.	4,841	322
Landmark Bancorp, Inc.	1,393	35
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,228	167
Meta Financial Group, Inc.	10,324	399
Metropolitan Bank Holding Corp.*	200	14
MidWestOne Financial Group, Inc.	564	17
National Bank Holdings Corp., Class A	6,425	246
National Bankshares, Inc.	1,755	55
NBT Bancorp, Inc.	10,737	404
Nicolet Bankshares, Inc.*	3,099	224
Northrim BanCorp, Inc.	1,649	66
Norwood Financial Corp.	1,084	26
OceanFirst Financial Corp.	9,536	182
OFG Bancorp	6,948	176
Ohio Valley Banc Corp.	745	22
Old National Bancorp	28,039	415
Old Second Bancorp, Inc.	2,613	35
Pacific Premier Bancorp, Inc.	20,275	593
PacWest Bancorp	17,900	477
Park National Corp.	3,044	369
Peapack-Gladstone Financial Corp.	4,259	126
Penns Woods Bancorp, Inc.	150	3
Peoples Bancorp, Inc.	6,468	172
Peoples Financial Corp.	236	4
Peoples Financial Services Corp.	413	23

NORTHERN FUNDS QUARTERLY REPORT     113    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Banks – 9.4%continued
Preferred Bank	3,911	$266
Premier Financial Corp.	10,223	259
Primis Financial Corp.	669	9
QCR Holdings, Inc.	2,188	118
Renasant Corp.	12,295	354
Republic Bancorp, Inc., Class A	4,135	200
Republic First Bancorp, Inc.*	3,187	12
Sandy Spring Bancorp, Inc.	5,278	206
Seacoast Banking Corp. of Florida	10,821	358
ServisFirst Bancshares, Inc.	13,098	1,034
Shore Bancshares, Inc.	1,492	28
Sierra Bancorp	810	18
Silvergate Capital Corp., Class A*	3,315	177
Simmons First National Corp., Class A	19,404	413
Southern BancShares NC, Inc.	5	23
Southern First Bancshares, Inc.*	4,590	200
Southside Bancshares, Inc.	5,055	189
Stock Yards Bancorp, Inc.	6,372	381
Texas Capital Bancshares, Inc.*	7,142	376
Tompkins Financial Corp.	3,473	250
Towne Bank	10,289	279
TriCo Bancshares	5,072	231
Triumph Bancorp, Inc.*	6,479	405
Trustmark Corp.	12,934	378
UMB Financial Corp.	8,869	764
Umpqua Holdings Corp.	32,483	545
Union Bankshares, Inc.	5,790	151
United Bancorp, Inc.	498	8
United Bankshares, Inc.	19,045	668
United Community Banks, Inc.	15,328	463
Univest Financial Corp.	5,330	136
Valley National Bancorp	58,734	611
Veritex Holdings, Inc.	8,287	242
Virginia National Bankshares Corp.	105	3
Washington Trust Bancorp, Inc.	3,261	158
WesBanco, Inc.	15,264	484
West BanCorp, Inc.	2,798	68
Westamerica BanCorp	6,194	345
		39,805
Beverages – 0.5%
Celsius Holdings, Inc.*	6,497	424
Coca-Cola Consolidated, Inc.	1,593	898
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Beverages – 0.5%continued
MGP Ingredients, Inc.	3,455	$346
National Beverage Corp.	6,954	340
		2,008
Biotechnology – 4.5%
2seventy bio, Inc.*	3,756	50
Acumen Pharmaceuticals, Inc.*	1,062	5
ADMA Biologics, Inc.*	22,321	44
Affimed N.V.*	9,905	27
Akebia Therapeutics, Inc.*	24,361	9
Akero Therapeutics, Inc.*	4,153	39
Albireo Pharma, Inc.*	7,574	150
Alector, Inc.*	6,697	68
Alkermes PLC*	26,782	798
Allogene Therapeutics, Inc.*	11,402	130
Allovir, Inc.*	2,098	8
Altimmune, Inc.*	13,346	156
Amicus Therapeutics, Inc.*	63,001	677
AnaptysBio, Inc.*	11,208	228
Anavex Life Sciences Corp.*	11,604	116
Anika Therapeutics, Inc.*	5,546	124
Anixa Biosciences, Inc.*	3,567	11
Applied Molecular Transport, Inc.*	6,595	19
Arcus Biosciences, Inc.*	10,399	264
Arcutis Biotherapeutics, Inc.*	4,906	105
Ardelyx, Inc.*	9,301	5
Assembly Biosciences, Inc.*	549	1
Atara Biotherapeutics, Inc.*	11,811	92
Aurinia Pharmaceuticals, Inc.*	21,041	211
Avid Bioservices, Inc.*	9,337	142
Avidity Biosciences, Inc.*	4,917	71
Bioxcel Therapeutics, Inc.*	7,716	102
Bluebird Bio, Inc.*	11,269	47
Calyxt, Inc.*	5,877	1
Capricor Therapeutics, Inc.*	23,578	82
CASI Pharmaceuticals, Inc.*	3,766	11
Catalyst Pharmaceuticals, Inc.*	34,533	242
Celcuity, Inc.*	9,194	84
Celldex Therapeutics, Inc.*	5,217	141
Coherus Biosciences, Inc.*	11,714	85
Concert Pharmaceuticals, Inc.*	20,813	88
Crinetics Pharmaceuticals, Inc.*	4,837	90
Cue Biopharma, Inc.*	1,743	4
Curis, Inc.*	11,480	11
Cytokinetics, Inc.*	12,074	474

EQUITY FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Biotechnology – 4.5%continued
Deciphera Pharmaceuticals, Inc.*	6,359	$84
DermTech, Inc.*	7,118	39
DiaMedica Therapeutics, Inc.*	21,056	43
Dyadic International, Inc.*	16,460	50
Dynavax Technologies Corp.*	19,064	240
Eagle Pharmaceuticals, Inc.*	2,149	95
Eiger BioPharmaceuticals, Inc.*	20,040	126
Emergent BioSolutions, Inc.*	10,525	327
Enanta Pharmaceuticals, Inc.*	5,556	263
Essa Pharma, Inc.*	4,375	14
Evelo Biosciences, Inc.*	9,413	20
Forma Therapeutics Holdings, Inc.*	2,747	19
G1 Therapeutics, Inc.*	11,767	58
Geron Corp.*	7,700	12
GlycoMimetics, Inc.*	7,284	4
Gossamer Bio, Inc.*	29,442	246
Graphite Bio, Inc.*	9,037	25
Halozyme Therapeutics, Inc.*	23,574	1,037
Harpoon Therapeutics, Inc.*	5,932	11
Heron Therapeutics, Inc.*	7,810	22
Homology Medicines, Inc.*	8,100	16
Ideaya Biosciences, Inc.*	5,366	74
IGM Biosciences, Inc.*	9,179	165
Imago Biosciences, Inc.*	5,449	73
Immatics N.V.*	10,233	89
ImmuCell Corp.*	2,514	22
Immuneering Corp., Class A*	567	3
Immunic, Inc.*	7,815	27
ImmunoGen, Inc.*	31,399	141
Inhibrx, Inc.*	2,948	33
Insmed, Inc.*	17,236	340
Intellia Therapeutics, Inc.*	11,263	583
Ironwood Pharmaceuticals, Inc.*	43,281	499
iTeos Therapeutics, Inc.*	7,702	159
IVERIC bio, Inc.*	14,486	139
KalVista Pharmaceuticals, Inc.*	18,655	184
Karyopharm Therapeutics, Inc.*	12,037	54
Keros Therapeutics, Inc.*	2,652	73
Kronos Bio, Inc.*	6,246	23
Krystal Biotech, Inc.*	3,094	203
Kura Oncology, Inc.*	17,730	325
La Jolla Pharmaceutical Co.*	1,889	6
Lexicon Pharmaceuticals, Inc.*	3,347	6
Ligand Pharmaceuticals, Inc.*	4,590	410
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Biotechnology – 4.5%continued
MacroGenics, Inc.*	10,996	$32
Magenta Therapeutics, Inc.*	10,083	12
MannKind Corp.*	38,117	145
MediciNova, Inc.*	27,967	71
MeiraGTx Holdings PLC*	13,802	104
Merrimack Pharmaceuticals, Inc.*	261	2
Mersana Therapeutics, Inc.*	10,039	46
Merus N.V.*	12,616	286
MiMedx Group, Inc.*	16,968	59
Mirati Therapeutics, Inc.*	258	17
Mirum Pharmaceuticals, Inc.*	13,541	264
Monopar Therapeutics, Inc.*	13,197	29
Morphic Holding, Inc.*	4,949	107
Myriad Genetics, Inc.*	20,081	365
Natera, Inc.*	13,800	489
Nkarta, Inc.*	6,299	78
Northwest Biotherapeutics, Inc.*	102,918	65
Omega Therapeutics, Inc.*	2,302	9
Organogenesis Holdings, Inc.*	8,883	43
ORIC Pharmaceuticals, Inc.*	6,894	31
Oyster Point Pharma, Inc.*	3,410	15
PDL BioPharma, Inc.(2) *	24,608	38
Praxis Precision Medicines, Inc.*	17,252	42
Precision BioSciences, Inc.*	11,667	19
Protagonist Therapeutics, Inc.*	5,830	46
Prothena Corp. PLC*	9,209	250
Radius Health, Inc.*	8,494	88
RAPT Therapeutics, Inc.*	5,042	92
REGENXBIO, Inc.*	6,433	159
Repare Therapeutics, Inc.*	3,977	56
Replimune Group, Inc.*	8,500	149
Rezolute, Inc.*	11,535	37
Rhythm Pharmaceuticals, Inc.*	9,262	38
Rigel Pharmaceuticals, Inc.*	23,489	27
Rocket Pharmaceuticals, Inc.*	621	9
Sage Therapeutics, Inc.*	11,972	387
Sangamo Therapeutics, Inc.*	23,430	97
Savara, Inc.*	3,800	6
Sierra Oncology, Inc.*	14,288	786
Sinovac Biotech Ltd.(2) *	1,587	—
Spectrum Pharmaceuticals, Inc.*	16,231	13
Spero Therapeutics, Inc.*	6,662	5
SpringWorks Therapeutics, Inc.*	8,616	212
Sutro Biopharma, Inc.*	2,807	15

NORTHERN FUNDS QUARTERLY REPORT     115    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Biotechnology – 4.5%continued
Syndax Pharmaceuticals, Inc.*	12,635	$243
TCR2 Therapeutics, Inc.*	5,608	16
Tenaya Therapeutics, Inc.*	6,645	37
Ultragenyx Pharmaceutical, Inc.*	12,472	744
uniQure N.V.*	7,505	140
UroGen Pharma Ltd.*	7,653	63
Vanda Pharmaceuticals, Inc.*	10,706	117
Vaxart, Inc.*	13,350	47
Vaxcyte, Inc.*	5,701	124
VBI Vaccines, Inc.*	29,902	24
Veracyte, Inc.*	12,530	249
Vericel Corp.*	8,414	212
Viking Therapeutics, Inc.*	2,902	8
Viridian Therapeutics, Inc.*	8,353	97
Voyager Therapeutics, Inc.*	10,460	62
XBiotech, Inc.	6,970	39
Xencor, Inc.*	10,490	287
Xenon Pharmaceuticals, Inc.*	8,453	257
XOMA Corp.*	8,660	193
		19,193
Building Products – 1.4%
AAON, Inc.	8,514	466
American Woodmark Corp.*	2,921	132
Apogee Enterprises, Inc.	6,986	274
AZEK (The) Co., Inc.*	19,500	326
Caesarstone Ltd.	6,170	56
Cornerstone Building Brands, Inc.*	262	6
CSW Industrials, Inc.	2,694	278
Gibraltar Industries, Inc.*	7,085	275
Griffon Corp.	10,835	304
Insteel Industries, Inc.	6,120	206
JELD-WEN Holding, Inc.*	13,490	197
Masonite International Corp.*	5,388	414
PGT Innovations, Inc.*	13,897	231
Quanex Building Products Corp.	6,083	138
Resideo Technologies, Inc.*	24,925	484
Simpson Manufacturing Co., Inc.	8,935	899
UFP Industries, Inc.	12,705	866
Zurn Water Solutions Corp.	21,363	582
		6,134
Capital Markets – 2.0%
ArrowMark Financial Corp.	3,639	70
Artisan Partners Asset Management, Inc., Class A	8,711	310
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Capital Markets – 2.0%continued
Associated Capital Group, Inc., Class A	2,828	$101
B. Riley Financial, Inc.	1,727	73
BGC Partners, Inc., Class A	52,979	179
Blucora, Inc.*	9,414	174
Cohen & Steers, Inc.	5,578	355
Cowen, Inc., Class A	291	7
Diamond Hill Investment Group, Inc.	948	165
Donnelley Financial Solutions, Inc.(1) *	1	—
Evercore, Inc., Class A	6,870	643
Federated Hermes, Inc.	17,133	545
Freedom Holding Corp.*	5,339	237
GAMCO Investors, Inc., Class A	5,069	106
Hamilton Lane, Inc., Class A	5,432	365
Hercules Capital, Inc.	22,011	297
Houlihan Lokey, Inc.	8,060	636
Lazard Ltd., Class A	14,600	473
Main Street Capital Corp.	10,963	422
Moelis & Co., Class A	11,731	462
Piper Sandler Cos.	4,017	455
PJT Partners, Inc., Class A	4,546	319
Prospect Capital Corp.	51,627	361
Pzena Investment Management, Inc., Class A	4,621	30
Safeguard Scientifics, Inc.*	826	3
Saratoga Investment Corp.	4,223	101
Siebert Financial Corp.*	919	1
Sixth Street Specialty Lending, Inc.	10,111	187
StoneX Group, Inc.*	4,261	333
Victory Capital Holdings, Inc., Class A	12,435	300
Virtu Financial, Inc., Class A	15,400	360
Virtus Investment Partners, Inc.	1,187	203
Westwood Holdings Group, Inc.	496	7
WisdomTree Investments, Inc.	4,036	20
		8,300
Chemicals – 2.5%
Advanced Emissions Solutions, Inc.*	838	4
AdvanSix, Inc.	4,801	161
American Vanguard Corp.	4,002	90
Aspen Aerogels, Inc.*	5,000	49
Avient Corp.	16,042	643
Balchem Corp.	6,581	854
Cabot Corp.	11,634	742
Chase Corp.	2,575	200
Element Solutions, Inc.	33,466	596

EQUITY FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Chemicals – 2.5%continued
FutureFuel Corp.	7,054	$51
GCP Applied Technologies, Inc.*	9,787	306
H.B. Fuller Co.	13,178	794
Hawkins, Inc.	8,250	297
Ingevity Corp.*	8,478	535
Innospec, Inc.	4,935	473
Koppers Holdings, Inc.	8,542	193
Kronos Worldwide, Inc.	700	13
Livent Corp.*	29,213	663
LSB Industries, Inc.(1) *	24	—
Minerals Technologies, Inc.	7,839	481
NewMarket Corp.	1,064	320
Orion Engineered Carbons S.A.	8,740	136
Quaker Chemical Corp.	3,960	592
Schweitzer-Mauduit International, Inc.	9,250	232
Sensient Technologies Corp.	9,158	738
Stepan Co.	4,987	505
Tredegar Corp.	6,521	65
Trinseo PLC	10,424	401
Tronox Holdings PLC, Class A	20,456	344
		10,478
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	12,892	560
ACCO Brands Corp.	20,762	136
Brady Corp., Class A	10,478	495
Brink's (The) Co.	9,921	602
Casella Waste Systems, Inc., Class A*	8,947	650
CECO Environmental Corp.*	206	1
Cimpress PLC*	5,283	206
CompX International, Inc.(1)	1	—
CoreCivic, Inc.*	22,505	250
Deluxe Corp.	7,361	160
Ennis, Inc.	4,775	97
Healthcare Services Group, Inc.	15,610	272
Heritage-Crystal Clean, Inc.*	508	14
HNI Corp.	8,343	289
Interface, Inc.	9,636	121
KAR Auction Services, Inc.*	26,692	394
Kimball International, Inc., Class B	3,682	28
Matthews International Corp., Class A	5,352	153
MillerKnoll, Inc.	16,542	435
NL Industries, Inc.	100	1
Pitney Bowes, Inc.	29,108	105
Quad/Graphics, Inc.*	254	1
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Commercial Services & Supplies – 1.5%continued
SP Plus Corp.*	4,529	$139
Steelcase, Inc., Class A	17,115	184
Tetra Tech, Inc.	1,456	199
UniFirst Corp.	3,033	522
Viad Corp.*	4,561	126
Virco Mfg. Corp.*	1,676	6
VSE Corp.	4,716	177
		6,323
Communications Equipment – 1.0%
ADTRAN, Inc.	9,824	172
Applied Optoelectronics, Inc.*	5,804	9
AudioCodes Ltd.	5,523	122
Aviat Networks, Inc.*	2,996	75
BK Technologies Corp.	1,835	5
CalAmp Corp.*	2,461	10
Calix, Inc.*	6,758	231
Clearfield, Inc.*	4,684	290
CommScope Holding Co., Inc.*	37,663	230
Comtech Telecommunications Corp.	7,170	65
Digi International, Inc.*	9,001	218
EMCORE Corp.*	12,695	39
Extreme Networks, Inc.*	13,970	125
Harmonic, Inc.*	13,082	113
Infinera Corp.*	17,187	92
Inseego Corp.*	3,235	6
Ituran Location and Control Ltd.	4,071	100
KVH Industries, Inc.*	6,178	54
NETGEAR, Inc.*	5,981	111
NetScout Systems, Inc.*	14,721	498
PCTEL, Inc.*	14,020	57
Plantronics, Inc.*	6,954	276
Radware Ltd.*	7,520	163
Silicom Ltd.*	5,262	177
Viasat, Inc.*	9,828	301
Viavi Solutions, Inc.*	40,274	533
		4,072
Construction & Engineering – 1.4%
Ameresco, Inc., Class A*	5,500	251
API Group Corp.(3) *	31,157	466
Arcosa, Inc.	10,230	475
Argan, Inc.	4,104	153
Comfort Systems U.S.A., Inc.	10,092	839
Dycom Industries, Inc.*	5,758	536

NORTHERN FUNDS QUARTERLY REPORT     117    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Construction & Engineering – 1.4%continued
EMCOR Group, Inc.	10,544	$1,086
Fluor Corp.*	25,024	609
Granite Construction, Inc.	11,015	321
Great Lakes Dredge & Dock Corp.*	4,135	54
IES Holdings, Inc.*	1,476	44
Matrix Service Co.*	3,570	18
MYR Group, Inc.*	3,319	292
Northwest Pipe Co.*	5,235	157
NV5 Global, Inc.*	2,756	322
Primoris Services Corp.	7,161	156
Sterling Infrastructure, Inc.*	7,763	170
Tutor Perini Corp.*	2,067	18
WillScot Mobile Mini Holdings Corp.*	5,577	181
		6,148
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	26,977	628
United States Lime & Minerals, Inc.	1,409	149
		777
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	1,361	48
Curo Group Holdings Corp.	193	1
Encore Capital Group, Inc.*	7,077	409
Enova International, Inc.*	5,073	146
EZCORP, Inc., Class A*	2,900	22
FirstCash Holdings, Inc.	8,309	578
Green Dot Corp., Class A*	11,622	292
LendingClub Corp.*	9,389	110
Navient Corp.	34,846	487
Nelnet, Inc., Class A	7,037	600
PRA Group, Inc.*	10,543	383
PROG Holdings, Inc.*	14,922	246
Regional Management Corp.	300	11
World Acceptance Corp.*	1,716	193
		3,526
Containers & Packaging – 0.4%
Greif, Inc., Class A	5,079	317
Myers Industries, Inc.	3,648	83
O-I Glass, Inc.*	23,511	329
Silgan Holdings, Inc.	11,649	482
TriMas Corp.	9,908	274
		1,485
Distributors – 0.0%
Weyco Group, Inc.	3,226	79
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Diversified Consumer Services – 0.8%
2U, Inc.*	11,932	$125
Adtalem Global Education, Inc.*	13,235	476
Afya Ltd., Class A*	17,646	176
American Public Education, Inc.*	5,334	86
Chegg, Inc.*	18,900	355
Graham Holdings Co., Class B	960	544
Grand Canyon Education, Inc.*	7,690	724
Laureate Education, Inc.	20,753	240
Perdoceo Education Corp.*	9,982	118
Strategic Education, Inc.	4,401	311
Stride, Inc.*	6,608	269
WW International, Inc.*	7,993	51
		3,475
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	10,202	329
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,766	103
California First Leasing Corp.	1,558	27
Cannae Holdings, Inc.*	13,391	259
Jackson Financial, Inc., Class A	11,600	310
		1,028
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	206
ATN International, Inc.	2,889	135
Bandwidth, Inc., Class A*	3,251	61
Cogent Communications Holdings, Inc.	7,953	483
Consolidated Communications Holdings, Inc.*	12,083	85
IDT Corp., Class B*	5,201	131
Iridium Communications, Inc.*	21,876	822
Liberty Latin America Ltd., Class C*	16,292	127
LICT Corp.*	6	134
Telesat Corp.*	2,945	33
		2,217
Electric Utilities – 0.9%
ALLETE, Inc.	12,644	743
MGE Energy, Inc.	8,837	688
Otter Tail Corp.	10,738	721
PNM Resources, Inc.	15,192	726
Portland General Electric Co.	19,584	946
		3,824
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	4,380	100

EQUITY FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Electrical Equipment – 0.7%continued
Atkore, Inc.*	9,262	$769
AZZ, Inc.	4,963	202
Encore Wire Corp.	4,096	426
EnerSys	8,340	492
GrafTech International Ltd.	29,433	208
Powell Industries, Inc.	4,638	108
Preformed Line Products Co.	1,994	123
Thermon Group Holdings, Inc.*	3,319	47
TPI Composites, Inc.*	6,099	76
Ultralife Corp.*	846	4
Vicor Corp.*	6,126	335
		2,890
Electronic Equipment, Instruments & Components – 2.7%
Advanced Energy Industries, Inc.	6,971	509
Arlo Technologies, Inc.*	3,150	20
Avnet, Inc.	15,777	677
Badger Meter, Inc.	5,704	461
Bel Fuse, Inc., Class B	2,854	44
Belden, Inc.	7,441	396
Benchmark Electronics, Inc.	9,244	209
CTS Corp.	5,143	175
Daktronics, Inc.*	2,559	8
ePlus, Inc.*	10,288	546
Fabrinet*	8,222	667
FARO Technologies, Inc.*	3,753	116
Frequency Electronics, Inc.*	6,758	49
Hollysys Automation Technologies Ltd.	9,246	137
II-VI, Inc.*	16,595	845
Insight Enterprises, Inc.*	9,112	786
Itron, Inc.*	8,857	438
Kimball Electronics, Inc.*	5,368	108
Knowles Corp.*	14,968	259
Methode Electronics, Inc.	7,243	268
nLight, Inc.*	11,607	119
Novanta, Inc.*	7,154	868
OSI Systems, Inc.*	5,442	465
PAR Technology Corp.*	3,629	136
PC Connection, Inc.	6,667	294
Plexus Corp.*	6,246	490
Rogers Corp.*	3,630	951
Sanmina Corp.*	13,470	549
ScanSource, Inc.*	4,800	149
TTM Technologies, Inc.*	12,856	161
Vishay Intertechnology, Inc.	21,667	386
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Electronic Equipment, Instruments & Components – 2.7%continued
Vishay Precision Group, Inc.*	6,945	$202
Wayside Technology Group, Inc.	5,770	192
		11,680
Energy Equipment & Services – 1.4%
Bristow Group, Inc.*	6,760	158
Cactus, Inc., Class A	11,256	453
ChampionX Corp.	33,160	658
DMC Global, Inc.*	5,585	101
Dril-Quip, Inc.*	6,539	169
ENGlobal Corp.*	6,201	6
Exterran Corp.*	8,734	38
Geospace Technologies Corp.*	9,097	43
Gulf Island Fabrication, Inc.*	5,334	18
Helix Energy Solutions Group, Inc.*	38,160	118
Helmerich & Payne, Inc.	18,091	779
Liberty Energy, Inc.*	25,100	320
MIND Technology, Inc.*	3,700	3
Nabors Industries Ltd.*	1,858	249
Natural Gas Services Group, Inc.*	6,526	72
NexTier Oilfield Solutions, Inc.*	21,313	203
Oceaneering International, Inc.*	17,607	188
Patterson-UTI Energy, Inc.	41,605	656
ProPetro Holding Corp.*	5,315	53
Solaris Oilfield Infrastructure, Inc., Class A	7,129	78
TechnipFMC PLC*	74,113	499
TETRA Technologies, Inc.*	12,106	49
Tidewater, Inc.*	9,460	199
Transocean Ltd.*	100,322	334
U.S. Silica Holdings, Inc.*	9,033	103
Valaris Ltd.*	10,600	448
		5,995
Entertainment – 0.3%
IMAX Corp.*	6,960	118
Liberty Media Corp.-Liberty Braves, Class C*	20,339	488
Lions Gate Entertainment Corp., Class A*	13,669	127
LiveOne, Inc.*	5,784	5
Marcus (The) Corp.*	2,354	35
Reading International, Inc., Class A*	4,251	15
Sciplay Corp., Class A*	23,578	329
		1,117

NORTHERN FUNDS QUARTERLY REPORT     119    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Equity Real Estate Investment Trusts – 6.4%
Acadia Realty Trust	16,922	$264
Agree Realty Corp.	13,545	977
Alexander & Baldwin, Inc.	12,703	228
Alexander's, Inc.	675	150
American Assets Trust, Inc.	8,841	263
Apple Hospitality REIT, Inc.	41,368	607
Armada Hoffler Properties, Inc.	5,384	69
Bluerock Residential Growth REIT, Inc.	9,023	237
Braemar Hotels & Resorts, Inc.	4,823	21
Brandywine Realty Trust	32,903	317
Broadstone Net Lease, Inc.	23,865	489
BRT Apartments Corp.	3,060	66
CareTrust REIT, Inc.	18,591	343
CatchMark Timber Trust, Inc., Class A	14,836	149
Cedar Realty Trust, Inc.	8,497	245
Centerspace	2,005	163
Chatham Lodging Trust*	6,946	73
City Office REIT, Inc.	14,297	185
Community Healthcare Trust, Inc.	4,448	161
Corporate Office Properties Trust	18,959	497
Creative Media & Community Trust Corp.	934	7
CTO Realty Growth, Inc.	3,955	242
DiamondRock Hospitality Co.*	43,889	360
Diversified Healthcare Trust	37,810	69
Easterly Government Properties, Inc.	13,897	265
EastGroup Properties, Inc.	7,544	1,164
Empire State Realty Trust, Inc., Class A	25,370	178
EPR Properties	12,463	585
Equity Commonwealth*	19,755	544
Essential Properties Realty Trust, Inc.	16,583	356
Four Corners Property Trust, Inc.	15,463	411
Franklin Street Properties Corp.	16,025	67
Getty Realty Corp.	7,316	194
Gladstone Commercial Corp.	7,214	136
Gladstone Land Corp.	15,568	345
Global Medical REIT, Inc.	9,766	110
Global Net Lease, Inc.	19,328	274
Healthcare Realty Trust, Inc.	28,169	766
Hersha Hospitality Trust*	8,591	84
Hudson Pacific Properties, Inc.	24,793	368
Independence Realty Trust, Inc.	17,068	354
Indus Realty Trust, Inc.	3,615	215
Industrial Logistics Properties Trust	11,002	155
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Equity Real Estate Investment Trusts – 6.4%continued
InvenTrust Properties Corp.	12,300	$317
iStar, Inc.	18,471	253
JBG SMITH Properties	20,948	495
Kite Realty Group Trust	37,771	653
LTC Properties, Inc.	8,246	317
LXP Industrial Trust	44,784	481
Macerich (The) Co.	27,878	243
National Health Investors, Inc.	8,281	502
National Storage Affiliates Trust	11,121	557
Necessity Retail REIT (The), Inc.	19,848	144
NexPoint Residential Trust, Inc.	3,894	243
One Liberty Properties, Inc.	6,319	164
Outfront Media, Inc.	28,323	480
Paramount Group, Inc.	34,100	247
Pebblebrook Hotel Trust	25,326	420
Phillips Edison & Co., Inc.	20,800	695
Physicians Realty Trust	37,247	650
Piedmont Office Realty Trust, Inc., Class A	23,603	310
Plymouth Industrial REIT, Inc.	5,859	103
PotlatchDeltic Corp.	12,820	567
PS Business Parks, Inc.	4,010	750
Retail Opportunity Investments Corp.	21,774	344
RLJ Lodging Trust	34,226	377
RPT Realty	16,207	159
Sabra Health Care REIT, Inc.	40,271	563
Saul Centers, Inc.	2,379	112
Service Properties Trust	32,177	168
SITE Centers Corp.	22,978	309
Sotherly Hotels, Inc.*	2,334	4
STAG Industrial, Inc.	27,858	860
Summit Hotel Properties, Inc.*	13,482	98
Sunstone Hotel Investors, Inc.*	44,683	443
Tanger Factory Outlet Centers, Inc.	15,238	217
Terreno Realty Corp.	13,566	756
UMH Properties, Inc.	8,454	149
Urban Edge Properties	21,578	328
Urstadt Biddle Properties, Inc., Class A	8,986	146
Veris Residential, Inc.*	14,792	196
Washington Real Estate Investment Trust	14,745	314
Whitestone REIT	10,730	115
Xenia Hotels & Resorts, Inc.*	20,800	302
		27,304

EQUITY FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Food & Staples Retailing – 1.1%
Andersons (The), Inc.	4,166	$137
BJ's Wholesale Club Holdings, Inc.*	3,404	212
Chefs' Warehouse (The), Inc.*	1,575	61
Grocery Outlet Holding Corp.*	14,584	622
Ingles Markets, Inc., Class A	5,769	501
Performance Food Group Co.*	28,644	1,317
PriceSmart, Inc.	4,320	309
Rite Aid Corp.*	8,565	58
SpartanNash Co.	7,251	219
Sprouts Farmers Market, Inc.*	25,358	642
United Natural Foods, Inc.*	7,327	289
Village Super Market, Inc., Class A	1,471	34
Weis Markets, Inc.	4,874	363
		4,764
Food Products – 1.5%
Adecoagro S.A.	1,368	12
Alico, Inc.	6,440	229
B&G Foods, Inc.	13,863	330
Bridgford Foods Corp.*	3,905	51
Calavo Growers, Inc.	2,990	125
Cal-Maine Foods, Inc.	7,729	382
Farmer Bros. Co.*	6,412	30
Fresh Del Monte Produce, Inc.	4,310	127
Hain Celestial Group (The), Inc.*	14,054	334
Hostess Brands, Inc.*	25,018	531
J&J Snack Foods Corp.	3,505	490
John B. Sanfilippo & Son, Inc.	1,422	103
Lancaster Colony Corp.	4,081	526
Landec Corp.*	3,059	30
Sanderson Farms, Inc.	4,624	997
Seaboard Corp.	133	516
Seneca Foods Corp., Class A*	3,840	213
Simply Good Foods (The) Co.*	17,069	645
Tootsie Roll Industries, Inc.	11,240	397
TreeHouse Foods, Inc.*	8,618	360
		6,428
Gas Utilities – 1.3%
Chesapeake Utilities Corp.	4,470	579
Macquarie Infrastructure Holdings LLC	12,728	50
New Jersey Resources Corp.	20,889	930
Northwest Natural Holding Co.	8,011	425
ONE Gas, Inc.	12,021	976
RGC Resources, Inc.	921	18
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Gas Utilities – 1.3%continued
South Jersey Industries, Inc.	20,594	$703
Southwest Gas Holdings, Inc.	12,123	1,056
Spire, Inc.	11,838	880
		5,617
Health Care Equipment & Supplies – 4.2%
Accuray, Inc.*	1,300	3
Alphatec Holdings, Inc.*	18,668	122
AngioDynamics, Inc.*	11,304	219
Apollo Endosurgery, Inc.*	48,090	176
Apyx Medical Corp.*	4,253	25
Artivion, Inc.*	9,324	176
AtriCure, Inc.*	10,508	429
Atrion Corp.	263	165
Avanos Medical, Inc.*	12,640	346
Axogen, Inc.*	6,232	51
Axonics, Inc.*	8,126	460
Beyond Air, Inc.*	14,828	99
BioLife Solutions, Inc.*	10,867	150
BioSig Technologies, Inc.(1) *	500	—
Bioventus, Inc., Class A*	5,162	35
Cardiovascular Systems, Inc.*	12,577	181
Cerus Corp.*	49,955	264
Chembio Diagnostics, Inc.*	13,839	9
CONMED Corp.	6,040	578
CryoPort, Inc.*	5,949	184
Cutera, Inc.*	7,818	293
Daxor Corp.(1) *	37	—
Electromed, Inc.*	5,043	49
Enovis Corp.*	8,100	445
Establishment Labs Holdings, Inc.*	5,022	273
FONAR Corp.*	9,642	146
Glaukos Corp.*	7,237	329
Haemonetics Corp.*	8,175	533
Heska Corp.*	4,138	391
ICU Medical, Inc.*	3,216	529
Inari Medical, Inc.*	5,495	374
Inmode Ltd.*	12,652	284
Inogen, Inc.*	2,735	66
Integer Holdings Corp.*	8,177	578
Invacare Corp.*	3,727	5
iRadimed Corp.	7,647	260
Kewaunee Scientific Corp.*	2,502	41
Lantheus Holdings, Inc.*	13,187	871
LeMaitre Vascular, Inc.	10,133	462

NORTHERN FUNDS QUARTERLY REPORT     121    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Health Care Equipment & Supplies – 4.2%continued
LENSAR, Inc.*	1,867	$12
LivaNova PLC*	10,096	631
Meridian Bioscience, Inc.*	14,023	427
Merit Medical Systems, Inc.*	13,220	717
Mesa Laboratories, Inc.	817	167
Natus Medical, Inc.*	6,973	228
Neogen Corp.*	20,612	497
NuVasive, Inc.*	9,445	464
Omnicell, Inc.*	9,374	1,066
OraSure Technologies, Inc.*	18,029	49
Orthofix Medical, Inc.*	6,523	154
OrthoPediatrics Corp.*	3,161	136
Pro-Dex, Inc.*	5,339	86
Pulse Biosciences, Inc.*	17,697	27
Retractable Technologies, Inc.*	17,052	65
SeaSpine Holdings Corp.*	17,104	97
Semler Scientific, Inc.*	3,949	111
Shockwave Medical, Inc.*	5,626	1,076
SI-BONE, Inc.*	6,604	87
Sientra, Inc.(1) *	113	—
SmileDirectClub, Inc.*	21,260	22
STAAR Surgical Co.*	8,673	615
Surmodics, Inc.*	5,429	202
Tactile Systems Technology, Inc.*	1,991	15
TransMedics Group, Inc.*	9,992	314
UFP Technologies, Inc.*	3,815	304
Utah Medical Products, Inc.	3,298	283
Vapotherm, Inc.*	3,263	8
Varex Imaging Corp.*	6,055	130
ViewRay, Inc.*	21,928	58
Zynex, Inc.	9,864	79
		17,728
Health Care Providers & Services – 3.4%
1Life Healthcare, Inc.*	19,490	153
Acadia Healthcare Co., Inc.*	14,810	1,002
Addus HomeCare Corp.*	4,020	335
AlerisLife, Inc.*	3,314	4
Amedisys, Inc.*	5,170	543
AMN Healthcare Services, Inc.*	10,115	1,110
Apollo Medical Holdings, Inc.*	9,758	377
Brookdale Senior Living, Inc.*	40,343	183
CareMax, Inc.*	13,024	47
Castle Biosciences, Inc.*	2,669	59
Clover Health Investments Corp.*	66,876	143
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Health Care Providers & Services – 3.4%continued
Community Health Systems, Inc.*	20,815	$78
CorVel Corp.*	5,123	754
Covetrus, Inc.*	21,408	444
Cross Country Healthcare, Inc.*	13,345	278
Cryo-Cell International, Inc.*	750	4
Ensign Group (The), Inc.	12,711	934
Enzo Biochem, Inc.*	7,284	15
Fulgent Genetics, Inc.*	6,228	340
Global Cord Blood Corp.*	6,346	19
Hanger, Inc.*	6,922	99
HealthEquity, Inc.*	12,814	787
Joint (The) Corp.*	3,837	59
LHC Group, Inc.*	5,763	898
ModivCare, Inc.*	3,434	290
National HealthCare Corp.	4,345	304
National Research Corp.	3,538	135
OPKO Health, Inc.*	94,237	238
Option Care Health, Inc.*	20,876	580
Owens & Minor, Inc.	10,071	317
Patterson Cos., Inc.	23,245	704
Pennant Group (The), Inc.*	5,367	69
PetIQ, Inc.*	7,148	120
Premier, Inc., Class A	12,313	439
Progyny, Inc.*	10,474	304
R1 RCM, Inc.*	20,406	428
RadNet, Inc.*	9,282	160
Select Medical Holdings Corp.	24,358	575
Sonida Senior Living, Inc.*	35	1
Surgery Partners, Inc.*	12,793	370
Tenet Healthcare Corp.*	3,058	161
U.S. Physical Therapy, Inc.	3,436	375
		14,235
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc.*	36,281	538
American Well Corp., Class A*	32,483	140
CareCloud, Inc.*	13,493	46
Computer Programs and Systems, Inc.*	9,221	295
Evolent Health, Inc., Class A*	20,075	617
HealthStream, Inc.*	4,785	104
Inspire Medical Systems, Inc.*	4,189	765
Multiplan Corp.*	64,732	355
NextGen Healthcare, Inc.*	11,447	200

EQUITY FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Health Care Technology – 0.8%continued
OptimizeRx Corp.*	5,220	$143
Simulations Plus, Inc.	4,666	230
		3,433
Hotels, Restaurants & Leisure – 1.6%
Arcos Dorados Holdings, Inc., Class A	37,841	255
BBQ Holdings, Inc.*	174	2
Biglari Holdings, Inc., Class B*	860	105
BJ's Restaurants, Inc.*	5,545	120
Brinker International, Inc.*	5,700	126
Carrols Restaurant Group, Inc.	300	1
Chuy's Holdings, Inc.*	2,743	55
Cracker Barrel Old Country Store, Inc.	5,094	425
Dave & Buster's Entertainment, Inc.*	10,795	354
Denny's Corp.*	15,386	134
Despegar.com Corp.*	7,242	59
Dine Brands Global, Inc.	2,219	144
Drive Shack, Inc.*	8,625	12
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	12,087	197
Fiesta Restaurant Group, Inc.*	1,335	9
Golden Entertainment, Inc.*	1,684	67
Hilton Grand Vacations, Inc.*	14,752	527
International Game Technology PLC	15,517	288
Jack in the Box, Inc.	4,405	247
Light & Wonder, Inc.*	16,135	758
Monarch Casino & Resort, Inc.*	932	55
Nathan's Famous, Inc.	1,507	88
Papa John's International, Inc.	5,135	429
Red Robin Gourmet Burgers, Inc.*	4,400	35
Red Rock Resorts, Inc., Class A	12,296	410
Ruth's Hospitality Group, Inc.	3,046	49
Shake Shack, Inc., Class A*	4,879	193
Texas Roadhouse, Inc.	13,167	964
Town Sports International Holdings, Inc.(1) *	1,105	—
Travel + Leisure Co.	15,550	604
		6,712
Household Durables – 1.4%
Beazer Homes U.S.A., Inc.*	5,187	63
Cavco Industries, Inc.*	1,953	383
Century Communities, Inc.	3,721	167
Ethan Allen Interiors, Inc.	4,433	90
Flexsteel Industries, Inc.	4,687	84
GoPro, Inc., Class A*	15,619	86
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Household Durables – 1.4%continued
Hamilton Beach Brands Holding Co., Class A	2,899	$36
Helen of Troy Ltd.*	4,955	805
Hooker Furnishings Corp.	1,660	26
Installed Building Products, Inc.	4,791	398
iRobot Corp.*	5,884	216
KB Home	16,240	462
La-Z-Boy, Inc.	9,887	234
Lifetime Brands, Inc.	587	6
M/I Homes, Inc.*	4,233	168
MDC Holdings, Inc.	11,995	388
Meritage Homes Corp.*	6,707	486
Nobility Homes, Inc.	876	25
Skyline Champion Corp.*	10,583	502
Sonos, Inc.*	17,546	317
Taylor Morrison Home Corp.*	24,700	577
Tri Pointe Homes, Inc.*	23,744	401
Universal Electronics, Inc.*	3,746	96
VOXX International Corp.*	1,446	13
		6,029
Household Products – 0.5%
Central Garden & Pet Co.*	200	9
Central Garden & Pet Co., Class A*	7,970	319
Energizer Holdings, Inc.	11,269	319
Oil-Dri Corp. of America	3,095	95
Spectrum Brands Holdings, Inc.	9,998	820
WD-40 Co.	2,758	555
		2,117
Independent Power & Renewable Electricity Producers – 0.4%
Atlantica Sustainable Infrastructure PLC	19,357	625
Brookfield Renewable Corp., Class A	8,309	296
Clearway Energy, Inc., Class A	1,131	36
Clearway Energy, Inc., Class C	17,743	618
		1,575
Insurance – 2.5%
Ambac Financial Group, Inc.*	8,441	96
American Equity Investment Life Holding Co.	21,966	803
AMERISAFE, Inc.	3,533	184
Argo Group International Holdings Ltd.	9,753	360
Assured Guaranty Ltd.	10,739	599
Atlantic American Corp.	6,792	18
Brighthouse Financial, Inc.*	12,728	522

NORTHERN FUNDS QUARTERLY REPORT     123    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Insurance – 2.5%continued
Citizens, Inc.*	6,196	$26
CNO Financial Group, Inc.	40,830	739
Donegal Group, Inc., Class A	5,400	92
Employers Holdings, Inc.	9,617	403
Enstar Group Ltd.*	1,757	376
Genworth Financial, Inc., Class A*	70,088	247
Greenlight Capital Re Ltd., Class A*	14,699	114
Investors Title Co.	692	109
Kansas City Life Insurance Co.	1,868	61
Kemper Corp.	9,900	474
Kinsale Capital Group, Inc.	3,907	897
MBIA, Inc.*	19,856	245
Mercury General Corp.	4,489	199
National Western Life Group, Inc., Class A	957	194
Palomar Holdings, Inc.*	3,708	239
ProAssurance Corp.	13,273	314
RLI Corp.	8,246	961
Safety Insurance Group, Inc.	2,567	249
Selective Insurance Group, Inc.	11,377	989
SiriusPoint Ltd.*	15,911	86
SiriusPoint Ltd. (OTC US Exchange)*	463	4
Stewart Information Services Corp.	3,179	158
United Fire Group, Inc.	4,671	160
Universal Insurance Holdings, Inc.	4,946	64
White Mountains Insurance Group Ltd.	452	563
		10,545
Interactive Media & Services – 0.8%
Angi, Inc.*	83,900	384
Bumble, Inc., Class A*	14,300	402
Cargurus, Inc.*	16,036	345
Cars.com, Inc.*	6,293	59
EverQuote, Inc., Class A*	4,662	41
Liberty TripAdvisor Holdings, Inc., Class A*	6,201	5
Nextdoor Holdings, Inc.*	64,600	214
QuinStreet, Inc.*	17,418	175
Travelzoo*	5,357	32
TripAdvisor, Inc.*	17,000	303
Yelp, Inc.*	16,153	449
Ziff Davis, Inc.*	8,713	649
ZipRecruiter, Inc., Class A*	13,200	196
		3,254
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Internet & Direct Marketing Retail – 0.2%
1-800-Flowers.com, Inc., Class A*	8,770	$83
Liquidity Services, Inc.*	5,236	70
Overstock.com, Inc.*	4,821	121
PetMed Express, Inc.	4,787	95
Quotient Technology, Inc.*	6,947	21
Revolve Group, Inc.*	12,198	316
Shutterstock, Inc.	1,341	77
		783
IT Services – 1.6%
Actua Corp.(2) *	8,828	—
BM Technologies, Inc.*	1,134	7
Brightcove, Inc.*	9,262	59
Cass Information Systems, Inc.	3,083	104
Computer Services, Inc.	4,050	150
Computer Task Group, Inc.*	140	1
Conduent, Inc.*	28,170	122
CSG Systems International, Inc.	7,734	462
EVERTEC, Inc.	11,695	431
Evo Payments, Inc., Class A*	7,818	184
ExlService Holdings, Inc.*	6,300	928
Hackett Group (The), Inc.	10,003	190
I3 Verticals, Inc., Class A*	4,071	102
Information Services Group, Inc.	11,023	74
Marqeta, Inc., Class A*	67,100	544
Maximus, Inc.	15,859	991
Perficient, Inc.*	8,149	747
StarTek, Inc.*	835	2
Switch, Inc., Class A	6,344	212
TTEC Holdings, Inc.	4,282	291
Tucows, Inc., Class A*	1,705	76
Unisys Corp.*	4,568	55
Verra Mobility Corp.*	25,950	408
Wix.com Ltd.*	8,400	551
		6,691
Leisure Products – 0.4%
Acushnet Holdings Corp.	6,673	278
American Outdoor Brands, Inc.*	2,656	25
Callaway Golf Co.*	16,842	343
Clarus Corp.	5,413	103
Escalade, Inc.	5,211	68
Johnson Outdoors, Inc., Class A	3,349	205
Malibu Boats, Inc., Class A*	4,004	211

EQUITY FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Leisure Products – 0.4%continued
Marine Products Corp.	7,809	$74
Sturm Ruger & Co., Inc.	2,776	177
		1,484
Life Sciences Tools & Services – 0.3%
Alpha Teknova, Inc.*	2,185	18
Champions Oncology, Inc.*	4,406	36
Codexis, Inc.*	10,004	105
Harvard Bioscience, Inc.*	17,208	62
Medpace Holdings, Inc.*	5,623	841
Nautilus Biotechnology, Inc.*	20,067	54
NeoGenomics, Inc.*	20,087	164
Personalis, Inc.*	7,563	26
Rapid Micro Biosystems, Inc., Class A*	2,571	11
Singular Genomics Systems, Inc.*	8,383	32
Standard BioTools, Inc.*	16,180	26
		1,375
Machinery – 3.9%
Alamo Group, Inc.	2,352	274
Albany International Corp., Class A	6,461	509
Altra Industrial Motion Corp.	14,397	507
Astec Industries, Inc.	5,770	235
Barnes Group, Inc.	11,794	367
Chart Industries, Inc.*	8,786	1,471
CIRCOR International, Inc.*	2,467	40
Columbus McKinnon Corp.	3,276	93
Conrad Industries, Inc.*	100	2
Douglas Dynamics, Inc.	4,546	131
Eastern (The) Co.	1,665	34
Enerpac Tool Group Corp.	12,541	239
EnPro Industries, Inc.	4,031	330
Esab Corp.	8,700	381
ESCO Technologies, Inc.	5,707	390
Evoqua Water Technologies Corp.*	14,958	486
Federal Signal Corp.	16,085	573
Franklin Electric Co., Inc.	9,583	702
Gorman-Rupp (The) Co.	6,591	187
Graham Corp.	2,512	17
Greenbrier (The) Cos., Inc.	5,159	186
Helios Technologies, Inc.	4,001	265
Hillenbrand, Inc.	14,638	600
Hurco Cos., Inc.	1,123	28
Hyster-Yale Materials Handling, Inc.	2,391	77
John Bean Technologies Corp.	6,139	678
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Machinery – 3.9%continued
Kadant, Inc.	1,968	$359
Kennametal, Inc.	17,894	416
L.B. Foster Co., Class A*	1,584	20
Lindsay Corp.	2,080	276
Meritor, Inc.*	17,189	624
Miller Industries, Inc.	3,185	72
Mueller Industries, Inc.	11,880	633
Mueller Water Products, Inc., Class A	34,105	400
Omega Flex, Inc.	1,628	175
Proto Labs, Inc.*	5,696	273
RBC Bearings, Inc.*	4,972	920
Shyft Group (The), Inc.	3,505	65
SPX Corp.*	10,850	573
Standex International Corp.	4,170	354
Taylor Devices, Inc.*	1,662	14
Tennant Co.	4,016	238
Terex Corp.	11,376	311
Titan International, Inc.*	11,906	180
Trinity Industries, Inc.	19,172	464
Twin Disc, Inc.*	356	3
Wabash National Corp.	6,758	92
Watts Water Technologies, Inc., Class A	6,124	752
Welbilt, Inc.*	21,182	504
		16,520
Marine – 0.5%
Danaos Corp.	3,686	233
Golden Ocean Group Ltd.	21,714	253
Kirby Corp.*	10,341	629
Matson, Inc.	10,504	765
Star Bulk Carriers Corp.	17,978	449
		2,329
Media – 0.8%
AMC Networks, Inc., Class A*	7,970	232
Boston Omaha Corp., Class A(1) *	1	—
comScore, Inc.*	11,616	24
Cumulus Media, Inc., Class A*	300	2
Daily Journal Corp.*	332	86
EW Scripps (The) Co., Class A*	9,722	121
Gannett Co., Inc.*	12,191	35
Gray Television, Inc.	23,772	402
iHeartMedia, Inc., Class A*	18,296	145
John Wiley & Sons, Inc., Class A	9,645	461
Magnite, Inc.*	12,159	108

NORTHERN FUNDS QUARTERLY REPORT     125    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Media – 0.8%continued
Marchex, Inc., Class B(1) *	179	$—
Saga Communications, Inc., Class A	1,396	35
Scholastic Corp.	7,170	258
Sinclair Broadcast Group, Inc., Class A	11,464	234
TechTarget, Inc.*	4,387	288
TEGNA, Inc.	41,593	872
		3,303
Metals & Mining – 1.3%
Alpha Metallurgical Resources, Inc.	4,298	555
Arconic Corp.*	19,490	547
Carpenter Technology Corp.	11,479	320
Coeur Mining, Inc.*	48,365	147
Commercial Metals Co.	23,737	786
Compass Minerals International, Inc.	8,874	314
Constellium S.E.*	27,720	366
Ferroglobe PLC*	22,656	135
Fortitude Gold Corp.	2,348	14
Gold Resource Corp.	8,089	13
Haynes International, Inc.	2,371	78
Hecla Mining Co.	93,755	368
Kaiser Aluminum Corp.	3,022	239
Materion Corp.	7,084	522
McEwen Mining, Inc.*	23,720	10
Nexa Resources S.A.	22,291	134
Olympic Steel, Inc.	3,230	83
Piedmont Lithium, Inc.*	1,800	66
Schnitzer Steel Industries, Inc., Class A	2,938	96
Synalloy Corp.*	108	2
Universal Stainless & Alloy Products, Inc.*	1,504	11
Warrior Met Coal, Inc.	12,211	374
Worthington Industries, Inc.	12,528	552
		5,732
Mortgage Real Estate Investment Trusts – 0.9%
ACRES Commercial Realty Corp.*	136	1
Apollo Commercial Real Estate Finance, Inc.	33,215	347
Arbor Realty Trust, Inc.	25,986	341
Arlington Asset Investment Corp., Class A(1) *	10	—
ARMOUR Residential REIT, Inc.	7,473	53
Blackstone Mortgage Trust, Inc., Class A	25,462	705
BrightSpire Capital, Inc.	11,919	90
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Mortgage Real Estate Investment Trusts – 0.9%continued
Chimera Investment Corp.	34,994	$309
Dynex Capital, Inc.	3,644	58
Ellington Residential Mortgage REIT	540	4
Franklin BSP Realty Trust, Inc.	8,829	119
Granite Point Mortgage Trust, Inc.	6,103	58
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,821	523
Invesco Mortgage Capital, Inc.	2,318	34
Ladder Capital Corp.	27,383	289
New Residential Investment Corp.	63,772	594
New York Mortgage Trust, Inc.	46,078	127
Ready Capital Corp.	4,562	54
Redwood Trust, Inc.	11,649	90
Two Harbors Investment Corp.	34,195	170
		3,966
Multiline Retail – 0.3%
Big Lots, Inc.	8,945	188
Dillard's, Inc., Class A	1,538	339
Macy's, Inc.	8,359	153
Ollie's Bargain Outlet Holdings, Inc.*	9,600	564
		1,244
Multi-Utilities – 0.4%
Avista Corp.	13,954	607
NorthWestern Corp.	11,879	700
Unitil Corp.	3,654	215
		1,522
Oil, Gas & Consumable Fuels – 3.5%
Adams Resources & Energy, Inc.	4,747	153
Alto Ingredients, Inc.*	9,940	37
Antero Resources Corp.*	4,360	134
Arch Resources, Inc.	2,367	339
Ardmore Shipping Corp.*	23,527	164
California Resources Corp.	13,789	531
Callon Petroleum Co.*	4,557	179
Chesapeake Energy Corp.	2,043	166
Civitas Resources, Inc.	12,850	672
Clean Energy Fuels Corp.*	14,369	64
CNX Resources Corp.*	27,300	449
Comstock Resources, Inc.*	9,230	111
CONSOL Energy, Inc.*	5,414	267
Crescent Energy Co., Class A	2,204	28
CVR Energy, Inc.	7,398	248
Delek U.S. Holdings, Inc.*	12,219	316

EQUITY FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Oil, Gas & Consumable Fuels – 3.5%continued
Denbury, Inc.*	8,220	$493
DHT Holdings, Inc.	35,919	220
Dorian LPG Ltd.	1,334	20
Earthstone Energy, Inc., Class A*	13,429	183
Equitrans Midstream Corp.	66,784	425
Evolution Petroleum Corp.	17,822	97
Frontline Ltd.*	29,617	262
Golar LNG Ltd.*	22,893	521
Green Plains, Inc.*	15,960	434
Gulfport Energy Corp.*	1,795	143
Hallador Energy Co.*	12,397	67
HighPeak Energy, Inc.	8,830	226
International Seaways, Inc.	10,211	216
Kosmos Energy Ltd.*	67,263	416
Laredo Petroleum, Inc.*	2,802	193
Magnolia Oil & Gas Corp., Class A	22,804	479
Matador Resources Co.	18,031	840
Murphy Oil Corp.	25,060	757
NACCO Industries, Inc., Class A	2,782	105
Navigator Holdings Ltd.*	15,734	178
Nordic American Tankers Ltd.	13,985	30
Northern Oil and Gas, Inc.	3,671	93
Oasis Petroleum, Inc.	3,497	425
Overseas Shipholding Group, Inc., Class A*	8,366	17
Ovintiv, Inc.	3,267	144
Par Pacific Holdings, Inc.*	304	5
PBF Energy, Inc., Class A*	16,608	482
PDC Energy, Inc.	2,443	151
Peabody Energy Corp.*	5,607	120
PrimeEnergy Resources Corp.*	1,558	122
Range Resources Corp.*	5,593	138
Ranger Oil Corp., Class A*	5,205	171
REX American Resources Corp.*	4,001	339
Riviera Resources, Inc.(2) *	6,246	—
Scorpio Tankers, Inc.	12,831	443
SFL Corp. Ltd.	20,985	199
SM Energy Co.	14,056	481
Southwestern Energy Co.*	21,513	134
Teekay Corp.*	6,791	20
Teekay Tankers Ltd., Class A*	1,000	18
Uranium Energy Corp.*	4,700	14
VAALCO Energy, Inc.	15,452	107
Voc Energy Trust	2,500	16
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Oil, Gas & Consumable Fuels – 3.5%continued
W&T Offshore, Inc.*	42,508	$184
Whiting Petroleum Corp.	6,497	442
World Fuel Services Corp.	12,628	258
		14,686
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	3,700	124
Glatfelter Corp.	7,954	55
Mercer International, Inc.	6,200	82
Neenah, Inc.	5,006	171
Resolute Forest Products, Inc.*	12,015	153
		585
Personal Products – 0.5%
Edgewell Personal Care Co.	11,083	382
Inter Parfums, Inc.	3,670	268
Mannatech, Inc.	3,951	66
Medifast, Inc.	3,802	686
Natural Alternatives International, Inc.*	729	8
Nature's Sunshine Products, Inc.*	3,623	39
Nu Skin Enterprises, Inc., Class A	13,780	597
United-Guardian, Inc.	502	7
USANA Health Sciences, Inc.*	2,359	171
		2,224
Pharmaceuticals – 1.5%
Aerie Pharmaceuticals, Inc.*	6,793	51
Amneal Pharmaceuticals, Inc.*	35,482	113
Amphastar Pharmaceuticals, Inc.*	12,766	444
ANI Pharmaceuticals, Inc.*	3,586	106
Arvinas, Inc.*	279	12
ATAI Life Sciences N.V.*	25,330	92
Atea Pharmaceuticals, Inc.*	10,454	74
Axsome Therapeutics, Inc.*	4,518	173
Bausch Health Cos., Inc.*	58,100	486
Cara Therapeutics, Inc.*	10,431	95
Collegium Pharmaceutical, Inc.*	15,797	280
Corcept Therapeutics, Inc.*	29,900	711
CorMedix, Inc.*	3,180	13
Cumberland Pharmaceuticals, Inc.*	232	1
Endo International PLC*	34,020	16
Esperion Therapeutics, Inc.*	6,126	39
Fulcrum Therapeutics, Inc.*	5,339	26
Harmony Biosciences Holdings, Inc.*	3,588	175
Harrow Health, Inc.*	16,905	123
Innoviva, Inc.*	27,378	404

NORTHERN FUNDS QUARTERLY REPORT     127    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Pharmaceuticals – 1.5%continued
Intra-Cellular Therapies, Inc.*	13,370	$763
Kaleido Biosciences, Inc.*	14,235	1
Ocular Therapeutix, Inc.*	395	2
Omeros Corp.*	15,724	43
Opiant Pharmaceuticals, Inc.*	10,056	121
Optinose, Inc.*	249	1
Oramed Pharmaceuticals, Inc.*	4,253	19
Otonomy, Inc.*	400	1
Pacira BioSciences, Inc.*	11,513	671
Paratek Pharmaceuticals, Inc.*	11,893	23
Phibro Animal Health Corp., Class A	9,579	183
Prestige Consumer Healthcare, Inc.*	12,374	728
Provention Bio, Inc.*	8,304	33
Relmada Therapeutics, Inc.*	2,076	39
Satsuma Pharmaceuticals, Inc.*	3,331	14
scPharmaceuticals, Inc.*	12,604	61
Supernus Pharmaceuticals, Inc.*	9,929	287
Verrica Pharmaceuticals, Inc.*	8,008	15
WaVe Life Sciences Ltd.*	200	1
Zynerba Pharmaceuticals, Inc.*	16,629	19
		6,459
Professional Services – 2.0%
Alight, Inc., Class A*	58,100	392
ASGN, Inc.*	9,944	897
Barrett Business Services, Inc.	3,801	277
CBIZ, Inc.*	23,219	928
CRA International, Inc.	3,941	352
Exponent, Inc.	11,676	1,068
Forrester Research, Inc.*	6,452	309
Franklin Covey Co.*	4,919	227
Heidrick & Struggles International, Inc.	6,566	212
Huron Consulting Group, Inc.*	3,844	250
ICF International, Inc.	3,832	364
Insperity, Inc.	7,588	758
KBR, Inc.	3,954	191
Kelly Services, Inc., Class A	4,941	98
Kforce, Inc.	6,914	424
Korn Ferry	11,258	653
ManTech International Corp., Class A	6,053	578
Mistras Group, Inc.*	1,067	6
Resources Connection, Inc.	7,843	160
TrueBlue, Inc.*	7,431	133
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Professional Services – 2.0%continued
Where Food Comes From, Inc.	275	$3
Willdan Group, Inc.*	2,920	81
		8,361
Real Estate Management & Development – 0.6%
Altisource Asset Management Corp.*	512	5
American Realty Investors, Inc.*	1,744	25
Anywhere Real Estate, Inc.*	12,654	124
Cushman & Wakefield PLC*	21,459	327
DigitalBridge Group, Inc.*	88,195	430
Douglas Elliman, Inc.	4,645	22
eXp World Holdings, Inc.	10,474	123
Forestar Group, Inc.*	10,712	147
FRP Holdings, Inc.*	1,132	68
Kennedy-Wilson Holdings, Inc.	20,535	389
Newmark Group, Inc., Class A	22,904	222
RE/MAX Holdings, Inc., Class A	6,062	149
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	6,200	245
Stratus Properties, Inc.*	114	4
Tejon Ranch Co.*	8,144	127
Transcontinental Realty Investors, Inc.*	405	16
		2,425
Road & Rail – 0.8%
ArcBest Corp.	5,382	379
Avis Budget Group, Inc.*	1,039	153
Covenant Logistics Group, Inc.	6,472	162
Heartland Express, Inc.	15,218	212
Marten Transport Ltd.	10,657	179
P.A.M. Transportation Services, Inc.*	5,232	143
Patriot Transportation Holding, Inc.	465	4
Ryder System, Inc.	9,016	641
Saia, Inc.*	5,176	973
U.S.A. Truck, Inc.*	500	16
Universal Logistics Holdings, Inc.	4,446	121
Werner Enterprises, Inc.	9,606	370
		3,353
Semiconductors & Semiconductor Equipment – 2.7%
ACM Research, Inc., Class A*	11,124	187
Alpha & Omega Semiconductor Ltd.*	5,517	184
Ambarella, Inc.*	6,162	403
Amkor Technology, Inc.	21,614	366
Axcelis Technologies, Inc.*	11,523	632
Canadian Solar, Inc.*	9,867	307

EQUITY FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Semiconductors & Semiconductor Equipment – 2.7%continued
CEVA, Inc.*	4,842	$163
Cohu, Inc.*	5,021	139
CyberOptics Corp.*	2,292	80
Diodes, Inc.*	8,835	571
FormFactor, Inc.*	14,412	558
Ichor Holdings Ltd.*	2,473	64
Impinj, Inc.*	4,187	246
Kopin Corp.*	14,152	16
Kulicke & Soffa Industries, Inc.	12,294	526
Lattice Semiconductor Corp.*	3,922	190
MACOM Technology Solutions Holdings, Inc.*	10,123	467
MagnaChip Semiconductor Corp.*	1,772	26
MaxLinear, Inc.*	12,768	434
Meta Materials, Inc.*	1,350	1
Nova Ltd.*	3,094	274
NVE Corp.	1,985	93
Onto Innovation, Inc.*	9,162	639
PDF Solutions, Inc.*	15,204	327
Photronics, Inc.*	6,937	135
Power Integrations, Inc.	9,998	750
Rambus, Inc.*	20,203	434
Semtech Corp.*	12,681	697
Silicon Laboratories, Inc.*	7,826	1,097
SMART Global Holdings, Inc.*	15,338	251
Synaptics, Inc.*	6,853	809
Ultra Clean Holdings, Inc.*	12,845	383
Veeco Instruments, Inc.*	10,038	195
		11,644
Software – 4.1%
ACI Worldwide, Inc.*	22,129	573
Agilysys, Inc.*	5,598	265
Alarm.com Holdings, Inc.*	6,436	398
Altair Engineering, Inc., Class A*	7,480	393
Alteryx, Inc., Class A*	9,300	450
American Software, Inc., Class A	6,859	111
Appfolio, Inc., Class A*	3,504	318
Aware, Inc.*	683	2
Benefitfocus, Inc.*	5,043	39
Blackbaud, Inc.*	9,610	558
Blackline, Inc.*	9,192	612
Box, Inc., Class A*	25,369	638
Braze, Inc., Class A*	14,400	522
Cerence, Inc.*	5,966	150
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Software – 4.1%continued
ChannelAdvisor Corp.*	1,934	$28
CommVault Systems, Inc.*	7,592	477
Consensus Cloud Solutions, Inc.*	2,904	127
Digimarc Corp.*	4,957	70
Digital Turbine, Inc.*	14,763	258
Domo, Inc., Class B*	5,329	148
Ebix, Inc.	6,870	116
eGain Corp.*	2,854	28
Envestnet, Inc.*	8,562	452
Everbridge, Inc.*	5,966	166
InterDigital, Inc.	7,434	452
LiveRamp Holdings, Inc.*	10,341	267
Mandiant, Inc.*	27,704	604
MicroStrategy, Inc., Class A*	1,385	228
Model N, Inc.*	7,358	188
Momentive Global, Inc.*	23,075	203
New Relic, Inc.*	8,750	438
Nutanix, Inc., Class A*	32,700	478
OneSpan, Inc.*	12,448	148
Park City Group, Inc.(1) *	33	—
Progress Software Corp.	8,865	402
Q2 Holdings, Inc.*	9,049	349
Qualys, Inc.*	6,372	804
Rapid7, Inc.*	8,774	586
Sailpoint Technologies Holdings, Inc.*	14,791	927
Sapiens International Corp. N.V.	10,074	244
SecureWorks Corp., Class A*	5,710	62
ShotSpotter, Inc.*	4,377	118
SPS Commerce, Inc.*	8,290	937
Synchronoss Technologies, Inc.*	1,500	2
Tenable Holdings, Inc.*	12,302	559
Upland Software, Inc.*	2,604	38
Varonis Systems, Inc.*	16,156	474
Verint Systems, Inc.*	12,549	531
VirnetX Holding Corp.(1) *	398	—
Vonage Holdings Corp.*	43,462	819
Workiva, Inc.*	6,834	451
Xperi Holding Corp.	18,368	265
		17,473
Specialty Retail – 2.4%
Aaron's (The) Co., Inc.	7,461	109
Abercrombie & Fitch Co., Class A*	10,862	184
Academy Sports & Outdoors, Inc.	10,341	368
American Eagle Outfitters, Inc.	30,632	342

NORTHERN FUNDS QUARTERLY REPORT     129    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Specialty Retail – 2.4%continued
America's Car-Mart, Inc.*	2,111	$212
Asbury Automotive Group, Inc.*	3,277	555
Bed Bath & Beyond, Inc.*	21,148	105
Big 5 Sporting Goods Corp.	6,597	74
Boot Barn Holdings, Inc.*	4,283	295
Buckle (The), Inc.	5,971	165
Caleres, Inc.	9,214	242
Camping World Holdings, Inc., Class A	7,159	155
Cato (The) Corp., Class A	1,673	19
Chico's FAS, Inc.*	7,973	40
Children's Place (The), Inc.*	4,936	192
Citi Trends, Inc.*	5,987	142
Conn's, Inc.*	2,429	19
Designer Brands, Inc., Class A	7,137	93
Express, Inc.*	4,300	8
Foot Locker, Inc.	12,600	318
Genesco, Inc.*	3,420	171
Group 1 Automotive, Inc.	3,918	665
GrowGeneration Corp.*	9,016	32
Guess?, Inc.	9,302	159
Haverty Furniture Cos., Inc.	4,564	106
Hibbett, Inc.	4,599	201
Leslie's, Inc.*	24,200	367
LL Flooring Holdings, Inc.*	8,089	76
Monro, Inc.	6,804	292
Murphy U.S.A., Inc.	4,923	1,146
National Vision Holdings, Inc.*	12,896	355
ODP (The) Corp.*	6,668	202
Rent-A-Center, Inc.	9,721	189
Sally Beauty Holdings, Inc.*	24,687	294
Shoe Carnival, Inc.	11,280	244
Signet Jewelers Ltd.	8,801	470
Sleep Number Corp.*	4,057	126
Sonic Automotive, Inc., Class A	9,957	365
Urban Outfitters, Inc.*	9,895	185
Victoria's Secret & Co.*	12,600	352
Winmark Corp.	1,026	201
Zumiez, Inc.*	7,198	187
		10,022
Technology Hardware, Storage & Peripherals – 0.2%
AstroNova, Inc.*	12,866	154
Avid Technology, Inc.*	5,786	150
Diebold Nixdorf, Inc.*	7,843	18
Immersion Corp.*	7,850	42
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Technology Hardware, Storage & Peripherals – 0.2%continued
Stratasys Ltd.*	8,992	$168
Super Micro Computer, Inc.*	7,791	314
TransAct Technologies, Inc.*	376	2
		848
Textiles, Apparel & Luxury Goods – 0.8%
Carter's, Inc.	6,100	430
Crocs, Inc.*	13,458	655
Culp, Inc.	198	1
Delta Apparel, Inc.*	5,509	156
Fossil Group, Inc.*	1,728	9
G-III Apparel Group Ltd.*	8,222	166
Kontoor Brands, Inc.	8,126	271
Movado Group, Inc.	3,284	101
Oxford Industries, Inc.	4,955	440
Rocky Brands, Inc.	4,478	153
Steven Madden Ltd.	16,605	535
Superior Group of Cos., Inc.	4,274	76
Unifi, Inc.*	692	10
Vera Bradley, Inc.*	5,660	24
Wolverine World Wide, Inc.	16,698	337
		3,364
Thrifts & Mortgage Finance – 1.6%
Axos Financial, Inc.*	13,815	495
Capitol Federal Financial, Inc.	24,826	228
ESSA Bancorp, Inc.	924	15
Essent Group Ltd.	20,427	795
Federal Agricultural Mortgage Corp., Class C	1,324	129
Flagstar Bancorp, Inc.	8,619	306
FS Bancorp, Inc.	232	7
Hingham Institution For Savings (The)	690	196
Home Bancorp, Inc.	3,070	105
Kearny Financial Corp.	21,431	238
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	4
MGIC Investment Corp.	61,470	774
Mr Cooper Group, Inc.*	10,857	399
NASB Financial, Inc.	907	53
NMI Holdings, Inc., Class A*	12,477	208
Northeast Community Bancorp, Inc.	1,201	14
Northfield Bancorp, Inc.	16,252	212
Ocwen Financial Corp.*	25	1
PennyMac Financial Services, Inc.	6,885	301
Provident Bancorp, Inc.(1)	18	—

EQUITY FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Thrifts & Mortgage Finance – 1.6%continued
Prudential Bancorp, Inc.	1,050	$16
Radian Group, Inc.	35,671	701
TrustCo Bank Corp. NY	1,798	55
Walker & Dunlop, Inc.	8,220	792
Waterstone Financial, Inc.	3,743	64
Western New England Bancorp, Inc.	4,227	31
WSFS Financial Corp.	17,269	692
		6,837
Tobacco – 0.1%
Universal Corp.	5,769	349
Vector Group Ltd.	9,290	98
		447
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	9,407	905
Beacon Roofing Supply, Inc.*	14,115	725
BlueLinx Holdings, Inc.*	3,360	225
Boise Cascade Co.	8,726	519
Distribution Solutions Group, Inc.*	4,227	217
EVI Industries, Inc.*	1,645	16
GATX Corp.	6,960	655
Global Industrial Co.	6,789	229
GMS, Inc.*	8,625	384
H&E Equipment Services, Inc.	3,335	97
Herc Holdings, Inc.	5,035	454
McGrath RentCorp	6,232	474
MRC Global, Inc.*	16,785	167
NOW, Inc.*	11,043	108
Rush Enterprises, Inc., Class A	16,149	778
Textainer Group Holdings Ltd.	3,226	88
Titan Machinery, Inc.*	787	18
Transcat, Inc.*	4,188	238
Triton International Ltd.	13,033	686
Veritiv Corp.*	1,033	112
WESCO International, Inc.*	1,469	157
Willis Lease Finance Corp.*	1,750	66
		7,318
Transportation Infrastructure – 0.1%
Atlas Corp.	45,080	483
Water Utilities – 0.6%
American States Water Co.	8,400	685
Artesian Resources Corp., Class A	4,357	214
California Water Service Group	10,918	606
Consolidated Water Co. Ltd.	9,897	144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%continued
Water Utilities – 0.6%continued
Middlesex Water Co.	6,168	$541
SJW Group	5,542	346
York Water (The) Co.	3,620	146
		2,682
Wireless Telecommunication Services – 0.1%
Shenandoah Telecommunications Co.	9,851	219
Spok Holdings, Inc.	13,337	84
Telephone and Data Systems, Inc.	18,799	297
		600
Total Common Stocks
(Cost $298,562)		407,076

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine – 0.0%
Navios Maritime Partners L.P.	77	2
Total Master Limited Partnerships
(Cost $4)		2

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P.,6.00%	2,675	61
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P.,6.25%	1,033	21
Semiconductors & Semiconductor Equipment – 0.0%
Meta Materials, Inc.*	2,700	4
Total Preferred Stocks
(Cost $94)		86

RIGHTS – 0.0%
Biotechnology – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	23,500	13
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	15,090	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	—
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	10,111	—
Sinovac Biotech Ltd.(2) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	129
		142

NORTHERN FUNDS QUARTERLY REPORT     131    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) *	13,109	$—
Pharmaceuticals – 0.0%
Dova Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	4,020	—
Zogenix, Inc. (Contingent Value Rights)(2) (4) *	9,037	9
		9
Total Rights
(Cost $142)		151

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$24
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		24

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(5) (6)	16,216,833	$16,217
Total Investment Companies
(Cost $16,217)		16,217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.82%, 11/25/22(7) (8)	$1,517	$1,504
	Total Short-Term Investments
	(Cost $1,505)	1,504

	Total Investments – 100.0%
	(Cost $316,524)	425,060
	Other Assets less Liabilities – 0.0%	88
	NET ASSETS – 100.0%	$425,148

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately$151,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131
Zogenix, Inc. (Contingent Value Rights)	3/8/22	9

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	207	$17,678	Long	9/22	$(752)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	95.8%
Master Limited Partnerships	0.0%
Preferred stocks	0.0%
Rights	0.0%
Warrants	0.0%
Investment Companies	3.8%

EQUITY FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
Security Type(1)	% of Net Assets
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$39,740	$65	$—	$39,805
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Biotechnology	$19,155	$—	$38	$19,193
Machinery	16,518	2	—	16,520
All Other Industries(1)	331,558	—	—	331,558
Total Common Stocks	406,971	67	38	407,076
Master Limited Partnerships	2	—	—	2
Preferred Stocks(1)	86	—	—	86
Rights(1)	—	—	151	151
Warrants	24	—	—	24
Investment Companies	16,217	—	—	16,217
Short-Term Investments	—	1,504	—	1,504
Total Investments	$423,300	$1,571	$189	$425,060
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(752)	$—	$—	$(752)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,127	$20,884	$21,794	$18	$16,217	16,216,833
NORTHERN FUNDS QUARTERLY REPORT     133    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 0.9%
AAR Corp.*	18,001	$753
Aerojet Rocketdyne Holdings, Inc.*	42,257	1,716
AeroVironment, Inc.*	12,368	1,017
AerSale Corp.*	8,525	124
Archer Aviation, Inc., Class A*	66,276	204
Astra Space, Inc.*	76,567	100
Astronics Corp.*	13,313	135
Cadre Holdings, Inc.	8,789	173
Ducommun, Inc.*	5,935	256
Kaman Corp.	14,921	466
Kratos Defense & Security Solutions, Inc.*	65,791	913
Maxar Technologies, Inc.	38,718	1,010
Momentus, Inc.*	29,009	63
Moog, Inc., Class A	15,243	1,210
National Presto Industries, Inc.	2,729	179
Park Aerospace Corp.	10,432	133
Parsons Corp.*	17,912	724
Redwire Corp.*	10,294	31
Rocket Lab U.S.A., Inc.*	113,516	430
Terran Orbital Corp.*	12,745	58
Triumph Group, Inc.*	34,101	453
Vectrus, Inc.*	6,131	205
Virgin Galactic Holdings, Inc.*	121,510	732
		11,085
Air Freight & Logistics – 0.4%
Air Transport Services Group, Inc.*	31,447	904
Atlas Air Worldwide Holdings, Inc.*	14,913	920
Forward Air Corp.	14,312	1,316
Hub Group, Inc., Class A*	17,892	1,269
Radiant Logistics, Inc.*	20,176	150
		4,559
Airlines – 0.4%
Allegiant Travel Co.*	8,255	934
Blade Air Mobility, Inc.*	29,875	133
Frontier Group Holdings, Inc.*	19,880	186
Hawaiian Holdings, Inc.*	26,977	386
Joby Aviation, Inc.*	133,702	656
SkyWest, Inc.*	26,581	565
Spirit Airlines, Inc.*	58,049	1,384
Sun Country Airlines Holdings, Inc.*	17,534	322
Wheels Up Experience, Inc.*	84,750	165
		4,731
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Auto Components – 1.3%
Adient PLC*	50,544	$1,498
American Axle & Manufacturing Holdings, Inc.*	60,179	453
Dana, Inc.	68,735	967
Dorman Products, Inc.*	14,030	1,539
Fox Factory Holding Corp.*	22,584	1,819
Gentherm, Inc.*	17,636	1,101
Goodyear Tire & Rubber (The) Co.*	149,397	1,600
Holley, Inc.*	27,374	287
LCI Industries	13,229	1,480
Luminar Technologies, Inc.*	127,092	754
Modine Manufacturing Co.*	26,495	279
Motorcar Parts of America, Inc.*	9,948	130
Patrick Industries, Inc.	11,693	606
Solid Power, Inc.*	30,211	162
Standard Motor Products, Inc.	10,951	493
Stoneridge, Inc.*	13,874	238
Tenneco, Inc., Class A*	43,939	754
Visteon Corp.*	14,811	1,534
XPEL, Inc.*	11,464	527
		16,221
Automobiles – 0.2%
Canoo, Inc.*	61,353	114
Cenntro Electric Group Ltd.*	97,982	148
Faraday Future Intelligent Electric, Inc.*	52,860	137
Fisker, Inc.*	86,537	742
Lordstown Motors Corp., Class A*	85,748	135
Mullen Automotive, Inc.*	8,065	8
Winnebago Industries, Inc.	17,061	829
Workhorse Group, Inc.*	78,082	203
		2,316
Banks – 9.5%
1st Source Corp.	8,591	390
ACNB Corp.	4,498	134
Allegiance Bancshares, Inc.	10,382	392
Amalgamated Financial Corp.	7,533	149
Amerant Bancorp, Inc.	14,947	420
American National Bankshares, Inc.	5,524	191
Ameris Bancorp	35,234	1,416
Arrow Financial Corp.	7,327	233
Associated Banc-Corp	79,451	1,451
Atlantic Union Bankshares Corp.	39,875	1,353
Banc of California, Inc.	29,274	516
BancFirst Corp.	10,467	1,002

EQUITY FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 9.5%continued
Bancorp (The), Inc.*	29,669	$579
Bank First Corp.	3,448	261
Bank of Marin Bancorp	8,385	266
Bank of NT Butterfield & Son (The) Ltd.	26,470	826
BankUnited, Inc.	43,501	1,547
Bankwell Financial Group, Inc.	2,999	93
Banner Corp.	18,202	1,023
Bar Harbor Bankshares	7,868	203
BayCom Corp.	6,840	141
BCB Bancorp, Inc.	7,649	130
Berkshire Hills Bancorp, Inc.	24,575	609
Blue Ridge Bankshares, Inc.	9,058	139
Brookline Bancorp, Inc.	40,414	538
Business First Bancshares, Inc.	11,267	240
Byline Bancorp, Inc.	13,089	312
Cadence Bank	97,577	2,291
Cambridge Bancorp	3,637	301
Camden National Corp.	7,662	338
Capital Bancorp, Inc.	4,787	104
Capital City Bank Group, Inc.	7,129	199
Capstar Financial Holdings, Inc.	10,827	212
Carter Bankshares, Inc.*	12,938	171
Cathay General Bancorp	38,338	1,501
CBTX, Inc.	9,788	260
Central Pacific Financial Corp.	14,406	309
Citizens & Northern Corp.	8,032	194
City Holding Co.	7,838	626
Civista Bancshares, Inc.	7,695	164
CNB Financial Corp.	8,578	207
Coastal Financial Corp.*	5,541	211
Colony Bankcorp, Inc.	8,716	132
Columbia Banking System, Inc.	41,948	1,202
Community Bank System, Inc.	28,428	1,799
Community Trust Bancorp, Inc.	8,354	338
ConnectOne Bancorp, Inc.	19,761	483
CrossFirst Bankshares, Inc.*	24,264	320
Customers Bancorp, Inc.*	16,502	559
CVB Financial Corp.	71,975	1,786
Dime Community Bancshares, Inc.	17,757	526
Eagle Bancorp, Inc.	16,879	800
Eastern Bankshares, Inc.	85,633	1,581
Enterprise Bancorp, Inc.	4,959	160
Enterprise Financial Services Corp.	18,781	779
Equity Bancshares, Inc., Class A	8,180	239
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 9.5%continued
Esquire Financial Holdings, Inc.	3,684	$123
Farmers & Merchants Bancorp, Inc.	6,446	214
Farmers National Banc Corp.	16,750	251
FB Financial Corp.	19,296	757
Financial Institutions, Inc.	8,043	209
First Bancorp	18,738	654
First BanCorp (New York Exchange)	104,399	1,348
First Bancorp (The), Inc.	5,178	156
First Bancshares (The), Inc.	10,482	300
First Bank	8,256	115
First Busey Corp.	27,445	627
First Business Financial Services, Inc.	4,272	133
First Commonwealth Financial Corp.	49,727	667
First Community Bankshares, Inc.	8,702	256
First Financial Bancorp	49,628	963
First Financial Bankshares, Inc.	69,196	2,717
First Financial Corp.	6,129	273
First Foundation, Inc.	27,312	559
First Guaranty Bancshares, Inc.	3,227	78
First Internet Bancorp	4,830	178
First Interstate BancSystem, Inc., Class A	49,885	1,901
First Merchants Corp.	30,475	1,086
First Mid Bancshares, Inc.	9,925	354
First of Long Island (The) Corp.	11,866	208
First Western Financial, Inc.*	4,202	114
Five Star Bancorp	6,690	177
Flushing Financial Corp.	15,326	326
Fulton Financial Corp.	86,400	1,248
FVCBankcorp, Inc.*	6,358	120
German American Bancorp, Inc.	14,739	504
Glacier Bancorp, Inc.	59,184	2,807
Great Southern Bancorp, Inc.	5,107	299
Guaranty Bancshares, Inc.	4,406	160
Hancock Whitney Corp.	45,892	2,034
Hanmi Financial Corp.	16,115	362
HarborOne Bancorp, Inc.	24,287	335
HBT Financial, Inc.	5,352	96
Heartland Financial U.S.A., Inc.	21,875	909
Heritage Commerce Corp.	31,277	334
Heritage Financial Corp.	18,422	463
Hilltop Holdings, Inc.	32,658	871
Home BancShares, Inc.	101,242	2,103
HomeStreet, Inc.	9,559	331
HomeTrust Bancshares, Inc.	7,763	194

NORTHERN FUNDS QUARTERLY REPORT     135    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 9.5%continued
Hope Bancorp, Inc.	61,712	$854
Horizon Bancorp, Inc.	21,458	374
Independent Bank Corp.	24,862	1,975
Independent Bank Corp. (NASDAQ Exchange)	10,710	206
Independent Bank Group, Inc.	19,566	1,329
International Bancshares Corp.	28,963	1,161
John Marshall Bancorp, Inc.	6,065	137
Lakeland Bancorp, Inc.	33,029	483
Lakeland Financial Corp.	13,064	868
Live Oak Bancshares, Inc.	17,410	590
Macatawa Bank Corp.	13,788	122
Mercantile Bank Corp.	8,200	262
Meta Financial Group, Inc.	15,446	597
Metrocity Bankshares, Inc.	9,937	202
Metropolitan Bank Holding Corp.*	5,486	381
Mid Penn Bancorp, Inc.	7,631	206
Midland States Bancorp, Inc.	11,274	271
MidWestOne Financial Group, Inc.	7,534	224
MVB Financial Corp.	5,450	170
National Bank Holdings Corp., Class A	15,560	595
NBT Bancorp, Inc.	22,270	837
Nicolet Bankshares, Inc.*	6,543	473
Northeast Bank	3,578	131
Northwest Bancshares, Inc.	64,698	828
OceanFirst Financial Corp.	30,915	591
OFG Bancorp	25,355	644
Old National Bancorp	156,139	2,309
Old Second Bancorp, Inc.	22,547	302
Origin Bancorp, Inc.	11,962	464
Orrstown Financial Services, Inc.	5,649	137
Pacific Premier Bancorp, Inc.	49,913	1,459
Park National Corp.	7,640	926
Parke Bancorp, Inc.	5,378	113
PCB Bancorp	6,194	116
Peapack-Gladstone Financial Corp.	9,258	275
Peoples Bancorp, Inc.	14,814	394
Peoples Financial Services Corp.	3,725	208
Preferred Bank	7,299	496
Premier Financial Corp.	18,860	478
Primis Financial Corp.	11,795	161
Professional Holding Corp., Class A*	6,879	138
QCR Holdings, Inc.	8,821	476
RBB Bancorp	8,019	166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 9.5%continued
Red River Bancshares, Inc.	2,357	$127
Renasant Corp.	29,148	840
Republic Bancorp, Inc., Class A	4,702	227
Republic First Bancorp, Inc.*	25,987	99
S&T Bancorp, Inc.	20,803	571
Sandy Spring Bancorp, Inc.	23,573	921
Seacoast Banking Corp. of Florida	32,216	1,064
ServisFirst Bancshares, Inc.	26,710	2,108
Shore Bancshares, Inc.	9,466	175
Sierra Bancorp	7,318	159
Silvergate Capital Corp., Class A*	16,687	893
Simmons First National Corp., Class A	66,622	1,416
SmartFinancial, Inc.	8,261	200
South Plains Financial, Inc.	5,406	130
Southern First Bancshares, Inc.*	3,996	174
Southside Bancshares, Inc.	16,284	609
SouthState Corp.	39,921	3,080
Stock Yards Bancorp, Inc.	15,242	912
Summit Financial Group, Inc.	5,835	162
Texas Capital Bancshares, Inc.*	27,075	1,425
Third Coast Bancshares, Inc.*	6,800	149
Tompkins Financial Corp.	7,483	540
Towne Bank	35,857	974
TriCo Bancshares	16,853	769
Triumph Bancorp, Inc.*	12,783	800
Trustmark Corp.	32,617	952
UMB Financial Corp.	23,442	2,018
United Bankshares, Inc.	70,543	2,474
United Community Banks, Inc.	56,597	1,709
Unity Bancorp, Inc.	3,749	99
Univest Financial Corp.	15,538	395
USCB Financial Holdings, Inc.*	5,737	66
Valley National Bancorp	229,358	2,388
Veritex Holdings, Inc.	27,960	818
Washington Federal, Inc.	34,511	1,036
Washington Trust Bancorp, Inc.	9,196	445
WesBanco, Inc.	31,085	986
West BanCorp, Inc.	8,710	212
Westamerica BanCorp	13,870	772
		116,283
Beverages – 0.5%
Celsius Holdings, Inc.*	29,117	1,900
Coca-Cola Consolidated, Inc.	2,501	1,410
Duckhorn Portfolio (The), Inc.*	19,565	412

EQUITY FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Beverages – 0.5%continued
MGP Ingredients, Inc.	7,473	$748
National Beverage Corp.	12,573	615
Primo Water Corp.	83,905	1,123
Vintage Wine Estates, Inc.*	17,244	136
Vita Coco (The) Co., Inc.*	14,843	145
		6,489
Biotechnology – 7.1%
2seventy bio, Inc.*	19,891	263
4D Molecular Therapeutics, Inc.*	16,120	113
Aadi Bioscience, Inc.*	7,695	95
ACADIA Pharmaceuticals, Inc.*	63,986	902
Adagio Therapeutics, Inc.*	27,281	89
Adicet Bio, Inc.*	15,052	220
ADMA Biologics, Inc.*	98,836	196
Aerovate Therapeutics, Inc.*	4,877	76
Affimed N.V.*	75,622	209
Agenus, Inc.*	143,707	279
Agios Pharmaceuticals, Inc.*	29,032	644
Akero Therapeutics, Inc.*	14,897	141
Albireo Pharma, Inc.*	9,060	180
Alector, Inc.*	33,090	336
Alkermes PLC*	86,783	2,585
Allogene Therapeutics, Inc.*	42,413	484
Allovir, Inc.*	16,300	64
Alpine Immune Sciences, Inc.*	8,297	71
ALX Oncology Holdings, Inc.*	11,397	92
Amicus Therapeutics, Inc.*	146,788	1,577
AnaptysBio, Inc.*	10,866	221
Anavex Life Sciences Corp.*	36,488	365
Anika Therapeutics, Inc.*	7,743	173
Apellis Pharmaceuticals, Inc.*	48,398	2,189
Arbutus Biopharma Corp.*	57,423	156
Arcellx, Inc.*	5,223	94
Arcturus Therapeutics Holdings, Inc.*	12,293	193
Arcus Biosciences, Inc.*	27,335	693
Arcutis Biotherapeutics, Inc.*	18,636	397
Arrowhead Pharmaceuticals, Inc.*	54,778	1,929
Atara Biotherapeutics, Inc.*	48,842	380
Aura Biosciences, Inc.*	9,741	138
Aurinia Pharmaceuticals, Inc.*	71,395	718
Avid Bioservices, Inc.*	32,499	496
Avidity Biosciences, Inc.*	26,006	378
Beam Therapeutics, Inc.*	33,826	1,309
BioCryst Pharmaceuticals, Inc.*	98,835	1,046
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 7.1%continued
Biohaven Pharmaceutical Holding Co. Ltd.*	33,161	$4,832
Bioxcel Therapeutics, Inc.*	10,158	134
Bluebird Bio, Inc.*	38,437	159
Blueprint Medicines Corp.*	31,802	1,606
Bridgebio Pharma, Inc.*	55,645	505
C4 Therapeutics, Inc.*	22,366	169
CareDx, Inc.*	27,093	582
Caribou Biosciences, Inc.*	28,715	156
Catalyst Pharmaceuticals, Inc.*	50,933	357
Celldex Therapeutics, Inc.*	24,386	657
Celularity, Inc.*	8,240	28
Century Therapeutics, Inc.*	10,704	90
Cerevel Therapeutics Holdings, Inc.*	28,920	765
ChemoCentryx, Inc.*	33,638	834
Chimerix, Inc.*	44,725	93
Chinook Therapeutics, Inc.*	23,242	406
Cogent Biosciences, Inc.*	23,731	214
Coherus Biosciences, Inc.*	39,145	283
Crinetics Pharmaceuticals, Inc.*	28,001	522
CTI BioPharma Corp.*	49,283	294
Cullinan Oncology, Inc.*	15,859	203
Cytokinetics, Inc.*	43,702	1,717
Day One Biopharmaceuticals, Inc.*	12,437	223
Deciphera Pharmaceuticals, Inc.*	23,968	315
Denali Therapeutics, Inc.*	52,436	1,543
Design Therapeutics, Inc.*	18,028	252
Dynavax Technologies Corp.*	62,986	793
Dyne Therapeutics, Inc.*	16,606	114
Eagle Pharmaceuticals, Inc.*	5,506	245
Editas Medicine, Inc.*	36,763	435
Eiger BioPharmaceuticals, Inc.*	21,783	137
Emergent BioSolutions, Inc.*	26,733	830
Enanta Pharmaceuticals, Inc.*	10,421	493
Enochian Biosciences, Inc.*	10,465	20
EQRx, Inc.*	72,758	341
Erasca, Inc.*	34,289	191
Fate Therapeutics, Inc.*	44,288	1,097
FibroGen, Inc.*	46,544	492
Foghorn Therapeutics, Inc.*	10,743	146
Forma Therapeutics Holdings, Inc.*	19,557	135
Gelesis Holdings, Inc.*	5,066	8
Generation Bio Co.*	24,746	162
Geron Corp.*	191,044	296

NORTHERN FUNDS QUARTERLY REPORT     137    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 7.1%continued
Global Blood Therapeutics, Inc.*	33,167	$1,060
Gossamer Bio, Inc.*	33,501	280
GreenLight Biosciences Holdings PBC*	7,421	16
Halozyme Therapeutics, Inc.*	72,232	3,178
Heron Therapeutics, Inc.*	54,731	153
HilleVax, Inc.*	6,884	75
Humacyte, Inc.*	9,341	30
Icosavax, Inc.*	11,811	68
Ideaya Biosciences, Inc.*	18,918	261
IGM Biosciences, Inc.*	5,318	96
Imago Biosciences, Inc.*	13,994	187
ImmunityBio, Inc.*	43,529	162
ImmunoGen, Inc.*	114,260	514
Immunovant, Inc.*	20,879	81
Inhibrx, Inc.*	15,414	175
Inovio Pharmaceuticals, Inc.*	116,932	202
Insmed, Inc.*	63,452	1,251
Instil Bio, Inc.*	37,007	171
Intellia Therapeutics, Inc.*	40,139	2,078
Intercept Pharmaceuticals, Inc.*	13,006	180
Iovance Biotherapeutics, Inc.*	80,245	886
Ironwood Pharmaceuticals, Inc.*	72,718	838
iTeos Therapeutics, Inc.*	12,519	258
IVERIC bio, Inc.*	62,182	598
Janux Therapeutics, Inc.*	9,121	111
Jounce Therapeutics, Inc.*	22,380	68
KalVista Pharmaceuticals, Inc.*	13,015	128
Karuna Therapeutics, Inc.*	13,988	1,770
Karyopharm Therapeutics, Inc.*	40,788	184
Keros Therapeutics, Inc.*	8,931	247
Kezar Life Sciences, Inc.*	24,731	205
Kiniksa Pharmaceuticals Ltd., Class A*	16,617	161
Kinnate Biopharma, Inc.*	15,541	196
Kodiak Sciences, Inc.*	17,733	135
Kronos Bio, Inc.*	21,454	78
Krystal Biotech, Inc.*	11,148	732
Kura Oncology, Inc.*	33,763	619
Kymera Therapeutics, Inc.*	20,120	396
Lexicon Pharmaceuticals, Inc.*	38,969	72
Ligand Pharmaceuticals, Inc.*	8,047	718
Lyell Immunopharma, Inc.*	92,085	600
MacroGenics, Inc.*	31,611	93
Madrigal Pharmaceuticals, Inc.*	6,775	485
MannKind Corp.*	132,451	505
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 7.1%continued
MeiraGTx Holdings PLC*	15,795	$120
Mersana Therapeutics, Inc.*	46,622	215
MiMedx Group, Inc.*	59,995	208
Mirum Pharmaceuticals, Inc.*	8,446	164
Monte Rosa Therapeutics, Inc.*	15,027	145
Morphic Holding, Inc.*	13,692	297
Myriad Genetics, Inc.*	42,310	769
Nkarta, Inc.*	17,246	212
Nurix Therapeutics, Inc.*	23,589	299
Nuvalent, Inc., Class A*	8,996	122
Ocugen, Inc.*	113,871	258
Organogenesis Holdings, Inc.*	36,841	180
Outlook Therapeutics, Inc.*	64,409	66
Pardes Biosciences, Inc.*	15,044	46
PepGen, Inc.*	4,423	44
PMV Pharmaceuticals, Inc.*	19,588	279
Point Biopharma Global, Inc.*	39,401	268
Praxis Precision Medicines, Inc.*	20,761	51
Precigen, Inc.*	52,469	70
Prometheus Biosciences, Inc.*	15,573	440
Protagonist Therapeutics, Inc.*	24,377	193
Prothena Corp. PLC*	18,879	513
PTC Therapeutics, Inc.*	37,391	1,498
Radius Health, Inc.*	24,861	258
Rallybio Corp.*	8,467	64
RAPT Therapeutics, Inc.*	13,833	252
Recursion Pharmaceuticals, Inc., Class A*	71,966	586
REGENXBIO, Inc.*	21,336	527
Relay Therapeutics, Inc.*	40,714	682
Replimune Group, Inc.*	16,043	280
REVOLUTION Medicines, Inc.*	33,536	654
Rigel Pharmaceuticals, Inc.*	90,436	102
Rocket Pharmaceuticals, Inc.*	23,278	320
Sage Therapeutics, Inc.*	27,721	895
Sana Biotechnology, Inc.*	47,636	306
Sangamo Therapeutics, Inc.*	63,648	264
Seres Therapeutics, Inc.*	36,878	126
Sierra Oncology, Inc.*	7,882	433
Sorrento Therapeutics, Inc.*	202,339	407
SpringWorks Therapeutics, Inc.*	18,474	455
Stoke Therapeutics, Inc.*	11,935	158
Sutro Biopharma, Inc.*	23,967	125
Syndax Pharmaceuticals, Inc.*	27,535	530

EQUITY FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Biotechnology – 7.1%continued
Talaris Therapeutics, Inc.*	11,840	$53
Tango Therapeutics, Inc.*	24,782	112
Tenaya Therapeutics, Inc.*	14,477	82
TG Therapeutics, Inc.*	70,588	300
Travere Therapeutics, Inc.*	32,422	786
Turning Point Therapeutics, Inc.*	24,365	1,833
Twist Bioscience Corp.*	29,874	1,044
Tyra Biosciences, Inc.*	6,960	50
Vanda Pharmaceuticals, Inc.*	29,738	324
Vaxart, Inc.*	65,879	231
Vaxcyte, Inc.*	28,050	610
VBI Vaccines, Inc.*	104,322	84
Vera Therapeutics, Inc.*	7,312	100
Veracyte, Inc.*	38,126	759
Vericel Corp.*	25,110	632
Verve Therapeutics, Inc.*	19,534	298
Vir Biotechnology, Inc.*	38,597	983
Viridian Therapeutics, Inc.*	13,723	159
VistaGen Therapeutics, Inc.*	102,321	90
Xencor, Inc.*	30,543	836
Y-mAbs Therapeutics, Inc.*	19,534	296
Zentalis Pharmaceuticals, Inc.*	20,446	575
		86,784
Building Products – 1.3%
AAON, Inc.	23,350	1,279
American Woodmark Corp.*	8,798	396
Apogee Enterprises, Inc.	11,833	464
Caesarstone Ltd.	11,898	109
Cornerstone Building Brands, Inc.*	33,676	825
CSW Industrials, Inc.	7,984	823
Gibraltar Industries, Inc.*	17,532	679
Griffon Corp.	24,523	687
Insteel Industries, Inc.	9,963	335
Janus International Group, Inc.*	43,480	393
JELD-WEN Holding, Inc.*	45,899	670
Masonite International Corp.*	12,007	923
PGT Innovations, Inc.*	31,488	524
Quanex Building Products Corp.	17,632	401
Resideo Technologies, Inc.*	76,989	1,495
Simpson Manufacturing Co., Inc.	23,082	2,322
UFP Industries, Inc.	32,411	2,208
View, Inc.*	59,525	96
Zurn Water Solutions Corp.	66,089	1,800
		16,429
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Capital Markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	32,002	$1,138
Assetmark Financial Holdings, Inc.*	11,476	215
Associated Capital Group, Inc., Class A	917	33
B. Riley Financial, Inc.	10,806	457
Bakkt Holdings, Inc.*	30,244	63
BGC Partners, Inc., Class A	170,141	573
Blucora, Inc.*	25,091	463
Brightsphere Investment Group, Inc.	17,214	310
Cohen & Steers, Inc.	13,495	858
Cowen, Inc., Class A	13,990	331
Diamond Hill Investment Group, Inc.	1,608	279
Donnelley Financial Solutions, Inc.*	14,739	432
Federated Hermes, Inc.	46,743	1,486
Focus Financial Partners, Inc., Class A*	30,885	1,052
GAMCO Investors, Inc., Class A	2,531	53
GCM Grosvenor, Inc., Class A	22,769	156
Hamilton Lane, Inc., Class A	18,795	1,263
Houlihan Lokey, Inc.	27,155	2,143
Manning & Napier, Inc.	8,446	105
MarketWise, Inc.*	9,064	33
Moelis & Co., Class A	34,331	1,351
Open Lending Corp., Class A*	56,164	575
Oppenheimer Holdings, Inc., Class A	4,689	155
Perella Weinberg Partners	24,800	145
Piper Sandler Cos.	9,243	1,048
PJT Partners, Inc., Class A	12,782	898
Pzena Investment Management, Inc., Class A	8,992	59
Sculptor Capital Management, Inc.	13,969	117
Silvercrest Asset Management Group, Inc., Class A	5,278	87
StepStone Group, Inc., Class A	28,060	730
StoneX Group, Inc.*	9,162	715
Value Line, Inc.	523	34
Victory Capital Holdings, Inc., Class A	8,784	212
Virtus Investment Partners, Inc.	3,799	650
WisdomTree Investments, Inc.	72,522	368
		18,587
Chemicals – 2.2%
AdvanSix, Inc.	14,489	485
American Vanguard Corp.	15,542	347
Amyris, Inc.*	104,792	194
Aspen Aerogels, Inc.*	14,577	144

NORTHERN FUNDS QUARTERLY REPORT     139    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Chemicals – 2.2%continued
Avient Corp.	48,464	$1,942
Balchem Corp.	16,963	2,201
Cabot Corp.	29,610	1,889
Chase Corp.	4,048	315
Danimer Scientific, Inc.*	48,239	220
Diversey Holdings Ltd.*	41,602	275
Ecovyst, Inc.	34,077	336
FutureFuel Corp.	13,714	100
GCP Applied Technologies, Inc.*	26,499	829
H.B. Fuller Co.	28,259	1,701
Hawkins, Inc.	10,321	372
Ingevity Corp.*	20,716	1,308
Innospec, Inc.	13,182	1,263
Intrepid Potash, Inc.*	5,927	268
Koppers Holdings, Inc.	10,946	248
Kronos Worldwide, Inc.	11,795	217
Livent Corp.*	86,286	1,958
LSB Industries, Inc.*	16,881	234
Minerals Technologies, Inc.	17,456	1,071
Origin Materials, Inc.*	56,634	290
Orion Engineered Carbons S.A.	32,204	500
Perimeter Solutions S.A.*	64,866	703
PureCycle Technologies, Inc.*	56,569	420
Quaker Chemical Corp.	7,212	1,078
Rayonier Advanced Materials, Inc.*	32,302	85
Schweitzer-Mauduit International, Inc.	16,803	422
Sensient Technologies Corp.	22,335	1,799
Stepan Co.	11,373	1,153
Tredegar Corp.	14,450	144
Trinseo PLC	19,252	740
Tronox Holdings PLC, Class A	62,285	1,046
Valhi, Inc.	1,312	59
		26,356
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	35,699	1,550
ACCO Brands Corp.	50,256	328
ACV Auctions, Inc., Class A*	60,028	393
Aris Water Solution, Inc., Class A	11,720	196
Brady Corp., Class A	25,016	1,182
BrightView Holdings, Inc.*	23,661	284
Brink's (The) Co.	24,711	1,500
Casella Waste Systems, Inc., Class A*	26,584	1,932
Cimpress PLC*	9,391	365
CompX International, Inc.	808	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Commercial Services & Supplies – 1.5%continued
CoreCivic, Inc.*	64,272	$714
Deluxe Corp.	23,012	499
Ennis, Inc.	13,549	274
GEO Group (The), Inc.*	63,044	416
Harsco Corp.*	41,822	297
Healthcare Services Group, Inc.	39,466	687
Heritage-Crystal Clean, Inc.*	8,353	225
HNI Corp.	22,491	780
Interface, Inc.	31,202	391
KAR Auction Services, Inc.*	64,193	948
Kimball International, Inc., Class B	19,043	146
Li-Cycle Holdings Corp.*	70,408	484
Matthews International Corp., Class A	16,284	467
MillerKnoll, Inc.	40,440	1,062
Montrose Environmental Group, Inc.*	14,622	494
NL Industries, Inc.	4,265	42
Pitney Bowes, Inc.	92,169	334
Quad/Graphics, Inc.*	18,547	51
SP Plus Corp.*	12,361	380
Steelcase, Inc., Class A	45,893	492
UniFirst Corp.	7,972	1,373
Viad Corp.*	10,812	299
VSE Corp.	5,645	212
		18,816
Communications Equipment – 0.8%
ADTRAN, Inc.	25,977	455
Aviat Networks, Inc.*	5,835	146
Calix, Inc.*	30,277	1,034
Cambium Networks Corp.*	6,281	92
Casa Systems, Inc.*	18,999	75
Clearfield, Inc.*	6,126	380
CommScope Holding Co., Inc.*	109,189	668
Comtech Telecommunications Corp.	13,716	124
Digi International, Inc.*	18,187	441
DZS, Inc.*	9,411	153
Extreme Networks, Inc.*	68,036	607
Harmonic, Inc.*	48,914	424
Infinera Corp.*	100,799	540
Inseego Corp.*	44,679	84
NETGEAR, Inc.*	15,071	279
NetScout Systems, Inc.*	37,572	1,272
Ondas Holdings, Inc.*	18,187	98
Plantronics, Inc.*	22,518	894

EQUITY FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Communications Equipment – 0.8%continued
Ribbon Communications, Inc.*	38,902	$118
Viavi Solutions, Inc.*	121,132	1,603
		9,487
Construction & Engineering – 1.3%
Ameresco, Inc., Class A*	16,985	774
API Group Corp.(1) *	110,221	1,650
Arcosa, Inc.	25,791	1,197
Argan, Inc.	7,462	278
Comfort Systems U.S.A., Inc.	18,871	1,569
Concrete Pumping Holdings, Inc.*	14,333	87
Construction Partners, Inc., Class A*	21,235	445
Dycom Industries, Inc.*	15,375	1,431
EMCOR Group, Inc.	26,990	2,779
Fluor Corp.*	75,782	1,845
Granite Construction, Inc.	24,242	706
Great Lakes Dredge & Dock Corp.*	34,799	456
IES Holdings, Inc.*	4,616	139
Infrastructure and Energy Alternatives, Inc.*	16,192	130
MYR Group, Inc.*	8,911	785
Northwest Pipe Co.*	5,193	155
NV5 Global, Inc.*	7,207	841
Primoris Services Corp.	28,244	615
Sterling Infrastructure, Inc.*	15,594	342
Tutor Perini Corp.*	22,277	196
		16,420
Construction Materials – 0.1%
Summit Materials, Inc., Class A*	63,144	1,471
United States Lime & Minerals, Inc.	1,082	114
		1,585
Consumer Finance – 0.7%
Atlanticus Holdings Corp.*	2,293	81
Consumer Portfolio Services, Inc.*	7,619	78
Curo Group Holdings Corp.	11,797	65
Encore Capital Group, Inc.*	12,794	739
Enova International, Inc.*	16,950	488
EZCORP, Inc., Class A*	26,615	200
FirstCash Holdings, Inc.	20,550	1,428
Green Dot Corp., Class A*	25,857	649
LendingClub Corp.*	53,882	630
LendingTree, Inc.*	5,585	245
Moneylion, Inc.*	76,916	102
Navient Corp.	61,841	865
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Consumer Finance – 0.7%continued
Nelnet, Inc., Class A	7,951	$678
NerdWallet, Inc., Class A*	13,637	108
Oportun Financial Corp.*	14,809	122
OppFi, Inc.*	7,164	24
PRA Group, Inc.*	21,130	768
PROG Holdings, Inc.*	28,819	476
Regional Management Corp.	4,081	153
Sunlight Financial Holdings, Inc.*	12,931	38
World Acceptance Corp.*	2,165	243
		8,180
Containers & Packaging – 0.3%
Cryptyde, Inc.*	9,771	20
Greif, Inc., Class A	13,755	858
Greif, Inc., Class B	2,870	179
Myers Industries, Inc.	19,321	439
O-I Glass, Inc.*	82,874	1,160
Pactiv Evergreen, Inc.	22,757	226
Ranpak Holdings Corp.*	23,129	162
TriMas Corp.	22,567	625
		3,669
Distributors – 0.0%
Funko, Inc., Class A*	16,950	378
Weyco Group, Inc.	3,147	77
		455
Diversified Consumer Services – 1.0%
2U, Inc.*	39,558	414
Adtalem Global Education, Inc.*	23,888	859
American Public Education, Inc.*	9,954	161
Beachbody (The) Co., Inc.*	55,713	67
Carriage Services, Inc.	7,163	284
Chegg, Inc.*	66,222	1,244
Coursera, Inc.*	60,035	851
Duolingo, Inc.*	12,533	1,097
European Wax Center, Inc., Class A	11,252	198
Frontdoor, Inc.*	44,067	1,061
Graham Holdings Co., Class B	2,003	1,135
Laureate Education, Inc.	60,331	698
Nerdy, Inc.*	28,859	62
OneSpaWorld Holdings Ltd.*	35,347	253
Perdoceo Education Corp.*	36,336	428
PowerSchool Holdings, Inc., Class A*	24,277	293
Rover Group, Inc.*	49,355	186
StoneMor, Inc.*	14,567	50

NORTHERN FUNDS QUARTERLY REPORT     141    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Diversified Consumer Services – 1.0%continued
Strategic Education, Inc.	12,247	$864
Stride, Inc.*	21,610	882
Udemy, Inc.*	38,414	392
Universal Technical Institute, Inc.*	17,238	123
Vivint Smart Home, Inc.*	51,035	178
WW International, Inc.*	29,092	186
		11,966
Diversified Financial Services – 0.3%
Alerus Financial Corp.	8,068	192
A-Mark Precious Metals, Inc.	9,586	309
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,650	195
Cannae Holdings, Inc.*	40,244	778
Compass Diversified Holdings	32,252	691
Jackson Financial, Inc., Class A	40,211	1,076
SWK Holdings Corp.*	1,897	33
		3,274
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	6,460	265
ATN International, Inc.	5,821	273
Bandwidth, Inc., Class A*	12,252	231
Charge Enterprises, Inc.*	57,565	275
Cogent Communications Holdings, Inc.	22,898	1,391
Consolidated Communications Holdings, Inc.*	39,643	278
EchoStar Corp., Class A*	18,773	362
Globalstar, Inc.*	364,184	448
IDT Corp., Class B*	7,646	192
Iridium Communications, Inc.*	67,809	2,547
Liberty Latin America Ltd., Class A*	20,544	160
Liberty Latin America Ltd., Class C*	81,494	635
Ooma, Inc.*	12,174	144
Radius Global Infrastructure, Inc., Class A*	39,759	607
Starry Group Holdings, Inc., Class A*	12,651	52
		7,860
Electric Utilities – 0.8%
ALLETE, Inc.	30,519	1,794
MGE Energy, Inc.	19,382	1,508
Otter Tail Corp.	21,899	1,470
PNM Resources, Inc.	45,502	2,174
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electric Utilities – 0.8%continued
Portland General Electric Co.	47,643	$2,303
Via Renewables, Inc.	6,390	49
		9,298
Electrical Equipment – 1.1%
Allied Motion Technologies, Inc.	6,899	158
Array Technologies, Inc.*	80,270	884
Atkore, Inc.*	22,897	1,901
AZZ, Inc.	13,062	533
Babcock & Wilcox Enterprises, Inc.*	31,708	191
Blink Charging Co.*	19,543	323
Bloom Energy Corp., Class A*	86,688	1,430
Encore Wire Corp.	10,136	1,053
Energy Vault Holdings, Inc.*	13,392	134
EnerSys	22,034	1,299
Enovix Corp.*	57,911	516
ESS Tech, Inc.*	42,926	121
Fluence Energy, Inc.*	19,122	181
FTC Solar, Inc.*	22,096	80
FuelCell Energy, Inc.*	196,678	738
GrafTech International Ltd.	104,624	740
Heliogen, Inc.*	10,179	21
NuScale Power Corp.*	9,123	91
Powell Industries, Inc.	4,781	112
Preformed Line Products Co.	1,331	82
Shoals Technologies Group, Inc., Class A*	59,548	981
Stem, Inc.*	76,720	549
Thermon Group Holdings, Inc.*	17,641	248
TPI Composites, Inc.*	19,323	242
Vicor Corp.*	11,719	641
		13,249
Electronic Equipment, Instruments & Components – 2.2%
908 Devices, Inc.*	11,744	242
Advanced Energy Industries, Inc.	20,003	1,460
Aeva Technologies, Inc.*	51,566	161
AEye, Inc.*	14,058	27
Akoustis Technologies, Inc.*	27,965	103
Arlo Technologies, Inc.*	45,135	283
Badger Meter, Inc.	15,579	1,260
Belden, Inc.	23,366	1,245
Benchmark Electronics, Inc.	18,612	420
Cepton, Inc.*	4,119	6
CTS Corp.	16,880	575
ePlus, Inc.*	14,117	750

EQUITY FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electronic Equipment, Instruments & Components – 2.2%continued
Evolv Technologies Holdings, Inc.*	44,748	$119
Fabrinet*	19,661	1,595
FARO Technologies, Inc.*	9,742	300
Focus Universal, Inc.*	9,421	108
Identiv, Inc.*	11,866	137
Insight Enterprises, Inc.*	16,717	1,442
Itron, Inc.*	24,021	1,187
Kimball Electronics, Inc.*	12,767	257
Knowles Corp.*	47,689	826
Lightwave Logic, Inc.*	59,494	389
Methode Electronics, Inc.	19,303	715
MicroVision, Inc.*	88,145	339
Mirion Technologies, Inc.*	72,926	420
Napco Security Technologies, Inc.*	15,642	322
nLight, Inc.*	23,298	238
Novanta, Inc.*	18,912	2,293
OSI Systems, Inc.*	8,625	737
Ouster, Inc.*	72,680	118
PAR Technology Corp.*	14,114	529
PC Connection, Inc.	6,004	265
Plexus Corp.*	14,621	1,148
Rogers Corp.*	9,989	2,618
Sanmina Corp.*	31,970	1,302
ScanSource, Inc.*	13,591	423
SmartRent, Inc.*	63,340	286
TTM Technologies, Inc.*	53,974	675
Velodyne Lidar, Inc.*	102,762	98
Vishay Intertechnology, Inc.	70,432	1,255
Vishay Precision Group, Inc.*	6,576	192
		26,865
Energy Equipment & Services – 1.6%
Archrock, Inc.	72,068	596
Borr Drilling Ltd.*	71,541	330
Bristow Group, Inc.*	12,601	295
Cactus, Inc., Class A	31,380	1,264
ChampionX Corp.	108,784	2,159
Diamond Offshore Drilling, Inc.*	53,178	313
DMC Global, Inc.*	9,994	180
Dril-Quip, Inc.*	18,153	468
Expro Group Holdings N.V.*	41,268	475
Helix Energy Solutions Group, Inc.*	76,124	236
Helmerich & Payne, Inc.	54,731	2,357
Liberty Energy, Inc.*	76,004	970
Nabors Industries Ltd.*	4,825	646
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Energy Equipment & Services – 1.6%continued
National Energy Services Reunited Corp.*	20,021	$136
Newpark Resources, Inc.*	45,110	139
NexTier Oilfield Solutions, Inc.*	93,502	889
Noble Corp.*	20,030	508
Oceaneering International, Inc.*	53,248	569
Oil States International, Inc.*	32,457	176
Patterson-UTI Energy, Inc.	114,211	1,800
ProPetro Holding Corp.*	46,498	465
RPC, Inc.*	39,575	273
Select Energy Services, Inc., Class A*	38,008	259
Solaris Oilfield Infrastructure, Inc., Class A	16,860	183
TETRA Technologies, Inc.*	66,752	271
Tidewater, Inc.*	20,288	428
U.S. Silica Holdings, Inc.*	39,455	451
Valaris Ltd.*	32,433	1,370
Weatherford International PLC*	37,632	797
		19,003
Entertainment – 0.3%
Cinemark Holdings, Inc.*	58,011	871
IMAX Corp.*	26,124	441
Liberty Media Corp.-Liberty Braves, Class A*	5,307	133
Liberty Media Corp.-Liberty Braves, Class C*	20,152	484
Lions Gate Entertainment Corp., Class A*	31,016	289
Lions Gate Entertainment Corp., Class B*	62,130	549
Madison Square Garden Entertainment Corp.*	13,713	722
Marcus (The) Corp.*	12,619	186
Playstudios, Inc.*	42,183	180
Redbox Entertainment, Inc.*	3,481	26
Reservoir Media, Inc.*	10,874	71
Skillz, Inc.*	162,685	202
		4,154
Equity Real Estate Investment Trusts – 6.5%
Acadia Realty Trust	49,592	775
Agree Realty Corp.	39,551	2,853
Alexander & Baldwin, Inc.	38,564	692
Alexander's, Inc.	1,136	252
American Assets Trust, Inc.	26,289	781

NORTHERN FUNDS QUARTERLY REPORT     143    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Equity Real Estate Investment Trusts – 6.5%continued
Apartment Investment and Management Co., Class A*	79,750	$510
Apple Hospitality REIT, Inc.	114,545	1,680
Armada Hoffler Properties, Inc.	35,727	459
Ashford Hospitality Trust, Inc.*	18,315	110
Bluerock Residential Growth REIT, Inc.	15,261	401
Braemar Hotels & Resorts, Inc.	36,446	156
Brandywine Realty Trust	90,368	871
Broadstone Net Lease, Inc.	90,113	1,848
BRT Apartments Corp.	6,306	136
CareTrust REIT, Inc.	51,413	948
CatchMark Timber Trust, Inc., Class A	26,080	262
CBL & Associates Properties, Inc.*	14,178	333
Cedar Realty Trust, Inc.	5,720	165
Centerspace	8,176	667
Chatham Lodging Trust*	25,519	267
City Office REIT, Inc.	22,726	294
Clipper Realty, Inc.	6,531	50
Community Healthcare Trust, Inc.	12,619	457
Corporate Office Properties Trust	59,984	1,571
CTO Realty Growth, Inc.	3,100	190
DiamondRock Hospitality Co.*	111,672	917
Diversified Healthcare Trust	126,630	230
Easterly Government Properties, Inc.	48,539	924
Empire State Realty Trust, Inc., Class A	73,550	517
Equity Commonwealth*	57,453	1,582
Essential Properties Realty Trust, Inc.	69,496	1,494
Farmland Partners, Inc.	24,379	336
Four Corners Property Trust, Inc.	42,670	1,135
Franklin Street Properties Corp.	52,572	219
Getty Realty Corp.	22,483	596
Gladstone Commercial Corp.	20,463	386
Gladstone Land Corp.	17,086	379
Global Medical REIT, Inc.	32,689	367
Global Net Lease, Inc.	55,485	786
Healthcare Realty Trust, Inc.	80,560	2,191
Hersha Hospitality Trust*	16,723	164
Independence Realty Trust, Inc.	118,011	2,446
Indus Realty Trust, Inc.	2,842	169
Industrial Logistics Properties Trust	34,592	487
Innovative Industrial Properties, Inc.	14,784	1,624
InvenTrust Properties Corp.	36,076	930
iStar, Inc.	35,278	484
Kite Realty Group Trust	115,988	2,005
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Equity Real Estate Investment Trusts – 6.5%continued
LTC Properties, Inc.	20,731	$796
LXP Industrial Trust	150,623	1,618
Macerich (The) Co.	114,676	999
National Health Investors, Inc.	23,499	1,424
Necessity Retail REIT (The), Inc.	71,154	518
NETSTREIT Corp.	25,615	483
NexPoint Residential Trust, Inc.	12,048	753
Office Properties Income Trust	25,521	509
One Liberty Properties, Inc.	8,687	226
Orion Office REIT, Inc.	30,375	333
Outfront Media, Inc.	77,956	1,321
Paramount Group, Inc.	99,366	718
Pebblebrook Hotel Trust	69,154	1,146
Phillips Edison & Co., Inc.	60,879	2,034
Physicians Realty Trust	119,783	2,090
Piedmont Office Realty Trust, Inc., Class A	65,452	859
Plymouth Industrial REIT, Inc.	20,052	352
Postal Realty Trust, Inc., Class A	9,486	141
PotlatchDeltic Corp.	36,367	1,607
PS Business Parks, Inc.	10,749	2,012
Retail Opportunity Investments Corp.	64,194	1,013
RLJ Lodging Trust	87,547	966
RPT Realty	44,438	437
Ryman Hospitality Properties, Inc.*	28,651	2,178
Sabra Health Care REIT, Inc.	122,893	1,717
Safehold, Inc.	11,556	409
Saul Centers, Inc.	6,285	296
Service Properties Trust	87,455	457
SITE Centers Corp.	103,692	1,397
STAG Industrial, Inc.	96,051	2,966
Summit Hotel Properties, Inc.*	55,769	405
Sunstone Hotel Investors, Inc.*	114,479	1,136
Tanger Factory Outlet Centers, Inc.	53,987	768
Terreno Realty Corp.	39,572	2,205
UMH Properties, Inc.	26,358	466
Uniti Group, Inc.	126,340	1,190
Universal Health Realty Income Trust	6,822	363
Urban Edge Properties	60,911	926
Urstadt Biddle Properties, Inc., Class A	15,825	256
Veris Residential, Inc.*	45,868	607
Washington Real Estate Investment Trust	46,545	992

EQUITY FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Equity Real Estate Investment Trusts – 6.5%continued
Whitestone REIT	24,945	$268
Xenia Hotels & Resorts, Inc.*	60,898	885
		79,338
Food & Staples Retailing – 0.6%
Andersons (The), Inc.	17,032	562
Chefs' Warehouse (The), Inc.*	18,154	706
HF Foods Group, Inc.*	19,258	101
Ingles Markets, Inc., Class A	7,572	657
Natural Grocers by Vitamin Cottage, Inc.	4,944	79
PriceSmart, Inc.	13,100	938
Rite Aid Corp.*	29,054	196
SpartanNash Co.	19,020	574
Sprouts Farmers Market, Inc.*	58,426	1,479
United Natural Foods, Inc.*	30,942	1,219
Village Super Market, Inc., Class A	4,486	102
Weis Markets, Inc.	8,751	652
		7,265
Food Products – 1.4%
Alico, Inc.	3,335	119
AppHarvest, Inc.*	38,590	135
B&G Foods, Inc.	36,210	861
Benson Hill, Inc.*	91,095	250
Beyond Meat, Inc.*	32,686	783
BRC, Inc., Class A*	13,661	111
Calavo Growers, Inc.	9,186	383
Cal-Maine Foods, Inc.	20,185	997
Fresh Del Monte Produce, Inc.	16,249	480
Hain Celestial Group (The), Inc.*	40,032	950
Hostess Brands, Inc.*	73,402	1,557
J&J Snack Foods Corp.	8,094	1,130
John B. Sanfilippo & Son, Inc.	4,753	345
Lancaster Colony Corp.	10,360	1,334
Landec Corp.*	13,950	139
Local Bounti Corp.*	9,963	32
Mission Produce, Inc.*	21,337	304
Sanderson Farms, Inc.	11,396	2,456
Seneca Foods Corp., Class A*	3,108	173
Simply Good Foods (The) Co.*	47,940	1,811
Sovos Brands, Inc.*	15,156	241
SunOpta, Inc.*	51,991	405
Tattooed Chef, Inc.*	26,087	164
Tootsie Roll Industries, Inc.	8,099	286
TreeHouse Foods, Inc.*	27,079	1,132
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Food Products – 1.4%continued
Utz Brands, Inc.	34,984	$483
Vital Farms, Inc.*	15,895	139
Whole Earth Brands, Inc.*	21,644	134
		17,334
Gas Utilities – 1.3%
Brookfield Infrastructure Corp., Class A	52,090	2,214
Chesapeake Utilities Corp.	9,270	1,201
New Jersey Resources Corp.	51,257	2,282
Northwest Natural Holding Co.	18,164	965
ONE Gas, Inc.	28,631	2,325
South Jersey Industries, Inc.	65,391	2,232
Southwest Gas Holdings, Inc.	35,148	3,061
Spire, Inc.	27,150	2,019
		16,299
Health Care Equipment & Supplies – 3.7%
Alphatec Holdings, Inc.*	37,502	245
AngioDynamics, Inc.*	19,806	383
Artivion, Inc.*	20,719	391
AtriCure, Inc.*	24,264	991
Atrion Corp.	732	460
Avanos Medical, Inc.*	25,085	686
Axogen, Inc.*	21,375	175
Axonics, Inc.*	24,954	1,414
BioLife Solutions, Inc.*	17,940	248
Bioventus, Inc., Class A*	16,816	115
Butterfly Network, Inc.*	70,739	217
Cardiovascular Systems, Inc.*	21,141	304
Cerus Corp.*	91,883	486
CONMED Corp.	15,017	1,438
CryoPort, Inc.*	23,709	735
Cue Health, Inc.*	57,364	184
Cutera, Inc.*	8,832	331
Embecta Corp.*	30,533	773
Figs, Inc., Class A*	67,891	619
Glaukos Corp.*	24,354	1,106
Haemonetics Corp.*	27,036	1,762
Heska Corp.*	5,137	486
Inari Medical, Inc.*	25,682	1,746
Inogen, Inc.*	12,234	296
Integer Holdings Corp.*	17,536	1,239
iRadimed Corp.	3,792	129
iRhythm Technologies, Inc.*	15,887	1,716
Lantheus Holdings, Inc.*	36,376	2,402

NORTHERN FUNDS QUARTERLY REPORT     145    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Equipment & Supplies – 3.7%continued
LeMaitre Vascular, Inc.	10,359	$472
LivaNova PLC*	28,578	1,785
Meridian Bioscience, Inc.*	22,883	696
Merit Medical Systems, Inc.*	29,751	1,615
Mesa Laboratories, Inc.	2,680	547
Nano-X Imaging Ltd.*	22,373	253
Natus Medical, Inc.*	18,270	599
Neogen Corp.*	57,616	1,388
Nevro Corp.*	18,578	814
NuVasive, Inc.*	27,871	1,370
Omnicell, Inc.*	23,378	2,659
OraSure Technologies, Inc.*	39,508	107
Orthofix Medical, Inc.*	10,333	243
OrthoPediatrics Corp.*	7,653	330
Outset Medical, Inc.*	25,578	380
Owlet, Inc.*	8,733	15
Paragon 28, Inc.*	24,542	390
PROCEPT BioRobotics Corp.*	13,627	446
Pulmonx Corp.*	18,199	268
RxSight, Inc.*	10,957	154
SeaSpine Holdings Corp.*	18,855	107
Senseonics Holdings, Inc.*	243,807	251
Shockwave Medical, Inc.*	18,953	3,623
SI-BONE, Inc.*	18,017	238
Sight Sciences, Inc.*	11,458	103
Silk Road Medical, Inc.*	18,395	669
STAAR Surgical Co.*	25,527	1,811
Surmodics, Inc.*	7,235	269
Tactile Systems Technology, Inc.*	10,596	77
Tenon Medical, Inc.*	1,976	4
TransMedics Group, Inc.*	14,312	450
Treace Medical Concepts, Inc.*	17,748	255
UFP Technologies, Inc.*	3,636	289
Utah Medical Products, Inc.	1,832	157
Varex Imaging Corp.*	20,559	440
Vicarious Surgical, Inc.*	29,025	85
ViewRay, Inc.*	78,793	209
Zimvie, Inc.*	11,074	177
Zynex, Inc.	12,137	97
		44,919
Health Care Providers & Services – 2.9%
1Life Healthcare, Inc.*	95,988	753
23andMe Holding Co., Class A*	91,489	227
Accolade, Inc.*	31,078	230
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Providers & Services – 2.9%continued
AdaptHealth Corp.*	38,447	$694
Addus HomeCare Corp.*	8,225	685
Agiliti, Inc.*	14,607	300
AirSculpt Technologies, Inc.*	6,570	39
Alignment Healthcare, Inc.*	44,897	512
AMN Healthcare Services, Inc.*	23,809	2,612
Apollo Medical Holdings, Inc.*	20,723	800
ATI Physical Therapy, Inc.*	39,802	56
Aveanna Healthcare Holdings, Inc.*	23,690	54
Brookdale Senior Living, Inc.*	99,007	449
Cano Health, Inc.*	86,172	377
CareMax, Inc.*	31,738	115
Castle Biosciences, Inc.*	12,655	278
Clover Health Investments Corp.*	203,088	435
Community Health Systems, Inc.*	66,263	248
CorVel Corp.*	4,783	704
Covetrus, Inc.*	56,306	1,168
Cross Country Healthcare, Inc.*	19,538	407
DocGo, Inc.*	42,861	306
Ensign Group (The), Inc.	28,702	2,109
Fulgent Genetics, Inc.*	11,498	627
Hanger, Inc.*	20,092	288
HealthEquity, Inc.*	44,192	2,713
Hims & Hers Health, Inc.*	64,600	293
Innovage Holding Corp.*	9,916	43
Invitae Corp.*	122,443	299
Joint (The) Corp.*	7,633	117
LHC Group, Inc.*	15,877	2,473
LifeStance Health Group, Inc.*	38,388	213
MEDNAX, Inc.*	45,743	961
ModivCare, Inc.*	6,726	568
National HealthCare Corp.	6,693	468
National Research Corp.	7,583	290
Oncology Institute (The), Inc.*	9,985	50
OPKO Health, Inc.*	214,837	543
Option Care Health, Inc.*	76,472	2,125
Owens & Minor, Inc.	39,286	1,236
P3 Health Partners, Inc.*	13,501	50
Patterson Cos., Inc.	46,398	1,406
Pennant Group (The), Inc.*	13,884	178
PetIQ, Inc.*	14,567	245
Privia Health Group, Inc.*	23,083	672
Progyny, Inc.*	39,818	1,157
R1 RCM, Inc.*	71,947	1,508

EQUITY FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Providers & Services – 2.9%continued
RadNet, Inc.*	26,053	$450
Select Medical Holdings Corp.	57,503	1,358
Sema4 Holdings Corp.*	84,110	106
Surgery Partners, Inc.*	21,120	611
U.S. Physical Therapy, Inc.	6,841	747
		35,353
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc.*	60,651	899
American Well Corp., Class A*	122,107	527
Babylon Holdings Ltd., Class A*	57,933	57
Computer Programs and Systems, Inc.*	7,628	244
Convey Health Solutions Holdings, Inc.*	8,590	89
Evolent Health, Inc., Class A*	43,718	1,343
Health Catalyst, Inc.*	28,906	419
HealthStream, Inc.*	12,872	279
Inspire Medical Systems, Inc.*	14,479	2,645
Multiplan Corp.*	201,165	1,104
NextGen Healthcare, Inc.*	29,628	517
Nutex Health, Inc.*	20,621	66
OptimizeRx Corp.*	9,485	260
Phreesia, Inc.*	26,146	654
Schrodinger, Inc.*	28,729	759
Sharecare, Inc.*	32,649	52
Simulations Plus, Inc.	8,350	412
		10,326
Hotels, Restaurants & Leisure – 2.0%
Accel Entertainment, Inc.*	31,320	333
Bally's Corp.*	21,230	420
Biglari Holdings, Inc., Class B*	390	48
BJ's Restaurants, Inc.*	12,067	262
Bloomin' Brands, Inc.	47,006	781
Bluegreen Vacations Holding Corp.	6,831	170
Bowlero Corp.*	20,714	219
Brinker International, Inc.*	23,131	510
Century Casinos, Inc.*	14,384	104
Cheesecake Factory (The), Inc.	26,497	700
Chuy's Holdings, Inc.*	10,042	200
Cracker Barrel Old Country Store, Inc.	12,351	1,031
Dave & Buster's Entertainment, Inc.*	22,865	750
Denny's Corp.*	31,988	278
Dine Brands Global, Inc.	8,408	547
El Pollo Loco Holdings, Inc.*	10,561	104
Everi Holdings, Inc.*	46,705	762
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Hotels, Restaurants & Leisure – 2.0%continued
F45 Training Holdings, Inc.*	19,270	$76
First Watch Restaurant Group, Inc.*	5,281	76
Full House Resorts, Inc.*	17,325	105
Golden Entertainment, Inc.*	10,893	431
Hilton Grand Vacations, Inc.*	47,756	1,706
Inspirato, Inc.*	5,469	25
Inspired Entertainment, Inc.*	11,790	102
International Game Technology PLC	53,061	985
Jack in the Box, Inc.	11,274	632
Krispy Kreme, Inc.	38,240	520
Kura Sushi U.S.A., Inc., Class A*	2,422	120
Life Time Group Holdings, Inc.*	22,392	288
Light & Wonder, Inc.*	52,103	2,448
Lindblad Expeditions Holdings, Inc.*	16,959	137
Monarch Casino & Resort, Inc.*	7,083	416
NEOGAMES S.A.*	6,997	94
Noodles & Co.*	21,437	101
ONE Group Hospitality (The), Inc.*	12,121	89
Papa John's International, Inc.	17,588	1,469
Portillo's, Inc., Class A*	10,593	173
RCI Hospitality Holdings, Inc.	4,710	228
Red Rock Resorts, Inc., Class A	28,417	948
Rush Street Interactive, Inc.*	32,339	151
Ruth's Hospitality Group, Inc.	17,390	283
SeaWorld Entertainment, Inc.*	24,069	1,063
Shake Shack, Inc., Class A*	19,965	788
Sonder Holdings, Inc.*	23,262	24
Sweetgreen, Inc., Class A*	7,224	84
Target Hospitality Corp.*	16,271	93
Texas Roadhouse, Inc.	36,407	2,665
Vacasa, Inc., Class A*	21,772	63
Wingstop, Inc.	15,961	1,193
Xponential Fitness, Inc., Class A*	9,031	113
		24,908
Household Durables – 1.5%
Aterian, Inc.*	32,409	70
Beazer Homes U.S.A., Inc.*	15,714	190
Cavco Industries, Inc.*	4,887	958
Century Communities, Inc.	15,577	700
Dream Finders Homes, Inc., Class A*	11,155	119
Ethan Allen Interiors, Inc.	12,063	244
GoPro, Inc., Class A*	69,449	384
Green Brick Partners, Inc.*	15,211	298
Helen of Troy Ltd.*	12,657	2,056

NORTHERN FUNDS QUARTERLY REPORT     147    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Household Durables – 1.5%continued
Hovnanian Enterprises, Inc., Class A*	2,738	$117
Installed Building Products, Inc.	12,889	1,072
iRobot Corp.*	14,293	525
KB Home	42,625	1,213
Landsea Homes Corp.*	5,757	38
La-Z-Boy, Inc.	22,900	543
Legacy Housing Corp.*	4,665	61
LGI Homes, Inc.*	11,111	966
Lifetime Brands, Inc.	6,622	73
Lovesac (The) Co.*	7,416	204
M/I Homes, Inc.*	14,632	580
MDC Holdings, Inc.	30,462	984
Meritage Homes Corp.*	19,341	1,402
Purple Innovation, Inc.*	29,227	89
Skyline Champion Corp.*	28,399	1,347
Snap One Holdings Corp.*	9,562	88
Sonos, Inc.*	67,945	1,226
Taylor Morrison Home Corp.*	61,518	1,437
Traeger, Inc.*	16,653	71
Tri Pointe Homes, Inc.*	54,685	922
Tupperware Brands Corp.*	24,228	154
Universal Electronics, Inc.*	6,457	165
Vizio Holding Corp., Class A*	36,128	246
Vuzix Corp.*	31,572	224
Weber, Inc., Class A	14,398	104
		18,870
Household Products – 0.3%
Central Garden & Pet Co.*	5,275	224
Central Garden & Pet Co., Class A*	21,675	867
Energizer Holdings, Inc.	35,499	1,007
WD-40 Co.	7,272	1,464
		3,562
Independent Power & Renewable Electricity Producers – 0.4%
Altus Power, Inc.*	22,301	141
Clearway Energy, Inc., Class A	18,534	592
Clearway Energy, Inc., Class C	43,677	1,522
Montauk Renewables, Inc.*	34,283	345
Ormat Technologies, Inc.	24,149	1,892
Sunnova Energy International, Inc.*	52,860	974
		5,466
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	13,830	318
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Insurance – 2.1%
Ambac Financial Group, Inc.*	24,203	$275
American Equity Investment Life Holding Co.	41,489	1,517
AMERISAFE, Inc.	10,180	529
Argo Group International Holdings Ltd.	16,912	623
Bright Health Group, Inc.*	102,773	187
BRP Group, Inc., Class A*	31,131	752
CNO Financial Group, Inc.	61,241	1,108
Crawford & Co., Class A	8,923	70
Donegal Group, Inc., Class A	7,841	134
eHealth, Inc.*	12,975	121
Employers Holdings, Inc.	14,716	616
Enstar Group Ltd.*	6,159	1,318
Genworth Financial, Inc., Class A*	271,029	957
Goosehead Insurance, Inc., Class A	10,142	463
Greenlight Capital Re Ltd., Class A*	13,901	107
HCI Group, Inc.	3,848	261
Hippo Holdings, Inc.*	135,514	119
Horace Mann Educators Corp.	22,152	850
Investors Title Co.	687	108
James River Group Holdings Ltd.	19,575	485
Kinsale Capital Group, Inc.	11,524	2,646
Lemonade, Inc.*	21,434	391
MBIA, Inc.*	25,570	316
Mercury General Corp.	14,254	631
National Western Life Group, Inc., Class A	1,210	245
NI Holdings, Inc.*	4,425	73
Oscar Health, Inc., Class A*	62,895	267
Palomar Holdings, Inc.*	12,928	833
ProAssurance Corp.	28,712	678
RLI Corp.	20,792	2,424
Root, Inc., Class A*	74,367	89
Safety Insurance Group, Inc.	7,582	736
Selective Insurance Group, Inc.	31,779	2,763
Selectquote, Inc.*	71,189	177
SiriusPoint Ltd.*	49,077	266
Stewart Information Services Corp.	14,287	711
Tiptree, Inc.	12,519	133
Trean Insurance Group, Inc.*	12,036	75
Trupanion, Inc.*	20,761	1,251
United Fire Group, Inc.	11,309	387
Universal Insurance Holdings, Inc.	13,938	182
		25,874

EQUITY FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Interactive Media & Services – 0.7%
Arena Group Holdings (The), Inc.*	6,037	$54
Bumble, Inc., Class A*	45,928	1,293
Cargurus, Inc.*	54,334	1,168
Cars.com, Inc.*	36,665	346
DHI Group, Inc.*	22,763	113
Eventbrite, Inc., Class A*	41,043	422
EverQuote, Inc., Class A*	10,270	91
fuboTV, Inc.*	94,832	234
Leafly Holdings, Inc.*	2,320	10
MediaAlpha, Inc., Class A*	12,654	125
Outbrain, Inc.*	21,263	107
QuinStreet, Inc.*	27,749	279
TrueCar, Inc.*	49,418	128
Vimeo, Inc.*	76,209	459
Wejo Group Ltd.*	12,164	14
Yelp, Inc.*	36,625	1,017
Ziff Davis, Inc.*	24,326	1,813
ZipRecruiter, Inc., Class A*	42,539	630
		8,303
Internet & Direct Marketing Retail – 0.5%
1-800-Flowers.com, Inc., Class A*	14,230	135
1stdibs.com, Inc.*	12,431	71
aka Brands Holding Corp.*	6,739	19
BARK, Inc.*	27,399	35
Boxed, Inc.*	6,123	11
CarParts.com, Inc.*	27,011	188
ContextLogic, Inc., Class A*	302,992	485
Duluth Holdings, Inc., Class B*	6,969	67
Groupon, Inc.*	11,478	130
Lands' End, Inc.*	7,945	84
Liquidity Services, Inc.*	13,164	177
Lulu's Fashion Lounge Holdings, Inc.*	3,040	33
Overstock.com, Inc.*	22,676	567
PetMed Express, Inc.	10,746	214
Porch Group, Inc.*	43,661	112
Poshmark, Inc., Class A*	24,468	247
Quotient Technology, Inc.*	47,566	141
Qurate Retail, Inc., Class A	186,401	535
RealReal (The), Inc.*	46,000	115
Rent the Runway, Inc., Class A*	24,880	76
Revolve Group, Inc.*	21,738	563
RumbleON, Inc., Class B*	5,513	81
Shutterstock, Inc.	12,912	740
Stitch Fix, Inc., Class A*	43,270	214
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Internet & Direct Marketing Retail – 0.5%continued
ThredUp, Inc., Class A*	31,249	$78
Vivid Seats, Inc., Class A	13,171	98
Xometry, Inc., Class A*	17,986	610
		5,826
IT Services – 2.2%
AvidXchange Holdings, Inc.*	78,038	479
BigCommerce Holdings, Inc., Class 1*	34,140	553
Bread Financial Holdings, Inc.	26,663	988
Brightcove, Inc.*	21,714	137
Cantaloupe, Inc.*	31,096	174
Cass Information Systems, Inc.	7,158	242
Cerberus Cyber Sentinel Corp.*	24,308	88
Conduent, Inc.*	90,392	391
Core Scientific, Inc.*	116,481	174
CSG Systems International, Inc.	17,042	1,017
Cyxtera Technologies, Inc.*	22,662	257
DigitalOcean Holdings, Inc.*	40,629	1,680
Edgio, Inc.*	73,086	169
EVERTEC, Inc.	32,000	1,180
Evo Payments, Inc., Class A*	25,175	592
ExlService Holdings, Inc.*	17,241	2,540
Fastly, Inc., Class A*	59,401	690
Flywire Corp.*	29,429	519
Grid Dynamics Holdings, Inc.*	25,875	435
Hackett Group (The), Inc.	14,353	272
I3 Verticals, Inc., Class A*	11,820	296
IBEX Holdings Ltd.*	2,856	48
Information Services Group, Inc.	18,917	128
International Money Express, Inc.*	17,298	354
Marqeta, Inc., Class A*	231,130	1,875
Maximus, Inc.	32,706	2,044
MoneyGram International, Inc.*	49,928	499
Paya Holdings, Inc.*	46,517	306
Payoneer Global, Inc.*	115,239	452
Paysafe Ltd.*	180,038	351
Perficient, Inc.*	18,190	1,668
PFSweb, Inc.*	8,793	103
Priority Technology Holdings, Inc.*	9,532	32
Rackspace Technology, Inc.*	30,662	220
Remitly Global, Inc.*	44,778	343
Repay Holdings Corp.*	46,640	599
Sabre Corp.*	173,621	1,012
SolarWinds Corp.	25,715	264
Squarespace, Inc., Class A*	16,682	349

NORTHERN FUNDS QUARTERLY REPORT     149    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
IT Services – 2.2%continued
StoneCo Ltd., Class A*	147,554	$1,136
TTEC Holdings, Inc.	10,022	680
Tucows, Inc., Class A*	5,249	234
Unisys Corp.*	35,257	424
Verra Mobility Corp.*	77,797	1,222
		27,216
Leisure Products – 0.5%
Acushnet Holdings Corp.	18,244	760
AMMO, Inc.*	46,506	179
Callaway Golf Co.*	74,496	1,520
Clarus Corp.	15,365	292
Johnson Outdoors, Inc., Class A	2,846	174
Latham Group, Inc.*	23,356	162
Malibu Boats, Inc., Class A*	11,046	582
Marine Products Corp.	4,517	43
MasterCraft Boat Holdings, Inc.*	9,744	205
Smith & Wesson Brands, Inc.	24,185	318
Solo Brands, Inc., Class A*	11,713	48
Sturm Ruger & Co., Inc.	9,183	584
Vinco Ventures, Inc.*	97,705	135
Vista Outdoor, Inc.*	29,753	830
		5,832
Life Sciences Tools & Services – 0.7%
AbCellera Biologics, Inc.*	110,229	1,174
Absci Corp.*	27,996	93
Adaptive Biotechnologies Corp.*	59,310	480
Akoya Biosciences, Inc.*	8,388	108
Alpha Teknova, Inc.*	3,037	25
Berkeley Lights, Inc.*	29,723	148
Bionano Genomics, Inc.*	154,751	214
Codexis, Inc.*	32,760	343
Cytek Biosciences, Inc.*	60,780	652
Inotiv, Inc.*	9,413	90
MaxCyte, Inc.*	46,297	219
Medpace Holdings, Inc.*	14,661	2,194
NanoString Technologies, Inc.*	24,765	314
Nautilus Biotechnology, Inc.*	25,309	68
NeoGenomics, Inc.*	66,096	539
Pacific Biosciences of California, Inc.*	120,231	531
Quanterix Corp.*	18,065	292
Quantum-Si, Inc.*	48,617	113
Science 37 Holdings, Inc.*	33,134	67
Seer, Inc.*	27,435	246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Life Sciences Tools & Services – 0.7%continued
Singular Genomics Systems, Inc.*	29,631	$113
SomaLogic, Inc.*	79,600	360
		8,383
Machinery – 3.8%
Alamo Group, Inc.	5,358	624
Albany International Corp., Class A	16,815	1,325
Altra Industrial Motion Corp.	34,611	1,220
Astec Industries, Inc.	12,156	496
Barnes Group, Inc.	26,070	812
Berkshire Grey, Inc.*	25,966	38
Blue Bird Corp.*	9,205	85
Chart Industries, Inc.*	19,556	3,273
CIRCOR International, Inc.*	9,839	161
Columbus McKinnon Corp.	14,918	423
Desktop Metal, Inc., Class A*	140,761	310
Douglas Dynamics, Inc.	11,976	344
Energy Recovery, Inc.*	29,707	577
Enerpac Tool Group Corp.	32,416	616
EnPro Industries, Inc.	11,082	908
ESCO Technologies, Inc.	13,721	938
Evoqua Water Technologies Corp.*	62,630	2,036
Fathom Digital Manufacturing C*	5,372	21
Federal Signal Corp.	31,807	1,132
Franklin Electric Co., Inc.	24,545	1,798
Gorman-Rupp (The) Co.	12,113	343
Greenbrier (The) Cos., Inc.	16,953	610
Helios Technologies, Inc.	17,323	1,148
Hillenbrand, Inc.	38,669	1,584
Hillman Solutions Corp.*	71,648	619
Hydrofarm Holdings Group, Inc.*	23,237	81
Hyliion Holdings Corp.*	70,641	227
Hyster-Yale Materials Handling, Inc.	5,771	186
Hyzon Motors, Inc.*	46,728	137
John Bean Technologies Corp.	16,841	1,860
Kadant, Inc.	6,179	1,127
Kennametal, Inc.	44,019	1,023
Lightning eMotors, Inc.*	20,831	58
Lindsay Corp.	5,860	778
Luxfer Holdings PLC	14,874	225
Manitowoc (The) Co., Inc.*	18,478	195
Markforged Holding Corp.*	58,608	108
Meritor, Inc.*	37,391	1,358
Microvast Holdings, Inc.*	90,761	201
Miller Industries, Inc.	5,905	134

EQUITY FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Machinery – 3.8%continued
Mueller Industries, Inc.	29,790	$1,587
Mueller Water Products, Inc., Class A	83,029	974
Nikola Corp.*	155,443	740
Omega Flex, Inc.	1,759	189
Proterra, Inc.*	117,702	546
Proto Labs, Inc.*	14,656	701
RBC Bearings, Inc.*	15,186	2,809
REV Group, Inc.	18,547	202
Sarcos Technology and Robotics Corp.*	40,382	107
Shyft Group (The), Inc.	18,381	342
SPX Corp.*	23,575	1,246
Standex International Corp.	6,356	539
Tennant Co.	9,867	585
Terex Corp.	36,291	993
Titan International, Inc.*	27,241	411
Trinity Industries, Inc.	44,455	1,077
Velo3D, Inc.*	29,975	41
Wabash National Corp.	25,896	352
Watts Water Technologies, Inc., Class A	14,570	1,790
Welbilt, Inc.*	70,016	1,667
Xos, Inc.*	29,109	53
		46,090
Marine – 0.3%
Costamare, Inc.	28,758	348
Eagle Bulk Shipping, Inc.	7,144	370
Eneti, Inc.	12,184	75
Genco Shipping & Trading Ltd.	19,518	377
Golden Ocean Group Ltd.	65,355	761
Matson, Inc.	21,346	1,556
Safe Bulkers, Inc.	39,007	149
		3,636
Media – 1.0%
AdTheorent Holding Co., Inc.*	8,523	26
Advantage Solutions, Inc.*	43,921	167
AMC Networks, Inc., Class A*	16,103	469
Audacy, Inc.*	65,195	62
Boston Omaha Corp., Class A*	10,900	225
Cardlytics, Inc.*	17,659	394
Clear Channel Outdoor Holdings, Inc.*	192,849	206
Cumulus Media, Inc., Class A*	9,833	76
Daily Journal Corp.*	643	166
Entravision Communications Corp., Class A	31,595	144
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Media – 1.0%continued
EW Scripps (The) Co., Class A*	31,291	$390
Gambling.com Group Ltd.*	4,625	36
Gannett Co., Inc.*	76,367	222
Gray Television, Inc.	45,015	760
iHeartMedia, Inc., Class A*	64,169	506
Innovid Corp.*	11,904	20
Integral Ad Science Holding Corp.*	20,312	202
John Wiley & Sons, Inc., Class A	22,862	1,092
Loyalty Ventures, Inc.*	10,677	38
Magnite, Inc.*	69,676	619
PubMatic, Inc., Class A*	22,213	353
Scholastic Corp.	14,696	529
Sinclair Broadcast Group, Inc., Class A	22,175	452
Stagwell, Inc.*	41,564	226
TechTarget, Inc.*	14,594	959
TEGNA, Inc.	118,617	2,487
Thryv Holdings, Inc.*	13,526	303
Urban One, Inc.*	4,404	24
Urban One, Inc.*	6,383	27
WideOpenWest, Inc.*	28,643	522
		11,702
Metals & Mining – 1.4%
5E Advanced Materials, Inc.*	17,193	209
Allegheny Technologies, Inc.*	66,078	1,501
Alpha Metallurgical Resources, Inc.	9,522	1,230
Arconic Corp.*	56,330	1,580
Carpenter Technology Corp.	25,437	710
Century Aluminum Co.*	27,870	205
Coeur Mining, Inc.*	148,330	451
Commercial Metals Co.	64,421	2,132
Compass Minerals International, Inc.	18,259	646
Constellium S.E.*	66,078	873
Dakota Gold Corp.*	27,038	91
Haynes International, Inc.	6,503	213
Hecla Mining Co.	284,732	1,116
Hycroft Mining Holding Corp.*	80,359	89
Kaiser Aluminum Corp.	8,431	667
Materion Corp.	10,871	802
Novagold Resources, Inc.*	127,330	612
Olympic Steel, Inc.	5,081	131
Piedmont Lithium, Inc.*	9,243	337
PolyMet Mining Corp.*	15,446	43
Ramaco Resources, Inc.	11,936	157
Ryerson Holding Corp.	8,899	189

NORTHERN FUNDS QUARTERLY REPORT     151    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Metals & Mining – 1.4%continued
Schnitzer Steel Industries, Inc., Class A	13,797	$453
SunCoke Energy, Inc.	44,338	302
TimkenSteel Corp.*	24,693	462
Warrior Met Coal, Inc.	27,418	839
Worthington Industries, Inc.	16,934	747
		16,787
Mortgage Real Estate Investment Trusts – 1.4%
AFC Gamma, Inc.	8,541	131
Angel Oak Mortgage, Inc.	6,347	82
Apollo Commercial Real Estate Finance, Inc.	74,898	782
Arbor Realty Trust, Inc.	82,699	1,084
Ares Commercial Real Estate Corp.	23,912	292
ARMOUR Residential REIT, Inc.	54,661	385
Blackstone Mortgage Trust, Inc., Class A	90,654	2,508
BrightSpire Capital, Inc.	50,715	383
Broadmark Realty Capital, Inc.	69,289	465
Chicago Atlantic Real Estate Finance, Inc.	3,731	56
Chimera Investment Corp.	126,637	1,117
Claros Mortgage Trust, Inc.	48,970	820
Dynex Capital, Inc.	19,261	307
Ellington Financial, Inc.	30,253	444
Franklin BSP Realty Trust, Inc.	44,815	604
Granite Point Mortgage Trust, Inc.	28,433	272
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,371	1,718
Invesco Mortgage Capital, Inc.	17,677	259
KKR Real Estate Finance Trust, Inc.	27,541	481
Ladder Capital Corp.	60,485	638
MFA Financial, Inc.	54,640	587
New York Mortgage Trust, Inc.	202,400	559
Nexpoint Real Estate Finance, Inc.	4,172	85
Orchid Island Capital, Inc.	94,743	270
PennyMac Mortgage Investment Trust	48,965	677
Ready Capital Corp.	39,418	470
Redwood Trust, Inc.	63,981	493
TPG RE Finance Trust, Inc.	36,701	331
Two Harbors Investment Corp.	183,964	916
		17,216
Multiline Retail – 0.1%
Big Lots, Inc.	14,914	313
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Multiline Retail – 0.1%continued
Dillard's, Inc., Class A	2,293	$506
Franchise Group, Inc.	14,659	514
		1,333
Multi-Utilities – 0.5%
Avista Corp.	38,544	1,677
Black Hills Corp.	34,614	2,519
NorthWestern Corp.	28,941	1,706
PNM Resources, Inc. - (Fractional Shares)(2)	50,000	—
Unitil Corp.	8,433	495
		6,397
Oil, Gas & Consumable Fuels – 4.0%
Aemetis, Inc.*	15,754	77
Alto Ingredients, Inc.*	38,231	142
Amplify Energy Corp.*	18,993	124
Arch Resources, Inc.	8,112	1,161
Archaea Energy, Inc.*	31,720	493
Ardmore Shipping Corp.*	18,560	129
Battalion Oil Corp.*	1,338	11
Berry Corp.	42,676	325
Brigham Minerals, Inc., Class A	27,153	669
California Resources Corp.	41,658	1,604
Callon Petroleum Co.*	26,189	1,027
Centennial Resource Development, Inc., Class A*	109,520	655
Centrus Energy Corp., Class A*	5,670	140
Civitas Resources, Inc.	39,262	2,053
Clean Energy Fuels Corp.*	90,249	404
CNX Resources Corp.*	102,633	1,689
Comstock Resources, Inc.*	48,806	590
CONSOL Energy, Inc.*	18,275	902
Crescent Energy Co., Class A	17,301	216
CVR Energy, Inc.	15,744	527
Delek U.S. Holdings, Inc.*	37,528	970
Denbury, Inc.*	27,032	1,622
DHT Holdings, Inc.	74,708	458
Dorian LPG Ltd.	16,350	249
Earthstone Energy, Inc., Class A*	23,018	314
Empire Petroleum Corp.*	3,603	43
Energy Fuels, Inc.*	83,067	408
Equitrans Midstream Corp.	218,892	1,392
Excelerate Energy, Inc., Class A*	9,876	197
FLEX LNG Ltd.	15,179	416
Frontline Ltd.*	66,390	588

EQUITY FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 4.0%continued
Gevo, Inc.*	104,776	$246
Golar LNG Ltd.*	53,743	1,223
Green Plains, Inc.*	28,073	763
Gulfport Energy Corp.*	6,338	504
HighPeak Energy, Inc.	3,410	87
International Seaways, Inc.	26,231	556
Kinetik Holdings, Inc.	8,813	301
Kosmos Energy Ltd.*	240,389	1,488
Laredo Petroleum, Inc.*	9,087	626
Magnolia Oil & Gas Corp., Class A	88,841	1,865
Matador Resources Co.	59,933	2,792
Murphy Oil Corp.	78,477	2,369
NACCO Industries, Inc., Class A	2,158	82
NextDecade Corp.*	16,453	73
Nordic American Tankers Ltd.	101,253	216
Northern Oil and Gas, Inc.	34,925	882
Oasis Petroleum, Inc.	10,468	1,273
Par Pacific Holdings, Inc.*	26,035	406
PBF Energy, Inc., Class A*	51,541	1,496
Peabody Energy Corp.*	62,682	1,337
Ranger Oil Corp., Class A*	11,325	372
REX American Resources Corp.*	2,804	238
Riley Exploration Permian, Inc.	5,533	134
Ring Energy, Inc.*	46,031	122
SandRidge Energy, Inc.*	16,921	265
Scorpio Tankers, Inc.	26,423	912
SFL Corp. Ltd.	61,147	580
SilverBow Resources, Inc.*	6,248	177
Sitio Royalties Corp.	6,210	144
SM Energy Co.	64,488	2,205
Talos Energy, Inc.*	35,219	545
Teekay Corp.*	36,694	106
Teekay Tankers Ltd., Class A*	12,171	215
Tellurian, Inc.*	271,630	809
Uranium Energy Corp.*	148,780	458
Ur-Energy, Inc.*	111,501	118
VAALCO Energy, Inc.	31,125	216
Vertex Energy, Inc.*	28,786	303
W&T Offshore, Inc.*	50,190	217
Whiting Petroleum Corp.	20,948	1,425
World Fuel Services Corp.	33,228	680
		48,421
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	8,963	301
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Paper & Forest Products – 0.1%continued
Glatfelter Corp.	23,421	$161
Neenah, Inc.	8,952	306
Resolute Forest Products, Inc.*	24,462	312
Sylvamo Corp.	18,901	618
		1,698
Personal Products – 0.7%
Beauty Health (The) Co.*	53,099	683
BellRing Brands, Inc.*	62,265	1,550
Edgewell Personal Care Co.	28,626	988
elf Beauty, Inc.*	25,775	791
Herbalife Nutrition Ltd.*	52,735	1,078
Honest (The) Co., Inc.*	34,590	101
Inter Parfums, Inc.	9,556	698
Medifast, Inc.	6,051	1,092
Nature's Sunshine Products, Inc.*	7,236	77
Nu Skin Enterprises, Inc., Class A	26,585	1,151
Thorne HealthTech, Inc.*	7,257	35
USANA Health Sciences, Inc.*	5,980	433
Veru, Inc.*	34,592	391
		9,068
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc.*	31,838	444
Aerie Pharmaceuticals, Inc.*	24,891	187
Amneal Pharmaceuticals, Inc.*	55,077	175
Amphastar Pharmaceuticals, Inc.*	20,360	708
Amylyx Pharmaceuticals, Inc.*	6,097	117
AN2 Therapeutics, Inc.*	2,446	19
ANI Pharmaceuticals, Inc.*	6,697	199
Arvinas, Inc.*	25,884	1,089
Atea Pharmaceuticals, Inc.*	40,597	288
Athira Pharma, Inc.*	17,820	54
Axsome Therapeutics, Inc.*	15,369	589
Cara Therapeutics, Inc.*	23,828	218
Cassava Sciences, Inc.*	20,299	571
CinCor Pharma, Inc.*	7,124	134
Collegium Pharmaceutical, Inc.*	18,050	320
Corcept Therapeutics, Inc.*	45,360	1,079
DICE Therapeutics, Inc.*	15,103	234
Edgewise Therapeutics, Inc.*	15,805	126
Endo International PLC*	126,563	59
Esperion Therapeutics, Inc.*	33,515	213
Evolus, Inc.*	18,824	218
EyePoint Pharmaceuticals, Inc.*	14,067	111

NORTHERN FUNDS QUARTERLY REPORT     153    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Pharmaceuticals – 1.5%continued
Fulcrum Therapeutics, Inc.*	18,141	$89
Harmony Biosciences Holdings, Inc.*	13,946	680
Innoviva, Inc.*	33,633	496
Intra-Cellular Therapies, Inc.*	48,767	2,784
Liquidia Corp.*	25,369	111
Nektar Therapeutics*	96,488	367
NGM Biopharmaceuticals, Inc.*	20,855	267
Nuvation Bio, Inc.*	61,914	201
Ocular Therapeutix, Inc.*	40,938	165
Pacira BioSciences, Inc.*	23,894	1,393
Phathom Pharmaceuticals, Inc.*	12,240	103
Phibro Animal Health Corp., Class A	10,746	206
Prestige Consumer Healthcare, Inc.*	26,754	1,573
Provention Bio, Inc.*	29,360	117
Reata Pharmaceuticals, Inc., Class A*	14,714	447
Relmada Therapeutics, Inc.*	14,566	277
Revance Therapeutics, Inc.*	37,306	516
SIGA Technologies, Inc.	25,052	290
Supernus Pharmaceuticals, Inc.*	26,070	754
Tarsus Pharmaceuticals, Inc.*	9,638	141
Theravance Biopharma, Inc.*	34,238	310
Theseus Pharmaceuticals, Inc.*	9,017	50
Tricida, Inc.*	17,712	171
Ventyx Biosciences, Inc.*	11,917	146
Xeris Biopharma Holdings, Inc.*	70,380	108
		18,914
Professional Services – 1.8%
Alight, Inc., Class A*	180,758	1,220
ASGN, Inc.*	26,714	2,411
Atlas Technical Consultants, Inc.*	9,489	50
Barrett Business Services, Inc.	3,830	279
CBIZ, Inc.*	26,164	1,045
CRA International, Inc.	3,805	340
Exponent, Inc.	27,447	2,511
First Advantage Corp.*	31,259	396
Forrester Research, Inc.*	6,016	288
Franklin Covey Co.*	6,689	309
Heidrick & Struggles International, Inc.	10,368	335
HireRight Holdings Corp.*	11,290	160
Huron Consulting Group, Inc.*	11,197	728
ICF International, Inc.	9,827	934
Insperity, Inc.	19,319	1,929
Kelly Services, Inc., Class A	18,726	371
Kforce, Inc.	10,854	666
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Professional Services – 1.8%continued
Korn Ferry	28,524	$1,655
Legalzoom.com, Inc.*	52,150	573
ManTech International Corp., Class A	15,916	1,519
Planet Labs PBC*	82,768	358
Red Violet, Inc.*	5,042	96
Resources Connection, Inc.	17,022	347
Skillsoft Corp.*	43,218	152
Spire Global, Inc.*	66,562	77
Sterling Check Corp.*	12,605	206
TriNet Group, Inc.*	19,938	1,548
TrueBlue, Inc.*	17,441	312
Upwork, Inc.*	63,829	1,320
Willdan Group, Inc.*	6,154	170
		22,305
Real Estate Management & Development – 0.8%
American Realty Investors, Inc.*	794	11
Anywhere Real Estate, Inc.*	61,685	606
Compass, Inc., Class A*	138,756	501
Cushman & Wakefield PLC*	84,638	1,290
DigitalBridge Group, Inc.*	314,791	1,536
Doma Holdings, Inc.*	72,892	75
Douglas Elliman, Inc.	40,734	195
eXp World Holdings, Inc.	36,519	430
Forestar Group, Inc.*	9,811	134
FRP Holdings, Inc.*	3,588	216
Kennedy-Wilson Holdings, Inc.	62,873	1,191
Marcus & Millichap, Inc.	13,236	490
Newmark Group, Inc., Class A	78,689	761
Offerpad Solutions, Inc.*	36,334	79
RE/MAX Holdings, Inc., Class A	10,058	247
Redfin Corp.*	55,707	459
RMR Group (The), Inc., Class A	8,148	231
Seritage Growth Properties, Class A*	23,388	122
St. Joe (The) Co.	18,343	726
Stratus Properties, Inc.*	3,137	101
Tejon Ranch Co.*	11,063	172
Transcontinental Realty Investors, Inc.*	668	27
		9,600
Road & Rail – 0.6%
ArcBest Corp.	13,019	916
Bird Global, Inc., Class A*	91,275	40
Covenant Logistics Group, Inc.	5,892	148
Daseke, Inc.*	21,347	136

EQUITY FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Road & Rail – 0.6%continued
Heartland Express, Inc.	24,881	$346
Marten Transport Ltd.	31,403	528
P.A.M. Transportation Services, Inc.*	3,510	96
Saia, Inc.*	14,142	2,659
TuSimple Holdings, Inc., Class A*	74,483	539
Universal Logistics Holdings, Inc.	3,878	106
Werner Enterprises, Inc.	34,609	1,334
		6,848
Semiconductors & Semiconductor Equipment – 2.8%
ACM Research, Inc., Class A*	25,525	430
Alpha & Omega Semiconductor Ltd.*	11,654	388
Ambarella, Inc.*	19,394	1,269
Amkor Technology, Inc.	54,038	916
Atomera, Inc.*	10,699	100
Axcelis Technologies, Inc.*	17,398	954
AXT, Inc.*	21,548	126
CEVA, Inc.*	12,144	408
CMC Materials, Inc.	15,196	2,652
Cohu, Inc.*	25,580	710
Credo Technology Group Holding Ltd.*	12,507	146
CyberOptics Corp.*	3,815	133
Diodes, Inc.*	23,704	1,531
FormFactor, Inc.*	41,547	1,609
Ichor Holdings Ltd.*	14,939	388
Impinj, Inc.*	11,190	656
indie Semiconductor, Inc., Class A*	53,122	303
Kulicke & Soffa Industries, Inc.	30,946	1,325
MACOM Technology Solutions Holdings, Inc.*	26,872	1,239
MaxLinear, Inc.*	38,242	1,299
Meta Materials, Inc.(3) *	—	—
NeoPhotonics Corp.*	27,990	440
Onto Innovation, Inc.*	26,396	1,841
PDF Solutions, Inc.*	16,087	346
Photronics, Inc.*	31,910	622
Power Integrations, Inc.	30,791	2,310
Rambus, Inc.*	58,358	1,254
Rigetti Computing, Inc.*	17,060	63
Rockley Photonics Holdings Ltd.*	54,257	118
Semtech Corp.*	33,702	1,853
Silicon Laboratories, Inc.*	19,327	2,710
SiTime Corp.*	8,528	1,390
SkyWater Technology, Inc.*	5,760	35
SMART Global Holdings, Inc.*	26,148	428
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Semiconductors & Semiconductor Equipment – 2.8%continued
SunPower Corp.*	43,684	$691
Synaptics, Inc.*	21,121	2,493
Transphorm, Inc.*	11,414	43
Ultra Clean Holdings, Inc.*	24,046	716
Veeco Instruments, Inc.*	26,578	516
		34,451
Software – 5.3%
8x8, Inc.*	58,518	301
A10 Networks, Inc.	35,090	505
ACI Worldwide, Inc.*	60,976	1,579
Agilysys, Inc.*	10,415	492
Alarm.com Holdings, Inc.*	25,605	1,584
Alkami Technology, Inc.*	19,092	265
Altair Engineering, Inc., Class A*	27,667	1,452
American Software, Inc., Class A	16,661	269
Amplitude, Inc., Class A*	29,766	425
Appfolio, Inc., Class A*	10,141	919
Appian Corp.*	21,313	1,009
Applied Blockchain, Inc.*	4,245	4
Arteris, Inc.*	9,005	63
Asana, Inc., Class A*	39,205	689
Avaya Holdings Corp.*	43,748	98
AvePoint, Inc.*	68,559	298
Benefitfocus, Inc.*	13,878	108
Blackbaud, Inc.*	24,728	1,436
Blackline, Inc.*	29,406	1,958
Blend Labs, Inc., Class A*	98,479	232
Box, Inc., Class A*	68,730	1,728
BTRS Holdings, Inc., Class 1*	53,390	266
C3.ai, Inc., Class A*	36,637	669
Cerence, Inc.*	20,921	528
ChannelAdvisor Corp.*	15,944	232
Cipher Mining, Inc.*	20,769	28
Cleanspark, Inc.*	21,467	84
Clear Secure, Inc., Class A*	33,122	662
CommVault Systems, Inc.*	23,704	1,491
Consensus Cloud Solutions, Inc.*	8,511	372
Couchbase, Inc.*	14,105	232
CS Disco, Inc.*	11,833	213
Cvent Holding Corp.*	44,751	207
Digimarc Corp.*	7,359	104
Digital Turbine, Inc.*	49,035	857
Domo, Inc., Class B*	16,173	450
Duck Creek Technologies, Inc.*	41,117	611

NORTHERN FUNDS QUARTERLY REPORT     155    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Software – 5.3%continued
E2open Parent Holdings, Inc.*	106,063	$825
Ebix, Inc.	14,030	237
eGain Corp.*	10,870	106
Enfusion, Inc., Class A*	13,555	138
EngageSmart, Inc.*	18,575	299
Envestnet, Inc.*	29,267	1,544
Everbridge, Inc.*	21,073	588
EverCommerce, Inc.*	12,857	116
ForgeRock, Inc., Class A*	14,843	318
Greenidge Generation Holdings, Inc.*	6,811	17
GTY Technology Holdings, Inc.*	21,715	136
Instructure Holdings, Inc.*	9,214	209
Intapp, Inc.*	7,501	110
InterDigital, Inc.	16,453	1,000
IronNet, Inc.*	34,498	76
Kaleyra, Inc.*	15,678	32
KnowBe4, Inc., Class A*	38,775	606
Latch, Inc.*	37,441	43
LivePerson, Inc.*	37,445	529
LiveRamp Holdings, Inc.*	35,711	922
LiveVox Holdings, Inc.*	11,822	20
Marathon Digital Holdings, Inc.*	53,752	287
Matterport, Inc.*	116,534	426
MeridianLink, Inc.*	12,093	202
MicroStrategy, Inc., Class A*	5,009	823
Mitek Systems, Inc.*	22,474	208
Model N, Inc.*	19,200	491
Momentive Global, Inc.*	70,507	620
N-able, Inc.*	36,299	327
NextNav, Inc.*	25,968	59
Olo, Inc., Class A*	47,870	472
ON24, Inc.*	22,145	210
OneSpan, Inc.*	21,318	254
PagerDuty, Inc.*	45,372	1,124
Ping Identity Holding Corp.*	41,145	746
Progress Software Corp.	23,276	1,054
PROS Holdings, Inc.*	21,835	573
Q2 Holdings, Inc.*	29,726	1,146
Qualys, Inc.*	20,784	2,622
Rapid7, Inc.*	30,923	2,066
Rimini Street, Inc.*	25,902	156
Riot Blockchain, Inc.*	62,333	261
Sailpoint Technologies Holdings, Inc.*	49,580	3,108
Sapiens International Corp. N.V.	16,360	396
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Software – 5.3%continued
SecureWorks Corp., Class A*	5,222	$57
ShotSpotter, Inc.*	4,752	128
Sprout Social, Inc., Class A*	24,464	1,421
SPS Commerce, Inc.*	19,308	2,183
Sumo Logic, Inc.*	45,490	341
Telos Corp.*	28,677	232
Tenable Holdings, Inc.*	58,522	2,657
Terawulf, Inc.*	11,348	14
Upland Software, Inc.*	15,511	225
UserTesting, Inc.*	25,180	126
Varonis Systems, Inc.*	58,000	1,701
Verint Systems, Inc.*	33,874	1,435
Veritone, Inc.*	16,644	109
Viant Technology, Inc., Class A*	7,454	38
Vonage Holdings Corp.*	136,814	2,578
Weave Communications, Inc.*	2,452	7
WM Technology, Inc.*	38,201	126
Workiva, Inc.*	25,382	1,675
Xperi Holding Corp.	55,478	801
Yext, Inc.*	63,974	306
Zeta Global Holdings Corp., Class A*	16,566	75
Zuora, Inc., Class A*	60,094	538
		64,695
Specialty Retail – 2.2%
Aaron's (The) Co., Inc.	16,128	235
Abercrombie & Fitch Co., Class A*	26,421	447
Academy Sports & Outdoors, Inc.	44,659	1,587
American Eagle Outfitters, Inc.	82,083	918
America's Car-Mart, Inc.*	3,169	319
Arko Corp.	45,073	368
Asbury Automotive Group, Inc.*	11,793	1,997
Bed Bath & Beyond, Inc.*	42,431	211
Big 5 Sporting Goods Corp.	11,494	129
Boot Barn Holdings, Inc.*	15,715	1,083
Buckle (The), Inc.	16,079	445
Build-A-Bear Workshop, Inc.	7,550	124
Caleres, Inc.	19,399	509
Camping World Holdings, Inc., Class A	20,489	442
Cato (The) Corp., Class A	9,787	114
Chico's FAS, Inc.*	65,470	325
Children's Place (The), Inc.*	6,999	272
Citi Trends, Inc.*	4,518	107
Conn's, Inc.*	6,945	56
Container Store Group (The), Inc.*	17,563	109

EQUITY FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Specialty Retail – 2.2%continued
Designer Brands, Inc., Class A	30,779	$402
Destination XL Group, Inc.*	31,811	108
EVgo, Inc.*	36,174	217
Express, Inc.*	34,197	67
Foot Locker, Inc.	44,235	1,117
Genesco, Inc.*	6,978	348
Group 1 Automotive, Inc.	8,559	1,453
GrowGeneration Corp.*	30,590	110
Guess?, Inc.	18,125	309
Haverty Furniture Cos., Inc.	8,039	186
Hibbett, Inc.	6,840	299
JOANN, Inc.	5,792	45
LL Flooring Holdings, Inc.*	15,324	144
MarineMax, Inc.*	11,264	407
Monro, Inc.	17,725	760
Murphy U.S.A., Inc.	11,929	2,778
National Vision Holdings, Inc.*	43,208	1,188
ODP (The) Corp.*	22,886	692
OneWater Marine, Inc., Class A*	5,837	193
Party City Holdco, Inc.*	57,587	76
Rent-A-Center, Inc.	28,262	550
Sally Beauty Holdings, Inc.*	57,022	680
Shoe Carnival, Inc.	9,389	203
Signet Jewelers Ltd.	24,839	1,328
Sleep Number Corp.*	11,493	356
Sonic Automotive, Inc., Class A	10,728	393
Sportsman's Warehouse Holdings, Inc.*	23,144	222
Tile Shop Holdings, Inc.	19,363	59
Tilly's, Inc., Class A	12,518	88
Torrid Holdings, Inc.*	7,918	34
TravelCenters of America, Inc.*	6,756	233
Urban Outfitters, Inc.*	35,103	655
Volta, Inc.*	65,028	84
Warby Parker, Inc., Class A*	44,429	500
Winmark Corp.	1,517	297
Zumiez, Inc.*	8,330	217
		26,595
Technology Hardware, Storage & Peripherals – 0.3%
3D Systems Corp.*	67,295	653
Avid Technology, Inc.*	19,063	495
CompoSecure, Inc.*	4,133	21
Corsair Gaming, Inc.*	20,393	268
Diebold Nixdorf, Inc.*	39,740	90
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Technology Hardware, Storage & Peripherals – 0.3%continued
Eastman Kodak Co.*	30,432	$141
IonQ, Inc.*	63,251	277
Super Micro Computer, Inc.*	24,173	975
Turtle Beach Corp.*	8,386	103
Xerox Holdings Corp.	60,877	904
		3,927
Textiles, Apparel & Luxury Goods – 0.6%
Allbirds, Inc., Class A*	50,242	197
Crocs, Inc.*	32,305	1,572
Ermenegildo Zegna Holditalia S.p.A.*	25,163	266
Fossil Group, Inc.*	24,824	128
G-III Apparel Group Ltd.*	23,242	470
Kontoor Brands, Inc.	30,024	1,002
Movado Group, Inc.	8,335	258
Oxford Industries, Inc.	8,264	733
PLBY Group, Inc.*	16,647	107
Rocky Brands, Inc.	3,639	124
Steven Madden Ltd.	42,030	1,354
Superior Group of Cos., Inc.	6,230	111
Unifi, Inc.*	7,320	103
Wolverine World Wide, Inc.	42,613	859
		7,284
Thrifts & Mortgage Finance – 1.4%
Axos Financial, Inc.*	30,514	1,094
Blue Foundry Bancorp*	13,960	167
Bridgewater Bancshares, Inc.*	10,986	177
Capitol Federal Financial, Inc.	69,240	636
Columbia Financial, Inc.*	18,419	402
Enact Holdings, Inc.	16,000	344
Essent Group Ltd.	56,104	2,182
Federal Agricultural Mortgage Corp., Class C	4,849	473
Finance of America Cos., Inc., Class A*	20,687	32
Flagstar Bancorp, Inc.	27,839	987
Greene County Bancorp, Inc.	1,802	82
Hingham Institution For Savings (The)	777	220
Home Bancorp, Inc.	3,891	133
Home Point Capital, Inc.	3,894	15
Kearny Financial Corp.	33,006	367
Luther Burbank Corp.	7,908	103
Merchants Bancorp	8,375	190
Mr Cooper Group, Inc.*	38,653	1,420
NMI Holdings, Inc., Class A*	45,008	749
Northfield Bancorp, Inc.	23,290	303

NORTHERN FUNDS QUARTERLY REPORT     157    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Thrifts & Mortgage Finance – 1.4%continued
PCSB Financial Corp.	6,580	$126
PennyMac Financial Services, Inc.	15,759	689
Pioneer Bancorp, Inc.*	6,018	59
Provident Bancorp, Inc.	7,680	121
Provident Financial Services, Inc.	39,775	885
Radian Group, Inc.	92,259	1,813
Southern Missouri Bancorp, Inc.	4,211	191
Sterling Bancorp, Inc.*	9,115	52
TrustCo Bank Corp. NY	9,989	308
Velocity Financial, Inc.*	4,691	52
Walker & Dunlop, Inc.	16,341	1,574
Waterstone Financial, Inc.	10,716	183
WSFS Financial Corp.	34,291	1,375
		17,504
Tobacco – 0.2%
22nd Century Group, Inc.*	86,174	183
Turning Point Brands, Inc.	8,045	218
Universal Corp.	12,870	779
Vector Group Ltd.	76,544	804
		1,984
Trading Companies & Distributors – 1.4%
Alta Equipment Group, Inc.*	11,170	100
Applied Industrial Technologies, Inc.	20,378	1,960
Beacon Roofing Supply, Inc.*	28,921	1,485
BlueLinx Holdings, Inc.*	5,025	336
Boise Cascade Co.	21,031	1,251
Custom Truck One Source, Inc.*	31,857	178
Distribution Solutions Group, Inc.*	2,621	135
DXP Enterprises, Inc.*	8,106	248
GATX Corp.	18,903	1,780
Global Industrial Co.	6,875	232
GMS, Inc.*	23,028	1,025
H&E Equipment Services, Inc.	16,982	492
Herc Holdings, Inc.	13,687	1,234
Hudson Technologies, Inc.*	22,961	172
Karat Packaging, Inc.*	3,021	51
McGrath RentCorp	12,896	980
MRC Global, Inc.*	43,958	438
NOW, Inc.*	58,720	574
Rush Enterprises, Inc., Class A	22,605	1,090
Rush Enterprises, Inc., Class B	3,632	180
Textainer Group Holdings Ltd.	24,719	678
Titan Machinery, Inc.*	10,880	244
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Trading Companies & Distributors – 1.4%continued
Transcat, Inc.*	3,791	$215
Triton International Ltd.	33,876	1,784
Veritiv Corp.*	7,757	842
		17,704
Water Utilities – 0.5%
American States Water Co.	19,653	1,602
Artesian Resources Corp., Class A	4,374	215
California Water Service Group	28,582	1,588
Global Water Resources, Inc.	6,995	92
Middlesex Water Co.	9,244	810
Pure Cycle Corp.*	10,202	108
SJW Group	14,384	898
York Water (The) Co.	7,553	305
		5,618
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	26,630	431
KORE Group Holdings, Inc.*	18,670	57
Shenandoah Telecommunications Co.	25,784	573
Telephone and Data Systems, Inc.	53,686	848
United States Cellular Corp.*	7,947	230
		2,139
Total Common Stocks
(Cost $1,001,531)		1,211,429

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(2) *	7,412	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	5,175	39
		39
Pharmaceuticals – 0.0%
Zogenix, Inc. (Contingent Value Rights)(2) (4) *	30,957	31
Total Rights
(Cost $71)		70

EQUITY FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(2) *	1,200	$—
Escrow Petrocorp, Inc.(2) *	420	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(5) (6)	8,545,037	8,545
Total Investment Companies
(Cost $8,545)		8,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.82%, 11/25/22(7) (8)	$4,260	$4,225
	Total Short-Term Investments
	(Cost $4,228)	4,225

	Total Investments – 100.0%
	(Cost $1,014,375)	1,224,269
	Other Assets less Liabilities – 0.0%	278
	NET ASSETS – 100.0%	$1,224,547

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately$70,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40
Zogenix, Inc. (Contingent Value Rights)	3/8/22	31

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	149	$12,725	Long	9/22	$(380)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.9%
Rights	0.0%
Other	0.0%
Investment Companies	0.7%
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     159    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	June 30, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,211,429	$—	$—	$1,211,429
Rights(1)	—	—	70	70
Investment Companies	8,545	—	—	8,545
Short-Term Investments	—	4,225	—	4,225
Total Investments	$1,219,974	$4,225	$70	$1,224,269
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(380)	$—	$—	$(380)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,745	$31,309	$32,509	$8	$8,545	8,545,037
EQUITY FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.7%
Aerospace & Defense – 0.8%
AAR Corp.*	58,309	$2,440
Moog, Inc., Class A	143,034	11,355
		13,795
Auto Components – 0.5%
Dana, Inc.	152,967	2,152
Modine Manufacturing Co.*	46,891	494
Standard Motor Products, Inc.	137,369	6,180
Visteon Corp.*	3,859	400
		9,226
Banks – 17.4%
1st Source Corp.	16,428	746
Amalgamated Financial Corp.	48,232	954
Arrow Financial Corp.	14,685	467
Atlantic Union Bankshares Corp.	140,842	4,777
BancFirst Corp.	103,981	9,952
Bancorp (The), Inc.*	94,584	1,846
Bank of NT Butterfield & Son (The) Ltd.	50,156	1,564
Banner Corp.	60,269	3,388
Berkshire Hills Bancorp, Inc.	72,928	1,806
Brookline Bancorp, Inc.	176,969	2,355
Cadence Bank	317,599	7,457
Cathay General Bancorp	195,462	7,652
Central Pacific Financial Corp.	75,522	1,620
Citizens Financial Group, Inc.	171,749	6,130
City Holding Co.	110,634	8,837
Civista Bancshares, Inc.	24,348	518
CNB Financial Corp.	31,255	756
Columbia Banking System, Inc.	128,267	3,675
Community Trust Bancorp, Inc.	142,701	5,771
ConnectOne Bancorp, Inc.	59,611	1,457
Customers Bancorp, Inc.*	46,610	1,580
CVB Financial Corp.	218,860	5,430
Dime Community Bancshares, Inc.	29,655	879
Eagle Bancorp, Inc.	81,652	3,871
Enterprise Financial Services Corp.	90,449	3,754
Financial Institutions, Inc.	64,942	1,690
First Bancorp	79,772	2,784
First BanCorp (New York Exchange)	811,443	10,476
First Bancshares (The), Inc.	32,158	920
First Busey Corp.	22,063	504
First Business Financial Services, Inc.	29,777	929
First Commonwealth Financial Corp.	279,900	3,756
First Community Bankshares, Inc.	26,870	790
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Banks – 17.4%continued
First Financial Bancorp	206,937	$4,015
First Financial Corp.	104,720	4,660
First Merchants Corp.	94,409	3,363
First Mid Bancshares, Inc.	25,099	895
Fulton Financial Corp.	217,449	3,142
German American Bancorp, Inc.	57,116	1,952
Glacier Bancorp, Inc.	59,063	2,801
Great Southern Bancorp, Inc.	38,329	2,245
Hancock Whitney Corp.	226,393	10,036
Heritage Financial Corp.	72,257	1,818
Hilltop Holdings, Inc.	135,566	3,614
Home BancShares, Inc.	398,731	8,282
HomeStreet, Inc.	69,648	2,415
Horizon Bancorp, Inc.	65,780	1,146
Independent Bank Corp.	158,557	12,594
Independent Bank Corp. (NASDAQ Exchange)	33,233	641
International Bancshares Corp.	142,722	5,720
Lakeland Bancorp, Inc.	286,844	4,194
Lakeland Financial Corp.	139,801	9,286
Mercantile Bank Corp.	24,353	778
Meta Financial Group, Inc.	40,121	1,551
Metropolitan Bank Holding Corp.*	12,466	865
NBT Bancorp, Inc.	222,631	8,369
Northwest Bancshares, Inc.	449,866	5,758
OFG Bancorp	123,579	3,139
Old Second Bancorp, Inc.	45,061	603
Pacific Premier Bancorp, Inc.	137,911	4,033
Park National Corp.	35,542	4,309
Peapack-Gladstone Financial Corp.	33,997	1,010
Pinnacle Financial Partners, Inc.	47,215	3,414
Preferred Bank	35,601	2,422
Premier Financial Corp.	31,579	801
QCR Holdings, Inc.	23,704	1,280
Renasant Corp.	96,421	2,778
Republic Bancorp, Inc., Class A	28,097	1,356
Sandy Spring Bancorp, Inc.	98,738	3,858
Sierra Bancorp	119,722	2,602
SmartFinancial, Inc.	23,099	558
Southside Bancshares, Inc.	76,600	2,866
SouthState Corp.	109,163	8,422
Summit Financial Group, Inc.	19,693	547
SVB Financial Group(1) *	1	—
Texas Capital Bancshares, Inc.*	51,902	2,732

NORTHERN FUNDS QUARTERLY REPORT     161    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Banks – 17.4%continued
TriCo Bancshares	128,470	$5,863
Trustmark Corp.	166,407	4,857
UMB Financial Corp.	191,923	16,525
Umpqua Holdings Corp.	399,078	6,693
United Community Banks, Inc.	304,835	9,203
Univest Financial Corp.	67,529	1,718
Valley National Bancorp	682,092	7,101
Veritex Holdings, Inc.	78,002	2,282
Washington Federal, Inc.	197,444	5,927
WesBanco, Inc.	166,114	5,267
		321,397
Biotechnology – 2.7%
AnaptysBio, Inc.*	117,741	2,390
Anika Therapeutics, Inc.*	4,037	90
Arcus Biosciences, Inc.*	154,528	3,916
Catalyst Pharmaceuticals, Inc.*	291,786	2,045
ChemoCentryx, Inc.*	74,050	1,835
Cytokinetics, Inc.*	75,602	2,970
Eagle Pharmaceuticals, Inc.*	43,494	1,932
Emergent BioSolutions, Inc.*	74,050	2,299
Iovance Biotherapeutics, Inc.*	238,700	2,635
Jounce Therapeutics, Inc.*	52,359	159
Kezar Life Sciences, Inc.*	468,437	3,874
Ligand Pharmaceuticals, Inc.*	20,339	1,815
Myriad Genetics, Inc.*	352,722	6,409
PDL BioPharma, Inc.(2) *	1,029,654	1,576
Relay Therapeutics, Inc.*	111,300	1,864
REVOLUTION Medicines, Inc.*	74,050	1,443
Sage Therapeutics, Inc.*	82,500	2,665
Travere Therapeutics, Inc.*	84,219	2,041
Veracyte, Inc.*	113,400	2,257
Vir Biotechnology, Inc.*	114,800	2,924
Xencor, Inc.*	90,900	2,488
		49,627
Building Products – 0.7%
Apogee Enterprises, Inc.	39,904	1,565
Gibraltar Industries, Inc.*	11,412	442
Resideo Technologies, Inc.*	219,217	4,257
UFP Industries, Inc.	81,184	5,532
Zurn Water Solutions Corp.	36,998	1,008
		12,804
Capital Markets – 0.3%
Donnelley Financial Solutions, Inc.*	51,547	1,510
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Capital Markets – 0.3%continued
Raymond James Financial, Inc.	11,211	$1,002
StoneX Group, Inc.*	28,131	2,196
		4,708
Chemicals – 3.3%
American Vanguard Corp.	159,072	3,555
Avient Corp.	183,040	7,336
H.B. Fuller Co.	248,836	14,983
Hawkins, Inc.	31,947	1,151
Innospec, Inc.	110,495	10,584
Minerals Technologies, Inc.	238,121	14,607
Sensient Technologies Corp.	99,948	8,052
Stepan Co.	4,314	437
		60,705
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	125,359	5,443
ACCO Brands Corp.	483,758	3,159
CECO Environmental Corp.*	35,612	213
Ennis, Inc.	238,846	4,832
KAR Auction Services, Inc.*	193,239	2,854
Matthews International Corp., Class A	27,836	798
NL Industries, Inc.	43,744	432
UniFirst Corp.	52,338	9,011
		26,742
Communications Equipment – 0.5%
ADTRAN, Inc.	56,051	982
Comtech Telecommunications Corp.	37,026	336
Digi International, Inc.*	133,123	3,224
NETGEAR, Inc.*	34,130	632
NetScout Systems, Inc.*	122,738	4,155
		9,329
Construction & Engineering – 1.0%
Arcosa, Inc.	115,532	5,364
Dycom Industries, Inc.*	10,865	1,011
EMCOR Group, Inc.	91,010	9,370
Primoris Services Corp.	90,859	1,977
Sterling Infrastructure, Inc.*	42,045	922
		18,644
Construction Materials – 0.4%
Summit Materials, Inc., Class A*	335,504	7,814
Consumer Finance – 1.5%
Encore Capital Group, Inc.*	135,673	7,838
Enova International, Inc.*	112,725	3,249

EQUITY FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Consumer Finance – 1.5%continued
Navient Corp.	290,541	$4,065
Nelnet, Inc., Class A	82,681	7,048
PROG Holdings, Inc.*	153,793	2,538
Regional Management Corp.	16,971	634
World Acceptance Corp.*	21,669	2,432
		27,804
Containers & Packaging – 0.3%
Myers Industries, Inc.	264,956	6,022
Diversified Consumer Services – 0.1%
Laureate Education, Inc.	188,389	2,180
Diversified Financial Services – 0.0%
Alerus Financial Corp.	25,969	618
Diversified Telecommunication Services – 0.5%
Iridium Communications, Inc.*	241,854	9,084
Electric Utilities – 1.7%
MGE Energy, Inc.	64,763	5,041
Otter Tail Corp.	188,025	12,622
PNM Resources, Inc.	198,691	9,493
Portland General Electric Co.	78,780	3,807
		30,963
Electrical Equipment – 1.0%
AZZ, Inc.	48,539	1,981
Encore Wire Corp.	83,687	8,697
EnerSys	111,742	6,588
Preformed Line Products Co.	12,028	740
Thermon Group Holdings, Inc.*	73,353	1,031
		19,037
Electronic Equipment, Instruments & Components – 3.5%
Arlo Technologies, Inc.*	62,547	392
Belden, Inc.	20,768	1,106
Benchmark Electronics, Inc.	376,525	8,494
CTS Corp.	37,882	1,290
ePlus, Inc.*	26,420	1,404
Insight Enterprises, Inc.*	149,160	12,870
Kimball Electronics, Inc.*	37,931	762
Knowles Corp.*	398,852	6,912
Methode Electronics, Inc.	55,741	2,065
PC Connection, Inc.	229,481	10,109
Plexus Corp.*	18,793	1,475
Sanmina Corp.*	172,655	7,032
ScanSource, Inc.*	37,970	1,182
TTM Technologies, Inc.*	168,598	2,108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Electronic Equipment, Instruments & Components – 3.5%continued
Vishay Intertechnology, Inc.	365,455	$6,512
Vishay Precision Group, Inc.*	19,043	555
		64,268
Energy Equipment & Services – 1.0%
Archrock, Inc.	228,290	1,888
ChampionX Corp.	371,266	7,370
Nabors Industries Ltd.*	84	11
National Energy Services Reunited Corp.*	131,488	892
Newpark Resources, Inc.*	392,980	1,214
ProPetro Holding Corp.*	272,404	2,724
Transocean Ltd.*	1,164,538	3,878
		17,977
Equity Real Estate Investment Trusts – 10.3%
Agree Realty Corp.	145,400	10,488
Alexander & Baldwin, Inc.	111,679	2,005
American Assets Trust, Inc.	180,289	5,355
Apple Hospitality REIT, Inc.	457,635	6,713
Armada Hoffler Properties, Inc.	116,916	1,501
Brandywine Realty Trust	283,459	2,733
Broadstone Net Lease, Inc.	265,652	5,448
BRT Apartments Corp.	17,546	377
CareTrust REIT, Inc.	212,373	3,916
Centerspace	17,470	1,425
City Office REIT, Inc.	69,633	902
Corporate Office Properties Trust	204,223	5,349
Cousins Properties, Inc.	252,003	7,366
DiamondRock Hospitality Co.*	392,766	3,225
Easterly Government Properties, Inc.	37,518	714
Essential Properties Realty Trust, Inc.	186,691	4,012
Farmland Partners, Inc.	45,338	626
Four Corners Property Trust, Inc.	136,335	3,625
Getty Realty Corp.	86,864	2,302
Global Net Lease, Inc.	63,790	903
Healthcare Realty Trust, Inc.	202,264	5,502
Independence Realty Trust, Inc.	251,347	5,210
Industrial Logistics Properties Trust	98,132	1,382
Innovative Industrial Properties, Inc.	19,925	2,189
InvenTrust Properties Corp.	143,731	3,707
Kite Realty Group Trust	312,694	5,406
LTC Properties, Inc.	111,831	4,293
LXP Industrial Trust	604,672	6,494
National Health Investors, Inc.	114,555	6,943
One Liberty Properties, Inc.	144,723	3,760

NORTHERN FUNDS QUARTERLY REPORT     163    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Equity Real Estate Investment Trusts – 10.3%continued
Pebblebrook Hotel Trust	290,800	$4,819
Physicians Realty Trust	197,932	3,454
Piedmont Office Realty Trust, Inc., Class A	280,196	3,676
PotlatchDeltic Corp.	246,394	10,888
Retail Opportunity Investments Corp.	202,703	3,199
RLJ Lodging Trust	14,520	160
RPT Realty	650,905	6,398
Safehold, Inc.	9,593	339
Saul Centers, Inc.	1,900	89
SITE Centers Corp.	313,665	4,225
STAG Industrial, Inc.	494,205	15,261
Sunstone Hotel Investors, Inc.*	503,800	4,998
Terreno Realty Corp.	125,605	7,000
Urban Edge Properties	203,850	3,101
Washington Real Estate Investment Trust	208,742	4,448
Xenia Hotels & Resorts, Inc.*	288,602	4,193
		190,119
Food & Staples Retailing – 1.5%
Andersons (The), Inc.	296,255	9,774
Ingles Markets, Inc., Class A	52,470	4,552
Performance Food Group Co.*	31,840	1,464
PriceSmart, Inc.	19,864	1,423
SpartanNash Co.	70,972	2,141
United Natural Foods, Inc.*	96,218	3,791
Weis Markets, Inc.	66,531	4,959
		28,104
Food Products – 0.7%
Alico, Inc.	11,363	405
B&G Foods, Inc.	96,247	2,289
Fresh Del Monte Produce, Inc.	76,301	2,253
Hostess Brands, Inc.*	231,403	4,908
Seneca Foods Corp., Class A*	11,414	634
Simply Good Foods (The) Co.*	74,216	2,803
		13,292
Gas Utilities – 1.6%
Chesapeake Utilities Corp.	30,573	3,960
New Jersey Resources Corp.	4,672	208
Northwest Natural Holding Co.	54,479	2,893
South Jersey Industries, Inc.	190,832	6,515
Southwest Gas Holdings, Inc.	102,572	8,932
Spire, Inc.	90,089	6,700
		29,208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Health Care Equipment & Supplies – 1.5%
AngioDynamics, Inc.*	298,936	$5,784
Avanos Medical, Inc.*	146,526	4,006
Integer Holdings Corp.*	52,132	3,684
Lantheus Holdings, Inc.*	97,893	6,464
Meridian Bioscience, Inc.*	63,267	1,925
Mesa Laboratories, Inc.	8,987	1,833
Natus Medical, Inc.*	70,898	2,323
Varex Imaging Corp.*	57,666	1,233
		27,252
Health Care Providers & Services – 2.3%
1Life Healthcare, Inc.*	285,400	2,238
AdaptHealth Corp.*	59,240	1,069
Covetrus, Inc.*	158,171	3,282
Fulgent Genetics, Inc.*	34,100	1,859
MEDNAX, Inc.*	136,000	2,857
National HealthCare Corp.	65,722	4,594
OPKO Health, Inc.*	1,024,898	2,593
Option Care Health, Inc.*	199,384	5,541
Owens & Minor, Inc.	94,396	2,969
Patterson Cos., Inc.	237,436	7,194
Tenet Healthcare Corp.*	169,798	8,925
		43,121
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	398,989	5,917
Computer Programs and Systems, Inc.*	21,793	697
Evolent Health, Inc., Class A*	108,615	3,335
Multiplan Corp.*	598,200	3,284
NextGen Healthcare, Inc.*	156,933	2,737
		15,970
Hotels, Restaurants & Leisure – 0.8%
Boyd Gaming Corp.	37,845	1,883
Century Casinos, Inc.*	155,734	1,121
International Game Technology PLC	199,802	3,708
Monarch Casino & Resort, Inc.*	57,643	3,382
Papa John's International, Inc.	37,401	3,124
RCI Hospitality Holdings, Inc.	13,713	663
Red Rock Resorts, Inc., Class A	33,434	1,116
		14,997
Household Durables – 2.1%
Beazer Homes U.S.A., Inc.*	179,803	2,170
Century Communities, Inc.	80,333	3,613
Ethan Allen Interiors, Inc.	173,920	3,515
Hooker Furnishings Corp.	104,160	1,620

EQUITY FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Household Durables – 2.1%continued
KB Home	162,710	$4,631
M/I Homes, Inc.*	42,292	1,677
Meritage Homes Corp.*	76,887	5,574
Taylor Morrison Home Corp.*	296,045	6,916
Tri Pointe Homes, Inc.*	551,424	9,302
		39,018
Household Products – 0.1%
Central Garden & Pet Co., Class A*	22,905	916
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	18,038	1,413
Insurance – 4.0%
American Equity Investment Life Holding Co.	438,774	16,046
AMERISAFE, Inc.	99,714	5,186
Argo Group International Holdings Ltd.	48,796	1,799
CNO Financial Group, Inc.	631,310	11,420
Donegal Group, Inc., Class A	35,603	607
Employers Holdings, Inc.	278,465	11,665
Enstar Group Ltd.*	32,475	6,949
Hanover Insurance Group (The), Inc.	15,123	2,212
Kemper Corp.	63,372	3,035
Safety Insurance Group, Inc.	26,192	2,543
Selective Insurance Group, Inc.	91,383	7,945
Stewart Information Services Corp.	35,626	1,772
United Fire Group, Inc.	56,901	1,948
		73,127
Interactive Media & Services – 0.0%
DHI Group, Inc.*	80,605	401
Internet & Direct Marketing Retail – 0.0%
Lands' End, Inc.*	49,158	522
Leisure Products – 0.6%
Acushnet Holdings Corp.	95,099	3,964
Callaway Golf Co.*	194,196	3,962
Vista Outdoor, Inc.*	86,902	2,424
		10,350
Life Sciences Tools & Services – 0.1%
Harvard Bioscience, Inc.*	450,511	1,622
Machinery – 1.9%
Alamo Group, Inc.	28,372	3,303
Altra Industrial Motion Corp.	50,241	1,771
Barnes Group, Inc.	120,008	3,737
Chart Industries, Inc.*	25,496	4,268
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Machinery – 1.9%continued
Columbus McKinnon Corp.	65,847	$1,868
EnPro Industries, Inc.	7,762	636
Hillenbrand, Inc.	6,467	265
Kadant, Inc.	34,397	6,272
Standex International Corp.	83,756	7,101
Terex Corp.	139,579	3,820
Watts Water Technologies, Inc., Class A	19,712	2,422
		35,463
Marine – 0.3%
Costamare, Inc.	106,520	1,289
Matson, Inc.	55,676	4,058
		5,347
Media – 2.1%
EW Scripps (The) Co., Class A*	674,245	8,408
Gray Television, Inc.	138,755	2,344
Scholastic Corp.	127,829	4,598
Sinclair Broadcast Group, Inc., Class A	110,312	2,250
TEGNA, Inc.	1,043,465	21,881
		39,481
Metals & Mining – 1.8%
Arconic Corp.*	228,613	6,413
Commercial Metals Co.	427,903	14,164
Materion Corp.	65,604	4,837
Ramaco Resources, Inc.	64,841	853
Ryerson Holding Corp.	57,283	1,219
Schnitzer Steel Industries, Inc., Class A	72,758	2,389
Warrior Met Coal, Inc.	78,162	2,392
		32,267
Mortgage Real Estate Investment Trusts – 1.3%
Arbor Realty Trust, Inc.	217,565	2,852
Blackstone Mortgage Trust, Inc., Class A	274,589	7,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	168,147	6,366
KKR Real Estate Finance Trust, Inc.	176,100	3,073
Ready Capital Corp.	385,200	4,592
		24,481
Multiline Retail – 0.5%
Big Lots, Inc.	58,633	1,230
Dillard's, Inc., Class A	8,709	1,921
Macy's, Inc.	332,009	6,082
		9,233

NORTHERN FUNDS QUARTERLY REPORT     165    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Multi-Utilities – 1.2%
Avista Corp.	105,408	$4,586
Black Hills Corp.	149,065	10,848
NorthWestern Corp.	89,790	5,291
Unitil Corp.	32,928	1,934
		22,659
Oil, Gas & Consumable Fuels – 4.3%
Berry Corp.	283,448	2,160
California Resources Corp.	148,714	5,725
Civitas Resources, Inc.	163,569	8,553
Clean Energy Fuels Corp.*	301,952	1,353
CNX Resources Corp.*	297,397	4,895
Comstock Resources, Inc.*	348,360	4,208
Delek U.S. Holdings, Inc.*	129,257	3,340
DHT Holdings, Inc.	740,935	4,542
Earthstone Energy, Inc., Class A*	45,319	619
Frontline Ltd.*	692,015	6,131
Green Plains, Inc.*	201,634	5,478
International Seaways, Inc.	62,513	1,325
Matador Resources Co.	108,917	5,074
Peabody Energy Corp.*	333,164	7,106
Ranger Oil Corp., Class A*	34,063	1,120
REX American Resources Corp.*	14,344	1,216
Scorpio Tankers, Inc.	81,993	2,830
SM Energy Co.	23	1
Southwestern Energy Co.*	826,174	5,164
Teekay Tankers Ltd., Class A*	95,835	1,690
Whiting Petroleum Corp.	86,592	5,891
		78,421
Paper & Forest Products – 0.1%
Neenah, Inc.	32,272	1,102
Personal Products – 0.0%
Nature's Sunshine Products, Inc.*	29,561	315
Pharmaceuticals – 1.0%
Cara Therapeutics, Inc.*	299,842	2,738
Intra-Cellular Therapies, Inc.*	62,008	3,539
Prestige Consumer Healthcare, Inc.*	145,938	8,581
Supernus Pharmaceuticals, Inc.*	147,342	4,261
		19,119
Professional Services – 2.2%
Barrett Business Services, Inc.	28,016	2,042
CBIZ, Inc.*	199,244	7,962
ICF International, Inc.	68,528	6,510
KBR, Inc.	183,509	8,880
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Professional Services – 2.2%continued
Kforce, Inc.	66,536	$4,081
Korn Ferry	82,174	4,768
ManTech International Corp., Class A	48,591	4,638
Resources Connection, Inc.	48,620	990
TrueBlue, Inc.*	14,769	264
		40,135
Real Estate Management & Development – 0.9%
Kennedy-Wilson Holdings, Inc.	283,100	5,362
Marcus & Millichap, Inc.	35,649	1,319
Newmark Group, Inc., Class A	416,900	4,031
RE/MAX Holdings, Inc., Class A	27,076	664
RMR Group (The), Inc., Class A	27,547	781
St. Joe (The) Co.	103,314	4,087
		16,244
Road & Rail – 0.7%
ArcBest Corp.	141,952	9,989
Werner Enterprises, Inc.	92,591	3,569
		13,558
Semiconductors & Semiconductor Equipment – 2.4%
Amkor Technology, Inc.	506,796	8,590
AXT, Inc.*	62,006	363
Canadian Solar, Inc.*	88,056	2,742
Cohu, Inc.*	100,878	2,799
Diodes, Inc.*	160,036	10,334
Onto Innovation, Inc.*	59,810	4,171
Photronics, Inc.*	438,131	8,535
Rambus, Inc.*	325,943	7,005
		44,539
Software – 0.1%
Ebix, Inc.	82,308	1,391
Specialty Retail – 2.7%
Aaron's (The) Co., Inc.	76,895	1,119
Boot Barn Holdings, Inc.*	71,451	4,924
Buckle (The), Inc.	73,973	2,048
Children's Place (The), Inc.*	23,603	918
Citi Trends, Inc.*	38,875	919
Dick's Sporting Goods, Inc.	29,425	2,218
Genesco, Inc.*	104,568	5,219
Group 1 Automotive, Inc.	43,227	7,340
Haverty Furniture Cos., Inc.	168,506	3,906
Lithia Motors, Inc.	20,248	5,564
ODP (The) Corp.*	183,235	5,541
Shoe Carnival, Inc.	157,840	3,411

EQUITY FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Specialty Retail – 2.7%continued
Sonic Automotive, Inc., Class A	117,358	$4,299
Zumiez, Inc.*	89,179	2,319
		49,745
Textiles, Apparel & Luxury Goods – 0.3%
Movado Group, Inc.	102,588	3,173
Oxford Industries, Inc.	25,601	2,272
Rocky Brands, Inc.	11,102	379
Superior Group of Cos., Inc.	23,249	413
		6,237
Thrifts & Mortgage Finance – 2.2%
Axos Financial, Inc.*	169,807	6,088
Essent Group Ltd.	34,908	1,358
Home Bancorp, Inc.	13,675	467
Luther Burbank Corp.	79,574	1,038
Mr Cooper Group, Inc.*	138,213	5,078
NMI Holdings, Inc., Class A*	23,322	388
PennyMac Financial Services, Inc.	119,070	5,205
Radian Group, Inc.	332,669	6,537
Southern Missouri Bancorp, Inc.	13,857	627
TrustCo Bank Corp. NY	52,852	1,630
Walker & Dunlop, Inc.	57,269	5,517
WSFS Financial Corp.	184,421	7,393
		41,326
Tobacco – 0.7%
Universal Corp.	209,662	12,685
Trading Companies & Distributors – 3.3%
Applied Industrial Technologies, Inc.	28,511	2,742
Beacon Roofing Supply, Inc.*	61,139	3,140
Boise Cascade Co.	139,700	8,311
DXP Enterprises, Inc.*	93,874	2,875
GATX Corp.	63,095	5,941
GMS, Inc.*	63,372	2,820
Herc Holdings, Inc.	45,186	4,074
McGrath RentCorp	93,464	7,103
Rush Enterprises, Inc., Class A	76,450	3,685
Textainer Group Holdings Ltd.	48,735	1,336
Triton International Ltd.	244,536	12,875
WESCO International, Inc.*	55,875	5,984
		60,886
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%continued
Water Utilities – 0.2%
Artesian Resources Corp., Class A	14,070	$692
SJW Group	48,120	3,003
		3,695
Wireless Telecommunication Services – 0.2%
Telephone and Data Systems, Inc.	95,290	1,505
United States Cellular Corp.*	83,677	2,423
		3,928
Total Common Stocks
(Cost $1,234,054)		1,764,433

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(2) *	2,100	—
Escrow Spirit MTA REIT(2) *	17,083	5
Total Other
(Cost $5)		5

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$219
Total Warrants
(Cost $—)		219

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(3) (4)	74,010,346	$74,010
Total Investment Companies
(Cost $74,010)		74,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.82%, 11/25/22(5) (6)	$7,289	$7,229
	Total Short-Term Investments
	(Cost $7,235)	7,229

	Total Investments – 100.1%
	(Cost $1,315,304)	1,845,896
	Liabilities less Other Assets – (0.1%)	(1,215)
	NET ASSETS – 100.0%	$1,844,681

NORTHERN FUNDS QUARTERLY REPORT     167    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued	June 30, 2022 (UNAUDITED)
(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2022 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	741	$63,281	Long	9/22	$(1,588)
E-Mini S&P 500	83	15,726	Long	9/22	(129)
Total					$(1,717)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	95.7%
Other	0.0%
Warrants	0.0%
Security Type(1)	% of Net Assets
Investment Companies	4.0%
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$48,051	$—	$1,576	$49,627
All Other Industries(1)	1,714,806	—	—	1,714,806
Total Common Stocks	1,762,857	—	1,576	1,764,433
Other	—	—	5	5
Warrants	219	—	—	219
Investment Companies	74,010	—	—	74,010
Short-Term Investments	—	7,229	—	7,229
Total Investments	$1,837,086	$7,229	$1,581	$1,845,896
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,717)	$—	$—	$(1,717)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$88,840	$130,785	$145,615	$59	$74,010	74,010,346
EQUITY FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
STOCK INDEX FUND	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.7%
Boeing (The) Co.*	178,405	$24,392
General Dynamics Corp.	74,244	16,426
Howmet Aerospace, Inc.	114,798	3,610
Huntington Ingalls Industries, Inc.	13,725	2,990
L3Harris Technologies, Inc.	61,555	14,878
Lockheed Martin Corp.	75,819	32,599
Northrop Grumman Corp.	46,581	22,292
Raytheon Technologies Corp.	472,200	45,383
Textron, Inc.	66,228	4,045
TransDigm Group, Inc.*	16,122	8,652
		175,267
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	41,521	4,209
Expeditors International of Washington, Inc.	54,017	5,265
FedEx Corp.	75,028	17,010
United Parcel Service, Inc., Class B	234,751	42,851
		69,335
Airlines – 0.2%
Alaska Air Group, Inc.*	45,039	1,804
American Airlines Group, Inc.*	221,850	2,813
Delta Air Lines, Inc.*	210,253	6,091
Southwest Airlines Co.*	183,139	6,615
United Airlines Holdings, Inc.*	98,558	3,491
		20,814
Auto Components – 0.1%
Aptiv PLC*	84,044	7,486
BorgWarner, Inc.	81,878	2,732
		10,218
Automobiles – 2.0%
Ford Motor Co.	1,239,436	13,795
General Motors Co.*	469,684	14,917
Tesla, Inc.*	267,197	179,936
		208,648
Banks – 3.7%
Bank of America Corp.	2,261,408	70,398
Citigroup, Inc.	621,919	28,602
Citizens Financial Group, Inc.	150,407	5,368
Comerica, Inc.	44,251	3,247
Fifth Third Bancorp	215,854	7,253
First Republic Bank	55,635	8,023
Huntington Bancshares, Inc.	441,340	5,309
JPMorgan Chase & Co.	935,361	105,331
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Banks – 3.7%continued
KeyCorp	286,718	$4,940
M&T Bank Corp.	58,293	9,291
PNC Financial Services Group (The), Inc.	132,605	20,921
Regions Financial Corp.	299,464	5,615
Signature Bank	18,892	3,386
SVB Financial Group*	19,203	7,585
Truist Financial Corp.	420,098	19,925
U.S. Bancorp	430,638	19,818
Wells Fargo & Co.	1,210,886	47,430
Zions Bancorp N.A.	51,966	2,645
		375,087
Beverages – 1.9%
Brown-Forman Corp., Class B	57,514	4,035
Coca-Cola (The) Co.	1,244,328	78,281
Constellation Brands, Inc., Class A	52,650	12,270
Keurig Dr. Pepper, Inc.	240,446	8,509
Molson Coors Beverage Co., Class B	56,041	3,055
Monster Beverage Corp.*	117,300	10,874
PepsiCo, Inc.	441,065	73,508
		190,532
Biotechnology – 2.2%
AbbVie, Inc.	563,520	86,309
Amgen, Inc.	170,771	41,549
Biogen, Inc.*	46,042	9,390
Gilead Sciences, Inc.	395,468	24,444
Incyte Corp.*	56,920	4,324
Moderna, Inc.*	108,485	15,497
Regeneron Pharmaceuticals, Inc.*	34,722	20,525
Vertex Pharmaceuticals, Inc.*	82,147	23,148
		225,186
Building Products – 0.4%
A.O. Smith Corp.	41,125	2,249
Allegion PLC	26,434	2,588
Carrier Global Corp.	275,318	9,818
Fortune Brands Home & Security, Inc.	40,764	2,441
Johnson Controls International PLC	221,560	10,608
Masco Corp.	72,055	3,646
Trane Technologies PLC	72,792	9,453
		40,803
Capital Markets – 2.9%
Ameriprise Financial, Inc.	35,021	8,324
Bank of New York Mellon (The) Corp.	232,961	9,717

NORTHERN FUNDS QUARTERLY REPORT     169    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Capital Markets – 2.9%continued
BlackRock, Inc.	44,957	$27,380
Cboe Global Markets, Inc.	35,626	4,032
Charles Schwab (The) Corp.	482,989	30,515
CME Group, Inc.	113,305	23,193
FactSet Research Systems, Inc.	12,624	4,855
Franklin Resources, Inc.	97,587	2,275
Goldman Sachs Group (The), Inc.	109,937	32,653
Intercontinental Exchange, Inc.	176,795	16,626
Invesco Ltd.	94,723	1,528
MarketAxess Holdings, Inc.	11,252	2,881
Moody's Corp.	50,451	13,721
Morgan Stanley	446,364	33,950
MSCI, Inc.	25,607	10,554
Nasdaq, Inc.	36,140	5,513
Northern Trust Corp.(1)	64,280	6,202
Raymond James Financial, Inc.	59,521	5,322
S&P Global, Inc.	109,767	36,998
State Street Corp.	113,587	7,003
T. Rowe Price Group, Inc.	70,803	8,044
		291,286
Chemicals – 1.8%
Air Products and Chemicals, Inc.	70,158	16,872
Albemarle Corp.	38,194	7,982
Celanese Corp.	32,937	3,874
CF Industries Holdings, Inc.	68,351	5,860
Corteva, Inc.	230,978	12,505
Dow, Inc.	232,536	12,001
DuPont de Nemours, Inc.	161,298	8,965
Eastman Chemical Co.	39,169	3,516
Ecolab, Inc.	77,690	11,946
FMC Corp.	41,952	4,489
International Flavors & Fragrances, Inc.	79,309	9,447
Linde PLC (New York Exchange)	160,752	46,221
LyondellBasell Industries N.V., Class A	80,208	7,015
Mosaic (The) Co.	117,992	5,573
PPG Industries, Inc.	74,982	8,573
Sherwin-Williams (The) Co.	75,595	16,926
		181,765
Commercial Services & Supplies – 0.5%
Cintas Corp.	27,541	10,287
Copart, Inc.*	69,893	7,595
Republic Services, Inc.	67,959	8,894
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Commercial Services & Supplies – 0.5%continued
Rollins, Inc.	68,924	$2,407
Waste Management, Inc.	122,893	18,800
		47,983
Communications Equipment – 0.8%
Arista Networks, Inc.*	70,777	6,635
Cisco Systems, Inc.	1,325,917	56,537
F5, Inc.*	18,788	2,875
Juniper Networks, Inc.	100,624	2,868
Motorola Solutions, Inc.	53,205	11,152
		80,067
Construction & Engineering – 0.1%
Quanta Services, Inc.	47,345	5,934
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	19,393	5,803
Vulcan Materials Co.	40,927	5,816
		11,619
Consumer Finance – 0.5%
American Express Co.	195,161	27,053
Capital One Financial Corp.	126,892	13,221
Discover Financial Services	91,510	8,655
Synchrony Financial	152,836	4,221
		53,150
Containers & Packaging – 0.3%
Amcor PLC	494,763	6,150
Avery Dennison Corp.	25,841	4,183
Ball Corp.	98,646	6,784
International Paper Co.	122,089	5,107
Packaging Corp. of America	31,183	4,287
Sealed Air Corp.	45,967	2,653
Westrock Co.	85,740	3,416
		32,580
Distributors – 0.1%
Genuine Parts Co.	46,570	6,194
LKQ Corp.	86,929	4,267
Pool Corp.	13,320	4,679
		15,140
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc., Class B*	576,156	157,302
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	2,287,449	47,945

EQUITY FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Diversified Telecommunication Services – 1.2%continued
Lumen Technologies, Inc.	276,367	$3,015
Verizon Communications, Inc.	1,331,609	67,579
		118,539
Electric Utilities – 1.9%
Alliant Energy Corp.	76,129	4,462
American Electric Power Co., Inc.	165,580	15,886
Constellation Energy Corp.	104,002	5,955
Duke Energy Corp.	242,847	26,036
Edison International	117,921	7,457
Entergy Corp.	63,341	7,135
Evergy, Inc.	69,674	4,546
Eversource Energy	107,171	9,053
Exelon Corp.	316,574	14,347
FirstEnergy Corp.	176,135	6,762
NextEra Energy, Inc.	626,654	48,541
NRG Energy, Inc.	71,738	2,738
Pinnacle West Capital Corp.	34,738	2,540
PPL Corp.	226,328	6,140
Southern (The) Co.	341,000	24,317
Xcel Energy, Inc.	176,318	12,476
		198,391
Electrical Equipment – 0.5%
AMETEK, Inc.	71,634	7,872
Eaton Corp. PLC	125,570	15,821
Emerson Electric Co.	186,551	14,838
Generac Holdings, Inc.*	19,484	4,103
Rockwell Automation, Inc.	35,990	7,173
		49,807
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	187,342	12,061
CDW Corp.	41,735	6,576
Corning, Inc.	235,568	7,423
Keysight Technologies, Inc.*	57,814	7,970
TE Connectivity Ltd.	101,296	11,461
Teledyne Technologies, Inc.*	15,444	5,793
Trimble, Inc.*	76,162	4,435
Zebra Technologies Corp., Class A*	16,697	4,908
		60,627
Energy Equipment & Services – 0.3%
Baker Hughes Co.	294,528	8,503
Halliburton Co.	292,589	9,176
Schlumberger N.V.	444,673	15,901
		33,580
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Entertainment – 1.3%
Activision Blizzard, Inc.	245,989	$19,153
Electronic Arts, Inc.	91,018	11,072
Live Nation Entertainment, Inc.*	41,212	3,403
Netflix, Inc.*	140,178	24,513
Take-Two Interactive Software, Inc.*	49,732	6,094
Walt Disney (The) Co.*	581,462	54,890
Warner Bros. Discovery, Inc.*	688,733	9,243
		128,368
Equity Real Estate Investment Trusts – 2.8%
Alexandria Real Estate Equities, Inc.	45,744	6,634
American Tower Corp.	146,955	37,560
AvalonBay Communities, Inc.	43,662	8,481
Boston Properties, Inc.	43,151	3,840
Camden Property Trust	35,461	4,769
Crown Castle International Corp.	136,463	22,978
Digital Realty Trust, Inc.	88,967	11,551
Duke Realty Corp.	126,065	6,927
Equinix, Inc.	29,267	19,229
Equity Residential	107,138	7,738
Essex Property Trust, Inc.	20,568	5,379
Extra Space Storage, Inc.	42,260	7,189
Federal Realty OP L.P.	20,616	1,974
Healthpeak Properties, Inc.	163,275	4,230
Host Hotels & Resorts, Inc.	221,758	3,477
Iron Mountain, Inc.	96,652	4,706
Kimco Realty Corp.	186,042	3,678
Mid-America Apartment Communities, Inc.	35,955	6,280
Prologis, Inc.	233,685	27,493
Public Storage	48,264	15,091
Realty Income Corp.	194,480	13,275
Regency Centers Corp.	45,852	2,720
SBA Communications Corp.	34,267	10,967
Simon Property Group, Inc.	106,517	10,111
UDR, Inc.	90,463	4,165
Ventas, Inc.	123,084	6,330
VICI Properties, Inc.	313,235	9,331
Vornado Realty Trust	57,517	1,644
Welltower, Inc.	146,979	12,104
Weyerhaeuser Co.	235,660	7,805
		287,656
Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	140,626	67,399
Kroger (The) Co.	211,547	10,013

NORTHERN FUNDS QUARTERLY REPORT     171    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Food & Staples Retailing – 1.5%continued
Sysco Corp.	163,897	$13,884
Walgreens Boots Alliance, Inc.	226,418	8,581
Walmart, Inc.	444,830	54,082
		153,959
Food Products – 1.1%
Archer-Daniels-Midland Co.	179,077	13,896
Campbell Soup Co.	68,777	3,305
Conagra Brands, Inc.	146,276	5,009
General Mills, Inc.	191,679	14,462
Hershey (The) Co.	46,592	10,025
Hormel Foods Corp.	88,818	4,206
J.M. Smucker (The) Co.	36,119	4,624
Kellogg Co.	77,601	5,536
Kraft Heinz (The) Co.	220,173	8,397
Lamb Weston Holdings, Inc.	42,823	3,060
McCormick & Co., Inc. (Non Voting)	82,014	6,828
Mondelez International, Inc., Class A	437,469	27,162
Tyson Foods, Inc., Class A	91,599	7,883
		114,393
Gas Utilities – 0.0%
Atmos Energy Corp.	46,130	5,171
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	557,661	60,590
ABIOMED, Inc.*	13,618	3,371
Align Technology, Inc.*	22,497	5,324
Baxter International, Inc.	157,157	10,094
Becton Dickinson and Co.	89,810	22,141
Boston Scientific Corp.*	449,051	16,736
Cooper (The) Cos., Inc.	15,535	4,864
DENTSPLY SIRONA, Inc.	62,781	2,243
Dexcom, Inc.*	121,999	9,093
Edwards Lifesciences Corp.*	196,951	18,728
Hologic, Inc.*	82,292	5,703
IDEXX Laboratories, Inc.*	26,966	9,458
Intuitive Surgical, Inc.*	113,134	22,707
Medtronic PLC	424,417	38,091
ResMed, Inc.	45,962	9,635
STERIS PLC	30,865	6,363
Stryker Corp.	106,042	21,095
Teleflex, Inc.	14,265	3,507
Zimmer Biomet Holdings, Inc.	64,759	6,804
		276,547
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Health Care Providers & Services – 3.5%
AmerisourceBergen Corp.	49,396	$6,989
Cardinal Health, Inc.	90,629	4,737
Centene Corp.*	183,407	15,518
Cigna Corp.	101,734	26,809
CVS Health Corp.	414,948	38,449
DaVita, Inc.*	19,224	1,537
Elevance Health, Inc.	77,000	37,159
HCA Healthcare, Inc.	73,484	12,350
Henry Schein, Inc.*	46,619	3,578
Humana, Inc.	40,561	18,985
Laboratory Corp. of America Holdings	29,061	6,811
McKesson Corp.	46,895	15,298
Molina Healthcare, Inc.*	17,890	5,002
Quest Diagnostics, Inc.	37,498	4,986
UnitedHealth Group, Inc.	298,196	153,162
Universal Health Services, Inc., Class B	19,424	1,956
		353,326
Hotels, Restaurants & Leisure – 1.8%
Booking Holdings, Inc.*	12,818	22,419
Caesars Entertainment, Inc.*	63,273	2,423
Carnival Corp.*	237,476	2,054
Chipotle Mexican Grill, Inc.*	8,733	11,416
Darden Restaurants, Inc.	37,930	4,291
Domino's Pizza, Inc.	11,076	4,316
Expedia Group, Inc.*	46,264	4,387
Hilton Worldwide Holdings, Inc.	86,860	9,680
Las Vegas Sands Corp.*	115,590	3,883
Marriott International, Inc., Class A	86,132	11,715
McDonald's Corp.	236,071	58,281
MGM Resorts International	105,715	3,060
Norwegian Cruise Line Holdings Ltd.*	115,979	1,290
Penn National Gaming, Inc.*	45,276	1,377
Royal Caribbean Cruises Ltd.*	76,480	2,670
Starbucks Corp.	362,045	27,657
Wynn Resorts Ltd.*	36,988	2,108
Yum! Brands, Inc.	90,073	10,224
		183,251
Household Durables – 0.3%
D.R. Horton, Inc.	101,748	6,735
Garmin Ltd.	46,415	4,560
Lennar Corp., Class A	82,223	5,803
Mohawk Industries, Inc.*	14,750	1,831
Newell Brands, Inc.	127,905	2,435

EQUITY FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Household Durables – 0.3%continued
NVR, Inc.*	1,030	$4,124
PulteGroup, Inc.	74,039	2,934
Whirlpool Corp.	17,621	2,729
		31,151
Household Products – 1.6%
Church & Dwight Co., Inc.	79,709	7,386
Clorox (The) Co.	39,344	5,547
Colgate-Palmolive Co.	266,477	21,355
Kimberly-Clark Corp.	107,011	14,462
Procter & Gamble (The) Co.	764,656	109,950
		158,700
Independent Power & Renewable Electricity Producers – 0.0%
AES (The) Corp.	207,174	4,353
Industrial Conglomerates – 0.8%
3M Co.	180,334	23,337
General Electric Co.	347,138	22,103
Honeywell International, Inc.	217,555	37,813
		83,253
Insurance – 2.2%
Aflac, Inc.	190,734	10,553
Allstate (The) Corp.	88,701	11,241
American International Group, Inc.	255,869	13,083
Aon PLC, Class A	68,209	18,395
Arthur J. Gallagher & Co.	65,829	10,733
Assurant, Inc.	18,241	3,153
Brown & Brown, Inc.	70,819	4,132
Chubb Ltd.	135,790	26,694
Cincinnati Financial Corp.	49,172	5,850
Everest Re Group Ltd.	12,596	3,530
Globe Life, Inc.	28,238	2,752
Hartford Financial Services Group (The), Inc.	105,653	6,913
Lincoln National Corp.	51,511	2,409
Loews Corp.	65,288	3,869
Marsh & McLennan Cos., Inc.	161,008	24,997
MetLife, Inc.	219,860	13,805
Principal Financial Group, Inc.	74,582	4,981
Progressive (The) Corp.	185,514	21,570
Prudential Financial, Inc.	117,131	11,207
Travelers (The) Cos., Inc.	77,550	13,116
W.R. Berkley Corp.	66,867	4,564
Willis Towers Watson PLC	36,503	7,205
		224,752
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Interactive Media & Services – 5.2%
Alphabet, Inc., Class A*	95,754	$208,673
Alphabet, Inc., Class C*	87,804	192,067
Match Group, Inc.*	93,473	6,514
Meta Platforms, Inc., Class A*	730,678	117,822
Twitter, Inc.*	237,263	8,871
		533,947
Internet & Direct Marketing Retail – 3.0%
Amazon.com, Inc.*	2,784,914	295,786
eBay, Inc.	182,733	7,615
Etsy, Inc.*	37,760	2,764
		306,165
IT Services – 4.4%
Accenture PLC, Class A	202,183	56,136
Akamai Technologies, Inc.*	50,483	4,611
Automatic Data Processing, Inc.	133,850	28,114
Broadridge Financial Solutions, Inc.	35,812	5,105
Cognizant Technology Solutions Corp., Class A	165,509	11,170
DXC Technology Co.*	84,041	2,547
EPAM Systems, Inc.*	18,879	5,565
Fidelity National Information Services, Inc.	192,134	17,613
Fiserv, Inc.*	182,812	16,265
FleetCor Technologies, Inc.*	23,866	5,015
Gartner, Inc.*	25,819	6,244
Global Payments, Inc.	88,550	9,797
International Business Machines Corp.	287,557	40,600
Jack Henry & Associates, Inc.	24,308	4,376
Mastercard, Inc., Class A	273,458	86,271
Paychex, Inc.	101,337	11,539
PayPal Holdings, Inc.*	365,714	25,541
VeriSign, Inc.*	30,431	5,092
Visa, Inc., Class A	524,475	103,264
		444,865
Leisure Products – 0.0%
Hasbro, Inc.	44,175	3,617
Life Sciences Tools & Services – 1.9%
Agilent Technologies, Inc.	94,577	11,233
Bio-Rad Laboratories, Inc., Class A*	6,574	3,254
Bio-Techne Corp.	11,864	4,113
Charles River Laboratories International, Inc.*	17,113	3,662
Danaher Corp.	206,646	52,389

NORTHERN FUNDS QUARTERLY REPORT     173    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Life Sciences Tools & Services – 1.9%continued
Illumina, Inc.*	48,918	$9,019
IQVIA Holdings, Inc.*	59,404	12,890
Mettler-Toledo International, Inc.*	7,205	8,277
PerkinElmer, Inc.	41,570	5,912
Thermo Fisher Scientific, Inc.	124,314	67,537
Waters Corp.*	19,114	6,326
West Pharmaceutical Services, Inc.	23,380	7,069
		191,681
Machinery – 1.5%
Caterpillar, Inc.	170,116	30,410
Cummins, Inc.	43,887	8,493
Deere & Co.	88,749	26,578
Dover Corp.	44,976	5,456
Fortive Corp.	117,595	6,395
IDEX Corp.	24,379	4,428
Illinois Tool Works, Inc.	91,233	16,627
Ingersoll Rand, Inc.	133,670	5,625
Nordson Corp.	16,131	3,266
Otis Worldwide Corp.	137,387	9,709
PACCAR, Inc.	108,655	8,947
Parker-Hannifin Corp.	40,033	9,850
Pentair PLC	48,517	2,221
Snap-on, Inc.	17,973	3,541
Stanley Black & Decker, Inc.	46,688	4,896
Westinghouse Air Brake Technologies Corp.	57,202	4,695
Xylem, Inc.	54,623	4,270
		155,407
Media – 0.9%
Charter Communications, Inc., Class A*	36,867	17,273
Comcast Corp., Class A	1,416,850	55,597
DISH Network Corp., Class A*	90,927	1,630
Fox Corp., Class A	105,323	3,387
Fox Corp., Class B	39,313	1,168
Interpublic Group of (The) Cos., Inc.	132,452	3,647
News Corp., Class A	110,482	1,721
News Corp., Class B	30,384	483
Omnicom Group, Inc.	62,330	3,965
Paramount Global, Class B	185,586	4,580
		93,451
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	461,977	13,517
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Metals & Mining – 0.4%continued
Newmont Corp.	255,671	$15,256
Nucor Corp.	85,956	8,975
		37,748
Multiline Retail – 0.5%
Dollar General Corp.	73,586	18,061
Dollar Tree, Inc.*	72,913	11,364
Target Corp.	148,455	20,966
		50,391
Multi-Utilities – 1.0%
Ameren Corp.	80,928	7,313
CenterPoint Energy, Inc.	207,428	6,136
CMS Energy Corp.	95,521	6,448
Consolidated Edison, Inc.	114,990	10,935
Dominion Energy, Inc.	256,030	20,434
DTE Energy Co.	63,338	8,028
NiSource, Inc.	136,398	4,022
Public Service Enterprise Group, Inc.	157,579	9,972
Sempra Energy	101,372	15,233
WEC Energy Group, Inc.	102,539	10,319
		98,840
Oil, Gas & Consumable Fuels – 4.0%
APA Corp.	111,041	3,875
Chevron Corp.	623,693	90,298
ConocoPhillips	413,254	37,114
Coterra Energy, Inc.	258,805	6,675
Devon Energy Corp.	198,194	10,922
Diamondback Energy, Inc.	54,188	6,565
EOG Resources, Inc.	185,683	20,507
Exxon Mobil Corp.	1,341,600	114,895
Hess Corp.	88,230	9,347
Kinder Morgan, Inc.	631,771	10,589
Marathon Oil Corp.	232,327	5,223
Marathon Petroleum Corp.	174,124	14,315
Occidental Petroleum Corp.	281,034	16,547
ONEOK, Inc.	145,455	8,073
Phillips 66	151,035	12,383
Pioneer Natural Resources Co.	72,083	16,080
Valero Energy Corp.	129,819	13,797
Williams (The) Cos., Inc.	393,801	12,291
		409,496
Personal Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	72,892	18,563

EQUITY FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	679,954	$52,356
Catalent, Inc.*	55,065	5,908
Eli Lilly & Co.	251,527	81,552
Johnson & Johnson	835,751	148,354
Merck & Co., Inc.	806,348	73,515
Organon & Co.	86,721	2,927
Pfizer, Inc.	1,781,957	93,428
Viatris, Inc.	404,582	4,236
Zoetis, Inc.	148,425	25,513
		487,789
Professional Services – 0.3%
Equifax, Inc.	38,504	7,038
Jacobs Engineering Group, Inc.	42,541	5,408
Leidos Holdings, Inc.	43,756	4,407
Nielsen Holdings PLC	123,375	2,865
Robert Half International, Inc.	37,618	2,817
Verisk Analytics, Inc.	50,858	8,803
		31,338
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	104,555	7,696
Road & Rail – 0.9%
CSX Corp.	698,453	20,297
JB Hunt Transport Services, Inc.	27,920	4,397
Norfolk Southern Corp.	76,709	17,435
Old Dominion Freight Line, Inc.	29,851	7,650
Union Pacific Corp.	200,718	42,809
		92,588
Semiconductors & Semiconductor Equipment – 5.2%
Advanced Micro Devices, Inc.*	517,116	39,544
Analog Devices, Inc.	165,617	24,195
Applied Materials, Inc.	280,717	25,540
Broadcom, Inc.	129,472	62,899
Enphase Energy, Inc.*	44,025	8,595
Intel Corp.	1,305,808	48,850
KLA Corp.	47,366	15,113
Lam Research Corp.	44,014	18,756
Microchip Technology, Inc.	173,538	10,079
Micron Technology, Inc.	351,731	19,444
Monolithic Power Systems, Inc.	13,662	5,247
NVIDIA Corp.	797,658	120,917
NXP Semiconductors N.V.	82,309	12,184
ON Semiconductor Corp.*	141,700	7,129
Qorvo, Inc.*	33,868	3,194
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Semiconductors & Semiconductor Equipment – 5.2%continued
QUALCOMM, Inc.	354,678	$45,307
Skyworks Solutions, Inc.	51,661	4,786
SolarEdge Technologies, Inc.*	18,358	5,024
Teradyne, Inc.	51,333	4,597
Texas Instruments, Inc.	291,992	44,865
		526,265
Software – 8.9%
Adobe, Inc.*	150,823	55,210
ANSYS, Inc.*	27,148	6,496
Autodesk, Inc.*	68,627	11,801
Cadence Design Systems, Inc.*	87,413	13,115
Ceridian HCM Holding, Inc.*	39,392	1,855
Citrix Systems, Inc.	38,687	3,759
Fortinet, Inc.*	214,515	12,137
Intuit, Inc.	89,415	34,464
Microsoft Corp.	2,379,595	611,151
NortonLifeLock, Inc.	175,832	3,861
Oracle Corp.	503,581	35,185
Paycom Software, Inc.*	14,573	4,082
PTC, Inc.*	35,450	3,770
Roper Technologies, Inc.	33,158	13,086
Salesforce, Inc.*	317,207	52,352
ServiceNow, Inc.*	63,322	30,111
Synopsys, Inc.*	48,297	14,668
Tyler Technologies, Inc.*	12,553	4,174
		911,277
Specialty Retail – 2.1%
Advance Auto Parts, Inc.	19,116	3,309
AutoZone, Inc.*	6,414	13,784
Bath & Body Works, Inc.	69,879	1,881
Best Buy Co., Inc.	67,229	4,383
CarMax, Inc.*	50,519	4,571
Home Depot (The), Inc.	329,400	90,345
Lowe's Cos., Inc.	211,412	36,927
O'Reilly Automotive, Inc.*	21,244	13,421
Ross Stores, Inc.	109,091	7,661
TJX (The) Cos., Inc.	372,997	20,832
Tractor Supply Co.	36,621	7,099
Ulta Beauty, Inc.*	17,084	6,586
		210,799
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	4,891,979	668,831
Hewlett Packard Enterprise Co.	407,929	5,409

NORTHERN FUNDS QUARTERLY REPORT     175    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Technology Hardware, Storage & Peripherals – 6.9%continued
HP, Inc.	340,939	$11,176
NetApp, Inc.	68,994	4,501
Seagate Technology Holdings PLC	60,202	4,301
Western Digital Corp.*	103,674	4,648
		698,866
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc., Class B	401,752	41,059
PVH Corp.	24,681	1,404
Ralph Lauren Corp.	13,446	1,205
Tapestry, Inc.	73,875	2,255
VF Corp.	107,017	4,727
		50,650
Tobacco – 0.7%
Altria Group, Inc.	574,478	23,996
Philip Morris International, Inc.	491,569	48,537
		72,533
Trading Companies & Distributors – 0.2%
Fastenal Co.	187,173	9,344
United Rentals, Inc.*	22,927	5,569
W.W. Grainger, Inc.	13,657	6,206
		21,119
Water Utilities – 0.1%
American Water Works Co., Inc.	57,314	8,527
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	185,791	24,996
Total Common Stocks
(Cost $3,586,480)		10,147,154

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(2) (3)	29,056,314	29,056
Total Investment Companies
(Cost $29,056)		29,056

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.82%, 11/25/22(4) (5)	$21,960	$21,778
	Total Short-Term Investments
	(Cost $21,797)	21,778

	Total Investments – 100.0%
	(Cost $3,637,333)	10,197,988
	Liabilities less Other Assets – (0.0%)	(954)
	NET ASSETS – 100.0%	$10,197,034

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	250	$47,369	Long	9/22	$332
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.5%
Investment Companies	0.3%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

EQUITY FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$10,147,154	$—	$—	$10,147,154
Investment Companies	29,056	—	—	29,056
Short-Term Investments	—	21,778	—	21,778
Total Investments	$10,176,210	$21,778	$—	$10,197,988
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$332	$—	$—	$332

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122,922	$229,981	$323,847	$—	$—	$98	$29,056	29,056,314
Northern Trust Corp.	7,937	—	396	(1,478)	139	47	6,202	64,280
Total	$130,859	$229,981	$324,243	$(1,478)	$139	$145	$35,258	29,120,594
NORTHERN FUNDS QUARTERLY REPORT     177    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Air Freight & Logistics – 0.8%
Expeditors International of Washington, Inc.	26,337	$2,567
United Parcel Service, Inc., Class B	2,858	521
		3,088
Automobiles – 1.6%
Tesla, Inc.*	9,575	6,448
Banks – 3.8%
Bank of Hawaii Corp.	28,934	2,153
Citigroup, Inc.	90,729	4,173
JPMorgan Chase & Co.	66,145	7,448
SVB Financial Group*	4,110	1,623
		15,397
Beverages – 2.8%
Brown-Forman Corp., Class B	17,057	1,197
Coca-Cola (The) Co.	164,523	10,350
		11,547
Biotechnology – 4.7%
AbbVie, Inc.	24,313	3,724
Amgen, Inc.	25,525	6,210
Biogen, Inc.*	10,036	2,047
Gilead Sciences, Inc.	57,409	3,548
Moderna, Inc.*	2,998	428
Vertex Pharmaceuticals, Inc.*	11,635	3,279
		19,236
Building Products – 2.2%
Allegion PLC	23,412	2,292
Johnson Controls International PLC	20,838	998
Lennox International, Inc.	5,353	1,106
Owens Corning	29,582	2,198
Trane Technologies PLC	18,609	2,417
		9,011
Capital Markets – 2.3%
Affiliated Managers Group, Inc.	7,739	902
Ameriprise Financial, Inc.	9,234	2,195
Bank of New York Mellon (The) Corp.	57,833	2,412
BlackRock, Inc.	3,810	2,320
Janus Henderson Group PLC	72,292	1,700
		9,529
Chemicals – 1.2%
Dow, Inc.	47,144	2,433
Sherwin-Williams (The) Co.	10,975	2,458
		4,891
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Commercial Services & Supplies – 0.3%
Rollins, Inc.	32,130	$1,122
Communications Equipment – 0.5%
Cisco Systems, Inc.	45,341	1,933
Construction & Engineering – 0.5%
AECOM	32,395	2,113
Consumer Finance – 2.4%
Ally Financial, Inc.	45,395	1,521
American Express Co.	28,173	3,905
Discover Financial Services	22,940	2,170
SLM Corp.	61,966	988
Synchrony Financial	45,740	1,263
		9,847
Diversified Consumer Services – 0.5%
Terminix Global Holdings, Inc.*	53,620	2,180
Diversified Financial Services – 0.9%
Berkshire Hathaway, Inc., Class B*	7,441	2,031
Voya Financial, Inc.	30,435	1,812
		3,843
Electric Utilities – 0.6%
Exelon Corp.	55,944	2,535
Electrical Equipment – 0.5%
Acuity Brands, Inc.	14,555	2,242
Electronic Equipment, Instruments & Components – 0.2%
Trimble, Inc.*	5,322	310
Zebra Technologies Corp., Class A*	2,193	645
		955
Entertainment – 0.8%
Activision Blizzard, Inc.	10,839	844
Warner Bros. Discovery, Inc.*	11,387	153
World Wrestling Entertainment, Inc., Class A	39,339	2,458
		3,455
Equity Real Estate Investment Trusts – 2.9%
American Tower Corp.	17,642	4,509
Equity Residential	3,498	253
Healthpeak Properties, Inc.	73,981	1,917
Iron Mountain, Inc.	19,273	938
Prologis, Inc.	21,368	2,514
Weyerhaeuser Co.	55,348	1,833
		11,964

EQUITY FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Food Products – 1.4%
General Mills, Inc.	39,250	$2,961
Kellogg Co.	38,232	2,728
		5,689
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	3,415	371
Edwards Lifesciences Corp.*	10,429	992
Hologic, Inc.*	32,689	2,265
IDEXX Laboratories, Inc.*	5,333	1,871
QuidelOrtho Corp.*	2,057	200
ResMed, Inc.	6,294	1,319
		7,018
Health Care Providers & Services – 2.9%
Amedisys, Inc.*	14,606	1,535
Cardinal Health, Inc.	41,758	2,183
DaVita, Inc.*	6,541	523
Laboratory Corp. of America Holdings	9,254	2,169
McKesson Corp.	6,429	2,097
Quest Diagnostics, Inc.	18,455	2,454
UnitedHealth Group, Inc.	2,005	1,030
		11,991
Health Care Technology – 0.2%
Veeva Systems, Inc., Class A*	3,772	747
Hotels, Restaurants & Leisure – 0.2%
Domino's Pizza, Inc.	1,996	778
Household Products – 3.5%
Clorox (The) Co.	15,621	2,202
Colgate-Palmolive Co.	39,310	3,151
Kimberly-Clark Corp.	22,798	3,081
Procter & Gamble (The) Co.	39,427	5,669
		14,103
Industrial Conglomerates – 0.8%
3M Co.	26,059	3,372
Insurance – 3.4%
Aflac, Inc.	43,818	2,424
Allstate (The) Corp.	15,230	1,930
American International Group, Inc.	9,500	486
Aon PLC, Class A	6,561	1,769
Lincoln National Corp.	13,250	620
MetLife, Inc.	41,815	2,625
Prudential Financial, Inc.	24,790	2,372
Travelers (The) Cos., Inc.	9,399	1,590
		13,816
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Interactive Media & Services – 6.0%
Alphabet, Inc., Class A*	6,730	$14,667
Alphabet, Inc., Class C*	3,181	6,958
Meta Platforms, Inc., Class A*	17,887	2,884
		24,509
Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.*	52,850	5,613
IT Services – 5.3%
Accenture PLC, Class A	13,443	3,732
Cognizant Technology Solutions Corp., Class A	3,192	215
International Business Machines Corp.	40,867	5,770
Jack Henry & Associates, Inc.	2,069	373
Mastercard, Inc., Class A	27,398	8,644
Visa, Inc., Class A	11,418	2,248
Western Union (The) Co.	33,515	552
		21,534
Leisure Products – 0.6%
Hasbro, Inc.	29,777	2,438
Life Sciences Tools & Services – 2.0%
Agilent Technologies, Inc.	17,480	2,076
Mettler-Toledo International, Inc.*	1,987	2,282
Waters Corp.*	8,345	2,762
West Pharmaceutical Services, Inc.	3,488	1,055
		8,175
Machinery – 1.9%
Cummins, Inc.	12,670	2,452
Illinois Tool Works, Inc.	10,699	1,950
Pentair PLC	38,436	1,759
Xylem, Inc.	20,252	1,583
		7,744
Media – 1.1%
Interpublic Group of (The) Cos., Inc.	74,445	2,049
New York Times (The) Co., Class A	5,304	148
Sirius XM Holdings, Inc.	377,420	2,314
		4,511
Metals & Mining – 0.1%
Newmont Corp.	6,199	370
Multiline Retail – 0.3%
Kohl's Corp.	8,962	320
Target Corp.	6,157	869
		1,189

NORTHERN FUNDS QUARTERLY REPORT     179    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Multi-Utilities – 0.5%
DTE Energy Co.	15,941	$2,021
Oil, Gas & Consumable Fuels – 2.0%
APA Corp.	36,313	1,267
EOG Resources, Inc.	4,309	476
Hess Corp.	2,975	315
Marathon Petroleum Corp.	3,635	299
ONEOK, Inc.	38,425	2,133
Targa Resources Corp.	15,311	914
Texas Pacific Land Corp.	1,742	2,592
		7,996
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	11,546	889
Eli Lilly & Co.	18,004	5,837
Johnson & Johnson	21,917	3,891
Zoetis, Inc.	21,711	3,732
		14,349
Professional Services – 0.9%
Nielsen Holdings PLC	90,161	2,094
Robert Half International, Inc.	22,875	1,713
		3,807
Real Estate Management & Development – 1.1%
CBRE Group, Inc., Class A*	31,448	2,315
Jones Lang LaSalle, Inc.*	11,428	1,998
		4,313
Road & Rail – 0.4%
Landstar System, Inc.	11,901	1,731
Semiconductors & Semiconductor Equipment – 4.4%
Applied Materials, Inc.	26,487	2,410
Enphase Energy, Inc.*	1,224	239
First Solar, Inc.*	6,205	423
Intel Corp.	89,427	3,345
Lam Research Corp.	1,602	682
NVIDIA Corp.	32,421	4,915
Texas Instruments, Inc.	39,258	6,032
		18,046
Software – 10.9%
Adobe, Inc.*	21,546	7,887
Aspen Technology, Inc.*	2,618	481
Autodesk, Inc.*	4,785	823
Cadence Design Systems, Inc.*	14,166	2,126
Intuit, Inc.	9,950	3,835
Manhattan Associates, Inc.*	1,800	206
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 10.9%continued
Microsoft Corp.	95,876	$24,624
Oracle Corp.	33,046	2,309
Teradata Corp.*	32,344	1,197
VMware, Inc., Class A	9,231	1,052
		44,540
Specialty Retail – 4.0%
Best Buy Co., Inc.	28,330	1,847
Home Depot (The), Inc.	26,567	7,286
Lowe's Cos., Inc.	25,298	4,419
Ulta Beauty, Inc.*	2,359	909
Williams-Sonoma, Inc.	17,087	1,896
		16,357
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	190,610	26,060
HP, Inc.	70,850	2,323
		28,383
Textiles, Apparel & Luxury Goods – 1.0%
Carter's, Inc.	10,172	717
Deckers Outdoor Corp.*	906	231
Hanesbrands, Inc.	116,188	1,196
NIKE, Inc., Class B	17,865	1,826
		3,970
Trading Companies & Distributors – 1.2%
Fastenal Co.	47,960	2,394
W.W. Grainger, Inc.	5,131	2,332
		4,726
Total Common Stocks
(Cost $401,769)		405,172

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	1,346,143	1,346
Total Investment Companies
(Cost $1,346)		1,346

EQUITY FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.82%, 11/25/22(3) (4)	$480	$476
	Total Short-Term Investments
	(Cost $476)	476

	Total Investments – 99.5%
	(Cost $403,591)	406,994
	Other Assets less Liabilities – 0.5%	1,969
	NET ASSETS – 100.0%	$408,963

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	19	$3,600	Long	9/22	$(10)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Investment Companies	0.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$405,172	$—	$—	$405,172
Investment Companies	1,346	—	—	1,346
Short-Term Investments	—	476	—	476
Total Investments	$406,518	$476	$—	$406,994
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(10)	$—	$—	$(10)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,516	$11,646	$13,816	$5	$1,346	1,346,143
NORTHERN FUNDS QUARTERLY REPORT     181    EQUITY FUNDS